UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2022

Date of reporting period:	December 31, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Annual Report
December 31 , 2022
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 3
Blue Chip Account (unaudited) 4
Bond Market Index Account (unaudited) 5
Core Plus Bond Account (unaudited) 6
Diversified Balanced Account (unaudited) 7
Diversified Balanced Managed Volatility Account (unaudited) 8
Diversified Balanced Volatility Control Account (unaudited) 9
Diversified Growth Account (unaudited) 10
Diversified Growth Managed Volatility Account (unaudited) 11
Diversified Growth Volatility Control Account (unaudited) 12
Diversified Income Account (unaudited) 13
Diversified International Account (unaudited) 14
Equity Income Account (unaudited) 15
Global Emerging Markets Account (unaudited) 16
Government & High Quality Bond Account (unaudited) 17
LargeCap Growth Account I (unaudited) 18
LargeCap S&P 500 Index Account (unaudited) 19
LargeCap S&P 500 Managed Volatility Index Account (unaudited) 20
MidCap Account (unaudited) 21
Principal Capital Appreciation Account (unaudited) 22
Principal LifeTime 2010 Account (unaudited) 23
Principal LifeTime 2020 Account (unaudited) 24
Principal LifeTime 2030 Account (unaudited) 25
Principal LifeTime 2040 Account (unaudited) 26
Principal LifeTime 2050 Account (unaudited) 27
Principal LifeTime 2060 Account (unaudited) 28
Principal LifeTime Strategic Income Account (unaudited) 29
Real Estate Securities Account (unaudited) 30
SAM Balanced Portfolio (unaudited) 31
SAM Conservative Balanced Portfolio (unaudited) 32
SAM Conservative Growth Portfolio (unaudited) 33
SAM Flexible Income Portfolio (unaudited) 34
SAM Strategic Growth Portfolio (unaudited) 35
Short-Term Income Account (unaudited) 36
SmallCap Account (unaudited) 37
U.S. LargeCap Buffer July Account (unaudited) 38
Financial Statements 39
Notes to Financial Statements 102
Schedules of Investments 128
Financial Highlights (Includes performance information) 259
Report of Independent Registered Public Accounting Firm 333
Shareholder Expense Example 335
Supplemental Information 338

Economic & Financial Market Review
Global economic growth continued to normalize lower as a tumultuous 2022 came to a close. Plagued by geopolitical disruptions, continued
supply constraints, and wage pressures, global inflation, the primary driver of economic angst last year, increased from 4.9% in December
2021 to a peak of 7.5% in September 2022. It eventually dropped to 7.0% in November. Despite being well above central bank targets, downward trending inflation in 4Q 2022 was a sign of relief from many investors—oil and goods prices finally rolled over and appear to have halted headline and core inflation’s march higher. Unfortunately, services inflation, particularly shelter—a key component of the Consumer
Price Index (CPI)—remains elevated.
To combat the persistently high inflation, many global central banks embarked on aggressive tightening paths in 2022. While global policy rates rose by an average of 232 basis points (bps), the United States (U.S.) Federal Reserve (Fed) hiked interest rates seven times, for a total of 425 bps. As a result, hawkish monetary policies weighed heavily on global financial conditions throughout the year.
Despite U.S. real gross domestic product (GDP) growing at an average quarter-over-quarter annualized rate of 2.0% in the four quarters ending 4Q 2022 and global manufacturing Purchasing Manager’s Index (PMI) reading averaging above 50 for the last twelve months, economic activity slowed in the fourth quarter.1 Within emerging markets, which also experienced declining PMIs, China’s economy was battered by recurring lockdowns and weak demand. While the recent turn in COVID-19 policy has caused some short-term pain in China, the opening of China’s economy will likely bring growth to the region in 2023.
As global economies faltered, global earnings growth slowed further and ended the year barely positive. Compared to the same time last year,
MSCI All Country World Index (ACWI) trailing twelve-months earnings-per-share (TTM EPS) grew by 3%. MSCI World Index TTM EPS increased by 4%, much higher than the MSCI Emerging Market Index’s -2%. In developed markets, the MSCI U.S. Index earnings grew faster than the MSCI Europe Index, which was severely impacted by the geopolitical challenges in eastern Europe and subsequent surge in fuel prices. U.S. mid-cap (17%) and small-cap (10%) stocks delivered much higher earnings growth than large-cap (7%) stocks, while value stocks (10%) earnings growth outpaced growth stocks (3%) for the year.
Global bonds slightly outperformed global equities in 2022, but both experienced losses. In the U.S., both U.S. equities and bonds recorded double-digit yearly declines for the first time since the 19th century. In USD terms, the MSCI ACWI Index fell -18% year-over-year, while the Bloomberg Global Aggregate Index was down 17%. Within equities, developed markets outperformed emerging markets by 2%, while the U.S. underperformed developed markets ex-U.S. by 6%. The NASDAQ 100 was the worst performer among major markets, with a 32%
loss. U.S. value, represented by the Russel 1000 Value Index, was the top outperformer with an 8% loss. The Bloomberg U.S. Treasury Index delivered a 12% loss as the U.S. 10-year Treasury yield rose from 1.51% to 3.87%. Global high-yield bonds outperformed investment-grade corporate bonds and global treasury bonds by 4% and 5%, respectively. DXY Index, a proxy for USD strength, increased by 8%. Commodity prices represented by the S&P GSCI Total Return Index increased by 26%, and Nymex crude oil rose slightly from $75.2 to $80.3 USD/
barrel.
Heading into 2023, hawkish monetary policy remains a headwind to global growth, particularly from the U.S. Federal Reserve, but the end of this central bank hiking cycle is likely within sight. Inflation is starting to decelerate due to improved supply chains and lower energy prices, global equity valuations are considerably more attractive, and there may also be more significant opportunities in core fixed income and real assets as interest rates stabilize. In 2023, diversification across asset classes is recommended, inflation mitigation continues to be necessary, and taking advantage of attractively valued global opportunities will likely be rewarded.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of December 31, 2022.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries.
MSCI World ex U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries-- excluding the United States.
MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets (DM) countries in Europe.

Economic & Financial Market Review
MSCI Emerging Markets Index consists of large and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large and mid-cap segments of the US market
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners' currencies.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of Class 3 shares for Blue Chip Account, Class 2 shares for Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, and U.S. LargeCap Buffer July Account and Class 1
shares for all other funds. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
.

Blue Chip Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC ("PGI," the fund's investment advisor), display characteristics of a "blue chip" company. For this fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth
Index.
Over its fiscal year, the Blue Chip Account’s relative performance benefited from positive sector allocation, primarily from its overweight position in the Financial and Industrials sectors. The largest contributor to performance was O’Reilly Automotive, a leading auto parts aftermarket retailer, serving both consumers who repair their own vehicles and professional mechanics through their more than 5,000 stores.
The next largest contributor was Progressive. Progressive is the 3rd largest auto insurer in the U.S., the largest seller of motorcycle policies, market-leader in commercial auto insurance, and one of the top 15 homeowners carriers. The third largest contributor was CoStar Group, commercial real estate’s leading provider of information, analytics and online marketplaces. Started over 35 years ago by current CEO Andy
Florance, CoStar has grown to be an essential part of the real estate ecosystem and is sometimes called the “Bloomberg for commercial real estate”.
Company selection in Healthcare and Information Technology was a drag on relative performance during the year. The largest detractor for the year was Amazon, a dominant online retailer and cloud computing business. The second largest detractor from performance was
Alphabet, the parent company of a collection of high-quality businesses including Google Search and YouTube. The third largest detractor was Microsoft. Its two largest businesses, Office and cloud platform Azure, continue to gain share as they make businesses more efficient.
Satya Nadella and Amy Hood (CEO and CFO respectively) ensure Microsoft is focused on large and growing opportunities.
Value of a $10,000 Investment* December 9, 2020 - December 31, 2022
1-Year Since Inception Inception Date
Class 3 Shares -31.20% -5.64% 12/9/20

Bond Market Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the fund uses a passive investment approach known as
"sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the
Bloomberg U.S. Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
Overall, the portfolio performed in line with the benchmark during the past year. The top contributors were security specific impacts within investment grade corporate bonds, slightly lower allocation compared to benchmark weight to commercial mortgage-backed securities, and security specific impacts within government related credit.
The top detractors were security specific impacts within mortgage-backed securities, slightly lower allocation compared to benchmark weight to asset-backed securities, and slightly higher allocation compared to benchmark weight to investment grade corporate bonds.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -13.16% -0.20% 0.76% 5/15/12

Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities and mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities.
During the past year the top contributing factors included duration positioning, security selection within below investment grade corporate bonds, and overweight allocation to mortgage-backed securities.
During the past year the top detracting factors included out-of-index allocation to below investment grade corporate bonds, security selection within investment grade corporate bonds, and security selection within emerging market debt.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -14.13% 0.27% 1.39% 12/18/87

Diversified Balanced Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as a fund of funds and invests in funds and ETFs of Principal Funds, Inc., PVC, Principal Exchange-
Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately
50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares -14.85% 4.15% 5.92% 5/1/17 12/30/09
Class 2 Shares -15.10% 3.89% 5.77% 12/30/09 –
Class 3 Shares -15.24% 3.73% 5.61% 12/9/20 12/30/09
^ The Fund uses a blended benchmark, Diversified Balanced Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4%
S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility.
The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal
Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately
50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -14.63% 3.64% 4.79% 10/31/13 –
Class 3 Shares -14.79% 3.48% 4.63% 12/9/20 10/31/13
^The Fund uses a blended benchmark, Diversified Balanced Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Managed Volatility Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7%
MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds
(“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds").
The fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). These products utilized futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -13.79% 2.80% 3.82% 3/30/17 –
Class 3 Shares -13.84% 2.67% 3.70% 12/9/20 3/30/17
^The Fund uses a blended benchmark, Diversified Balanced Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Volatility Control Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7%
MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-
income exposure.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -15.70% 4.96% 7.20% 12/30/09 –
Class 3 Shares -15.84% 4.81% 7.04% 12/9/20 12/30/09
^The Fund uses a blended benchmark, Diversified Growth Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5%
S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -15.12% 4.70% 5.87% 10/31/13 –
Class 3 Shares -15.17% 4.54% 5.70% 12/9/20 10/31/13
^The Fund uses a blended benchmark, Diversified Growth Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Managed Volatility Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10%
MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, while seeking to control volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). These products utilized futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.
Equity markets were sharply negative in 2022. The reality of a global economic slow-down, ongoing geopolitical unrest, and aggressive global central bank policy tightening to tame inflation weighed on global markets. U.S. mid-cap and small-cap equities outperformed large-
caps, but all three were down double-digits. Developed ex-U.S. equities experienced similar levels of decline. Aggressive policy hikes by the Fed, along with a deteriorating economic outlook, pushed fixed income into negative territory but it slightly outperformed global equities on the year.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -13.82% 3.71% 4.89% 3/30/17 –
Class 3 Shares -13.97% 3.56% 4.74% 12/9/20 3/30/17
^The Fund uses a blended benchmark, Diversified Growth Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Volatility Control Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10%
MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-
Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65%
to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares -14.54% 2.72% 4.28% 5/15/12 –
Class 3 Shares -14.73% 2.54% 4.11% 12/9/20 5/15/12
^The Fund uses a blended benchmark, Diversified Income Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Income Custom Index is composed of 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P
MidCap 400 Index, and 3% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada,
Australia, Hong Kong, and Singapore); however, the fund also invests in emerging market securities. The fund invests in equity securities regardless of market capitalization size and style (growth or value).
Strong stock selection was witnessed in Denmark and Singapore, as well as in the communication services sector. Top performers included
Novo Nordisk, AstraZeneca, and Equinor. Novo Nordisk, a Danish pharmaceutical company specializing in treatments for diabetes and obesity, continues to benefit from strong demand for their insulin drugs. AstraZeneca, a global pharmaceutical company focusing on oncology, cardiovascular, and respiratory drugs, saw benefits from their quality product mix and a strong drug pipeline. Equinor, a Norwegian oil exploration and production company, capitalized on tightening in the European gas market because of the war in Ukraine.
TCS Group Holding, Brookfield Corporation, and Lonza Group led underperformance during the year. TCS Group, one of the largest online banks in Russia, was down due to sanctions from the war in Ukraine. We have exited the position. Brookfield Corporation, a global alternative asset management company, experienced weakness as their REIT assets lagged the market due to the raising rates. However, current estimates place the company at a discount to forward NAV after a recent spin-off of the asset management business which should provide favorable upside. Lonza Group, a pharmaceutical manufacturer, was down after a contract cancellation in biologics and overhead costs lowering margins in the near term from underutilized capacity. However, the company is positioned to capitalize on demand for high quality drug manufacturers as biologic volumes continue to increase.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -20.00% 0.63% 4.32% 5/2/94

Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Marathon Petroleum Corporation (MPC) reported strong results driven by record refining margins and raised its dividend 29% in addition to buying back approximately 30% of outstanding shares. Merck & Co., Inc. (MRK) contributed to relative performance as the company’s
Keytruda drug saw sales increase +26% year-over-year. In addition, a study of Keytruda in combination with a personalized cancer vaccine saw positive phase 2 results. EOG Resources Incorporated (EOG), a premier E&P company, moved higher with the energy sector and continues to generate healthy free cash flows. EOG has increased its base dividend 10% and paid $5.80 in special dividends over the past year as the company targets returning a minimum of 60% of free cash flows to its shareholders.
Not owning Exxon Mobil Corporation (XOM) detracted from relative performance as the energy sector moved higher. KKR & Co. Inc.
(KKR), a leading alternatives manager and top contributor to the strategy in 2021; detracted from relative performance as high interest rates weighed on the company. First Republic Bank (FRC) detracted from relative results as FRC saw its net interest margin decline.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares -10.50% 7.42% 10.70% 4/28/98 –
Class 2 Shares -10.72% 7.15% 10.43% 5/1/01 –
Class 3 Shares -10.86% 7.00% 10.28% 12/9/20 4/28/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

Global Emerging Markets Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The adviser considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
All regions underperformed over the last twelve months, but we had notable gains in Mexico, South Korea, and South Africa. Outperformance
in Mexico was driven by an overweight position to the financials sector and our consumer staples holding, Arca Continental, up 32.4%.
South Korea was led by an underweight position to the communication services sector, down 53.4%, and our energy holding, GTT, up 16.9%.
Gains in South Africa were attributable to our consumer discretionary holdings, Naspers, and an overweight position to materials. From a sector standpoint, consumer staples and energy were the top performers where stock selection drove gains. The top contributors during the period were overweight positions to GTT, up 16.9%, AKR Corporindo, up 63.1%, Naspers, up 61.1%, as well as no exposure to Gazprom, down 100.0%, and NIO, down 69.2%
The EMEA region was the worst performer over the last twelve months where we were hurt by our underweight to the energy producing nations, namely Saudi Arabia. We were also hurt by negative stock selection in China, led by financials, utilities, and healthcare. Taiwan was also another source of underperformance, entirely led by losses in technology. We were hurt by both our overweight position and negative stock selection. Financials, information technology, and utilities were the worst performing sectors during the period. Negative stock selection in banks drove the underperformance in financials, our semiconductor exposure led losses in technology, and utilities was mostly driven by our China exposure. Notable detractors were our overweight positions to Sberbank, down 100.0%, TCS Group, down 100.0%,
Vale, down 31.4%, Lukoil, down 100.0%, and Meituan, down 42.5%.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -22.66% -2.94% 0.45% 10/24/00

Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's. It maintains an average portfolio duration that is within 50% of the duration of the Bloomberg Fixed-Rate MBS Index.
Financial markets were generally in broad retreat over the year as investors weighed the potential economic fallout from increasingly aggressive central bank efforts to reduce multi-decade high inflation. Persistently high inflation prints caused a substantial increase in
Treasury rates while the Federal Reserve (Fed) raised the Fed Funds rate by 0.75% at four of last five meetings and while ending the year with a 0.50% increase. Increased uncertainty regarding the Fed’s terminal rate resulted in increased interest rate volatility while the Fed is no longer re-investing MBS paydowns allowing the balance sheet to shrink on a monthly basis. The combination of these factors led to one of the most volatile periods in the Bloomberg U.S. Agency Fixed Rate MBS Index history as the index posted both its best (July 2022) and two of the worst months (August/September 2022) of excess returns in the history of the index.
Security selection/coupon allocation was the primary contributor to performance for the year as the fund maintained an underweight position to the lowest coupons within the Bloomberg U.S. Agency Fixed Rate MBS Index (i.e. Conventional and GNMA 30yr 1.5%/2% and
Conventional 15yr 2%) which contributed to performance. The fund maintained an underweight position to the Conventional 20yr sector which contributed to performance. Further, the fund’s out-of-index allocation to agency collateralized mortgage obligations (agency CMO)
also outperformed the benchmark contributing to fund performance.
Security selection and an overweight position within the Conventional 30-year 4%, 4.5s and 5% coupons detracted from performance in the year as specified pool pay-ups remained under pressure. These pay-ups were not measured within index pricing methodology for the majority of the year but were incorporated into index pricing methodology in the fourth quarter of 2022. Further, the fund’s out-of-index allocations to agency commercial mortgage-backed securities (ACMBS) and a long-dated U.S. Treasury also detracted from performance.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -11.81% -0.78% 0.45% 5/6/93

LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000
Growth Index. The fund is non-diversified.
Brown’s performance was helped by positive sector positioning, especially within the healthcare, consumer staples, and consumer discretionary sectors. Stock selection was also positive in the industrials sector. T. Rowe’s performance was helped by positive stock selection in the healthcare sector.
Over the one-year period, Brown and T. Rowe both underperformed the index by a wide margin. Brown underperformed the index due to poor stock selection in the information technology and healthcare sectors. T. Rowe underperformed the index due to poor stock selection within the information technology and consumer discretionary sectors. Sector positioning was also detractor due to an overweight to the communication services sector.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -34.16% 8.85% 12.67% 6/1/94

LargeCap S&P 500 Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in December 2022, the Principal LargeCap S&P 500 Index Fund was in line with the S&P 500 index.
It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Two of the eleven economic sectors in the index posted positive returns during the period with the energy and utility sectors providing the best return. Exxon Mobil, ConocoPhillips, and Chevron contributed to fund performance for the 12-month period ending December.
The communication services and consumer discretionary sectors recorded the worst returns during the period. Tesla, Meta Platforms, and
PayPal Holdings detracted from fund performance for the 12-month period ending in December.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares -18.33% 9.14% 12.25% 5/3/99 –
Class 2 Shares -18.53% 8.86% 11.97% 5/1/15 5/3/99
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
During the 12-month period ending in December 2022, the Principal LargeCap S&P 500 Managed Volatility Account was in line with the
S&P 500 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Two of the eleven economic sectors in the index posted positive returns during the period with the energy and utility sectors providing the best return. Exxon Mobil, ConocoPhillips, and Chevron contributed to fund performance for the 12-month period ending December.
The communication services and consumer discretionary sectors recorded the worst returns during the period. Tesla, Meta Platforms, and
PayPal Holdings detracted from fund performance for the 12-month period ending in December.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Class 1 Shares -16.95% 8.59% 9.78% 10/31/13

MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap Index.
Over its fiscal year, company selection and allocation in the Industrials sector contributed to relative performance in the MidCap Account.
The largest contributor to performance was O’Reilly Automotive, a leading auto parts aftermarket retailer, serving both consumers who repair their own vehicles and professional mechanics through their more than 5,000 stores. The next largest contributor was Arch Capital Group, a provider of mortgage insurance, reinsurance, and specialty insurance. Arch’s owner-operator management team focuses on long-term returns through cycles, with a willingness to give up some return during good times to protect their downside in challenging environments. The third largest contributor was CoStar Group, commercial real estate’s leading provider of information, analytics and online marketplaces. Started over 35 years ago by current CEO Andy Florance, CoStar has grown to be an essential part of the real estate ecosystem and is sometimes called the “Bloomberg for commercial real estate”.
Sector allocation made up the majority of the negative impact on the MidCap Account’s relative performance, in large part due to the portfolio having zero weight in the Energy sector – which was the best performing sector up over 50%. The largest detractor from the
MidCap Account’s performance this year was CarMax. CarMax is the largest used car retailer in the U.S. with more than 200 locations.
CarMax purchases, reconditions, buys & sells used vehicles, operates wholesale auctions on their store lots, and provides financing to their used vehicle customers through CarMax Auto Finance. The next largest detractor was Brookfield Corporation (previously Brookfield
Asset Management). Brookfield Corporation is a global investor and asset manager, focused on real estate, infrastructure, renewable power, private equity assets and venture capital. Shares detracted from performance over the quarter, however, the company continues to have both investment and fundraising success. The third largest detractor during the year was KKR & Co. KKR is a global asset management firm with leading capabilities in private equity, credit, and real assets. Their terrific investment track record has enabled them to continually raise larger funds, which are frequently oversubscribed.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -22.98% 8.88% 12.54% 12/18/87
Class 2 Shares -23.16% 8.61% 12.26% 9/9/09

Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
Those managing the fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Chevron Corporation (CVX) contributed to relative results as the company benefited from resurgent energy markets. Not owning Tesla Inc
(TSLA) contributed to relative results. EOG Resources Incorporated (EOG), a premier E&P company, moved higher with the energy sector and continues to generate healthy free cash flows.
Not owning Exxon Mobil Corporation (XOM) detracted from relative performance as the energy sector moved higher. PayPal Holdings, Inc.
(PYPL) lagged as management tapered growth expectations. Adobe Incorporated (ADBE) detracted from relative results as markets reacted negatively to ADBE’s purchase of Figma.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -16.42% 10.17% 12.54% 4/28/98
Class 2 Shares -16.62% 9.89% 12.26% 11/6/01

Principal LifeTime 2010 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -13.20% 2.36% 4.22% 8/30/04

Principal LifeTime 2020 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -14.38% 3.35% 5.69% 8/30/04

Principal LifeTime 2030 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -16.84% 4.09% 6.68% 8/30/04

Principal LifeTime 2040 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -18.10% 4.74% 7.53% 8/30/04

Principal LifeTime 2050 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -18.81% 5.06% 7.98% 8/30/04

Principal LifeTime 2060 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* May 1, 2013 - December 31, 2022
1-Year 5-Year Since Inception Inception Date
Class 1 Shares -18.78% 5.22% 7.58% 5/1/13

Principal LifeTime Strategic Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the U.S. mid and small cap equity space contributed for the year as the MidCap Value I and SmallCap Value II strategies posted strong performance relative to their indices. The Core Fixed Income and High Income investment options outperformed their respective indices for the year. The inclusion of a non-U.S. value strategy, Overseas, contributed from both a style selection and manager selection perspective.
Active management was the largest detractor for the year. Within the U.S. largecap equity space, LargeCap Growth I, Blue Chip, and
Equity Income lagged their indices. Within non-U.S. equity, Diversified International, International SmallCap and Origin Emerging Markets
underperformed their indices. Asset class positioning detracted from performance for the year driven by an underweight to fixed income and overweight to U.S. equity. Style selection detracted across both U.S. equity and fixed income asset classes for the year. The Russell indices underperformed the S&P indices while the short-term income exposure lagged the S&P treasury bond exposure due to its higher duration profile.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -13.09% 1.80% 3.09% 8/30/04

Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified.
An underweight to weakness in data centers on power cost and rising rate pressures was beneficial. An underweight to traditional office contributed, with the sector underperforming due to sluggish return to office momentum, poor leasing activity and negative earnings revisions.
Elevated cash holdings in a declining market was also beneficial.
An overweight to single family rental detracted, with the sector underperforming from whistleblower noise, regulatory concerns, increasing bad debt, and surprise higher real estate taxes. An underweight to net lease detracted, as investors sought safety in the sector due to recession concerns. Not holding a document storage company detracted, with the company outperforming from strong leasing numbers and successful implementation of higher pricing.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -25.41% 4.93% 7.79% 5/1/98
Class 2 Shares -25.58% 4.67% 7.53% 1/8/07

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds,
Inc., PVC, and Principal Exchange-Traded Funds ("underlying funds"). It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to real assets aided performance for the period. Lastly, the portfolio's allocation to U.S. short-term investment grade bonds, which helped in the risk-off environment, positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap growth equities, which underperformed their value counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of underweight to equity, underweight to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, security selection in emerging market equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -16.15% 3.88% 6.38% 6/3/97
Class 2 Shares -16.29% 3.62% 6.11% 11/6/01
^The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Balanced Blended Index is composed of 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operates as a fund of funds. It generally invests between 40% and 80% of its assets in fixed-
income funds, and less than 40% in any one fixed-income fund. The fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to U.S. short-term investment grade bonds, which helped in the risk-off environment, aided performance for the period. Lastly, the portfolio's allocation to real assets positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap growth equities, which underperformed their value counterparts, was the largest detractor to performance for the period. In addition, security selection in emerging market equities hindered performance for the period. Lastly, security selection in U.S. large cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -14.45% 2.84% 4.83% 4/23/98
Class 2 Shares -14.69% 2.58% 4.57% 11/6/01
^The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI
EAFE Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds. It generally invests between 0% and
40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The fund generally invests between 60% and 100%
of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to real assets aided performance for the period. Lastly, security selection in U.S. small cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap growth equities, which underperformed their value counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of underweight to equity, underweight to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, security selection in emerging market equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -17.79% 4.84% 7.82% 6/3/97
Class 2 Shares -17.97% 4.58% 7.55% 11/6/01
^The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI
EAFE Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds. It generally invests between 0% and
40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The fund generally invests between 60% and 100%
of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to real assets aided performance for the period. Lastly, security selection in U.S. small cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap growth equities, which underperformed their value counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of underweight to equity, underweight to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, security selection in emerging market equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -13.11% 2.04% 3.77% 9/9/97
Class 2 Shares -13.37% 1.78% 3.50% 11/6/01
^
The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000, and 5% MSCI EAFE Index
NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds. It generally invests between 75% and
100% of its assets in equity funds, and less than 50% in any one equity fund. The fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap value equities, which outperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation to real assets aided performance for the period. Lastly, security selection in U.S. small cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap growth equities, which underperformed their value counterparts, was the largest detractor to performance for the period. In addition, security selection in U.S. large cap growth equities hindered performance for the period. Lastly, security selection in emerging market equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -18.78% 5.53% 8.74% 6/3/97
Class 2 Shares -18.98% 5.26% 8.47% 11/6/01
^The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate
Bond Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated
BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities.
For the fiscal year 2022 the Short Term Income Account contributions to performance were led by underweights to supranationals and government guarantee. Overweights to electric utilities, basic industry, and communications round out the top contributors.
The detractors to performance were out of benchmark allocations to non-agency commercial mortgage backed securities and other asset backed securities, issue selection in banking, and out of benchmark allocations to student loan asset backed securities and auto backed asset backed securities.
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -3.45% 0.94% 1.28% 1/12/94

SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the
Russell 2000 Index.
ChampionX, which makes products to improve the productivity of oil wells, reported better-than-expected results driven by strong demand and price increases across its global footprint, and committed to return 60% of free cash flow to shareholders going forward. PDC Energy, an oil and gas producer operating in Colorado and Texas, responded well amid rising oil prices and news of an attractive acquisition. Pioneer
Natural Resources, an oil and gas producer operating in the Midland Basin of Texas, responded well to rising oil prices. Signify Health, a value-based healthcare provider network focused on improving outcomes and lowering costs, performed well following the announcement that CVS Health will acquire the company at a significant premium. ExlService, provides outsourced business process management services.
The company reported better-than-expected results driven by its analytics business.
Syneos Health, a contract research organization serving the biotechnology and pharmaceutical industries, underperformed following the company reporting a sharp decline in new business bookings amid recent executive changes and staff turnover. Sonder Holdings, an innovative lodging company which operates a network of short-term rentals, underperformed following weaker-than-expected quarterly financial results and lowered their full-year outlook. SiTime, a provider of semiconductor timing devices, lagged after announcing that the rest of 2022 would see weaker demand in its low-end consumer business that includes end markets like wearables, cameras, and printers.
Digital Ocean provides outsourced cloud computing services for individual developers, startups, and small businesses. While the company reported better-than-expected operating results, the stock still underperformed as high-growth companies lagged the broader market. Beauty
Health, an aesthetics-focused organization led by its flagship offering, HydraFacial, underperformed amid concerns that higher inflation could lead to a pullback in discretionary spending by consumers
Value of a $10,000 Investment* December 31, 2012 - December 31, 2022
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares -20.63% 5.75% 10.50% 5/1/98 –
Class 2 Shares -20.88% 5.47% 10.22% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

U.S. LargeCap Buffer July Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of December 31, 2022
No performance information is shown below because the Fund has not yet had a calendar year of performance.
What contributed to or detracted from Fund performance during the fiscal year?
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on July 1 and ending on June 30.
The Principal Variable Contract (“PVC”) U.S. LargeCap Buffer portfolios are defined outcome investment solutions that provide limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The portfolio uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and out-of-the-money call contributed to performance. The at-the-money put detracted from performance. Overall, performance since launch is in line with our expectations.
Value of a $10,000 Investment* June 29, 2022 - December 31, 2022

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ..........................................................
$ 9,955 $ 2,563,793 $ 222,473
Investment in affiliated Funds--at cost ....................................................
$ 194 $ 65,730 $ 2,395
Assets
Investment in securities--at value  .......................................................... $ 8,588 $ 2,268,826
(a)
$ 200,177
(a)
Investment in affiliated Funds--at value ..................................................... 194 65,730 2,395
Cash ......................................................................................... – 691 9
Deposits with counterparty .................................................................. – 15 13
Receivables:
Dividends and interest ................................................................. 3 12,977 1,378
Fund shares sold ....................................................................... 14 186 79
Investment securities sold ............................................................. 5 31,935 234
Variation margin on futures ........................................................... – – 7
Variation margin on swaps ............................................................ – – 10
Total Assets   8,804 2,380,360 204,302
Liabilities
Accrued management and investment advisory fees ........................................ 3 282 77
Accrued distribution fees .................................................................... 2 – –
Accrued service fees ........................................................................ 1 – –
Accrued directors' expenses ................................................................. – 13 –
Accrued professional fees ................................................................... 5 1 4
Accrued other expenses ..................................................................... 1 15 5
Deposits from counterparty ................................................................. – 153 –
Payables:
Fund shares redeemed ................................................................. – 232 9
Investment securities purchased ...................................................... 113 79,363 16,285
Variation margin on futures ........................................................... – – 5
Collateral obligation on securities loaned, at value ......................................... – 10,230 894
Total Liabilities
125 90,289 17,279
Net Assets Applicable to Outstanding Shares ............................................
$ 8,679 $ 2,290,071 $ 187,023
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,058 $ 2,596,560 $ 216,840
Total distributable earnings (accumulated loss) .............................................
(2,379) (306,489) (29,817)
Total Net Assets
$ 8,679 $ 2,290,071 $ 187,023
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 2,290,071 $ 187,023
Shares Issued and Outstanding ........................................................ 250,935 19,861
Net Asset Value per share .............................................................
$ 9 .13 $ 9 .42
Class 3 : Net Assets .......................................................................... $ 8,679 N/A N/A
Shares Issued and Outstanding ........................................................ 986
Net Asset Value per share .............................................................
$ 8 .80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 20,100
Investment in affiliated Funds--at cost ....................................................
$ 645,657 $ 139,873 $ 204,675
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 19,568
Investment in affiliated Funds--at value ..................................................... 749,112 141,435 187,664
Receivables:
Dividends and interest ................................................................. – – 54
Fund shares sold ....................................................................... 2 1 72
Investment securities sold ............................................................. 181 4 –
Total Assets   749,295 141,440 207,358
Liabilities
Accrued management and investment advisory fees ........................................ 32 6 21
Accrued distribution fees .................................................................... 155 31 45
Accrued directors' expenses ................................................................. 4 1 1
Accrued professional fees ................................................................... 4 4 4
Accrued other expenses ..................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 184 5 –
Investment securities purchased ...................................................... – – 57
Total Liabilities
380 47 128
Net Assets Applicable to Outstanding Shares ............................................
$ 748,915 $ 141,393 $ 207,230
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 587,459 $ 131,563 $ 220,737
Total distributable earnings (accumulated loss) .............................................
161,456 9,830 (13,507)
Total Net Assets
$ 748,915 $ 141,393 $ 207,230
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 32,564 N/A N/A
Shares Issued and Outstanding ........................................................ 2,401
Net Asset Value per share .............................................................
$ 13 .57
Class 2 : Net Assets .......................................................................... $ 715,788 $ 141,384 $ 207,220
Shares Issued and Outstanding ........................................................ 52,605 12,854 19,671
Net Asset Value per share .............................................................
$ 13 .61 $ 11 .00 $ 10 .53
Class 3 : Net Assets .......................................................................... $ 563 $ 9 $ 10
Shares Issued and Outstanding ........................................................ 42 1 1
Net Asset Value per share .............................................................
$ 13 .45 $ 10 .95 $ 10 .51

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 75,646
Investment in affiliated Funds--at cost ....................................................
$ 2,525,296 $ 278,505 $ 1,199,885
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 73,903
Investment in affiliated Funds--at value ..................................................... 3,046,755 293,052 1,122,974
Receivables:
Dividends and interest ................................................................. – 1 397
Fund shares sold ....................................................................... 255 – –
Investment securities sold ............................................................. 51 95 201
Total Assets   3,047,061 293,148 1,197,475
Liabilities
Accrued management and investment advisory fees ........................................ 132 13 123
Accrued distribution fees .................................................................... 660 64 257
Accrued directors' expenses ................................................................. 17 2 6
Accrued professional fees ................................................................... 4 4 4
Accrued other expenses ..................................................................... 5 – 2
Payables:
Fund shares redeemed ................................................................. 306 95 252
Total Liabilities
1,124 178 644
Net Assets Applicable to Outstanding Shares ............................................
$ 3,045,937 $ 292,970 $ 1,196,831
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,280,111 $ 257,462 $ 1,240,687
Total distributable earnings (accumulated loss) .............................................
765,826 35,508 (43,856)
Total Net Assets
$ 3,045,937 $ 292,970 $ 1,196,831
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 3,045,729 $ 292,960 $ 1,196,821
Shares Issued and Outstanding ........................................................ 187,976 24,930 108,148
Net Asset Value per share .............................................................
$ 16 .20 $ 11 .75 $ 11 .07
Class 3 : Net Assets .......................................................................... $ 208 $ 10 $ 10
Shares Issued and Outstanding ........................................................ 13 1 1
Net Asset Value per share .............................................................
$ 16 .07 $ 11 .70 $ 11 .04

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ – $ 218,698 $ 398,292
Investment in affiliated Funds--at cost ....................................................
$ 254,755 $ 637 $ 18,363
Foreign currency--at cost ..................................................................
$ – $ 33 $ –
Assets
Investment in securities--at value  .......................................................... $ – $ 239,676
(a)
$ 673,648
(a)
Investment in affiliated Funds--at value ..................................................... 254,425 637 18,363
Foreign currency--at value .................................................................. – 33 –
Receivables:
Dividends and interest ................................................................. – 800 1,541
Fund shares sold ....................................................................... 209 31 80
Investment securities sold ............................................................. – 398 –
Prepaid expenses ............................................................................

Total Assets   254,634 241,579 693,632
Liabilities
Accrued management and investment advisory fees ........................................ 11 174 277
Accrued distribution fees .................................................................... 55 – 12
Accrued directors' expenses ................................................................. 1 1 4
Accrued foreign tax ......................................................................... – 114 –
Accrued professional fees ................................................................... 4 – 3
Accrued other expenses ..................................................................... – 23 13
Payables:
Fund shares redeemed ................................................................. – 15 330
Investment securities purchased ...................................................... 209 289 –
Collateral obligation on securities loaned, at value ......................................... – 4,242 10,426
Total Liabilities
280 4,858 11,065
Net Assets Applicable to Outstanding Shares ............................................
$ 254,354 $ 236,721 $ 682,567
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 240,730 $ 218,312 $ 360,133
Total distributable earnings (accumulated loss) .............................................
13,624 18,409 322,434
Total Net Assets
$ 254,354 $ 236,721 $ 682,567
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1: Net Assets .......................................................................... N/A $ 236,721 $ 625,764
Shares Issued and Outstanding ........................................................ 17,723 23,582
Net Asset Value per share .............................................................
$ 13.36 $ 26.54
Class 2: Net Assets .......................................................................... $ 254,300 N/A $ 56,495
Shares Issued and Outstanding ........................................................ 21,199 2,157
Net Asset Value per share .............................................................
$ 12.00 $ 26.19
Class 3: Net Assets .......................................................................... $ 54 N/A $ 308
Shares Issued and Outstanding ........................................................ 5 12
Net Asset Value per share .............................................................
$ 12.21 $ 26.30
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
(a)
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ..........................................................
$ 64,715 $ 165,152 $ 375,168
Investment in affiliated Funds--at cost ....................................................
$ 2,443 $ 5,397 $ 11,974
Foreign currency--at cost ..................................................................
$ 124 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 66,116
(b)
$ 147,529 $ 427,377
(b)
Investment in affiliated Funds--at value ..................................................... 2,443 5,397 11,974
Foreign currency--at value .................................................................. 124 – –
Cash ......................................................................................... 9 – –
Deposits with counterparty .................................................................. – 299 95
Receivables:
Dividends and interest ................................................................. 171 406 109
Expense reimbursement from Manager ............................................... – – 7
Foreign tax refund ..................................................................... 11 – –
Fund shares sold ....................................................................... 4 6 54
Investment securities sold ............................................................. – – 524
Variation margin on futures ........................................................... – 10 –
Prepaid expenses ............................................................................
2 – –
Total Assets   68,880 153,647 440,140
Liabilities
Accrued management and investment advisory fees ........................................ 58 59 272
Accrued directors' expenses ................................................................. – 1 1
Accrued foreign tax ......................................................................... 314 – –
Accrued professional fees ................................................................... – 4 3
Accrued other expenses ..................................................................... 9 2 3
Payables:
Fund shares redeemed ................................................................. 28 11 204
Investment securities purchased ...................................................... 104 15,206 107
Variation margin on futures ........................................................... – 18 5
Collateral obligation on securities loaned, at value ......................................... 352 – 52
Total Liabilities
865 15,301 647
Net Assets Applicable to Outstanding Shares ............................................
$ 68,015 $ 138,346 $ 439,493
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 69,681 $ 171,416 $ 365,628
Total distributable earnings (accumulated loss) .............................................
(1,666) (33,070) 73,865
Total Net Assets
$ 68,015 $ 138,346 $ 439,493
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1: Net Assets .......................................................................... $ 68,015 $ 138,346 $ 439,493
Shares Issued and Outstanding ........................................................ 5,080 16,785 14,543
Net Asset Value per share .............................................................
$ 13.39 $ 8.24 $ 30.22
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ..........................................................
$ 1,544,495 $ 108,360 $ 422,988
Investment in affiliated Funds--at cost ....................................................
$ 88,905 $ 10,782 $ 1,497
Assets
Investment in securities--at value  .......................................................... $ 2,467,981 $ 169,473 $ 587,697
Investment in affiliated Funds--at value ..................................................... 88,905 10,782 1,497
Deposits with counterparty .................................................................. – 1,408 –
Receivables:
Dividends and interest ................................................................. 2,294 168 144
Fund shares sold ....................................................................... 112 – 54
Investment securities sold ............................................................. – 115 1,517
Total Assets   2,559,292 181,946 590,909
Liabilities
Accrued management and investment advisory fees ........................................ 529 70 273
Accrued distribution fees .................................................................... 9 – 7
Accrued directors' expenses ................................................................. 14 1 3
Accrued professional fees ................................................................... 3 3 3
Accrued other expenses ..................................................................... 12 4 2
Cash overdraft ............................................................................... – – 996
Payables:
Fund shares redeemed ................................................................. 189 44 81
Investment securities purchased ...................................................... – – 1,773
Options and swaptions contracts written  (premiums received $ 0 , $ 1,018 and $ 0 ) ... – 661 –
Variation margin on futures ........................................................... 235 8 –
Total Liabilities
991 791 3,138
Net Assets Applicable to Outstanding Shares ............................................
$ 2,558,301 $ 181,155 $ 587,771
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,499,941 $ 120,415 $ 408,080
Total distributable earnings (accumulated loss) .............................................
1,058,360 60,740 179,691
Total Net Assets
$ 2,558,301 $ 181,155 $ 587,771
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,516,267 $ 181,155 $ 554,971
Shares Issued and Outstanding ........................................................ 137,960 13,048 10,829
Net Asset Value per share .............................................................
$ 18 .24 $ 13 .88 $ 51 .25
Class 2 : Net Assets .......................................................................... $ 42,034 N/A $ 32,800
Shares Issued and Outstanding ........................................................ 2,347 649
Net Asset Value per share .............................................................
$ 17 .91 $ 50 .56

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Investment in securities--at cost ..........................................................
$ 86,080 $ – $ –
Investment in affiliated Funds--at cost ....................................................
$ 1,401 $ 36,486 $ 159,804
Assets
Investment in securities--at value  .......................................................... $ 149,588
(a)
$ – $ –
Investment in affiliated Funds--at value ..................................................... 1,401 33,146 151,556
Receivables:
Dividends and interest ................................................................. 174 47 187
Fund shares sold ....................................................................... 62 22 172
Interfund lending ...................................................................... 3,100 – –
Total Assets   154,325 33,215 151,915
Liabilities
Accrued management and investment advisory fees ........................................ 83 – –
Accrued distribution fees .................................................................... 7 – –
Accrued directors' expenses ................................................................. 1 – 1
Accrued professional fees ................................................................... 3 4 4
Accrued other expenses ..................................................................... 2 – –
Cash overdraft ............................................................................... 10 – –
Payables:
Fund shares redeemed ................................................................. 16 1 165
Investment securities purchased ...................................................... 115 68 194
Collateral obligation on securities loaned, at value ......................................... 9 – –
Total Liabilities
246 73 364
Net Assets Applicable to Outstanding Shares ............................................
$ 154,079 $ 33,142 $ 151,551
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 79,692 $ 35,281 $ 153,945
Total distributable earnings (accumulated loss) .............................................
74,387 (2,139) (2,394)
Total Net Assets
$ 154,079 $ 33,142 $ 151,551
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 100,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 121,010 $ 33,142 $ 151,551
Shares Issued and Outstanding ........................................................ 3,986 3,059 13,041
Net Asset Value per share .............................................................
$ 30 .36 $ 10 .83 $ 11 .62
Class 2 : Net Assets .......................................................................... $ 33,069 N/A N/A
Shares Issued and Outstanding ........................................................ 1,111
Net Asset Value per share .............................................................
$ 29 .78
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Investment in affiliated Funds--at cost ....................................................
$ 240,609 $ 124,289 $ 60,389
Assets
Investment in affiliated Funds--at value ..................................................... $ 227,669 $ 118,059 $ 56,835
Receivables:
Dividends and interest ................................................................. 223 50 4
Fund shares sold ....................................................................... 11 96 52
Investment securities sold ............................................................. 201 – –
Total Assets   228,104 118,205 56,891
Liabilities
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 4 4 4
Payables:
Fund shares redeemed ................................................................. 212 64 7
Investment securities purchased ...................................................... 223 82 50
Total Liabilities
440 150 61
Net Assets Applicable to Outstanding Shares ............................................
$ 227,664 $ 118,055 $ 56,830
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 231,310 $ 119,161 $ 57,869
Total distributable earnings (accumulated loss) .............................................
(3,646) (1,106) (1,039)
Total Net Assets
$ 227,664 $ 118,055 $ 56,830
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 227,664 $ 118,055 $ 56,830
Shares Issued and Outstanding ........................................................ 19,456 8,091 4,071
Net Asset Value per share .............................................................
$ 11 .70 $ 14 .59 $ 13 .96

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2060
Account
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 122,416
Investment in affiliated Funds--at cost ....................................................
$ 16,600 $ 26,955 $ 1,325
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 132,266
Investment in affiliated Funds--at value ..................................................... 15,134 24,137 1,325
Receivables:
Dividends and interest ................................................................. 2 35 763
Fund shares sold ....................................................................... 20 10 50
Investment securities sold ............................................................. – – 119
Total Assets   15,156 24,182 134,523
Liabilities
Accrued management and investment advisory fees ........................................ – – 91
Accrued distribution fees .................................................................... – – 2
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 4 4 3
Accrued other expenses ..................................................................... – – 1
Cash overdraft ............................................................................... – – 97
Payables:
Fund shares redeemed ................................................................. – – 1
Investment securities purchased ...................................................... 21 45 –
Total Liabilities
25 49 196
Net Assets Applicable to Outstanding Shares ............................................
$ 15,131 $ 24,133 $ 134,327
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 15,971 $ 26,139 $ 116,569
Total distributable earnings (accumulated loss) .............................................
(840) (2,006) 17,758
Total Net Assets
$ 15,131 $ 24,133 $ 134,327
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 100,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 15,131 $ 24,133 $ 124,969
Shares Issued and Outstanding ........................................................ 1,116 2,385 7,362
Net Asset Value per share .............................................................
$ 13 .56 $ 10 .12 $ 16 .97
Class 2 : Net Assets .......................................................................... N/A N/A $ 9,358
Shares Issued and Outstanding ........................................................ 550
Net Asset Value per share .............................................................
$ 17 .00

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 551,741 $ 165,940 $ 329,885
Assets
Investment in affiliated Funds--at value ..................................................... $ 568,167 $ 163,305 $ 345,705
Receivables:
Dividends and interest ................................................................. 486 170 229
Fund shares sold ....................................................................... 150 6 46
Investment securities sold ............................................................. 177 12 –
Total Assets   568,980 163,493 345,980
Liabilities
Accrued management and investment advisory fees ........................................ 113 33 69
Accrued distribution fees .................................................................... 28 6 34
Accrued directors' expenses ................................................................. 2 1 1
Accrued professional fees ................................................................... 4 4 4
Accrued other expenses ..................................................................... 1 – 1
Payables:
Fund shares redeemed ................................................................. 327 18 26
Investment securities purchased ...................................................... 305 136 100
Total Liabilities
780 198 235
Net Assets Applicable to Outstanding Shares ............................................
$ 568,200 $ 163,295 $ 345,745
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 518,702 $ 162,186 $ 307,690
Total distributable earnings (accumulated loss) .............................................
49,498 1,109 38,055
Total Net Assets
$ 568,200 $ 163,295 $ 345,745
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 438,565 $ 134,379 $ 190,273
Shares Issued and Outstanding ........................................................ 34,496 13,138 10,780
Net Asset Value per share .............................................................
$ 12 .71 $ 10 .23 $ 17 .65
Class 2 : Net Assets .......................................................................... $ 129,635 $ 28,916 $ 155,472
Shares Issued and Outstanding ........................................................ 10,371 2,877 8,983
Net Asset Value per share .............................................................
$ 12 .50 $ 10 .05 $ 17 .31

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 139,419
Investment in affiliated Funds--at cost ....................................................
$ 150,957 $ 327,171 $ 755
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 132,763
Investment in affiliated Funds--at value ..................................................... 143,024 338,864 755
Cash ......................................................................................... – – 12
Deposits with counterparty .................................................................. – – 18
Receivables:
Dividends and interest ................................................................. 179 172 607
Fund shares sold ....................................................................... 7 45 30
Investment securities sold ............................................................. 5 – –
Total Assets   143,215 339,081 134,185
Liabilities
Accrued management and investment advisory fees ........................................ 29 68 51
Accrued distribution fees .................................................................... 7 36 –
Accrued directors' expenses ................................................................. 1 1 –
Accrued professional fees ................................................................... 4 4 4
Accrued other expenses ..................................................................... – 1 3
Payables:
Fund shares redeemed ................................................................. 12 25 4
Investment securities purchased ...................................................... 139 20 –
Variation margin on futures ........................................................... – – 1
Total Liabilities
192 155 63
Net Assets Applicable to Outstanding Shares ............................................
$ 143,023 $ 338,926 $ 134,122
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 153,109 $ 313,078 $ 139,644
Total distributable earnings (accumulated loss) .............................................
(10,086) 25,848 (5,522)
Total Net Assets
$ 143,023 $ 338,926 $ 134,122
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 108,390 $ 174,041 $ 134,122
Shares Issued and Outstanding ........................................................ 10,662 8,809 55,735
Net Asset Value per share .............................................................
$ 10 .17 $ 19 .76 $ 2 .41
Class 2 : Net Assets .......................................................................... $ 34,633 $ 164,885 N/A
Shares Issued and Outstanding ........................................................ 3,456 8,505
Net Asset Value per share .............................................................
$ 10 .02 $ 19 .39

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Account
U.S. LargeCap Buffer
January Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ..........................................................
$ 151,843 $ 27,813 $ 28,086
Investment in affiliated Funds--at cost ....................................................
$ 163 $ 26,061 $ 1
Assets
Investment in securities--at value  .......................................................... $ 165,054
(a)
$ 27,747 $ 27,281
Investment in affiliated Funds--at value ..................................................... 163 26,061 1
Receivables:
Dividends and interest ................................................................. 157 6 12
Expense reimbursement from Manager ............................................... – 4 1
Fund shares sold ....................................................................... 36 558 60
Investment securities sold ............................................................. 808 1,596 1,993
Total Assets   166,218 55,972 29,348
Liabilities
Accrued management and investment advisory fees ........................................ 119 1 16
Accrued distribution fees .................................................................... 2 – 6
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 3 4 5
Accrued other expenses ..................................................................... 1 – –
Payables:
Borrowing ............................................................................. – – 1,805
Fund shares redeemed ................................................................. 84 – 202
Investment securities purchased ...................................................... 115 27,813 168
Options and swaptions contracts written  (premiums received $ 0 , $ 1,596 and
$ 1,759 ) ...................................................................................... – 1,573 899
Collateral obligation on securities loaned, at value ......................................... 607 – –
Total Liabilities
932 29,391 3,101
Net Assets Applicable to Outstanding Shares ............................................
$ 165,286 $ 26,581 $ 26,247
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 152,583 $ 26,619 $ 26,131
Total distributable earnings (accumulated loss) .............................................
12,703 (38) 116
Total Net Assets
$ 165,286 $ 26,581 $ 26,247
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 156,903 N/A N/A
Shares Issued and Outstanding ........................................................ 12,037
Net Asset Value per share .............................................................
$ 13 .03
Class 2 : Net Assets .......................................................................... $ 8,383 $ 26,581 $ 26,247
Shares Issued and Outstanding ........................................................ 649 2,662 2,584
Net Asset Value per share .............................................................
$ 12 .91 $ 9 .99 $ 10 .16
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
October Account
Investment in securities--at cost ......................................................................................................................
$ 18,575
Assets
Investment in securities--at value  ...................................................................................................................... $ 18,818
Receivables:
Dividends and interest ............................................................................................................................. 9
Expense reimbursement from Manager ........................................................................................................... 2
Investment securities sold ......................................................................................................................... 4,222
Total Assets   23,051
Liabilities
Accrued management and investment advisory fees .................................................................................................... 13
Accrued distribution fees ................................................................................................................................ 5
Accrued professional fees ............................................................................................................................... 5
Cash overdraft ........................................................................................................................................... 1,825
Payables:
Borrowing ......................................................................................................................................... 2,200

Total Liabilities
5,073
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 17,978
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 16,859
Total distributable earnings (accumulated loss) .........................................................................................................
1,119
Total Net Assets
$ 17,978
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ...................................................................................................................................... $ 17,978
Shares Issued and Outstanding .................................................................................................................... 1,711
Net Asset Value per share .........................................................................................................................
$ 10 .51

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1 $ 1,496 $ 92
Dividends ......................................................................................... 60 162 14
Interest ............................................................................................ – 56,743 6,527
Securities lending - net ...........................................................................
– 69 15
Total Income 61 58,470 6,648
Expenses:
Management and investment advisory fees ...................................................... 50 3,508 965
Distribution f ees - Class 3 ........................................................................ 21 N/A N/A
Administrative service fees - Class 3 ............................................................ 13 N/A N/A
Shareholder meeting expense .................................................................... – – 1
Chief compliance officer expenses ............................................................... – 2 –
Custodian fees .................................................................................... 4 44 18
Directors' expenses ............................................................................... 3 53 7
Professional fees ................................................................................. 5 6 14
Other expenses ................................................................................... – 8 1
Total Gross Expenses 96 3,621 1,006
Less: Reimbursement from Manager - Class 3 .................................................. 8 N/A N/A
Total Net Expenses 88 3,621 1,006
Net Investment Income (Loss) (27) 54,849 5,642
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (1,012) (63,710) (10,579)
Futures contracts ................................................................................. – – (1,373)
Swap agreements ................................................................................. – – 59
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (2,849) (362,326) (26,277)
Futures contracts ................................................................................. – – (35)
Swap agreements ................................................................................. – – (158)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (3,861) (426,036) (38,363)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,888) $ (371,187) $ (32,721)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 15,273 $ 2,625 $ 3,665
Dividends ......................................................................................... – – 57
Interest ............................................................................................ – – 2
Total Income 15,273 2,625 3,724
Expenses:
Management and investment advisory fees ...................................................... 419 79 251
Distribution f ees - Class 2 ........................................................................ 2,005 393 524
Distribution f ees - Class 3 ........................................................................ 1 – –
Administrative service fees - Class 3 ............................................................ 1 – –
Chief compliance officer expenses ............................................................... 1 – –
Custodian fees .................................................................................... – – 1
Directors' expenses ............................................................................... 19 5 7
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 3 1 1
Total Expenses 2,453 482 788
Net Investment Income (Loss) 12,820 2,143 2,936
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 5 – (2,888)
Investment transactions in affiliated Funds ...................................................... 11,325 48 (77)
Futures contracts ................................................................................. – – (337)
Capital gain distributions received from affiliated Funds ........................................ 34,261 6,165 4,546
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (2,291)
Investments in affiliated Funds ................................................................... (205,426) (34,833) (33,806)
Net Realized and Unrealized Gain (Loss) on investments and futures (159,835) (28,620) (34,853)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (147,015) $ (26,477) $ (31,917)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 59,350 $ 5,081 $ 20,462
Interest ............................................................................................ – – 27
Total Income 59,350 5,081 20,489
Expenses:
Management and investment advisory fees ...................................................... 1,674 163 1,421
Distribution f ees - Class 2 ........................................................................ 8,371 815 2,961
Distribution f ees - Class 3 ........................................................................ 1 – –
Administrative service fees - Class 3 ............................................................ 1 – –
Chief compliance officer expenses ............................................................... 2 1 1
Custodian fees .................................................................................... – – 1
Directors' expenses ............................................................................... 70 9 28
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 11 1 4
Total Expenses 10,134 993 4,420
Net Investment Income (Loss) 49,216 4,088 16,069
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... – – (20,759)
Investment transactions in affiliated Funds ...................................................... 20,019 637 (50)
Futures contracts ................................................................................. – – 563
Capital gain distributions received from affiliated Funds ........................................ 176,503 16,375 40,100
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (5,212)
Investments in affiliated Funds ................................................................... (857,158) (78,488) (210,629)
Net Realized and Unrealized Gain (Loss) on investments and futures (660,636) (61,476) (195,987)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (611,420) $ (57,388) $ (179,918)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5,211 $ 55 $ 202
Dividends ......................................................................................... – 7,949 16,853
Withholding tax .................................................................................. – (714) (433)
Interest ............................................................................................ – – 2
Securities lending - net ...........................................................................
– 18 30
Total Income 5,211 7,308 16,654
Expenses:
Management and investment advisory fees ...................................................... 138 2,111 3,199
Distribution fees - Class 2 ........................................................................ 690 N/A 134
Distribution fees - Class 3 ........................................................................ 1 N/A 1
Custodian fees .................................................................................... – 86 13
Directors' expenses ............................................................................... 8 7 17
Professional fees ................................................................................. 4 31 –
Other expenses ................................................................................... 1 40 2
Total Expenses 842 2,275 3,366
Net Investment Income (Loss) 4,369 5,033 13,288
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $(2) and $0 , respectively) ................. – (2,607) 39,464
Investment transactions in affiliated Funds ...................................................... 1,619 – –
Foreign currency transactions .................................................................... – (351) –
Capital gain distributions received from affiliated Funds ........................................ 8,171 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $1 45 and $0, respectively) ............................. – (61,815) (129,955)
Investments in affiliated Funds ................................................................... (59,996) – –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (50,206) (64,773) (90,491)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (45,837) $ (59,740) $ (77,203)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
(a)
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 50 $ 62 $ 109
Dividends ......................................................................................... 2,437 – 2,625
Withholding tax .................................................................................. (231) – (25)
Interest ............................................................................................ – 3,207 3
Securities lending - net ...........................................................................
5 1 21
Total Income 2,261 3,270 2,733
Expenses:
Management and investment advisory fees ...................................................... 735 883 3,583
Custodian fees .................................................................................... 32 6 17
Directors' expenses ............................................................................... 4 6 13
Professional fees ................................................................................. 34 6 8
Other expenses ................................................................................... 2 – 2
Total Gross Expenses 807 901 3,623
Less: Reimbursement from Manager ............................................................ – – 82
Less: Reimbursement from Manager - Class 1 .................................................. – – 1
Total Net Expenses 807 901 3,540
Net Investment Income (Loss) 1,454 2,369 (807)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $ (56) , $0 and $0, respectively) ................ (3,886) (6,477) 23,703
Foreign currency transactions .................................................................... (91) – –
Futures contracts ................................................................................. – (1,716) (437)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $149 , $0 and $0, respectively) ............................. (17,743) (16,977) (260,017)
Futures contracts ................................................................................. – (72) (105)
Translation of assets and liabilities in foreign currencies ........................................ 36 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (21,684) (25,242) (236,856)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (20,230) $ (22,873) $ (237,663)
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 757 $ 148 $ 19
Dividends ......................................................................................... 42,915 2,982 4,515
Withholding tax .................................................................................. (11) (1) (99)
Interest ............................................................................................ 10 5 –
Securities lending - net ...........................................................................
10 1 –
Total Income 43,681 3,135 4,435
Expenses:
Management and investment advisory fees ...................................................... 6,600 909 3,247
Distribution f ees - Class 2 ........................................................................ 107 N/A 83
Chief compliance officer expenses ............................................................... 1 – –
Custodian fees .................................................................................... 13 15 5
Directors' expenses ............................................................................... 59 6 15
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 48 3 2
Total Expenses 6,832 937 3,356
Net Investment Income (Loss) 36,849 2,198 1,079
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... 167,486 12,835 18,967
Futures contracts ................................................................................. (8,795) (608) –
Options and swaptions ........................................................................... – 1,246 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (760,127) (53,284) (193,890)
Futures contracts ................................................................................. (5,076) (262) –
Options and swaptions ........................................................................... – (1,004) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions (606,512) (41,077) (174,923)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (569,663) $ (38,879) $ (173,844)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 48 $ 896 $ 3,922
Dividends ......................................................................................... 2,384 – –
Withholding tax .................................................................................. (14) – –
Interest ............................................................................................ 3 – –
Securities lending - net ...........................................................................
2 – –
Total Income 2,423 896 3,922
Expenses:
Management and investment advisory fees ...................................................... 1,017 N/A N/A
Distribution f ees - Class 2 ........................................................................ 75 N/A N/A
Custodian fees .................................................................................... 4 – –
Directors' expenses ............................................................................... 6 3 6
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 1 – –
Total Expenses 1,107 7 10
Net Investment Income (Loss) 1,316 889 3,912
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... 13,105 – –
Investment transactions in affiliated Funds ...................................................... – (64) (245)
Capital gain distributions received from affiliated Funds ........................................ – 419 2,474
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (45,995) – –
Investments in affiliated Funds ................................................................... – (6,409) (34,528)
Net Realized and Unrealized Gain (Loss) on investments (32,890) (6,054) (32,299)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (31,574) $ (5,165) $ (28,387)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Account
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 4,469 $ 1,812 $ 727
Total Income 4,469 1,812 727
Expenses:
Directors' expenses ............................................................................... 7 5 4
Professional fees ................................................................................. 5 4 4
Total Expenses 12 9 8
Net Investment Income (Loss) 4,457 1,803 719
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 232 (23) (77)
Capital gain distributions received from affiliated Funds ........................................ 4,919 3,442 1,937
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (54,937) (29,678) (15,580)
Net Realized and Unrealized Gain (Loss) on investments (49,786) (26,259) (13,720)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (45,329) $ (24,456) $ (13,001)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Account
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 193 $ 673 $ 24
Dividends ......................................................................................... – – 3,654
Interest ............................................................................................ – – 1
Total Income 193 673 3,679
Expenses:
Management and investment advisory fees ...................................................... N/A N/A 1,208
Distribution f ees - Class 2 ........................................................................ N/A N/A 26
Custodian fees .................................................................................... – – 2
Directors' expenses ............................................................................... 2 3 5
Professional fees ................................................................................. 4 4 4
Total Expenses 6 7 1,245
Net Investment Income (Loss) 187 666 2,434
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... – – 5,568
Investment transactions in affiliated Funds ...................................................... (8) (134) –
Capital gain distributions received from affiliated Funds ........................................ 515 310 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (54,789)
Investments in affiliated Funds ................................................................... (4,027) (4,788) –
Net Realized and Unrealized Gain (Loss) on investments (3,520) (4,612) (49,221)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,333) $ (3,946) $ (46,787)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 15,072 $ 5,035 $ 7,389
Dividends ......................................................................................... 12 2 11
Total Income 15,084 5,037 7,400
Expenses:
Management and investment advisory fees ...................................................... 1,431 410 852
Distribution f ees - Class 2 ........................................................................ 342 79 413
Custodian fees .................................................................................... 1 1 1
Directors' expenses ............................................................................... 14 6 9
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 2 – 1
Total Expenses 1,794 500 1,280
Net Investment Income (Loss) 13,290 4,537 6,120
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... (299) (56) (253)
Investment transactions in affiliated Funds ...................................................... 9,870 (1,684) 8,119
Capital gain distributions received from affiliated Funds ........................................ 11,926 2,074 9,457
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (152,302) (34,462) (101,143)
Net Realized and Unrealized Gain (Loss) on investments (130,805) (34,128) (83,820)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (117,515) $ (29,591) $ (77,700)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 4,994 $ 6,097 $ 31
Dividends ......................................................................................... – 10 –
Interest ............................................................................................ – – 3,063
Total Income 4,994 6,107 3,094
Expenses:
Management and investment advisory fees ...................................................... 375 829 632
Distribution f ees - Class 2 ........................................................................ 99 435 N/A
Custodian fees .................................................................................... – 1 11
Directors' expenses ............................................................................... 5 9 5
Professional fees ................................................................................. 4 4 4
Other expenses ................................................................................... 1 1 1
Total Expenses 484 1,279 653
Net Investment Income (Loss) 4,510 4,828 2,441
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... – (247) (1,194)
Investment transactions in affiliated Funds ...................................................... (6,580) 1,449 –
Futures contracts ................................................................................. – – (91)
Capital gain distributions received from affiliated Funds ........................................ 955 10,164 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (6,697)
Investments in affiliated Funds ................................................................... (23,780) (96,735) –
Futures contracts ................................................................................. – – (11)
Net Realized and Unrealized Gain (Loss) on investments and futures (29,405) (85,369) (7,993)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (24,895) $ (80,541) $ (5,552)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands SmallCap Account
U.S. LargeCap
Buffer January
Account
(a)
U.S. LargeCap
Buffer July
Account
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 30 $ 6 $ 3
Dividends ......................................................................................... 2,040 – 209
Withholding tax .................................................................................. (13) – –
Securities lending - net ...........................................................................
63 – –
Total Income 2,120 6 212
Expenses:
Management and investment advisory fees ...................................................... 1,521 1 87
Distribution fees - Class 2 ........................................................................ 22 – 32
Custodian fees .................................................................................... 3 – 1
Directors' expenses ............................................................................... 6 – –
Professional fees ................................................................................. 4 4 5
Other expenses ................................................................................... 1 – –
Total Gross Expenses 1,557 5 125
Less: Reimbursement from Manager - Class 2 .................................................. – 4 4
Total Net Expenses 1,557 1 121
Net Investment Income (Loss) 563 5 91
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... (470) – (30)
Options and swaptions ........................................................................... – – 79
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (45,822) (66) (805)
Options and swaptions ........................................................................... – 23 860
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions (46,292) (43) 104
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (45,729) $ (38) $ 195
(a)
Period from December 28, 2022, date operations commenced, through December 31, 2022.
(b)
Period from June 29, 2022, date operations commenced, through December 31, 2022.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2022

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer October
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ....................................................................................................................... $ 7
Dividends .............................................................................................................................................. 88
Total Income 95
Expenses:
Management and investment advisory fees ........................................................................................................... 40
Distribution f ees - Class 2 ............................................................................................................................. 14
Professional fees ...................................................................................................................................... 5
Other expenses ........................................................................................................................................ 3
Total Gross Expenses 62
Less: Reimbursement from Manager - Class 2 ....................................................................................................... 6
Total Net Expenses 56
Net Investment Income (Loss) 39
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 358
Options and swaptions ................................................................................................................................ 151
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 243
Options and swaptions ................................................................................................................................ 358
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 1,110
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,149
(a)
Period from September 29, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (27) $ (49)
Net realized gain (loss) on investments ................................................................................................ (1,012) 152
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(2,849) 1,312
Net Increase (Decrease) in Net Assets Resulting from Operations (3,888) 1,415
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (13) (90)
Total Dividends and Distributions (13) (90)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(935) 7,020
Total Increase (Decrease) in Net Assets (4,836) 8,345
Net Assets
Beginning of period ....................................................................................................................
13,515 5,170
End of period ..........................................................................................................................
$ 8,679 $ 13,515
Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 7,053
Reinvested ..................................................................................................... 13
Redeemed ......................................................................................................
(8,001)
Net Increase (Decrease)
$ (935)
Shares:
Sold .......................................................................................................... 704
Reinvested ..................................................................................................... 1
Redeemed ......................................................................................................
(774)
Net Increase (Decrease)
(69)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 7,278
Reinvested ..................................................................................................... 90
Redeemed ......................................................................................................
(348)
Net Increase (Decrease)
$ 7,020
Shares:
Sold .......................................................................................................... 575
Reinvested ..................................................................................................... 7
Redeemed ......................................................................................................
(27)
Net Increase (Decrease)
555
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (13)
Total Dividends and Distributions
$ (13)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (90)
Total Dividends and Distributions
$ (90)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 54,849 $ 45,135
Net realized gain (loss) on investments ................................................................................................ (63,710) 10,041
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(362,326) (104,415)
Net Increase (Decrease) in Net Assets Resulting from Operations (371,187) (49,239)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (55,335) (65,097)
Total Dividends and Distributions (55,335) (65,097)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(184,015) 279,685
Total Increase (Decrease) in Net Assets (610,537) 165,349
Net Assets
Beginning of period ....................................................................................................................
2,900,608 2,735,259
End of period ..........................................................................................................................
$ 2,290,071 $ 2,900,608
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 389,255
Reinvested ..................................................................................................... 55,335
Redeemed ......................................................................................................
(628,605)
Net Increase (Decrease)
$ (184,015)
Shares:
Sold .......................................................................................................... 40,752
Reinvested ..................................................................................................... 5,982
Redeemed ......................................................................................................
(65,346)
Net Increase (Decrease)
(18,612)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 547,705
Reinvested ..................................................................................................... 65,097
Redeemed ......................................................................................................
(333,117)
Net Increase (Decrease)
$ 279,685
Shares:
Sold .......................................................................................................... 50,001
Reinvested ..................................................................................................... 5,983
Redeemed ......................................................................................................
(30,507)
Net Increase (Decrease)
25,477
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (55,335)
Total Dividends and Distributions
$ (55,335)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (65,097)
Total Dividends and Distributions
$ (65,097)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,642 $ 5,111
Net realized gain (loss) on investments , futures and swap agreements ................................................................ (11,893) 3,359
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .................................
(26,470) (9,772)
Net Increase (Decrease) in Net Assets Resulting from Operations (32,721) (1,302)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,626) (12,230)
Total Dividends and Distributions (8,626) (12,230)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(8,012) (6,042)
Total Increase (Decrease) in Net Assets (49,359) (19,574)
Net Assets
Beginning of period ....................................................................................................................
236,382 255,956
End of period ..........................................................................................................................
$ 187,023 $ 236,382
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 20,483
Reinvested ..................................................................................................... 8,626
Redeemed ......................................................................................................
(37,121)
Net Increase (Decrease)
$ (8,012)
Shares:
Sold .......................................................................................................... 1,969
Reinvested ..................................................................................................... 902
Redeemed ......................................................................................................
(3,605)
Net Increase (Decrease)
(734)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 29,658
Reinvested ..................................................................................................... 12,230
Redeemed ......................................................................................................
(47,930)
Net Increase (Decrease)
$ (6,042)
Shares:
Sold .......................................................................................................... 2,504
Reinvested ..................................................................................................... 1,057
Redeemed ......................................................................................................
(4,025)
Net Increase (Decrease)
(464)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (8,626)
Total Dividends and Distributions
$ (8,626)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (12,230)
Total Dividends and Distributions
$ (12,230)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,820 $ 17,690
Net realized gain (loss) on investments ................................................................................................ 45,591 83,118
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(205,426) 3,843
Net Increase (Decrease) in Net Assets Resulting from Operations (147,015) 104,651
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (91,817) (71,869)
Total Dividends and Distributions (91,817) (71,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(17,497) (47,814)
Total Increase (Decrease) in Net Assets (256,329) (15,032)
Net Assets
Beginning of period ....................................................................................................................
1,005,244 1,020,276
End of period ..........................................................................................................................
$ 748,915 $ 1,005,244
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ..................................................................................... $ 835 $ 6,172 $ 358
Reinvested ................................................................................ 4,093 87,663 61
Redeemed .................................................................................
(4,113) (112,510) (56)
Net Increase (Decrease)
$ 815 $ (18,675) $ 363
Shares:
Sold ..................................................................................... 51 404 24
Reinvested ................................................................................ 300 6,399 4
Redeemed .................................................................................
(268) (7,263) (4)
Net Increase (Decrease)
83 (460) 24
Year Ended December 31, 2021
Dollars:
Sold ..................................................................................... $ 1,245 $ 11,560 $ 314
Reinvested ................................................................................ 3,051 68,811 7
Redeemed .................................................................................
(4,144) (128,657) (1)
Net Increase (Decrease)
$ 152 $ (48,286) $ 320
Shares:
Sold ..................................................................................... 68 634 17
Reinvested ................................................................................ 172 3,872 –
Redeemed .................................................................................
(227) (7,075) –
Net Increase (Decrease)
13 (2,569) 17
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ......................................... $ (4,093) $ (87,663) $ (61)
Total Dividends and Distributions
$ (4,093) $ (87,663) $ (61)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ......................................... $ (3,051) $ (68,811) $ (7)
Total Dividends and Distributions
$ (3,051) $ (68,811) $ (7)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed Volatility
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,143 $ 4,163
Net realized gain (loss) on investments ................................................................................................ 6,213 11,691
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(34,833) 1,776
Net Increase (Decrease) in Net Assets Resulting from Operations (26,477) 17,630
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (15,880) (7,204)
Total Dividends and Distributions (15,880) (7,204)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(321) (11,504)
Total Increase (Decrease) in Net Assets (42,678) (1,078)
Net Assets
Beginning of period ....................................................................................................................
184,071 185,149
End of period ..........................................................................................................................
$ 141,393 $ 184,071
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 6,468 –
Reinvested .......................................................................................... 15,879 1
Redeemed ...........................................................................................
(22,669) –
Net Increase (Decrease)
$ (322) $ 1
Shares:
Sold ............................................................................................... 498 –
Reinvested .......................................................................................... 1,436 –
Redeemed ...........................................................................................
(1,834) –
Net Increase (Decrease)
100 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 11,475 –
Reinvested .......................................................................................... 7,203 1
Redeemed ...........................................................................................
(30,183) –
Net Increase (Decrease)
$ (11,505) $ 1
Shares:
Sold ............................................................................................... 805 –
Reinvested .......................................................................................... 509 –
Redeemed ...........................................................................................
(2,121) –
Net Increase (Decrease)
(807) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (15,879) $ (1)
Total Dividends and Distributions
$ (15,879) $ (1)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,203) $ (1)
Total Dividends and Distributions
$ (7,203) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility Control
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,936 $ 3,482
Net realized gain (loss) on investments and futures ................................................................................... 1,244 12,812
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(36,097) 3,609
Net Increase (Decrease) in Net Assets Resulting from Operations (31,917) 19,903
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (16,150) (6,085)
Total Dividends and Distributions (16,150) (6,085)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
25,499 31,501
Total Increase (Decrease) in Net Assets (22,568) 45,319
Net Assets
Beginning of period ....................................................................................................................
229,798 184,479
End of period ..........................................................................................................................
$ 207,230 $ 229,798
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 22,113 –
Reinvested .......................................................................................... 16,149 1
Redeemed ...........................................................................................
(12,764) –
Net Increase (Decrease)
$ 25,498 $ 1
Shares:
Sold ............................................................................................... 1,925 –
Reinvested .......................................................................................... 1,531 –
Redeemed ...........................................................................................
(1,105) –
Net Increase (Decrease)
2,351 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 32,617 –
Reinvested .......................................................................................... 6,085 –
Redeemed ...........................................................................................
(7,201) –
Net Increase (Decrease)
$ 31,501 –
Shares:
Sold ............................................................................................... 2,530 –
Reinvested .......................................................................................... 468 –
Redeemed ...........................................................................................
(559) –
Net Increase (Decrease)
2,439 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (16,149) $ (1)
Total Dividends and Distributions
$ (16,149) $ (1)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (6,085) $ –
Total Dividends and Distributions
$ (6,085) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 49,216 $ 68,785
Net realized gain (loss) on investments ................................................................................................ 196,522 316,529
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(857,158) 157,988
Net Increase (Decrease) in Net Assets Resulting from Operations (611,420) 543,302
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (358,548) (250,729)
Total Dividends and Distributions (358,548) (250,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
41,449 (171,209)
Total Increase (Decrease) in Net Assets (928,519) 121,364
Net Assets
Beginning of period ....................................................................................................................
3,974,456 3,853,092
End of period ..........................................................................................................................
$ 3,045,937 $ 3,974,456
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 29,072 $ 3
Reinvested .......................................................................................... 358,524 24
Redeemed ...........................................................................................
(346,144) (30)
Net Increase (Decrease)
$ 41,452 $ (3)
Shares:
Sold ............................................................................................... 1,595 –
Reinvested .......................................................................................... 22,022 1
Redeemed ...........................................................................................
(18,929) (1)
Net Increase (Decrease)
4,688 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 29,205 $ 257
Reinvested .......................................................................................... 250,728 1
Redeemed ...........................................................................................
(451,399) (1)
Net Increase (Decrease)
$ (171,466) $ 257
Shares:
Sold ............................................................................................... 1,372 12
Reinvested .......................................................................................... 11,911 –
Redeemed ...........................................................................................
(21,202) –
Net Increase (Decrease)
(7,919) 12
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (358,524) $ (24)
Total Dividends and Distributions
$ (358,524) $ (24)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (250,728) $ (1)
Total Dividends and Distributions
$ (250,728) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Managed Volatility
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,088 $ 9,314
Net realized gain (loss) on investments ................................................................................................ 17,012 28,838
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(78,488) 11,557
Net Increase (Decrease) in Net Assets Resulting from Operations (57,388) 49,709
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (35,729) (15,269)
Total Dividends and Distributions (35,729) (15,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(2,837) (23,764)
Total Increase (Decrease) in Net Assets (95,954) 10,676
Net Assets
Beginning of period ....................................................................................................................
388,924 378,248
End of period ..........................................................................................................................
$ 292,970 $ 388,924
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 6,850 –
Reinvested .......................................................................................... 35,728 1
Redeemed ...........................................................................................
(45,416) –
Net Increase (Decrease)
$ (2,838) $ 1
Shares:
Sold ............................................................................................... 501 –
Reinvested .......................................................................................... 3,030 –
Redeemed ...........................................................................................
(3,441) –
Net Increase (Decrease)
90 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,028 $ 1
Reinvested .......................................................................................... 15,269 –
Redeemed ...........................................................................................
(53,062) –
Net Increase (Decrease)
$ (23,765) $ 1
Shares:
Sold ............................................................................................... 929 –
Reinvested .......................................................................................... 1,002 –
Redeemed ...........................................................................................
(3,481) –
Net Increase (Decrease)
(1,550) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (35,728) $ (1)
Total Dividends and Distributions
$ (35,728) $ (1)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (15,269) $ –
Total Dividends and Distributions
$ (15,269) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility Control
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 16,069 $ 19,273
Net realized gain (loss) on investments and futures ................................................................................... 19,854 82,568
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(215,841) 44,292
Net Increase (Decrease) in Net Assets Resulting from Operations (179,918) 146,133
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (100,929) (31,026)
Total Dividends and Distributions (100,929) (31,026)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
200,538 166,448
Total Increase (Decrease) in Net Assets (80,309) 281,555
Net Assets
Beginning of period ....................................................................................................................
1,277,140 995,585
End of period ..........................................................................................................................
$ 1,196,831 $ 1,277,140
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 122,311 –
Reinvested .......................................................................................... 100,928 1
Redeemed ...........................................................................................
(22,702) –
Net Increase (Decrease)
$ 200,537 $ 1
Shares:
Sold ............................................................................................... 10,128 –
Reinvested .......................................................................................... 9,142 –
Redeemed ...........................................................................................
(1,899) –
Net Increase (Decrease)
17,371 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 158,445 –
Reinvested .......................................................................................... 31,026 –
Redeemed ...........................................................................................
(23,023) –
Net Increase (Decrease)
$ 166,448 –
Shares:
Sold ............................................................................................... 11,705 –
Reinvested .......................................................................................... 2,268 –
Redeemed ...........................................................................................
(1,701) –
Net Increase (Decrease)
12,272 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (100,928) $ (1)
Total Dividends and Distributions
$ (100,928) $ (1)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (31,026) $ –
Total Dividends and Distributions
$ (31,026) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,369 $ 5,767
Net realized gain (loss) on investments ................................................................................................ 9,790 14,072
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(59,996) 2,165
Net Increase (Decrease) in Net Assets Resulting from Operations (45,837) 22,004
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (19,858) (13,544)
Total Dividends and Distributions (19,858) (13,544)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(6,715) (5,231)
Total Increase (Decrease) in Net Assets (72,410) 3,229
Net Assets
Beginning of period ....................................................................................................................
326,764 323,535
End of period ..........................................................................................................................
$ 254,354 $ 326,764
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 25,673 $ 29
Reinvested .......................................................................................... 19,855 3
Redeemed ...........................................................................................
(51,591) (684)
Net Increase (Decrease)
$ (6,063) $ (652)
Shares:
Sold ............................................................................................... 1,931 2
Reinvested .......................................................................................... 1,640 –
Redeemed ...........................................................................................
(3,807) (49)
Net Increase (Decrease)
(236) (47)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 50,123 $ 769
Reinvested .......................................................................................... 13,513 31
Redeemed ...........................................................................................
(69,652) (15)
Net Increase (Decrease)
$ (6,016) $ 785
Shares:
Sold ............................................................................................... 3,308 50
Reinvested .......................................................................................... 899 2
Redeemed ...........................................................................................
(4,598) (1)
Net Increase (Decrease)
(391) 51
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (19,855) $ (3)
Total Dividends and Distributions
$ (19,855) $ (3)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (13,513) $ (31)
Total Dividends and Distributions
$ (13,513) $ (31)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,033 $ 4,504
Net realized gain (loss) on investments and foreign currencies ....................................................................... (2,958) 26,148
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(61,815) (2,864)
Net Increase (Decrease) in Net Assets Resulting from Operations (59,740) 27,788
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (29,853) (5,303)
Total Dividends and Distributions (29,853) (5,303)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
26,888 (14,785)
Total Increase (Decrease) in Net Assets (62,705) 7,700
Net Assets
Beginning of period ....................................................................................................................
299,426 291,726
End of period ..........................................................................................................................
$ 236,721 $ 299,426
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 19,900
Reinvested ..................................................................................................... 29,853
Redeemed ......................................................................................................
(22,865)
Net Increase (Decrease)
$ 26,888
Shares:
Sold .......................................................................................................... 1,264
Reinvested ..................................................................................................... 2,316
Redeemed ......................................................................................................
(1,479)
Net Increase (Decrease)
2,101
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 17,997
Reinvested ..................................................................................................... 5,303
Redeemed ......................................................................................................
(38,085)
Net Increase (Decrease)
$ (14,785)
Shares:
Sold .......................................................................................................... 955
Reinvested ..................................................................................................... 274
Redeemed ......................................................................................................
(2,021)
Net Increase (Decrease)
(792)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (29,853)
Total Dividends and Distributions
$ (29,853)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (5,303)
Total Dividends and Distributions
$ (5,303)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 13,288 $ 13,034
Net realized gain (loss) on investments ................................................................................................ 39,464 89,817
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(129,955) 53,748
Net Increase (Decrease) in Net Assets Resulting from Operations (77,203) 156,599
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (90,442) (14,647)
Total Dividends and Distributions (90,442) (14,647)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
94,716 (176,299)
Total Increase (Decrease) in Net Assets (72,929) (34,347)
Net Assets
Beginning of period ....................................................................................................................
755,496 789,843
End of period ..........................................................................................................................
$ 682,567 $ 755,496
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ..................................................................................... $ 81,023 $ 13,227 $ 382
Reinvested ................................................................................ 83,164 7,220 58
Redeemed .................................................................................
(85,628) (4,544) (186)
Net Increase (Decrease)
$ 78,559 $ 15,903 $ 254
Shares:
Sold ..................................................................................... 2,726 447 13
Reinvested ................................................................................ 3,184 280 2
Redeemed .................................................................................
(2,815) (156) (7)
Net Increase (Decrease)
3,095 571 8
Year Ended December 31, 2021
Dollars:
Sold ..................................................................................... $ 42,546 $ 15,172 $ 174
Reinvested ................................................................................ 13,771 875 1
Redeemed .................................................................................
(245,030) (3,764) (44)
Net Increase (Decrease)
$ (188,713) $ 12,283 $ 131
Shares:
Sold ..................................................................................... 1,340 477 5
Reinvested ................................................................................ 426 27 –
Redeemed .................................................................................
(7,761) (119) (1)
Net Increase (Decrease)
(5,995) 385 4
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ......................................... $ (83,164) $ (7,220) $ (58)
Total Dividends and Distributions
$ (83,164) $ (7,220) $ (58)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ......................................... $ (13,771) $ (875) $ (1)
Total Dividends and Distributions
$ (13,771) $ (875) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
(a)
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,454 $ 984
Net realized gain (loss) on investments and foreign currencies ....................................................................... (3,977) 7,008
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(17,707) (7,245)
Net Increase (Decrease) in Net Assets Resulting from Operations (20,230) 747
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,143) (1,851)
Total Dividends and Distributions (8,143) (1,851)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,573 (1,920)
Total Increase (Decrease) in Net Assets (22,800) (3,024)
Net Assets
Beginning of period ....................................................................................................................
90,815 93,839
End of period ..........................................................................................................................
$ 68,015 $ 90,815
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 6,834
Reinvested ..................................................................................................... 8,143
Redeemed ......................................................................................................
(9,404)
Net Increase (Decrease)
$ 5,573
Shares:
Sold .......................................................................................................... 440
Reinvested ..................................................................................................... 614
Redeemed ......................................................................................................
(591)
Net Increase (Decrease)
463
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 10,524
Reinvested ..................................................................................................... 1,851
Redeemed ......................................................................................................
(14,295)
Net Increase (Decrease)
$ (1,920)
Shares:
Sold .......................................................................................................... 504
Reinvested ..................................................................................................... 90
Redeemed ......................................................................................................
(684)
Net Increase (Decrease)
(90)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (8,143)
Total Dividends and Distributions
$ (8,143)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (1,851)
Total Dividends and Distributions
$ (1,851)
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,369 $ 801
Net realized gain (loss) on investments and futures ................................................................................... (8,193) 833
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(17,049) (4,200)
Net Increase (Decrease) in Net Assets Resulting from Operations (22,873) (2,566)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,203) (4,266)
Total Dividends and Distributions (2,203) (4,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(34,355) (23,387)
Total Increase (Decrease) in Net Assets (59,431) (30,219)
Net Assets
Beginning of period ....................................................................................................................
197,777 227,996
End of period ..........................................................................................................................
$ 138,346 $ 197,777
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 43,900
Reinvested ..................................................................................................... 2,203
Redeemed ......................................................................................................
(80,458)
Net Increase (Decrease)
$ (34,355)
Shares:
Sold .......................................................................................................... 4,906
Reinvested ..................................................................................................... 263
Redeemed ......................................................................................................
(9,246)
Net Increase (Decrease)
(4,077)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 35,129
Reinvested ..................................................................................................... 4,266
Redeemed ......................................................................................................
(62,782)
Net Increase (Decrease)
$ (23,387)
Shares:
Sold .......................................................................................................... 3,648
Reinvested ..................................................................................................... 445
Redeemed ......................................................................................................
(6,431)
Net Increase (Decrease)
(2,338)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,203)
Total Dividends and Distributions
$ (2,203)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (4,266)
Total Dividends and Distributions
$ (4,266)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (807) $ (1,753)
Net realized gain (loss) on investments and futures ................................................................................... 23,266 70,697
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(260,122) 61,881
Net Increase (Decrease) in Net Assets Resulting from Operations (237,663) 130,825
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (59,936) (78,910)
Total Dividends and Distributions (59,936) (78,910)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
30,436 42,384
Total Increase (Decrease) in Net Assets (267,163) 94,299
Net Assets
Beginning of period ....................................................................................................................
706,656 612,357
End of period ..........................................................................................................................
$ 439,493 $ 706,656
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 42,909
Reinvested ..................................................................................................... 59,936
Redeemed ......................................................................................................
(72,409)
Net Increase (Decrease)
$ 30,436
Shares:
Sold .......................................................................................................... 1,111
Reinvested ..................................................................................................... 1,847
Redeemed ......................................................................................................
(1,879)
Net Increase (Decrease)
1,079
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 49,902
Reinvested ..................................................................................................... 78,910
Redeemed ......................................................................................................
(86,428)
Net Increase (Decrease)
$ 42,384
Shares:
Sold .......................................................................................................... 962
Reinvested ..................................................................................................... 1,526
Redeemed ......................................................................................................
(1,661)
Net Increase (Decrease)
827
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (59,936)
Total Dividends and Distributions
$ (59,936)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (78,910)
Total Dividends and Distributions
$ (78,910)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 36,849 $ 34,299
Net realized gain (loss) on investments and futures ................................................................................... 158,691 346,848
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(765,203) 389,815
Net Increase (Decrease) in Net Assets Resulting from Operations (569,663) 770,962
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (323,890) (293,077)
Total Dividends and Distributions (323,890) (293,077)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
242,605 (189,279)
Total Increase (Decrease) in Net Assets (650,948) 288,606
Net Assets
Beginning of period ....................................................................................................................
3,209,249 2,920,643
End of period ..........................................................................................................................
$ 2,558,301 $ 3,209,249
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 410,935 $ 9,528
Reinvested .......................................................................................... 318,523 5,367
Redeemed ...........................................................................................
(496,565) (5,183)
Net Increase (Decrease)
$ 232,893 $ 9,712
Shares:
Sold ............................................................................................... 20,016 462
Reinvested .......................................................................................... 17,125 294
Redeemed ...........................................................................................
(23,059) (265)
Net Increase (Decrease)
14,082 491
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 138,939 $ 13,085
Reinvested .......................................................................................... 289,214 3,863
Redeemed ...........................................................................................
(630,975) (3,405)
Net Increase (Decrease)
$ (202,822) $ 13,543
Shares:
Sold ............................................................................................... 5,730 556
Reinvested .......................................................................................... 12,121 165
Redeemed ...........................................................................................
(25,846) (149)
Net Increase (Decrease)
(7,995) 572
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (318,523) $ (5,367)
Total Dividends and Distributions
$ (318,523) $ (5,367)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (289,214) $ (3,863)
Total Dividends and Distributions
$ (289,214) $ (3,863)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,198 $ 2,028
Net realized gain (loss) on investments , futures and options and swaptions .......................................................... 13,473 26,911
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions ...........................
(54,550) 26,106
Net Increase (Decrease) in Net Assets Resulting from Operations (38,879) 55,045
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (21,467) (26,835)
Total Dividends and Distributions (21,467) (26,835)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,606 (23,427)
Total Increase (Decrease) in Net Assets (58,740) 4,783
Net Assets
Beginning of period ....................................................................................................................
239,895 235,112
End of period ..........................................................................................................................
$ 181,155 $ 239,895
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 25,037
Reinvested ..................................................................................................... 21,467
Redeemed ......................................................................................................
(44,898)
Net Increase (Decrease)
$ 1,606
Shares:
Sold .......................................................................................................... 1,620
Reinvested ..................................................................................................... 1,521
Redeemed ......................................................................................................
(2,812)
Net Increase (Decrease)
329
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 9,025
Reinvested ..................................................................................................... 26,835
Redeemed ......................................................................................................
(59,287)
Net Increase (Decrease)
$ (23,427)
Shares:
Sold .......................................................................................................... 492
Reinvested ..................................................................................................... 1,513
Redeemed ......................................................................................................
(3,199)
Net Increase (Decrease)
(1,194)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (21,467)
Total Dividends and Distributions
$ (21,467)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (26,835)
Total Dividends and Distributions
$ (26,835)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,079 $ (121)
Net realized gain (loss) on investments ................................................................................................ 18,967 70,194
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(193,890) 83,393
Net Increase (Decrease) in Net Assets Resulting from Operations (173,844) 153,466
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (64,874) (44,926)
Total Dividends and Distributions (64,874) (44,926)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
76,590 11,622
Total Increase (Decrease) in Net Assets (162,128) 120,162
Net Assets
Beginning of period ....................................................................................................................
749,899 629,737
End of period ..........................................................................................................................
$ 587,771 $ 749,899
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 73,412 $ 6,394
Reinvested .......................................................................................... 61,220 3,653
Redeemed ...........................................................................................
(64,934) (3,155)
Net Increase (Decrease)
$ 69,698 $ 6,892
Shares:
Sold ............................................................................................... 1,254 109
Reinvested .......................................................................................... 1,170 71
Redeemed ...........................................................................................
(1,107) (56)
Net Increase (Decrease)
1,317 124
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 42,968 $ 8,836
Reinvested .......................................................................................... 42,787 2,139
Redeemed ...........................................................................................
(82,470) (2,638)
Net Increase (Decrease)
$ 3,285 $ 8,337
Shares:
Sold ............................................................................................... 601 126
Reinvested .......................................................................................... 610 31
Redeemed ...........................................................................................
(1,183) (39)
Net Increase (Decrease)
28 118
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (61,221) $ (3,653)
Total Dividends and Distributions
$ (61,221) $ (3,653)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (42,787) $ (2,139)
Total Dividends and Distributions
$ (42,787) $ (2,139)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,316 $ 1,248
Net realized gain (loss) on investments ................................................................................................ 13,105 21,700
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(45,995) 21,069
Net Increase (Decrease) in Net Assets Resulting from Operations (31,574) 44,017
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,695) (8,415)
Total Dividends and Distributions (20,695) (8,415)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
12,101 (7,069)
Total Increase (Decrease) in Net Assets (40,168) 28,533
Net Assets
Beginning of period ....................................................................................................................
194,247 165,714
End of period ..........................................................................................................................
$ 154,079 $ 194,247
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 5,046 $ 9,781
Reinvested .......................................................................................... 16,595 4,100
Redeemed ...........................................................................................
(21,029) (2,392)
Net Increase (Decrease)
$ 612 $ 11,489
Shares:
Sold ............................................................................................... 146 292
Reinvested .......................................................................................... 544 137
Redeemed ...........................................................................................
(600) (72)
Net Increase (Decrease)
90 357
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 4,872 $ 8,993
Reinvested .......................................................................................... 7,194 1,221
Redeemed ...........................................................................................
(26,775) (2,574)
Net Increase (Decrease)
$ (14,709) $ 7,640
Shares:
Sold ............................................................................................... 125 241
Reinvested .......................................................................................... 184 32
Redeemed ...........................................................................................
(699) (71)
Net Increase (Decrease)
(390) 202
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (16,595) $ (4,100)
Total Dividends and Distributions
$ (16,595) $ (4,100)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,194) $ (1,221)
Total Dividends and Distributions
$ (7,194) $ (1,221)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 889 $ 1,022
Net realized gain (loss) on investments ................................................................................................ 355 1,441
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(6,409) (386)
Net Increase (Decrease) in Net Assets Resulting from Operations (5,165) 2,077
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,458) (2,606)
Total Dividends and Distributions (2,458) (2,606)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
3,468 2,002
Total Increase (Decrease) in Net Assets (4,155) 1,473
Net Assets
Beginning of period ....................................................................................................................
37,297 35,824
End of period ..........................................................................................................................
$ 33,142 $ 37,297
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 10,245
Reinvested ..................................................................................................... 2,458
Redeemed ......................................................................................................
(9,235)
Net Increase (Decrease)
$ 3,468
Shares:
Sold .......................................................................................................... 846
Reinvested ..................................................................................................... 225
Redeemed ......................................................................................................
(794)
Net Increase (Decrease)
277
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 7,457
Reinvested ..................................................................................................... 2,606
Redeemed ......................................................................................................
(8,061)
Net Increase (Decrease)
$ 2,002
Shares:
Sold .......................................................................................................... 538
Reinvested ..................................................................................................... 195
Redeemed ......................................................................................................
(587)
Net Increase (Decrease)
146
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,458)
Total Dividends and Distributions
$ (2,458)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,606)
Total Dividends and Distributions
$ (2,606)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,912 $ 5,371
Net realized gain (loss) on investments ................................................................................................ 2,229 11,453
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(34,528) 442
Net Increase (Decrease) in Net Assets Resulting from Operations (28,387) 17,266
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (16,757) (14,360)
Total Dividends and Distributions (16,757) (14,360)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
361 (739)
Total Increase (Decrease) in Net Assets (44,783) 2,167
Net Assets
Beginning of period ....................................................................................................................
196,334 194,167
End of period ..........................................................................................................................
$ 151,551 $ 196,334
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 20,769
Reinvested ..................................................................................................... 16,757
Redeemed ......................................................................................................
(37,165)
Net Increase (Decrease)
$ 361
Shares:
Sold .......................................................................................................... 1,572
Reinvested ..................................................................................................... 1,431
Redeemed ......................................................................................................
(2,888)
Net Increase (Decrease)
115
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 26,050
Reinvested ..................................................................................................... 14,360
Redeemed ......................................................................................................
(41,149)
Net Increase (Decrease)
$ (739)
Shares:
Sold .......................................................................................................... 1,689
Reinvested ..................................................................................................... 954
Redeemed ......................................................................................................
(2,674)
Net Increase (Decrease)
(31)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (16,757)
Total Dividends and Distributions
$ (16,757)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (14,360)
Total Dividends and Distributions
$ (14,360)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,457 $ 6,898
Net realized gain (loss) on investments ................................................................................................ 5,151 15,985
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(54,937) 6,546
Net Increase (Decrease) in Net Assets Resulting from Operations (45,329) 29,429
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (22,810) (12,163)
Total Dividends and Distributions (22,810) (12,163)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
32,939 17,307
Total Increase (Decrease) in Net Assets (35,200) 34,573
Net Assets
Beginning of period ....................................................................................................................
262,864 228,291
End of period ..........................................................................................................................
$ 227,664 $ 262,864
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 53,204
Reinvested ..................................................................................................... 22,810
Redeemed ......................................................................................................
(43,075)
Net Increase (Decrease)
$ 32,939
Shares:
Sold .......................................................................................................... 4,035
Reinvested ..................................................................................................... 1,933
Redeemed ......................................................................................................
(3,360)
Net Increase (Decrease)
2,608
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 49,164
Reinvested ..................................................................................................... 12,163
Redeemed ......................................................................................................
(44,020)
Net Increase (Decrease)
$ 17,307
Shares:
Sold .......................................................................................................... 3,203
Reinvested ..................................................................................................... 792
Redeemed ......................................................................................................
(2,883)
Net Increase (Decrease)
1,112
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (22,810)
Total Dividends and Distributions
$ (22,810)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (12,163)
Total Dividends and Distributions
$ (12,163)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,803 $ 3,939
Net realized gain (loss) on investments ................................................................................................ 3,419 8,351
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(29,678) 4,896
Net Increase (Decrease) in Net Assets Resulting from Operations (24,456) 17,186
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (12,301) (5,654)
Total Dividends and Distributions (12,301) (5,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
20,640 15,503
Total Increase (Decrease) in Net Assets (16,117) 27,035
Net Assets
Beginning of period ....................................................................................................................
134,172 107,137
End of period ..........................................................................................................................
$ 118,055 $ 134,172
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 28,579
Reinvested ..................................................................................................... 12,301
Redeemed ......................................................................................................
(20,240)
Net Increase (Decrease)
$ 20,640
Shares:
Sold .......................................................................................................... 1,734
Reinvested ..................................................................................................... 838
Redeemed ......................................................................................................
(1,210)
Net Increase (Decrease)
1,362
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 28,876
Reinvested ..................................................................................................... 5,654
Redeemed ......................................................................................................
(19,027)
Net Increase (Decrease)
$ 15,503
Shares:
Sold .......................................................................................................... 1,495
Reinvested ..................................................................................................... 289
Redeemed ......................................................................................................
(979)
Net Increase (Decrease)
805
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (12,301)
Total Dividends and Distributions
$ (12,301)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (5,654)
Total Dividends and Distributions
$ (5,654)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 719 $ 2,075
Net realized gain (loss) on investments ................................................................................................ 1,860 4,722
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(15,580) 2,429
Net Increase (Decrease) in Net Assets Resulting from Operations (13,001) 9,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (6,812) (2,689)
Total Dividends and Distributions (6,812) (2,689)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
8,116 12,211
Total Increase (Decrease) in Net Assets (11,697) 18,748
Net Assets
Beginning of period ....................................................................................................................
68,527 49,779
End of period ..........................................................................................................................
$ 56,830 $ 68,527
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 14,329
Reinvested ..................................................................................................... 6,811
Redeemed ......................................................................................................
(13,024)
Net Increase (Decrease)
$ 8,116
Shares:
Sold .......................................................................................................... 886
Reinvested ..................................................................................................... 486
Redeemed ......................................................................................................
(797)
Net Increase (Decrease)
575
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 21,207
Reinvested ..................................................................................................... 2,689
Redeemed ......................................................................................................
(11,685)
Net Increase (Decrease)
$ 12,211
Shares:
Sold .......................................................................................................... 1,120
Reinvested ..................................................................................................... 140
Redeemed ......................................................................................................
(614)
Net Increase (Decrease)
646
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (6,812)
Total Dividends and Distributions
$ (6,812)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,689)
Total Dividends and Distributions
$ (2,689)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 187 $ 499
Net realized gain (loss) on investments ................................................................................................ 507 1,142
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(4,027) 718
Net Increase (Decrease) in Net Assets Resulting from Operations (3,333) 2,359
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,644) (526)
Total Dividends and Distributions (1,644) (526)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,828 3,979
Total Increase (Decrease) in Net Assets (2,149) 5,812
Net Assets
Beginning of period ....................................................................................................................
17,280 11,468
End of period ..........................................................................................................................
$ 15,131 $ 17,280
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 5,272
Reinvested ..................................................................................................... 1,644
Redeemed ......................................................................................................
(4,088)
Net Increase (Decrease)
$ 2,828
Shares:
Sold .......................................................................................................... 339
Reinvested ..................................................................................................... 121
Redeemed ......................................................................................................
(263)
Net Increase (Decrease)
197
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 6,857
Reinvested ..................................................................................................... 526
Redeemed ......................................................................................................
(3,404)
Net Increase (Decrease)
$ 3,979
Shares:
Sold .......................................................................................................... 383
Reinvested ..................................................................................................... 29
Redeemed ......................................................................................................
(189)
Net Increase (Decrease)
223
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (1,644)
Total Dividends and Distributions
$ (1,644)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (526)
Total Dividends and Distributions
$ (526)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 666 $ 878
Net realized gain (loss) on investments ................................................................................................ 176 1,141
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(4,788) (641)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,946) 1,378
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,017) (1,855)
Total Dividends and Distributions (2,017) (1,855)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(33) (419)
Total Increase (Decrease) in Net Assets (5,996) (896)
Net Assets
Beginning of period ....................................................................................................................
30,129 31,025
End of period ..........................................................................................................................
$ 24,133 $ 30,129
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 6,789
Reinvested ..................................................................................................... 2,017
Redeemed ......................................................................................................
(8,839)
Net Increase (Decrease)
$ (33)
Shares:
Sold .......................................................................................................... 600
Reinvested ..................................................................................................... 198
Redeemed ......................................................................................................
(800)
Net Increase (Decrease)
(2)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 5,995
Reinvested ..................................................................................................... 1,855
Redeemed ......................................................................................................
(8,269)
Net Increase (Decrease)
$ (419)
Shares:
Sold .......................................................................................................... 467
Reinvested ..................................................................................................... 147
Redeemed ......................................................................................................
(644)
Net Increase (Decrease)
(30)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,017)
Total Dividends and Distributions
$ (2,017)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (1,855)
Total Dividends and Distributions
$ (1,855)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,434 $ 1,972
Net realized gain (loss) on investments ................................................................................................ 5,568 12,636
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(54,789) 39,587
Net Increase (Decrease) in Net Assets Resulting from Operations (46,787) 54,195
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (12,433) (12,779)
Total Dividends and Distributions (12,433) (12,779)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
6,975 8,574
Total Increase (Decrease) in Net Assets (52,245) 49,990
Net Assets
Beginning of period ....................................................................................................................
186,572 136,582
End of period ..........................................................................................................................
$ 134,327 $ 186,572
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 15,012 $ 2,367
Reinvested .......................................................................................... 11,602 831
Redeemed ...........................................................................................
(21,259) (1,578)
Net Increase (Decrease)
$ 5,355 $ 1,620
Shares:
Sold ............................................................................................... 726 116
Reinvested .......................................................................................... 617 44
Redeemed ...........................................................................................
(1,029) (79)
Net Increase (Decrease)
314 81
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 21,019 $ 2,630
Reinvested .......................................................................................... 12,078 701
Redeemed ...........................................................................................
(26,908) (946)
Net Increase (Decrease)
$ 6,189 $ 2,385
Shares:
Sold ............................................................................................... 955 117
Reinvested .......................................................................................... 535 31
Redeemed ...........................................................................................
(1,224) (43)
Net Increase (Decrease)
266 105
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (11,602) $ (831)
Total Dividends and Distributions
$ (11,602) $ (831)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (12,078) $ (701)
Total Dividends and Distributions
$ (12,078) $ (701)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 13,290 $ 14,424
Net realized gain (loss) on investments ................................................................................................ 21,497 87,788
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(152,302) (8,821)
Net Increase (Decrease) in Net Assets Resulting from Operations (117,515) 93,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (96,305) (26,472)
Total Dividends and Distributions (96,305) (26,472)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
37,076 (24,962)
Total Increase (Decrease) in Net Assets (176,744) 41,957
Net Assets
Beginning of period ....................................................................................................................
744,944 702,987
End of period ..........................................................................................................................
$ 568,200 $ 744,944
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 9,783 $ 11,338
Reinvested .......................................................................................... 74,784 21,521
Redeemed ...........................................................................................
(67,909) (12,441)
Net Increase (Decrease)
$ 16,658 $ 20,418
Shares:
Sold ............................................................................................... 644 760
Reinvested .......................................................................................... 5,820 1,703
Redeemed ...........................................................................................
(4,482) (848)
Net Increase (Decrease)
1,982 1,615
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 20,819 $ 14,289
Reinvested .......................................................................................... 21,306 5,166
Redeemed ...........................................................................................
(76,310) (10,232)
Net Increase (Decrease)
$ (34,185) $ 9,223
Shares:
Sold ............................................................................................... 1,185 817
Reinvested .......................................................................................... 1,200 295
Redeemed ...........................................................................................
(4,324) (594)
Net Increase (Decrease)
(1,939) 518
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (74,784) $ (21,521)
Total Dividends and Distributions
$ (74,784) $ (21,521)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (21,306) $ (5,166)
Total Dividends and Distributions
$ (21,306) $ (5,166)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,537 $ 4,257
Net realized gain (loss) on investments ................................................................................................ 334 16,868
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(34,462) (2,486)
Net Increase (Decrease) in Net Assets Resulting from Operations (29,591) 18,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,687) (6,255)
Total Dividends and Distributions (20,687) (6,255)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
9,917 (3,317)
Total Increase (Decrease) in Net Assets (40,361) 9,067
Net Assets
Beginning of period ....................................................................................................................
203,656 194,589
End of period ..........................................................................................................................
$ 163,295 $ 203,656
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 11,034 $ 4,448
Reinvested .......................................................................................... 16,969 3,718
Redeemed ...........................................................................................
(21,575) (4,677)
Net Increase (Decrease)
$ 6,428 $ 3,489
Shares:
Sold ............................................................................................... 898 374
Reinvested .......................................................................................... 1,641 366
Redeemed ...........................................................................................
(1,843) (424)
Net Increase (Decrease)
696 316
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,199 $ 6,406
Reinvested .......................................................................................... 5,275 980
Redeemed ...........................................................................................
(25,083) (5,094)
Net Increase (Decrease)
$ (5,609) $ 2,292
Shares:
Sold ............................................................................................... 1,072 487
Reinvested .......................................................................................... 392 74
Redeemed ...........................................................................................
(1,870) (393)
Net Increase (Decrease)
(406) 168
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (16,969) $ (3,718)
Total Dividends and Distributions
$ (16,969) $ (3,718)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (5,275) $ (980)
Total Dividends and Distributions
$ (5,275) $ (980)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 6,120 $ 7,415
Net realized gain (loss) on investments ................................................................................................ 17,323 42,905
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(101,143) 16,534
Net Increase (Decrease) in Net Assets Resulting from Operations (77,700) 66,854
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (47,780) (13,052)
Total Dividends and Distributions (47,780) (13,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
36,398 (3,590)
Total Increase (Decrease) in Net Assets (89,082) 50,212
Net Assets
Beginning of period ....................................................................................................................
434,827 384,615
End of period ..........................................................................................................................
$ 345,745 $ 434,827
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 19,210 $ 9,265
Reinvested .......................................................................................... 26,475 21,305
Redeemed ...........................................................................................
(28,556) (11,301)
Net Increase (Decrease)
$ 17,129 $ 19,269
Shares:
Sold ............................................................................................... 890 462
Reinvested .......................................................................................... 1,484 1,217
Redeemed ...........................................................................................
(1,374) (573)
Net Increase (Decrease)
1,000 1,106
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 17,827 $ 13,856
Reinvested .......................................................................................... 7,539 5,513
Redeemed ...........................................................................................
(39,869) (8,456)
Net Increase (Decrease)
$ (14,503) $ 10,913
Shares:
Sold ............................................................................................... 756 597
Reinvested .......................................................................................... 312 232
Redeemed ...........................................................................................
(1,678) (362)
Net Increase (Decrease)
(610) 467
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (26,475) $ (21,305)
Total Dividends and Distributions
$ (26,475) $ (21,305)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,539) $ (5,513)
Total Dividends and Distributions
$ (7,539) $ (5,513)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,510 $ 4,526
Net realized gain (loss) on investments ................................................................................................ (5,625) 13,048
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(23,780) (5,173)
Net Increase (Decrease) in Net Assets Resulting from Operations (24,895) 12,401
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (16,989) (7,312)
Total Dividends and Distributions (16,989) (7,312)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(8,945) 4,501
Total Increase (Decrease) in Net Assets (50,829) 9,590
Net Assets
Beginning of period ....................................................................................................................
193,852 184,262
End of period ..........................................................................................................................
$ 143,023 $ 193,852
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 6,065 $ 6,472
Reinvested .......................................................................................... 12,901 4,088
Redeemed ...........................................................................................
(27,189) (11,282)
Net Increase (Decrease)
$ (8,223) $ (722)
Shares:
Sold ............................................................................................... 529 564
Reinvested .......................................................................................... 1,255 403
Redeemed ...........................................................................................
(2,383) (1,018)
Net Increase (Decrease)
(599) (51)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,388 $ 14,144
Reinvested .......................................................................................... 5,721 1,591
Redeemed ...........................................................................................
(25,468) (5,875)
Net Increase (Decrease)
$ (5,359) $ 9,860
Shares:
Sold ............................................................................................... 1,101 1,082
Reinvested .......................................................................................... 437 123
Redeemed ...........................................................................................
(1,944) (453)
Net Increase (Decrease)
(406) 752
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (12,901) $ (4,088)
Total Dividends and Distributions
$ (12,901) $ (4,088)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (5,721) $ (1,591)
Total Dividends and Distributions
$ (5,721) $ (1,591)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,828 $ 7,421
Net realized gain (loss) on investments ................................................................................................ 11,366 39,884
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(96,735) 22,379
Net Increase (Decrease) in Net Assets Resulting from Operations (80,541) 69,684
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (45,904) (12,320)
Total Dividends and Distributions (45,904) (12,320)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
36,424 15,973
Total Increase (Decrease) in Net Assets (90,021) 73,337
Net Assets
Beginning of period ....................................................................................................................
428,947 355,610
End of period ..........................................................................................................................
$ 338,926 $ 428,947
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 18,207 $ 9,105
Reinvested .......................................................................................... 23,671 22,233
Redeemed ...........................................................................................
(26,033) (10,759)
Net Increase (Decrease)
$ 15,845 $ 20,579
Shares:
Sold ............................................................................................... 799 401
Reinvested .......................................................................................... 1,189 1,137
Redeemed ...........................................................................................
(1,139) (468)
Net Increase (Decrease)
849 1,070
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 20,247 $ 15,072
Reinvested .......................................................................................... 6,518 5,802
Redeemed ...........................................................................................
(21,478) (10,188)
Net Increase (Decrease)
$ 5,287 $ 10,686
Shares:
Sold ............................................................................................... 758 566
Reinvested .......................................................................................... 239 216
Redeemed ...........................................................................................
(811) (391)
Net Increase (Decrease)
186 391
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (23,671) $ (22,233)
Total Dividends and Distributions
$ (23,671) $ (22,233)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (6,518) $ (5,802)
Total Dividends and Distributions
$ (6,518) $ (5,802)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,441 $ 1,618
Net realized gain (loss) on investments and futures ................................................................................... (1,285) 198
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(6,708) (2,809)
Net Increase (Decrease) in Net Assets Resulting from Operations (5,552) (993)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,814) (2,932)
Total Dividends and Distributions (1,814) (2,932)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
956 (12,562)
Total Increase (Decrease) in Net Assets (6,410) (16,487)
Net Assets
Beginning of period ....................................................................................................................
140,532 157,019
End of period ..........................................................................................................................
$ 134,122 $ 140,532
Class 1
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold .......................................................................................................... $ 42,597
Reinvested ..................................................................................................... 1,814
Redeemed ......................................................................................................
(43,455)
Net Increase (Decrease)
$ 956
Shares:
Sold .......................................................................................................... 17,245
Reinvested ..................................................................................................... 756
Redeemed ......................................................................................................
(17,747)
Net Increase (Decrease)
254
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 34,540
Reinvested ..................................................................................................... 2,932
Redeemed ......................................................................................................
(50,034)
Net Increase (Decrease)
$ (12,562)
Shares:
Sold .......................................................................................................... 13,394
Reinvested ..................................................................................................... 1,150
Redeemed ......................................................................................................
(19,407)
Net Increase (Decrease)
(4,863)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (1,814)
Total Dividends and Distributions
$ (1,814)
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,932)
Total Dividends and Distributions
$ (2,932)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 563 $ (127)
Net realized gain (loss) on investments ................................................................................................ (470) 35,323
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(45,822) 5,193
Net Increase (Decrease) in Net Assets Resulting from Operations (45,729) 40,389
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (32,260) (7,482)
Total Dividends and Distributions (32,260) (7,482)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
18,888 (12,782)
Total Increase (Decrease) in Net Assets (59,101) 20,125
Net Assets
Beginning of period ....................................................................................................................
224,387 204,262
End of period ..........................................................................................................................
$ 165,286 $ 224,387
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2022
Dollars:
Sold ............................................................................................... $ 8,534 $ 1,094
Reinvested .......................................................................................... 30,668 1,592
Redeemed ...........................................................................................
(22,009) (991)
Net Increase (Decrease)
$ 17,193 $ 1,695
Shares:
Sold ............................................................................................... 517 67
Reinvested .......................................................................................... 2,258 118
Redeemed ...........................................................................................
(1,405) (63)
Net Increase (Decrease)
1,370 122
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 17,504 $ 1,948
Reinvested .......................................................................................... 7,164 318
Redeemed ...........................................................................................
(38,216) (1,500)
Net Increase (Decrease)
$ (13,548) $ 766
Shares:
Sold ............................................................................................... 883 98
Reinvested .......................................................................................... 360 16
Redeemed ...........................................................................................
(1,926) (77)
Net Increase (Decrease)
(683) 37
Dividends and Distributions to Shareholders:
Year Ended December 31, 2022
From net investment income and net realized gain on investments ................................................... $ (30,668) $ (1,592)
Total Dividends and Distributions
$ (30,668) $ (1,592)
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,164) $ (318)
Total Dividends and Distributions
$ (7,164) $ (318)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer January Account
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 5
Net realized gain (loss) on investments ........................................................................................................................ –
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ............................................................
(43)
Net Increase (Decrease) in Net Assets Resulting from Operations (38)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
26,619
Total Increase (Decrease) in Net Assets 26,581
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 26,581
Class 2
Capital Share Transactions:
Period Ended December 31, 2022
(a)
Dollars:
Sold .......................................................................................................... $ 26,619
Net Increase (Decrease)
$ 26,619
Shares:
Sold .......................................................................................................... 2,662
Redeemed ......................................................................................................
–
Net Increase (Decrease)
2,662
Dividends and Distributions to Shareholders:
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
(a)
Period from December 28, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 91
Net realized gain (loss) on investments and options and swaptions ........................................................................................... 49
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ............................................................
55
Net Increase (Decrease) in Net Assets Resulting from Operations 195
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... (91)
Total Dividends and Distributions (91)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
26,143
Total Increase (Decrease) in Net Assets 26,247
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 26,247
Class 2
Capital Share Transactions:
Period Ended December 31, 2022
(a)
Dollars:
Sold .......................................................................................................... $ 29,487
Reinvested ..................................................................................................... 91
Redeemed ......................................................................................................
(3,435)
Net Increase (Decrease)
$ 26,143
Shares:
Sold .......................................................................................................... 2,910
Reinvested ..................................................................................................... 9
Redeemed ......................................................................................................
(335)
Net Increase (Decrease)
2,584
Dividends and Distributions to Shareholders:
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .............................................................. $ (91)
Total Dividends and Distributions
$ (91)
(a)
Period from June 29, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer October Account
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 39
Net realized gain (loss) on investments and options and swaptions ........................................................................................... 509
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ............................................................
601
Net Increase (Decrease) in Net Assets Resulting from Operations 1,149
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... (39)
Total Dividends and Distributions (39)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
16,868
Total Increase (Decrease) in Net Assets 17,978
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 17,978
Class 2
Capital Share Transactions:
Period Ended December 31, 2022
(a)
Dollars:
Sold .......................................................................................................... $ 25,883
Reinvested ..................................................................................................... 39
Redeemed ......................................................................................................
(9,054)
Net Increase (Decrease)
$ 16,868
Shares:
Sold .......................................................................................................... 2,562
Reinvested ..................................................................................................... 4
Redeemed ......................................................................................................
(855)
Net Increase (Decrease)
1,711
Dividends and Distributions to Shareholders:
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .............................................................. $ (39)
Total Dividends and Distributions
$ (39)
(a)
Period from September 29, 2022, date operations commenced, through December 31, 2022.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal
LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal
LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account,
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Account, U.S. LargeCap Buffer January Account, U.S. LargeCap
Buffer July Account, and U.S. LargeCap Buffer October Account series of the Fund, (known as the “Funds”), are presented herein. Principal
LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal
LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
Effective June 29, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer July Account was made by Principal
Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective September 29, 2022, the initial purchase of $1,020,010 of Class 2 shares of U.S. LargeCap Buffer October Account was made by
PFSI, an affiliate of the Manager.
Effective December 28, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer January Account was made by
PFSI, an affiliate of the Manager.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of December
31, 2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if
Diversified International Account
Euro 18.7%
British Pound Sterling 15.5
Japanese Yen 14.0
Canadian Dollar 9.8
Global Emerging Markets Account
Hong Kong Dollar 25.3%
Indian Rupee 13.4
South Korean Won 11.4
New Taiwan Dollar 10.3
Brazilian Real 6.0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of
REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying
Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended December 31, 2022, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities. At December 31, 2022, the Funds’ had foreign tax refund receivables and accrued foreign tax liabilities as follows (amounts
in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral
of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic
848 from December 31, 2022, to December 31, 2024. Management expects the impact of these ASUs will not have a material impact on the
Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds
Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of ( i )
the Federal Funds Rate or (ii) the One Month LIBOR rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.  As of December 31, 2022, Principal Capital Appreciation Account had an outstanding loan of $3,100,000 to the
Facility while U.S. LargeCap Buffer July Account and U.S. LargeCap Buffer October Account had outstanding borrowings of $1,805,000 and $2,200,000, respectively, from the Facility.
During the year ended December 31, 2022, Funds lending to the Facility were as follows (amounts in thousands):
Foreign Tax
Refund Receivable
Accrued Foreign
Tax Liability
Diversified International Account $ — $ 114
Global Emerging Markets Account 11 314
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Account $ — 3.14%
Bond Market Index Account 697 3.39
Core Plus Bond Account 34 1.82
Diversified Balanced Volatility Control Account 54 1.63
Diversified Growth Volatility Control Account 386 1.65
Diversified International Account 19 2.32
Equity Income Account 69 3.06
Global Emerging Markets Account 17 2.96
Government & High Quality Bond Account 12 2.20
LargeCap Growth Account I 41 3.25
LargeCap S&P 500 Index Account 401 2.63
LargeCap S&P 500 Managed Volatility Index Account 150 3.08
MidCap Account 6 3.54
Principal Capital Appreciation Account 56 4.21
Real Estate Securities Account 19 2.76
Short-Term Income Account 17 1.30
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

During the year ended December 31, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S. LargeCap
Buffer October Account) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, the line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Effective April 18,
2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted
SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One
Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of December 31, 2022, none of the Funds had outstanding borrowings against the line of credit.
During the year ended December 31, 2022, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
SmallCap Account $ 13 2.00%
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Account $ 4 1.78%
Diversified Balanced Volatility Control Account 3 3.63
Diversified Growth Volatility Control Account 20 3.60
Diversified International Account 6 2.79
LargeCap S&P 500 Index Account 437 2.40
MidCap Account 16 1.31
Short-Term Income Account 4 2.63
SmallCap Account 3 2.49
U.S. LargeCap Buffer July Account 22 4.73
U.S. LargeCap Buffer October Account 200 4.19
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
MidCap Account $ 1 1.39%
SAM Flexible Income Portfolio 5 3.43
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2022 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds ma y engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended December
31 , 2022, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of December 31, 2022, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of December 31, 2022, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency
Contracts and
TBA Securities) Options
Total Deposits
with Counterparty
Bond Market Index Account $ — $ 15 $ — $ 15
Core Plus Bond Account — 13 — 13
Government & High Quality Bond Account 292 7 — 299
LargeCap Growth Account I 95 — — 95
LargeCap S&P 500 Managed Volatility Index Account — — 1,408 1,408
Short-Term Income Account 18 — — 18
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Bond Market Index Account $ 153
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal
LifeTime Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account,
and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue.
Exchange-traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange (“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call)
or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option.
There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.
The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of December 31, 2022, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the
Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2022 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
None of the Funds entered into short sales transactions during the year ended December 31, 2022.
Swap Agreements. Certain of t he Funds may enter into in swap agreements . Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account,
Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified
Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
As of December 31, 2022, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.88%
Equity Income Account 27.26
Government & High Quality Bond Account 25.35
LargeCap S&P 500 Index Account 79.11
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 12.57
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives December 31, 2022 Liability Derivatives December 31, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 5
*
Payables, Total distributable earnings (accumulated loss)
$ 169
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 16
*
Payables, Total distributable earnings (accumulated loss)
$ 31
*
Total
$ 21
*
$ 200
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 79
*
Payables, Total distributable earnings (accumulated loss)
$ 106
*
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 41
*
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,278
*
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Investment in Securities -at value
$ 1,133
Payables, Total distributable earnings (accumulated loss)
$ 706
*
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 7
*
U.S. LargeCap Buffer January Account
Equity Contracts Investment in Securities -at value
$ 5,035
Payables, Total distributable earnings (accumulated loss)
$ 1,573
U.S. LargeCap Buffer July Account
Equity Contracts Investment in Securities -at value
$ 4,346
Payables, Total distributable earnings (accumulated loss)
$ 899
U.S. LargeCap Buffer October Account
Equity Contracts Investment in Securities -at value
$ 3,071
Payables, Total distributable earnings (accumulated loss)
$ 810
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit Contracts
Swap agreements
$ 59 $ (158)
Interest Rate Contracts
Futures contracts
$ (1,373) $ (35)
Total $ (1,314) $ (193)
Diversified Balanced Volatility Control Account
Equity Contracts
Futures contracts
$ (337) $ —
Diversified Growth Volatility Control Account
Equity Contracts
Futures contracts
$ 563 $ —
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts
$ (1,716) $ (72)
LargeCap Growth Account I
Equity Contracts
Futures contracts
$ (437) $ (105)
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts
$ (8,795) $ (5,076)
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments*
$ (98) $ 1,146
Futures contracts
$ (608) $ (262)
Options and swaptions
$ 1,246 $ (1,004)
Total $ 540 $ (120)
Short-Term Income Account
Interest Rate Contracts
Futures contracts
$ (91) $ (11)
U.S. LargeCap Buffer January Account
Equity Contracts
Investment transactions/Investments*
$ — $ (65)
Options and swaptions
$ — $ 23
Total $ — $ (42)
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions/Investments*
$ (72) $ (776)
Options and swaptions
$ 79 $ 860
Total $ 7 $ 84
U.S. LargeCap Buffer October Account
Equity Contracts
Investment transactions/Investments*
$ (226) $ (442)
Options and swaptions
$ 151 $ 358
Total $ (75) $ (84)
*Investment transactions includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
December 31, 2022 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, OTC derivatives, and U.S. Government and Government Agency Obligations.
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 17,503
Interest Rate Contracts Futures - Long 12,369
Futures - Short 4,498
Diversified Balanced Volatility Control Account
Equity Contracts Futures - Short 9,474
Diversified Growth Volatility Control Account
Equity Contracts Futures - Short 74,635
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 16,653
Futures - Short 11,499
LargeCap Growth Account I
Equity Contracts Futures - Long 2,727
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 64,044
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,254
Purchased Options 26
Written Options 26
Short-Term Income Account
Interest Rate Contracts Futures - Long 2,475
U.S. LargeCap Buffer January Account
Equity Contracts Purchased Options 76
Written Options 88
U.S. LargeCap Buffer July Account
Equity Contracts Purchased Options 63
Written Options 75
U.S. LargeCap Buffer October Account
Equity Contracts Purchased Options 52
Written Options 58
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 8,588 $ — $ — $ 8,588
Investment Companies 194 — — 194
Total investments in securities $ 8,782 $ — $ — $ 8,782
Bond Market Index Account
Bonds* — 685,402 — 685,402
Investment Companies 70,770 — — 70,770
Municipal Bonds* — 13,031 — 13,031
U.S. Government & Government Agency Obligations* — 1,565,353 — 1,565,353
Total investments in securities $ 70,770 $ 2,263,786 $ — $ 2,334,556
Core Plus Bond Account
Bonds* — 99,032 1 99,033
Investment Companies 3,289 — — 3,289
Senior Floating Rate Interests* — 1,665 — 1,665
U.S. Government & Government Agency Obligations* — 98,585 — 98,585
Total investments in securities $ 3,289 $ 199,282 $ 1 $ 202,572
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account (continued)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ 5 $ — $ 5
Interest Rate Contracts
Futures** 16 — — 16
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (169) — (169)
Interest Rate Contracts
Futures** (31) — — (31)
Diversified Balanced Account
Investment Companies 749,112 — — 749,112
Total investments in securities $ 749,112 $ — $ — $ 749,112
Diversified Balanced Managed Volatility Account
Investment Companies 141,435 — — 141,435
Total investments in securities $ 141,435 $ — $ — $ 141,435
Diversified Balanced Volatility Control Account
Investment Companies 207,232 — — 207,232
Total investments in securities $ 207,232 $ — $ — $ 207,232
Diversified Growth Account
Investment Companies 3,046,755 — — 3,046,755
Total investments in securities $ 3,046,755 $ — $ — $ 3,046,755
Diversified Growth Managed Volatility Account
Investment Companies 293,052 — — 293,052
Total investments in securities $ 293,052 $ — $ — $ 293,052
Diversified Growth Volatility Control Account
Investment Companies 1,196,877 — — 1,196,877
Total investments in securities $ 1,196,877 $ — $ — $ 1,196,877
Diversified Income Account
Investment Companies 254,425 — — 254,425
Total investments in securities $ 254,425 $ — $ — $ 254,425
Diversified International Account
Common Stocks
Basic Materials 4,230 9,731 — 13,961
Communications 1,890 4,470 — 6,360
Consumer, Cyclical 11,187 24,321 — 35,508
Consumer, Non-cyclical 2,371 46,567 — 48,938
Energy 5,939 9,903 — 15,842
Financial 13,694 43,783 — 57,477
Industrial 5,628 21,916 — 27,544
Technology 791 25,444 — 26,235
Utilities — 3,569 — 3,569
Investment Companies 4,879 — — 4,879
Total investments in securities $ 50,609 $ 189,704 $ — $ 240,313
Equity Income Account
Common Stocks* 668,512 — — 668,512
Investment Companies 23,499 — — 23,499
Total investments in securities $ 692,011 $ — $ — $ 692,011
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account
Common Stocks
Basic Materials $ 1,398 $ 2,506 $ — $ 3,904
Communications 1,626 8,915 — 10,541
Consumer, Cyclical 1,826 6,860 — 8,686
Consumer, Non-cyclical 1,227 6,822 — 8,049
Energy 521 4,142 — 4,663
Financial 1,770 10,611 — 12,381
Industrial 408 4,670 — 5,078
Technology 1,171 10,770 — 11,941
Utilities — 510 — 510
Investment Companies 2,795 — — 2,795
Preferred Stocks
Financial — 11 — 11
Total investments in securities $ 12,742 $ 55,817 $ — $ 68,559
Government & High Quality Bond Account
Bonds* — 16,463 — 16,463
Investment Companies 5,397 — — 5,397
U.S. Government & Government Agency Obligations* — 131,066 — 131,066
Total investments in securities $ 5,397 $ 147,529 $ — $ 152,926
Derivative Assets
Interest Rate Contracts
Futures** 79 — — 79
Derivative Liabilities
Interest Rate Contracts
Futures** (106) — — (106)
LargeCap Growth Account I
Common Stocks
Basic Materials 563 — — 563
Communications 66,361 — — 66,361
Consumer, Cyclical 33,049 — — 33,049
Consumer, Non-cyclical 121,270 — — 121,270
Energy 963 — — 963
Financial 28,204 — — 28,204
Industrial 23,657 — — 23,657
Technology 151,155 — 113 151,268
Utilities 28 — — 28
Convertible Preferred Stocks
Basic Materials — — 154 154
Consumer, Cyclical — — 117 117
Technology — — 427 427
Investment Companies 13,290 — — 13,290
Total investments in securities $ 438,540 $ — $ 811 $ 439,351
Derivative Liabilities
Equity Contracts
Futures** (41) — — (41)
LargeCap S&P 500 Index Account
Common Stocks* 2,462,212 — — 2,462,212
Investment Companies 94,674 — — 94,674
Total investments in securities $ 2,556,886 $ — $ — $ 2,556,886
Derivative Liabilities
Equity Contracts
Futures** (2,278) — — (2,278)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 168,103 — — 168,103
Investment Companies 11,019 — — 11,019
Purchased Options — 1,133 — 1,133
Total investments in securities $ 179,122 $ 1,133 $ — $ 180,255
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account (continued)
Derivative Liabilities
Equity Contracts
Futures** $ (45) $ — $ — $ (45)
Written Options — (661) — (661)
MidCap Account
Common Stocks* 587,697 — — 587,697
Investment Companies 1,497 — — 1,497
Total investments in securities $ 589,194 $ — $ — $ 589,194
Principal Capital Appreciation Account
Common Stocks
Basic Materials 4,599 — — 4,599
Communications 15,210 — — 15,210
Consumer, Cyclical 16,668 — — 16,668
Consumer, Non-cyclical 27,551 — — 27,551
Energy 8,946 — — 8,946
Financial 28,867 — — 28,867
Industrial 11,814 1,324 — 13,138
Technology 29,221 — — 29,221
Utilities 5,379 — — 5,379
Investment Companies 1,410 — — 1,410
Total investments in securities $ 149,665 $ 1,324 $ — $ 150,989
Principal LifeTime 2010 Account
Investment Companies 33,146 — — 33,146
Total investments in securities $ 33,146 $ — $ — $ 33,146
Principal LifeTime 2020 Account
Investment Companies 151,556 — — 151,556
Total investments in securities $ 151,556 $ — $ — $ 151,556
Principal LifeTime 2030 Account
Investment Companies 227,669 — — 227,669
Total investments in securities $ 227,669 $ — $ — $ 227,669
Principal LifeTime 2040 Account
Investment Companies 118,059 — — 118,059
Total investments in securities $ 118,059 $ — $ — $ 118,059
Principal LifeTime 2050 Account
Investment Companies 56,835 — — 56,835
Total investments in securities $ 56,835 $ — $ — $ 56,835
Principal LifeTime 2060 Account
Investment Companies 15,134 — — 15,134
Total investments in securities $ 15,134 $ — $ — $ 15,134
Principal LifeTime Strategic Income Account
Investment Companies 24,137 — — 24,137
Total investments in securities $ 24,137 $ — $ — $ 24,137
Real Estate Securities Account
Common Stocks* 132,266 — — 132,266
Investment Companies 1,325 — — 1,325
Total investments in securities $ 133,591 $ — $ — $ 133,591
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies $ 568,167 $ — $ — $ 568,167
Total investments in securities $ 568,167 $ — $ — $ 568,167
SAM Conservative Balanced Portfolio
Investment Companies 163,305 — — 163,305
Total investments in securities $ 163,305 $ — $ — $ 163,305
SAM Conservative Growth Portfolio
Investment Companies 345,705 — — 345,705
Total investments in securities $ 345,705 $ — $ — $ 345,705
SAM Flexible Income Portfolio
Investment Companies 143,024 — — 143,024
Total investments in securities $ 143,024 $ — $ — $ 143,024
SAM Strategic Growth Portfolio
Investment Companies 338,864 — — 338,864
Total investments in securities $ 338,864 $ — $ — $ 338,864
Short-Term Income Account
Bonds* — 117,078 — 117,078
Investment Companies 755 — — 755
U.S. Government & Government Agency Obligations* — 15,685 — 15,685
Total investments in securities $ 755 $ 132,763 $ — $ 133,518
Derivative Liabilities
Interest Rate Contracts
Futures** (7) — — (7)
SmallCap Account
Common Stocks* 164,447 — — 164,447
Investment Companies 770 — — 770
Total investments in securities $ 165,217 $ — $ — $ 165,217
U.S. LargeCap Buffer January Account
Investment Companies 48,773 — — 48,773
Purchased Options — 5,035 — 5,035
Total investments in securities $ 48,773 $ 5,035 $ — $ 53,808
Derivative Liabilities
Equity Contracts
Written Options — (1,573) — (1,573)
U.S. LargeCap Buffer July Account
Investment Companies 22,936 — — 22,936
Purchased Options — 4,346 — 4,346
Total investments in securities $ 22,936 $ 4,346 $ — $ 27,282
Derivative Liabilities
Equity Contracts
Written Options — (899) — (899)
U.S. LargeCap Buffer October Account
Investment Companies 15,747 — — 15,747
Purchased Options — 3,071 — 3,071
Total investments in securities $ 15,747 $ 3,071 $ — $ 18,818
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer October Account (continued)
Derivative Liabilities
Equity Contracts
Written Options $ — $ (810) $ — $ (810)
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .50
Short-Term Income Account .45 .39
Net Assets of Fund (in billions)
First $3 Over $3
LargeCap S&P 500 Index Account .24% .23%
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .45
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Period from December 28, 2022 (date operations commenced) to December 31, 2022.
* Period from June 29, 2022 (date operations commenced) to December 31, 2022.
^ Period from September 29, 2022 (date operations commenced) to December 31, 2022.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder
Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2022, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2022 through December 31, 2022
Expiration
LargeCap Growth Account I .016% April 30, 2023
Period from January 1, 2022 through December 31, 2022
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2023
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2023
Global Emerging Markets Account 1.20% N/A N/A April 30, 2023
LargeCap Growth Account I .69 N/A N/A April 30, 2023
Principal LifeTime 2060 Account .10 N/A N/A April 30, 2022
U.S. LargeCap Buffer January Account N/A .95# N/A April 30, 2024
U.S. LargeCap Buffer July Account N/A .95* N/A April 30, 2024
U.S. LargeCap Buffer October Account N/A .95^ N/A April 30, 2024
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 876
Bond Market Index Account 2,818 N/A N/A
Core Plus Bond Account 19,405 N/A N/A
Diversified Balanced Account 2,401 52,605 1
Diversified Balanced Managed Volatility Account N/A 12,854 1
Diversified Balanced Volatility Control Account N/A 19,671 1
Diversified Growth Account N/A 187,976 1
Diversified Growth Managed Volatility Account N/A 24,930 1
Diversified Growth Volatility Control Account N/A 108,148 1
Diversified Income Account N/A 21,200 —
Diversified International Account 17,521 N/A N/A
Equity Income Account 12,180 527 —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

6. Investment Transactions
For the year ended December 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Global Emerging Markets Account 5,080 N/A N/A
Government & High Quality Bond Account 12,216 N/A N/A
LargeCap Growth Account I 14,257 N/A N/A
LargeCap S&P 500 Index Account 26,965 2,347 N/A
MidCap Account 9,191 284 N/A
Principal Capital Appreciation Account 3,382 383 N/A
Principal LifeTime 2010 Account 3,059 N/A N/A
Principal LifeTime 2020 Account 13,041 N/A N/A
Principal LifeTime 2030 Account 19,456 N/A N/A
Principal LifeTime 2040 Account 8,091 N/A N/A
Principal LifeTime 2050 Account 4,071 N/A N/A
Principal LifeTime 2060 Account 1,116 N/A N/A
Principal LifeTime Strategic Income Account 2,385 N/A N/A
Real Estate Securities Account 7,340 539 N/A
SAM Balanced Portfolio 32,137 2,884 N/A
SAM Conservative Balanced Portfolio 12,908 1,437 N/A
SAM Conservative Growth Portfolio 9,461 1,385 N/A
SAM Flexible Income Portfolio 10,332 2,515 N/A
SAM Strategic Growth Portfolio 8,435 885 N/A
Short-Term Income Account 55,144 N/A N/A
SmallCap Account 11,767 343 N/A
U.S. LargeCap Buffer January Account N/A 2,662 N/A
U.S. LargeCap Buffer July Account N/A 2,584 N/A
U.S. LargeCap Buffer October Account N/A 1,711 N/A
Purchases Sales
Blue Chip Account $ 7,773 $ 8,814
Bond Market Index Account 1,545,201 1,659,815
Core Plus Bond Account 222,621 226,241
Diversified Balanced Account 164,230 226,515
Diversified Balanced Managed Volatility Account 33,191 41,093
Diversified Balanced Volatility Control Account 205,157 196,978
Diversified Growth Account 678,368 769,957
Diversified Growth Managed Volatility Account 65,314 83,439
Diversified Growth Volatility Control Account 1,146,402 1,056,805
Diversified Income Account 65,453 79,502
Diversified International Account 116,772 115,625
Equity Income Account 145,090 130,630
Global Emerging Markets Account 24,429 26,200
Government & High Quality Bond Account 356,584 387,590
LargeCap Growth Account I 144,555 175,443
LargeCap S&P 500 Index Account 243,466 305,324
LargeCap S&P 500 Managed Volatility Index Account 15,623 29,088
MidCap Account 105,732 93,142
Principal Capital Appreciation Account 85,534 96,417
Principal LifeTime 2010 Account 14,702 12,384
Principal LifeTime 2020 Account 43,048 53,057
Principal LifeTime 2030 Account 80,277 60,772
Principal LifeTime 2040 Account 43,855 30,271
Principal LifeTime 2050 Account 23,543 19,582
Principal LifeTime 2060 Account 7,577 5,692
Principal LifeTime Strategic Income Account 10,067 11,141
Real Estate Securities Account 28,289 29,262
SAM Balanced Portfolio 266,910 283,206
SAM Conservative Balanced Portfolio 92,283 92,926
SAM Conservative Growth Portfolio 173,763 157,888
SAM Flexible Income Portfolio 87,197 105,047
SAM Strategic Growth Portfolio 159,213 145,861
Short-Term Income Account 42,770 47,944
SmallCap Account 32,961 40,278
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

For the year ended December 31, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2022 and December
31, 2021 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
Purchases Sales
U.S. LargeCap Buffer January Account $ 22,713 $ —
U.S. LargeCap Buffer July Account 24,996 2,074
U.S. LargeCap Buffer October Account 22,340 7,862
Purchases Sales
Bond Market Index Account $ 991,400 $ 1,038,620
Core Plus Bond Account 88,062 68,666
Government & High Quality Bond Account 188,343 198,451
Short-Term Income Account 44,677 30,606
Ordinary Income
Long-Term
Capital Gain* Section 1250 Gain**
2022 2021 2022 2021 2022 2021
Blue Chip Account $ — $ 88 $ 13 $ 2 $ — $ —
Bond Market Index Account 53,039 60,596 2,296 4,501 — —
Core Plus Bond Account 6,363 12,218 2,263 12 — —
Diversified Balanced Account 20,659 28,150 71,158 43,719 — —
Diversified Balanced Managed Volatility Account 4,380 4,631 11,500 2,573 — —
Diversified Balanced Volatility Control Account 11,938 5,290 4,212 795 — —
Diversified Growth Account 82,184 96,364 276,364 154,365 — —
Diversified Growth Managed Volatility Account 9,755 8,754 25,974 6,515 — —
Diversified Growth Volatility Control Account 67,136 24,199 33,793 6,827 — —
Diversified Income Account 7,318 8,098 12,540 5,446 — —
Diversified International Account 6,558 3,880 23,295 1,423 — —
Equity Income Account 29,946 14,234 60,496 413 — —
Global Emerging Markets Account 2,586 421 5,557 1,430 — —
Government & High Quality Bond Account 2,203 4,266 — — — —
LargeCap Growth Account I 6,213 8,155 53,723 70,755 — —
LargeCap S&P 500 Index Account 41,050 49,598 282,840 243,479 — —
LargeCap S&P 500 Managed Volatility Index Account 2,043 7,341 19,424 19,494 — —
MidCap Account 1,775 832 63,099 44,094 — —
Principal Capital Appreciation Account 5,170 1,798 15,525 6,617 — —
Principal LifeTime 2010 Account 1,061 1,193 1,397 1,413 — —
Principal LifeTime 2020 Account 6,678 4,268 10,079 10,092 — —
Principal LifeTime 2030 Account 8,467 5,514 14,343 6,649 — —
Principal LifeTime 2040 Account 4,161 2,447 8,140 3,207 — —
Principal LifeTime 2050 Account 2,185 1,109 4,627 1,580 — —
Principal LifeTime 2060 Account 518 288 1,126 238 — —
Principal LifeTime Strategic Income Account 926 887 1,091 968 — —
Real Estate Securities Account 2,788 2,299 9,374 10,480 271 —
SAM Balanced Portfolio 21,423 11,456 74,882 15,016 — —
SAM Conservative Balanced Portfolio 5,818 3,678 14,869 2,577 — —
SAM Conservative Growth Portfolio 12,091 4,710 35,689 8,342 — —
SAM Flexible Income Portfolio 6,580 4,511 10,409 2,801 — —
SAM Strategic Growth Portfolio 9,751 3,534 36,153 8,786 — —
Short-Term Income Account 1,615 2,921 199 11 — —
SmallCap Account 6,073 4,950 26,187 2,532 — —
U.S. LargeCap Buffer July Account 91 — — — — —
U.S. LargeCap Buffer October Account 39 — — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (511) $ (1,868) $ — $ (2,379)
Bond Market Index Account 57,063 — (64,803) (298,749) — (306,489)
Core Plus Bond Account 5,691 — (12,004) (23,494) (10) (29,817)
Diversified Balanced Account 12,813 45,809 — 102,834 — 161,456
Diversified Balanced Managed Volatility Account 2,142 6,251 — 1,437 — 9,830
Diversified Balanced Volatility Control Account 2,934 1,785 — (18,205) (21) (13,507)
Diversified Growth Account 49,198 197,801 — 518,827 — 765,826
Diversified Growth Managed Volatility Account 4,087 17,109 — 14,312 — 35,508
Diversified Growth Volatility Control Account 16,061 20,319 — (79,904) (332) (43,856)
Diversified Income Account 4,711 9,737 — (824) — 13,624
Diversified International Account 2,725 — (3,536) 19,220 — 18,409
Equity Income Account 14,228 28,776 — 279,430 — 322,434
Global Emerging Markets Account 1,455 — (3,922) 801 — (1,666)
Government & High Quality Bond Account 2,867 — (18,300) (17,623) (14) (33,070)
LargeCap Growth Account I — 25,446 — 48,419 — 73,865
LargeCap S&P 500 Index Account 37,480 110,231 — 910,649 — 1,058,360
LargeCap S&P 500 Managed Volatility Index Account 2,246 10,487 — 60,350 (12,343) 60,740
MidCap Account — 13,916 — 165,775 — 179,691
Principal Capital Appreciation Account 1,321 10,885 — 62,181 — 74,387
Principal LifeTime 2010 Account 889 419 — (3,447) — (2,139)
Principal LifeTime 2020 Account 3,911 2,270 — (8,575) — (2,394)
Principal LifeTime 2030 Account 4,547 5,335 — (13,528) — (3,646)
Principal LifeTime 2040 Account 1,862 3,436 — (6,404) — (1,106)
Principal LifeTime 2050 Account 744 1,925 — (3,708) — (1,039)
Principal LifeTime 2060 Account 195 508 — (1,543) — (840)
Principal LifeTime Strategic Income Account 667 236 — (2,909) — (2,006)
Real Estate Securities Account 2,792 5,322 — 9,644 — 17,758
SAM Balanced Portfolio 13,322 24,360 — 11,816 — 49,498
SAM Conservative Balanced Portfolio 4,551 1,138 — (4,580) — 1,109
SAM Conservative Growth Portfolio 6,135 19,108 — 12,812 — 38,055
SAM Flexible Income Portfolio 4,525 — (4,243) (10,368) — (10,086)
SAM Strategic Growth Portfolio 4,835 13,605 — 7,408 — 25,848
Short-Term Income Account 2,437 — (1,198) (6,755) (6) (5,522)
SmallCap Account 510 — (709) 12,902 — 12,703
U.S. LargeCap Buffer January Account 4 — (41) (1) — (38)
U.S. LargeCap Buffer July Account 92 56 — (30) (2) 116
U.S. LargeCap Buffer October Account 446 — — 686 (13) 1,119
Short-Term Long-Term Total
Blue Chip Account $ 511 $ — $ 511
Bond Market Index Account 32,787 32,016 64,803
Core Plus Bond Account 6,614 5,390 12,004
Diversified International Account 3,536 — 3,536
Global Emerging Markets Account 1,790 2,132 3,922
Government & High Quality Bond Account 8,415 9,885 18,300
SAM Flexible Income Portfolio 1,674 2,569 4,243
Short-Term Income Account 888 310 1,198
SmallCap Account 709 — 709
U.S. LargeCap Buffer January Account 17 24 41
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2022, the Funds did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2022 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December
31, 2022, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of December 31, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 27 $ (27)
Equity Income Account (9,345) 9,345
LargeCap Growth Account I 804 (804)
LargeCap S&P 500 Index Account (44,443) 44,443
LargeCap S&P 500 Managed Volatility Index Account (1,406) 1,406
MidCap Account (4,202) 4,202
Principal Capital Appreciation Account (2,789) 2,789
SmallCap Account (1) 1
U.S. LargeCap Buffer July Account 12 (12)
U.S. LargeCap Buffer October Account 9 (9)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 247 $ (2,116) $ (1,869) $ 10,651
Bond Market Index Account 2,532 (301,281) (298,749) 2,633,305
Core Plus Bond Account 599 (24,093) (23,494) 225,887
Diversified Balanced Account 148,583 (45,749) 102,834 646,278
Diversified Balanced Managed Volatility Account 12,202 (10,765) 1,437 139,998
Diversified Balanced Volatility Control Account 2,844 (21,049) (18,205) 225,437
Diversified Growth Account 675,254 (156,427) 518,827 2,527,928
Diversified Growth Managed Volatility Account 31,400 (17,088) 14,312 278,740
Diversified Growth Volatility Control Account 20,354 (100,258) (79,904) 1,276,781
Diversified Income Account 24,184 (25,008) (824) 255,249
Diversified International Account 3 6,657 (17,316) 19, 341 22 0,972
Equity Income Account 303,268 (23,838) 279,430 412,581
Global Emerging Markets Account 9, 900 (8,829) 1,071 67,488
Government & High Quality Bond Account 854 (18,477) (17,623) 170,522
LargeCap Growth Account I 112,290 (63,871) 48,419 390,891
LargeCap S&P 500 Index Account 1,059,357 (148,708) 910,649 1,643,959
LargeCap S&P 500 Managed Volatility Index Account 70,481 (10,131) 60,350 119,199
MidCap Account 196,545 (30,769) 165,776 423,418
Principal Capital Appreciation Account 66,421 (4,240) 62,181 88,808
Principal LifeTime 2010 Account 1,475 (4,922) (3,447) 36,593
Principal LifeTime 2020 Account 11,933 (20,508) (8,575) 160,131
Principal LifeTime 2030 Account 14,800 (28,328) (13,528) 241,197
Principal LifeTime 2040 Account 7,530 (13,934) (6,404) 124,463
Principal LifeTime 2050 Account 4,020 (7,728) (3,708) 60,543
Principal LifeTime 2060 Account 577 (2,120) (1,543) 16,677
Principal LifeTime Strategic Income Account 989 (3,898) (2,909) 27,046
Real Estate Securities Account 22,302 (12,658) 9,644 123,947
SAM Balanced Portfolio 69,683 (57,867) 11,816 556,351
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2022

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  On September 13, 2022, the Fund’s Board of Directors approved the acquisition of the assets of the Principal LifeTime 2010 Account by the Principal LifeTime Strategic Income Account. The proposed merger is expected to occur on or about May 1, 2023. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Conservative Balanced Portfolio $ 12,478 $ (17,058) $ (4,580) $ 167,885
SAM Conservative Growth Portfolio 49,065 (36,253) 12,812 332,893
SAM Flexible Income Portfolio 4,692 (15,060) (10,368) 153,392
SAM Strategic Growth Portfolio 36,833 (29,425) 7,408 331,456
Short-Term Income Account 173 (6,928) (6,755) 140,266
SmallCap Account 40,210 (27,308) 12,902 152,315
U.S. LargeCap Buffer January Account 24 (25) (1) 52,236
U.S. LargeCap Buffer July Account 1,062 (1,092) (30) 26,413
U.S. LargeCap Buffer October Account 1,226 (540) 686 17,322
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2.24% Shares Held Value (000's)
Money Market Funds - 2.24%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
194,386 $ 194
TOTAL INVESTMENT COMPANIES $ 194
COMMON STOCKS - 98.95% Shares Held Value (000's)
Aerospace & Defense - 4.98%
TransDigm Group Inc 686 $ 432
Chemicals - 2.55%
Linde PLC 457 149
Sherwin-Williams Co/The 303 72
$ 221
Commercial Services - 9.08%
CoStar Group Inc
(c)
3,280 253
Moody's Corp 1,172 327
S&P Global Inc 622 208
$ 788
Distribution & Wholesale - 1.80%
Copart Inc
(c)
2,563 156
Diversified Financial Services - 13.20%
Brookfield Asset Management Ltd
(c)
2,696 77
Brookfield Reinsurance Ltd
(c)
67 2
Charles Schwab Corp/The 2,464 205
Mastercard Inc 1,239 431
Visa Inc 2,074 431
$ 1,146
Healthcare - Products - 5.74%
Danaher Corp 1,395 370
IDEXX Laboratories Inc
(c)
237 97
Intuitive Surgical Inc
(c)
116 31
$ 498
Insurance - 3.81%
Progressive Corp/The 2,554 331
Internet - 14.25%
Alphabet Inc - A Shares
(c)
983 87
Alphabet Inc - C Shares
(c)
4,557 404
Amazon.com Inc
(c)
6,256 526
Netflix Inc
(c)
747 220
$ 1,237
Lodging - 2.32%
Hilton Worldwide Holdings Inc 1,587 201
Pharmaceuticals - 1.94%
Zoetis Inc 1,149 168
Private Equity - 5.52%
Brookfield Corp 11,026 347
KKR & Co Inc 2,851 132
$ 479
REITs - 5.02%
American Tower Corp 1,922 407
SBA Communications Corp 104 29
$ 436
Retail - 4.03%
CarMax Inc
(c)
1,058 64
Costco Wholesale Corp 185 85
O'Reilly Automotive Inc
(c)
238 201
$ 350
Semiconductors - 0.33%
NVIDIA Corp 195 29
Software - 21.13%
Adobe Inc
(c)
1,039 350
Intuit Inc 813 316
Microsoft Corp 3,815 915
Roper Technologies Inc 532 230
Salesforce Inc
(c)
156 21
Snowflake Inc - Class A
(c)
14 2
$ 1,834
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3.25%
Union Pacific Corp 1,363 $ 282
TOTAL COMMON STOCKS $ 8,588
Total Investments $ 8,782
Other Assets and Liabilities -  (1.19)% (103)
TOTAL NET ASSETS - 100.00% $ 8,679
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.55%
Technology 21.46%
Consumer, Non-cyclical 16.76%
Communications 14.25%
Industrial 8.23%
Consumer, Cyclical 8.15%
Basic Materials 2.55%
Money Market Funds 2.24%
Other Assets and Liabilities
(1.19)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 303 $ 109 $ 194
Principal Government Money Market Fund - Institutional Class 4.09% 30 5,459 5,489 —
$ 30 $ 5,762 $ 5,598 $ 194
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ — $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 1 — — —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3.09% Shares Held Value (000's)
Money Market Funds - 3.09%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
5,040,397 $ 5,040
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b),(c)
65,730,514 65,730
$ 70,770
TOTAL INVESTMENT COMPANIES $ 70,770
BONDS - 29.93%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 150
5.40%, 10/01/2048 300 274
Omnicom Group Inc
2.45%, 04/30/2030 160 133
2.60%, 08/01/2031 295 241
$ 798
Aerospace & Defense - 0.46%
Boeing Co/The
1.43%, 02/04/2024 435 417
2.75%, 02/01/2026 175 162
2.95%, 02/01/2030 170 144
3.25%, 02/01/2028 325 295
3.25%, 02/01/2035 170 129
3.63%, 02/01/2031 175 153
3.75%, 02/01/2050 235 161
3.95%, 08/01/2059 315 212
4.88%, 05/01/2025 620 615
5.04%, 05/01/2027 310 307
5.15%, 05/01/2030 310 302
5.71%, 05/01/2040 310 296
5.81%, 05/01/2050 505 468
5.88%, 02/15/2040 154 148
General Dynamics Corp
1.15%, 06/01/2026 195 173
2.25%, 06/01/2031 195 163
3.25%, 04/01/2025 80 78
3.50%, 04/01/2027 160 153
3.75%, 05/15/2028 300 285
4.25%, 04/01/2040 160 146
L3Harris Technologies Inc
1.80%, 01/15/2031 90 69
2.90%, 12/15/2029 60 51
3.83%, 04/27/2025 500 486
Lockheed Martin Corp
1.85%, 06/15/2030 55 45
3.55%, 01/15/2026 120 117
3.80%, 03/01/2045 375 306
3.90%, 06/15/2032 100 94
4.07%, 12/15/2042 47 41
4.09%, 09/15/2052 389 326
4.15%, 06/15/2053 100 85
4.70%, 05/15/2046 25 23
4.95%, 10/15/2025 135 136
5.10%, 11/15/2027 150 153
5.25%, 01/15/2033 150 155
5.70%, 11/15/2054 150 157
Northrop Grumman Corp
3.20%, 02/01/2027 500 469
3.85%, 04/15/2045 500 399
4.03%, 10/15/2047 300 249
Raytheon Technologies Corp
1.90%, 09/01/2031 170 134
2.25%, 07/01/2030 160 133
2.38%, 03/15/2032 195 158
2.82%, 09/01/2051 175 113
3.03%, 03/15/2052 195 132
3.50%, 03/15/2027 250 238
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 300 246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.13%, 11/16/2028 $ 435 $ 416
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 34
4.50%, 06/01/2042 375 337
4.63%, 11/16/2048 210 189
4.88%, 10/15/2040 154 144
$ 10,498
Agriculture - 0.33%
Altria Group Inc
2.35%, 05/06/2025 160 151
2.45%, 02/04/2032 190 143
3.40%, 05/06/2030 325 278
3.70%, 02/04/2051 190 119
3.88%, 09/16/2046 60 40
4.00%, 02/04/2061 190 123
4.80%, 02/14/2029 63 60
5.80%, 02/14/2039 380 350
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 788
2.70%, 09/15/2051 195 129
2.90%, 03/01/2032 390 335
BAT Capital Corp
2.26%, 03/25/2028 170 141
2.73%, 03/25/2031 170 133
2.79%, 09/06/2024 245 234
3.46%, 09/06/2029 245 211
3.56%, 08/15/2027 800 731
3.98%, 09/25/2050 170 111
4.54%, 08/15/2047 325 230
BAT International Finance PLC
1.67%, 03/25/2026 170 151
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 160
Philip Morris International Inc
0.88%, 05/01/2026 175 154
1.75%, 11/01/2030 175 137
2.75%, 02/25/2026 310 290
3.25%, 11/10/2024 30 29
3.38%, 08/11/2025 375 360
4.13%, 03/04/2043 300 237
4.25%, 11/10/2044 30 24
4.38%, 11/15/2041 61 50
4.50%, 03/20/2042 400 337
4.88%, 11/15/2043 35 31
5.13%, 11/17/2027 255 257
5.63%, 11/17/2029 255 259
5.75%, 11/17/2032 130 133
Reynolds American Inc
4.45%, 06/12/2025 250 245
5.70%, 08/15/2035 25 23
5.85%, 08/15/2045 415 353
$ 7,537
Airlines - 0.04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 147 121
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 272 232
Southwest Airlines Co
5.25%, 05/04/2025 480 482
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 122 112

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 $ 71 $ 57
$ 1,004
Apparel - 0.04%
NIKE Inc
2.40%, 03/27/2025 160 153
2.75%, 03/27/2027 160 149
3.25%, 03/27/2040 160 130
3.38%, 11/01/2046 350 271
3.63%, 05/01/2043 200 166
$ 869
Automobile Manufacturers - 0.40%
American Honda Finance Corp
0.55%, 07/12/2024 190 177
1.20%, 07/08/2025 165 151
1.30%, 09/09/2026 195 172
2.15%, 09/10/2024 445 425
2.25%, 01/12/2029 200 172
General Motors Co
5.00%, 10/01/2028 400 383
5.00%, 04/01/2035 200 172
5.40%, 04/01/2048 360 294
6.75%, 04/01/2046 25 24
General Motors Financial Co Inc
1.05%, 03/08/2024 190 180
1.20%, 10/15/2024 175 162
1.25%, 01/08/2026 190 167
1.50%, 06/10/2026 190 165
2.35%, 02/26/2027 730 637
2.35%, 01/08/2031 190 143
2.40%, 04/10/2028 190 160
2.40%, 10/15/2028 175 145
2.70%, 06/10/2031 190 146
3.80%, 04/07/2025 200 193
4.30%, 07/13/2025 325 315
4.35%, 01/17/2027 305 290
5.10%, 01/17/2024 500 498
Honda Motor Co Ltd
2.53%, 03/10/2027 390 356
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 157
PACCAR Financial Corp
0.35%, 02/02/2024 190 181
1.80%, 02/06/2025 170 160
3.55%, 08/11/2025 175 170
Toyota Motor Corp
1.34%, 03/25/2026 385 345
3.67%, 07/20/2028 200 190
Toyota Motor Credit Corp
0.45%, 01/11/2024 190 182
0.50%, 06/18/2024 190 178
0.80%, 10/16/2025 210 188
1.15%, 08/13/2027 165 140
1.65%, 01/10/2031 190 150
1.80%, 02/13/2025 160 150
1.90%, 01/13/2027 200 178
1.90%, 09/12/2031 195 154
2.00%, 10/07/2024 165 157
3.35%, 01/08/2024 400 395
3.65%, 08/18/2025 115 112
4.40%, 09/20/2024 165 163
4.45%, 06/29/2029 155 152
4.55%, 09/20/2027 95 94
$ 9,123
Automobile Parts & Equipment - 0.03%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
BorgWarner Inc
3.38%, 03/15/2025 $ 500 $ 479
$ 622
Banks - 5.82%
Banco Santander SA
1.85%, 03/25/2026 400 353
2.75%, 05/28/2025 200 187
2.75%, 12/03/2030 400 306
3.22%, 11/22/2032
(d)
200 151
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 168
5.29%, 08/18/2027 200 195
Bank of America Corp
0.98%, 04/22/2025
(d)
380 356
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(d)
170 156
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(d)
320 288
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(d)
365 323
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(d)
380 333
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(d)
750 576
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(d)
340 260
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(d)
190 160
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(d)
380 293
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(d)
310 293
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(d)
385 283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(d)
320 260
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(d)
390 346
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(d)
355 278
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(d)
570 456
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(d)
670 451
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(d)
880 539
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(d)
390 314
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d)
380 237
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(d)
335 288
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 37
3.31%, 04/22/2042
(d)
380 279
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(d)
195 186
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(d)
1,041 943
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(d)
190 134
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 329
3.59%, 07/21/2028
(d)
500 460
3 Month USD LIBOR + 1.37%

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.82%, 01/20/2028
(d)
$ 400 $ 373
3 Month USD LIBOR + 1.58%
3.88%, 08/01/2025 30 29
3.95%, 04/21/2025 480 467
3.97%, 02/07/2030
(d)
1,000 908
3 Month USD LIBOR + 1.21%
4.18%, 11/25/2027 560 531
4.20%, 08/26/2024 625 615
4.27%, 07/23/2029
(d)
360 336
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(d)
310 254
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(d)
470 449
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(d)
30 25
3 Month USD LIBOR + 1.99%
4.57%, 04/27/2033
(d)
590 540
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(d)
340 336
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 23
5.02%, 07/22/2033
(d)
340 323
Secured Overnight Financing Rate + 2.16%
5.88%, 02/07/2042 228 232
6.11%, 01/29/2037 400 405
7.75%, 05/14/2038 250 291
Bank of America NA
6.00%, 10/15/2036 250 255
Bank of Montreal
0.95%, 01/22/2027
(d)
190 168
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 140
3.09%, 01/10/2037
(d)
400 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 400 392
3.70%, 06/07/2025 175 170
4.25%, 09/14/2024 105 104
4.70%, 09/14/2027 105 104
Bank of New York Mellon Corp/The
0.50%, 04/26/2024 170 160
0.75%, 01/28/2026 185 164
1.60%, 04/24/2025 140 130
1.65%, 07/14/2028 150 126
2.05%, 01/26/2027 200 180
2.10%, 10/24/2024 375 357
2.50%, 01/26/2032 200 162
3.35%, 04/25/2025 195 189
3.99%, 06/13/2028
(d)
175 167
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(d)
170 167
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(d)
150 155
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 168
1.30%, 06/11/2025 160 147
1.30%, 09/15/2026 195 170
1.45%, 01/10/2025 175 163
2.15%, 08/01/2031 190 151
2.70%, 08/03/2026 170 157
3.40%, 02/11/2024 400 393
4.50%, 12/16/2025 500 490
5.25%, 12/06/2024 155 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(d)
$ 420 $ 363
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(d)
320 250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(d)
200 153
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(d)
200 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(d)
200 135
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 957
4.38%, 01/12/2026 200 194
4.97%, 05/16/2029
(d)
210 197
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(d)
335 324
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
7.33%, 11/02/2026
(d)
305 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(d)
305 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
BNP Paribas SA
4.25%, 10/15/2024 750 733
BPCE SA
4.00%, 04/15/2024 250 246
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 167
3.30%, 04/07/2025 375 360
Citigroup Inc
0.98%, 05/01/2025
(d)
485 454
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(d)
185 161
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(d)
145 134
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(d)
370 321
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(d)
185 171
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(d)
175 136
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(d)
520 411
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(d)
320 259
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(d)
315 258
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(d)
195 135
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(d)
155 130
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(d)
185 149
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 712
3.67%, 07/24/2028
(d)
650 597
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 491
3.79%, 03/17/2033
(d)
395 338
Secured Overnight Financing Rate + 1.94%

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.89%, 01/10/2028
(d)
$ 400 $ 374
3 Month USD LIBOR + 1.56%
4.07%, 04/23/2029
(d)
240 221
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(d)
330 270
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 508
4.40%, 06/10/2025 780 766
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 59
4.65%, 07/30/2045 222 190
4.66%, 05/24/2028
(d),(e)
365 353
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(d)
230 215
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 22
5.50%, 09/13/2025 325 327
5.61%, 09/29/2026
(d)
395 397
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 330
6.27%, 11/17/2033
(d)
305 315
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 118
6.68%, 09/13/2043 30 32
8.13%, 07/15/2039 132 162
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(d)
295 298
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 500
5.25%, 08/04/2045 250 224
5.75%, 12/01/2043 250 236
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 238
3.88%, 08/22/2024 250 246
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 282
1.25%, 08/07/2026 250 202
3.63%, 09/09/2024 400 373
5.00%, 07/09/2027 275 251
Credit Suisse Group AG
3.75%, 03/26/2025 250 225
4.88%, 05/15/2045 250 171
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 140
1.69%, 03/19/2026 500 448
2.13%, 11/24/2026
(d)
200 176
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 481
5.37%, 09/09/2027 325 326
Discover Bank
2.45%, 09/12/2024 320 303
2.70%, 02/06/2030 250 200
Fifth Third Bancorp
2.38%, 01/28/2025 85 81
4.06%, 04/25/2028
(d)
150 142
Secured Overnight Financing Rate + 1.36%
4.30%, 01/16/2024 30 30
Fifth Third Bank NA
3.85%, 03/15/2026 700 667
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(d)
155 140
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(d)
315 278
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(d)
385 338
Secured Overnight Financing Rate + 0.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
1.54%, 09/10/2027
(d)
$ 190 $ 164
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(d)
400 350
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(d)
475 362
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(d)
285 221
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 840 701
2.62%, 04/22/2032
(d)
380 303
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(d)
300 267
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(d)
195 154
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(d)
385 262
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(d)
780 633
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(d)
190 137
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(d)
385 283
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 600 580
3.63%, 02/20/2024 550 540
3.81%, 04/23/2029
(d)
1,050 959
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 57
4.22%, 05/01/2029
(d)
415 387
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 680 664
4.41%, 04/23/2039
(d)
180 156
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(d)
280 268
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 22
5.15%, 05/22/2045 310 278
6.75%, 10/01/2037 530 566
HSBC Holdings PLC
0.98%, 05/24/2025
(d)
400 370
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(d)
400 345
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(d)
250 226
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(d)
335 280
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(d)
320 291
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(d)
200 153
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(d)
230 216
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(d)
200 155
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(d)
200 160
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(d)
400 306
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(d)
400 350
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(d)
500 461
3 Month USD LIBOR + 1.55%
4.18%, 12/09/2025
(d)
340 330
Secured Overnight Financing Rate + 1.51%
4.25%, 03/14/2024 500 491

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.29%, 09/12/2026
(d)
$ 500 $ 478
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(d)
365 336
3 Month USD LIBOR + 1.53%
4.76%, 06/09/2028
(d)
200 189
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 191
5.25%, 03/14/2044 300 253
5.40%, 08/11/2033
(d)
335 310
Secured Overnight Financing Rate + 2.87%
6.10%, 01/14/2042 174 181
6.50%, 05/02/2036 420 424
7.39%, 11/03/2028
(d)
305 321
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 90
Huntington National Bank/The
5.65%, 01/10/2030 305 307
ING Groep NV
1.73%, 04/01/2027
(d)
200 176
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(d)
200 159
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 391
JPMorgan Chase & Co
0.56%, 02/16/2025
(d)
190 179
Secured Overnight Financing Rate + 0.42%
0.77%, 08/09/2025
(d)
385 355
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(d)
375 350
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(d)
385 359
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(d)
380 331
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(d)
360 318
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(d)
155 134
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(d)
380 334
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(d)
360 273
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(d)
380 291
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(d)
160 148
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(d)
295 246
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(d)
460 427
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(d)
265 232
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(d)
280 264
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(d)
380 311
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(d)
180 118
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(d)
390 308
Secured Overnight Financing Rate + 1.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.58%, 04/22/2032
(d)
$ 380 $ 304
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(d)
260 218
Secured Overnight Financing Rate + 1.51%
2.95%, 10/01/2026 300 280
2.96%, 05/13/2031
(d)
350 288
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(d)
380 276
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(d)
730 478
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 474
3.33%, 04/22/2052
(d)
380 257
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(d)
400 363
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 23
3.88%, 02/01/2024 520 513
3.88%, 09/10/2024 500 489
3.88%, 07/24/2038
(d)
500 415
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 300 293
3.96%, 11/15/2048
(d)
400 312
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(d)
270 250
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(d)
30 24
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(d)
300 280
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(d)
585 559
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(d)
535 503
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(d)
390 361
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(d)
170 166
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 18
4.91%, 07/25/2033
(d)
340 324
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 49
5.40%, 01/06/2042 102 100
5.55%, 12/15/2025
(d)
310 310
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 154 154
5.63%, 08/16/2043 375 364
5.72%, 09/14/2033
(d)
325 317
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 550 594
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 258
KeyCorp
2.25%, 04/06/2027 410 363
2.55%, 10/01/2029 310 261
3.88%, 05/23/2025
(d)
160 157
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 400 374
0.80%, 04/27/2026 350 307
1.75%, 02/18/2025 500 466
4.00%, 09/08/2025 200 194

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
$ 380 $ 219
0.00%, 06/29/2037
(f)
200 109
0.25%, 03/08/2024 575 545
0.38%, 07/18/2025 580 525
0.50%, 09/20/2024 575 536
0.63%, 01/22/2026 790 707
1.00%, 10/01/2026 290 258
1.25%, 01/31/2025 800 749
2.00%, 05/02/2025 380 359
2.50%, 11/20/2024 800 770
2.88%, 04/03/2028 275 259
3.00%, 05/20/2027 520 496
3.13%, 06/10/2025 270 262
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 152
0.88%, 09/03/2030 330 260
2.00%, 01/13/2025 300 285
2.38%, 06/10/2025 600 571
3.88%, 09/28/2027 205 202
Lloyds Banking Group PLC
3.57%, 11/07/2028
(d)
430 387
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 479
4.45%, 05/08/2025 400 392
4.65%, 03/24/2026 500 479
4.98%, 08/11/2033
(d)
335 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 171
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(d)
400 372
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 182
1.54%, 07/20/2027
(d)
400 347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(d)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 197
2.19%, 02/25/2025 200 187
2.56%, 02/25/2030 200 166
2.76%, 09/13/2026 200 183
2.80%, 07/18/2024 450 432
3.20%, 07/18/2029 200 175
3.75%, 07/18/2039 550 447
3.85%, 03/01/2026 350 335
4.08%, 04/19/2028
(d)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(d)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(d)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(d)
325 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(d)
200 156
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d)
200 184
3 Month USD LIBOR + 0.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
2.26%, 07/09/2032
(d)
$ 200 $ 152
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(d)
1,000 953
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(d)
400 342
3 Month USD LIBOR + 1.13%
5.41%, 09/13/2028
(d),(e)
325 325
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
Morgan Stanley
0.79%, 01/22/2025
(d)
380 359
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(d)
385 358
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(d)
95 87
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(d)
280 245
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(d)
165 152
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(d)
380 330
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(d)
270 237
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(d)
710 534
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(d)
105 79
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(d)
475 441
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(d)
380 292
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(d)
120 107
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(d)
265 192
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(d)
180 141
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(d)
250 239
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(d)
240 148
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(d)
280 227
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 634
3.22%, 04/22/2042
(d)
190 141
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(d)
30 28
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(d)
390 381
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 530 500
3.70%, 10/23/2024 25 24
3.77%, 01/24/2029
(d)
360 330
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 30
3.95%, 04/23/2027 50 47
3.97%, 07/22/2038
(d)
15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(d)
390 371
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 43
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 25

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.68%, 07/17/2026
(d)
$ 170 $ 167
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(d)
225 211
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 523
5.60%, 03/24/2051
(d)
500 497
Secured Overnight Financing Rate + 4.84%
6.14%, 10/16/2026
(d)
295 301
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(d)
295 305
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(d)
295 309
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 672
NatWest Group PLC
1.64%, 06/14/2027
(d)
265 229
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 489
4.89%, 05/18/2029
(d)
400 378
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(d)
400 377
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 490
4.00%, 05/10/2027 130 127
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 305
2.88%, 05/23/2025 430 414
3.63%, 09/09/2027 125 122
PNC Bank NA
2.70%, 10/22/2029 250 211
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 124
2.31%, 04/23/2032
(d)
150 121
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 136
2.60%, 07/23/2026 490 454
3.45%, 04/23/2029 300 274
4.63%, 06/06/2033
(d)
105 97
Secured Overnight Financing Rate + 1.85%
5.35%, 12/02/2028
(d)
105 106
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
0.43%, 01/19/2024 380 363
1.15%, 07/14/2026 190 167
1.20%, 04/27/2026 175 156
1.60%, 01/21/2025 700 654
2.25%, 11/01/2024 310 295
2.55%, 07/16/2024 125 121
3.63%, 05/04/2027 115 109
3.88%, 05/04/2032 225 205
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(d)
270 232
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 763
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(d)
200 187
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(d)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(d)
200 170
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(d)
200 171
Secured Overnight Financing Rate + 1.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
2.20%, 02/07/2028
(d)
$ 145 $ 130
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 112
2.35%, 11/01/2025
(d)
250 238
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 136
2.65%, 05/19/2026 60 56
3.55%, 08/18/2025 225 219
4.42%, 05/13/2033
(d)
365 345
Secured Overnight Financing Rate + 1.61%
5.75%, 11/04/2026
(d)
90 92
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 190
1.47%, 07/08/2025 300 273
1.90%, 09/17/2028 400 330
2.13%, 07/08/2030 530 419
2.14%, 09/23/2030 170 131
2.30%, 01/12/2041 200 126
2.35%, 01/15/2025 200 189
2.70%, 07/16/2024 420 403
2.75%, 01/15/2030 200 168
2.93%, 09/17/2041 195 131
3.04%, 07/16/2029 200 173
3.36%, 07/12/2027 450 416
3.45%, 01/11/2027 140 131
3.78%, 03/09/2026 500 481
Toronto-Dominion Bank/The
0.70%, 09/10/2024 195 181
1.15%, 06/12/2025 330 301
1.20%, 06/03/2026 190 168
1.95%, 01/12/2027 400 356
2.00%, 09/10/2031 195 154
2.35%, 03/08/2024 195 189
3.20%, 03/10/2032 195 168
3.77%, 06/06/2025 70 68
4.11%, 06/08/2027 70 68
4.29%, 09/13/2024 295 292
4.46%, 06/08/2032 175 167
4.69%, 09/15/2027 565 559
Truist Bank
1.50%, 03/10/2025 250 232
3.63%, 09/16/2025 250 240
Truist Financial Corp
1.13%, 08/03/2027 215 181
1.20%, 08/05/2025 365 334
1.27%, 03/02/2027
(d)
60 53
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(d)
175 146
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 233
2.50%, 08/01/2024 350 336
4.12%, 06/06/2028
(d)
135 129
Secured Overnight Financing Rate + 1.37%
5.90%, 10/28/2026
(d)
150 153
Secured Overnight Financing Rate + 1.63%
US Bancorp
1.38%, 07/22/2030 415 321
2.22%, 01/27/2028
(d)
155 139
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 183
2.49%, 11/03/2036
(d)
175 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 834
3.15%, 04/27/2027 25 23

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
5.73%, 10/21/2026
(d)
$ 150 $ 153
Secured Overnight Financing Rate + 1.43%
5.85%, 10/21/2033
(d)
150 156
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 284
Wells Fargo & Co
0.81%, 05/19/2025
(d)
110 103
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(d)
645 601
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
525 489
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(d)
475 419
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(d)
970 917
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 468
3.00%, 10/23/2026 530 490
3.07%, 04/30/2041
(d)
480 342
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(d)
465 392
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(d)
500 464
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(d)
390 379
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 581
4.40%, 06/14/2046 385 309
4.48%, 04/04/2031
(d)
245 230
Secured Overnight Financing Rate + 4.03%
4.61%, 04/25/2053
(d)
390 330
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 278
4.81%, 07/25/2028
(d)
170 166
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(d)
340 323
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 448
5.01%, 04/04/2051
(d)
325 286
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 19
5.61%, 01/15/2044 45 44
Wells Fargo Bank NA
5.95%, 08/26/2036 750 752
6.60%, 01/15/2038 250 270
Westpac Banking Corp
1.15%, 06/03/2026 190 168
1.95%, 11/20/2028 200 170
2.15%, 06/03/2031 190 158
2.35%, 02/19/2025 155 147
2.65%, 01/16/2030 155 135
2.89%, 02/04/2030
(d)
160 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 53
3.02%, 11/18/2036
(d)
150 112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 132
3.74%, 08/26/2025 110 107
4.04%, 08/26/2027 110 107
4.11%, 07/24/2034
(d)
165 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
5.46%, 11/18/2027 $ 560 $ 572
$ 133,353
Beverages - 0.56%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 525 505
4.70%, 02/01/2036 1,030 973
4.90%, 02/01/2046 890 809
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 22
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 269
4.35%, 06/01/2040 605 532
4.75%, 01/23/2029 560 553
5.45%, 01/23/2039 500 499
5.80%, 01/23/2059 595 609
8.20%, 01/15/2039 51 64
Coca-Cola Co/The
1.00%, 03/15/2028 340 284
1.38%, 03/15/2031 340 265
1.45%, 06/01/2027 360 318
1.50%, 03/05/2028 190 164
1.65%, 06/01/2030 260 213
1.75%, 09/06/2024 190 181
2.13%, 09/06/2029 165 141
2.25%, 01/05/2032 195 164
2.50%, 06/01/2040 260 189
2.50%, 03/15/2051 170 110
2.60%, 06/01/2050 260 172
2.88%, 05/05/2041 195 149
3.00%, 03/05/2051 285 207
3.38%, 03/25/2027 160 153
Constellation Brands Inc
2.25%, 08/01/2031 170 135
3.15%, 08/01/2029 630 552
3.60%, 05/09/2024 80 78
4.35%, 05/09/2027 160 156
Diageo Capital PLC
2.13%, 10/24/2024 200 190
2.13%, 04/29/2032 200 159
2.38%, 10/24/2029 200 171
5.30%, 10/24/2027 295 302
5.88%, 09/30/2036 139 145
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 112
Keurig Dr Pepper Inc
2.25%, 03/15/2031
(e)
190 153
3.35%, 03/15/2051 190 130
3.95%, 04/15/2029 110 102
4.05%, 04/15/2032 110 100
4.50%, 04/15/2052 110 92
Molson Coors Beverage Co
3.00%, 07/15/2026 530 492
5.00%, 05/01/2042 50 44
PepsiCo Inc
1.40%, 02/25/2031 165 130
1.63%, 05/01/2030 95 77
1.95%, 10/21/2031 165 133
2.38%, 10/06/2026 670 623
2.63%, 07/29/2029 170 150
2.63%, 10/21/2041 160 118
2.75%, 10/21/2051 160 111
2.85%, 02/24/2026 500 475
2.88%, 10/15/2049 160 114
3.60%, 02/18/2028 170 163
4.20%, 07/18/2052 60 55
$ 12,807

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.29%
Amgen Inc
1.65%, 08/15/2028 $ 180 $ 150
1.90%, 02/21/2025 160 150
2.00%, 01/15/2032 180 141
2.20%, 02/21/2027 1,090 978
2.45%, 02/21/2030 160 135
2.60%, 08/19/2026 500 462
3.00%, 02/22/2029 200 177
3.00%, 01/15/2052 180 115
3.15%, 02/21/2040 860 633
3.38%, 02/21/2050 160 111
4.20%, 03/01/2033 165 153
4.20%, 02/22/2052 200 159
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 258
4.88%, 03/01/2053 165 146
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 124
Biogen Inc
2.25%, 05/01/2030 115 94
5.20%, 09/15/2045 540 508
Gilead Sciences Inc
1.65%, 10/01/2030 165 131
2.60%, 10/01/2040 85 59
2.80%, 10/01/2050 165 106
2.95%, 03/01/2027 530 493
4.00%, 09/01/2036 300 264
4.60%, 09/01/2035 500 475
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 127
Royalty Pharma PLC
1.75%, 09/02/2027 310 262
2.20%, 09/02/2030 160 125
3.30%, 09/02/2040 160 111
$ 6,730
Building Materials - 0.13%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 32
2.72%, 02/15/2030 320 269
3.38%, 04/05/2040 300 228
3.58%, 04/05/2050 160 114
Johnson Controls International plc
4.50%, 02/15/2047 500 411
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 304
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 412
3.20%, 07/15/2051 190 129
Masco Corp
1.50%, 02/15/2028 190 157
4.50%, 05/15/2047 525 411
Owens Corning
4.40%, 01/30/2048 300 232
Vulcan Materials Co
3.50%, 06/01/2030 295 260
$ 2,981
Chemicals - 0.35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 582
2.80%, 05/15/2050 155 107
Albemarle Corp
5.45%, 12/01/2044 150 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Celanese US Holdings LLC
6.05%, 03/15/2025 $ 345 $ 344
6.17%, 07/15/2027 345 340
6.38%, 07/15/2032
(e)
345 328
Dow Chemical Co/The
2.10%, 11/15/2030 165 133
3.60%, 11/15/2050 165 118
4.38%, 11/15/2042 230 190
4.80%, 05/15/2049 300 253
5.25%, 11/15/2041 280 261
9.40%, 05/15/2039 30 40
DuPont de Nemours Inc
4.73%, 11/15/2028 475 468
5.32%, 11/15/2038 500 481
5.42%, 11/15/2048 245 233
Eastman Chemical Co
4.80%, 09/01/2042 100 84
Ecolab Inc
1.30%, 01/30/2031 85 65
1.65%, 02/01/2027 350 310
2.13%, 08/15/2050 85 47
2.75%, 08/18/2055 307 183
4.80%, 03/24/2030 160 158
EIDP Inc
1.70%, 07/15/2025 185 171
Linde Inc/CT
1.10%, 08/10/2030 165 126
LYB International Finance III LLC
1.25%, 10/01/2025 84 75
2.25%, 10/01/2030
(e)
165 131
3.63%, 04/01/2051 165 110
4.20%, 10/15/2049 125 93
LyondellBasell Industries NV
4.63%, 02/26/2055 20 16
5.75%, 04/15/2024 130 130
Nutrien Ltd
4.20%, 04/01/2029 600 564
4.90%, 06/01/2043 200 176
5.95%, 11/07/2025 155 158
PPG Industries Inc
1.20%, 03/15/2026 190 168
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 127
2.30%, 05/15/2030 160 132
2.95%, 08/15/2029 450 394
3.30%, 05/15/2050 160 109
3.80%, 08/15/2049 175 130
Westlake Corp
3.13%, 08/15/2051 190 117
3.60%, 08/15/2026 350 329
$ 8,117
Commercial Mortgage Backed Securities - 1.40%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,723
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,219
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 940
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
415 413
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 952
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 953
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 950

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 $ 647 $ 623
Fannie Mae-Aces
2.41%, 10/25/2026
(g)
784 725
2.53%, 09/25/2024 672 644
2.70%, 06/25/2025
(g)
1,360 1,292
2.76%, 02/25/2027
(g)
797 750
2.96%, 02/25/2027
(g)
900 846
2.99%, 12/25/2027
(g)
719 671
3.31%, 07/25/2028
(g)
2,025 1,928
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 991
3.06%, 07/25/2023
(g)
750 743
3.06%, 12/25/2024 500 484
3.31%, 05/25/2023
(g)
801 794
3.32%, 02/25/2023
(g)
669 667
3.41%, 12/25/2026 1,500 1,439
3.53%, 10/25/2023
(g)
1,050 1,038
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 296 291
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 945
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,799 1,717
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,411
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 967
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 854 811
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,306
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 921
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 337 334
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,515 1,441
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 51 51
$ 31,980
Commercial Services - 0.25%
American University/The
3.67%, 04/01/2049 125 96
Automatic Data Processing Inc
1.70%, 05/15/2028 195 169
3.38%, 09/15/2025 500 484
California Institute of Technology
4.32%, 08/01/2045 80 70
Global Payments Inc
1.20%, 03/01/2026 370 323
1.50%, 11/15/2024 195 181
2.65%, 02/15/2025 170 160
3.20%, 08/15/2029 170 144
4.15%, 08/15/2049 85 60
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 237
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 180
4.68%, 07/01/2114 250 213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Moody's Corp
4.25%, 08/08/2032 $ 175 $ 164
5.25%, 07/15/2044 500 481
PayPal Holdings Inc
1.65%, 06/01/2025 160 149
2.30%, 06/01/2030 160 131
2.40%, 10/01/2024 160 153
2.85%, 10/01/2029 160 139
3.90%, 06/01/2027
(e)
185 178
4.40%, 06/01/2032 185 174
S&P Global Inc
1.25%, 08/15/2030 165 127
2.45%, 03/01/2027
(h)
295 269
2.50%, 12/01/2029 120 103
3.25%, 12/01/2049 120 86
3.70%, 03/01/2052
(h)
295 228
University of Southern California
5.25%, 10/01/2111 30 29
Verisk Analytics Inc
4.00%, 06/15/2025 500 486
William Marsh Rice University
3.57%, 05/15/2045 500 408
$ 5,622
Computers - 0.65%
Apple Inc
0.55%, 08/20/2025 525 474
0.70%, 02/08/2026 350 311
1.13%, 05/11/2025 550 506
1.20%, 02/08/2028 345 292
1.25%, 08/20/2030 525 413
1.40%, 08/05/2028 190 161
1.65%, 05/11/2030 160 131
1.65%, 02/08/2031 175 141
1.70%, 08/05/2031 385 308
2.20%, 09/11/2029 165 143
2.38%, 02/08/2041 175 124
2.40%, 08/20/2050 525 327
2.65%, 05/11/2050 160 106
2.65%, 02/08/2051 175 115
2.70%, 08/05/2051 285 188
2.80%, 02/08/2061 175 111
2.90%, 09/12/2027 655 611
2.95%, 09/11/2049 165 117
3.20%, 05/13/2025 445 430
3.20%, 05/11/2027 320 303
3.25%, 08/08/2029 175 162
3.35%, 02/09/2027 535 512
3.35%, 08/08/2032 175 159
3.45%, 02/09/2045 30 24
3.75%, 09/12/2047 115 95
3.75%, 11/13/2047 150 123
3.85%, 05/04/2043 300 259
3.95%, 08/08/2052 175 149
4.65%, 02/23/2046 1,235 1,169
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(h)
200 134
3.45%, 12/15/2051
(h)
400 245
6.02%, 06/15/2026 1,000 1,020
8.10%, 07/15/2036 138 155
8.35%, 07/15/2046 83 95
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 444
4.90%, 10/15/2025 300 297
6.20%, 10/15/2035 80 82
6.35%, 10/15/2045 195 194

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc
1.45%, 06/17/2026 $ 190 $ 166
2.20%, 06/17/2025 240 224
3.00%, 06/17/2027 240 219
4.75%, 01/15/2028 175 170
6.00%, 09/15/2041 154 148
International Business Machines Corp
2.20%, 02/09/2027 100 90
3.30%, 05/15/2026 1,050 999
3.50%, 05/15/2029 470 432
4.00%, 07/27/2025 165 162
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 198
4.25%, 05/15/2049 340 280
4.40%, 07/27/2032
(e)
165 157
4.70%, 02/19/2046 185 164
5.60%, 11/30/2039 92 93
5.88%, 11/29/2032 200 213
6.22%, 08/01/2027 351 371
NetApp Inc
2.38%, 06/22/2027 160 142
$ 14,887
Consumer Products - 0.05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 280
3.95%, 08/01/2047 300 234
Clorox Co/The
1.80%, 05/15/2030 160 127
Kimberly-Clark Corp
2.75%, 02/15/2026 400 377
2.88%, 02/07/2050 160 110
$ 1,128
Cosmetics & Personal Care - 0.20%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 169
3.25%, 08/15/2032 175 158
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 137
2.00%, 12/01/2024 240 228
2.38%, 12/01/2029 240 206
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 250 238
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 475 442
3.63%, 03/24/2032 370 325
4.00%, 03/24/2052 250 195
Procter & Gamble Co/The
0.55%, 10/29/2025 240 215
1.20%, 10/29/2030 340 267
1.90%, 02/01/2027 115 104
2.30%, 02/01/2032 115 97
2.80%, 03/25/2027 660 618
3.55%, 03/25/2040 160 138
Unilever Capital Corp
1.38%, 09/14/2030 170 133
2.13%, 09/06/2029 115 97
2.60%, 05/05/2024 510 494
5.90%, 11/15/2032 230 247
$ 4,508
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 227
Diversified Financial Services - 0.98%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 1,440 1,328
1.75%, 10/29/2024 380 349
1.75%, 01/30/2026 170 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust   (continued)
2.45%, 10/29/2026 $ 225 $ 197
2.88%, 08/14/2024 1,035 980
3.00%, 10/29/2028 245 205
3.30%, 01/30/2032 380 297
3.40%, 10/29/2033 275 209
3.88%, 01/23/2028 300 270
Air Lease Corp
1.88%, 08/15/2026 200 174
2.10%, 09/01/2028 385 314
2.30%, 02/01/2025 265 247
2.88%, 01/15/2026 385 356
2.88%, 01/15/2032 200 159
3.25%, 03/01/2025 500 474
3.25%, 10/01/2029 95 81
Ally Financial Inc
2.20%, 11/02/2028 190 148
4.75%, 06/09/2027 160 150
8.00%, 11/01/2031 540 557
American Express Co
1.65%, 11/04/2026 1,350 1,196
2.25%, 03/04/2025 195 184
3.30%, 05/03/2027 30 28
3.38%, 05/03/2024 130 127
4.05%, 05/03/2029 75 71
4.05%, 12/03/2042 25 21
BlackRock Inc
2.10%, 02/25/2032 150 121
2.40%, 04/30/2030 125 107
3.50%, 03/18/2024 500 492
Brookfield Finance Inc
2.72%, 04/15/2031 190 152
3.50%, 03/30/2051 165 105
3.90%, 01/25/2028 400 367
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 101
Capital One Financial Corp
1.88%, 11/02/2027
(d)
125 109
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(d)
190 137
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 399
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 942
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(d)
255 247
Secured Overnight Financing Rate + 2.06%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 279
1.15%, 05/13/2026 195 173
1.65%, 03/11/2031 315 245
1.95%, 12/01/2031 195 153
2.00%, 03/20/2028 385 338
3.45%, 02/13/2026 250 242
CME Group Inc
3.00%, 03/15/2025 530 512
5.30%, 09/15/2043 200 207
Credit Suisse USA Inc
7.13%, 07/15/2032 300 303
Discover Financial Services
4.10%, 02/09/2027 500 471
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 95
2.10%, 06/15/2030 160 130
2.65%, 09/15/2040 165 115
3.00%, 09/15/2060 165 102
3.75%, 12/01/2025 50 49

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc   (continued)
4.00%, 09/15/2027 $ 365 $ 353
4.25%, 09/21/2048 150 127
4.60%, 03/15/2033 185 178
4.95%, 06/15/2052 335 310
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 126
4.15%, 01/23/2030 400 357
6.50%, 01/20/2043 200 195
Mastercard Inc
2.00%, 03/03/2025 210 199
2.00%, 11/18/2031 170 137
2.95%, 11/21/2026 500 471
2.95%, 03/15/2051 190 134
3.35%, 03/26/2030 80 73
3.85%, 03/26/2050 560 467
Nasdaq Inc
2.50%, 12/21/2040 185 120
Nomura Holdings Inc
1.85%, 07/16/2025 330 301
2.33%, 01/22/2027 385 337
2.68%, 07/16/2030 330 264
ORIX Corp
3.70%, 07/18/2027 300 280
Synchrony Financial
4.25%, 08/15/2024 800 782
4.50%, 07/23/2025 20 19
Visa Inc
1.10%, 02/15/2031 165 126
1.90%, 04/15/2027 475 428
2.00%, 08/15/2050 165 97
2.05%, 04/15/2030 155 131
2.70%, 04/15/2040 155 117
3.15%, 12/14/2025 600 578
3.65%, 09/15/2047 85 70
4.15%, 12/14/2035 215 203
4.30%, 12/14/2045 375 342
Western Union Co/The
6.20%, 11/17/2036 200 199
$ 22,520
Electric - 1.89%
AEP Texas Inc
2.10%, 07/01/2030 165 134
3.45%, 01/15/2050 55 39
3.45%, 05/15/2051 195 138
4.70%, 05/15/2032 65 62
5.25%, 05/15/2052 65 62
AEP Transmission Co LLC
2.75%, 08/15/2051 190 120
4.00%, 12/01/2046 400 314
4.50%, 06/15/2052 90 79
AES Corp/The
2.45%, 01/15/2031 180 143
Alabama Power Co
1.45%, 09/15/2030 160 125
3.13%, 07/15/2051 190 129
4.30%, 01/02/2046 400 332
Ameren Corp
1.75%, 03/15/2028 190 160
Ameren Illinois Co
1.55%, 11/15/2030 180 142
3.25%, 03/15/2050 80 57
3.85%, 09/01/2032 115 107
American Electric Power Co Inc
1.00%, 11/01/2025 45 40
2.30%, 03/01/2030 160 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Appalachian Power Co
3.30%, 06/01/2027 $ 200 $ 187
7.00%, 04/01/2038 120 134
Arizona Public Service Co
2.60%, 08/15/2029 270 225
2.65%, 09/15/2050 170 99
4.50%, 04/01/2042 77 63
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 154
4.55%, 06/01/2052 60 53
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 104
2.85%, 05/15/2051 180 118
3.80%, 07/15/2048 300 231
4.50%, 02/01/2045 325 283
4.60%, 05/01/2053
(h)
195 169
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 164
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 140
4.25%, 02/01/2049 300 261
4.85%, 10/01/2052 80 76
CenterPoint Energy Inc
1.45%, 06/01/2026 195 173
2.50%, 09/01/2024 90 86
2.95%, 03/01/2030 125 107
3.70%, 09/01/2049 90 67
CMS Energy Corp
3.75%, 12/01/2050
(d)
180 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 110
3.13%, 03/15/2051 190 131
4.00%, 03/01/2049 300 243
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 161
2.05%, 07/01/2031 190 153
3.20%, 03/15/2027 165 155
4.00%, 04/01/2048 500 417
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 159
3.00%, 12/01/2060 180 112
3.70%, 11/15/2059 80 58
3.88%, 06/15/2047 650 500
4.13%, 05/15/2049 300 244
4.20%, 03/15/2042 128 107
4.30%, 12/01/2056 230 184
5.85%, 03/15/2036 51 52
6.15%, 11/15/2052 155 166
6.75%, 04/01/2038 125 137
Constellation Energy Generation LLC
6.25%, 10/01/2039 349 356
Consumers Energy Co
2.50%, 05/01/2060 160 90
3.10%, 08/15/2050 245 170
4.20%, 09/01/2052 175 150
Delmarva Power & Light Co
4.15%, 05/15/2045 350 281
Dominion Energy Inc
1.45%, 04/15/2026 190 169
3.30%, 04/15/2041 190 141
3.38%, 04/01/2030 155 137
4.70%, 12/01/2044 300 255
4.90%, 08/01/2041 77 68
5.38%, 11/15/2032 105 104
5.95%, 06/15/2035 400 402

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 $ 77 $ 76
DTE Electric Co
1.90%, 04/01/2028 435 378
2.25%, 03/01/2030 160 134
2.63%, 03/01/2031 155 132
3.95%, 03/01/2049 250 205
DTE Energy Co
1.05%, 06/01/2025 85 77
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 315
4.00%, 09/30/2042 100 83
5.30%, 02/15/2040 362 358
Duke Energy Corp
0.90%, 09/15/2025 170 152
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 138
3.50%, 06/15/2051 190 132
3.75%, 09/01/2046 400 297
4.50%, 08/15/2032 175 164
5.00%, 08/15/2052 175 155
Duke Energy Florida LLC
1.75%, 06/15/2030 160 127
2.50%, 12/01/2029 330 282
3.40%, 10/01/2046 300 215
5.65%, 04/01/2040 25 25
5.95%, 11/15/2052 155 165
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 100
6.12%, 10/15/2035 77 78
6.45%, 04/01/2039 300 323
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 131
Duke Energy Progress LLC
2.50%, 08/15/2050 165 99
Emera US Finance LP
3.55%, 06/15/2026 25 23
4.75%, 06/15/2046 25 19
Entergy Arkansas LLC
2.65%, 06/15/2051 170 103
Entergy Corp
0.90%, 09/15/2025 580 517
1.90%, 06/15/2028 115 97
2.40%, 06/15/2031 190 151
Entergy Louisiana LLC
2.90%, 03/15/2051 90 58
3.10%, 06/15/2041 190 141
4.75%, 09/15/2052 105 94
Entergy Texas Inc
1.75%, 03/15/2031 165 129
4.00%, 03/30/2029 300 283
4.50%, 03/30/2039 300 260
Evergy Inc
2.45%, 09/15/2024 165 157
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 401
Evergy Metro Inc
2.25%, 06/01/2030 160 132
Eversource Energy
0.80%, 08/15/2025 165 148
1.65%, 08/15/2030 165 128
Exelon Corp
3.35%, 03/15/2032
(h)
195 169
4.45%, 04/15/2046 20 17
5.63%, 06/15/2035 300 304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
2.45%, 02/03/2032 $ 200 $ 167
2.88%, 12/04/2051 195 131
3.15%, 10/01/2049 90 65
3.70%, 12/01/2047 200 160
4.05%, 10/01/2044 350 296
5.69%, 03/01/2040 48 50
Georgia Power Co
2.20%, 09/15/2024 165 157
4.30%, 03/15/2042 228 196
4.70%, 05/15/2032 185 178
Gulf Power Co
3.30%, 05/30/2027 400 376
Hydro-Quebec
8.05%, 07/07/2024 102 107
Iberdrola International BV
6.75%, 07/15/2036 128 135
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
4.10%, 09/26/2028 300 286
Kentucky Utilities Co
3.30%, 06/01/2050 155 109
5.13%, 11/01/2040 250 237
MidAmerican Energy Co
3.15%, 04/15/2050 165 117
3.65%, 04/15/2029 300 280
4.25%, 07/15/2049 300 254
Mississippi Power Co
4.25%, 03/15/2042 100 81
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 147
1.00%, 06/15/2026 190 167
2.40%, 03/15/2030 105 87
3.05%, 04/25/2027 300 278
3.25%, 11/01/2025 500 477
4.15%, 12/15/2032 175 162
4.80%, 03/15/2028 115 114
Nevada Power Co
2.40%, 05/01/2030 200 168
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 166
2.25%, 06/01/2030 450 370
2.75%, 11/01/2029 115 99
4.20%, 06/20/2024 175 173
5.00%, 07/15/2032 175 172
5.65%, 05/01/2079
(d)
500 454
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 158
2.60%, 06/01/2051 160 101
2.90%, 03/01/2050 80 55
3.40%, 08/15/2042 100 78
5.35%, 11/01/2039 82 83
NorthWestern Corp
4.18%, 11/15/2044 300 243
NSTAR Electric Co
4.55%, 06/01/2052 185 166
4.95%, 09/15/2052 80 77
Ohio Power Co
1.63%, 01/15/2031 150 116
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 147
2.75%, 06/01/2024 300 290
3.10%, 09/15/2049 430 304
4.15%, 06/01/2032
(h)
185 175
4.55%, 09/15/2032
(h)
115 113
4.60%, 06/01/2052
(h)
185 169
5.25%, 09/30/2040 51 51

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
2.10%, 08/01/2027 $ 1,160 $ 991
2.50%, 02/01/2031 320 248
3.30%, 08/01/2040 160 108
3.50%, 08/01/2050 1,160 721
4.20%, 06/01/2041 190 141
4.95%, 06/08/2025 455 448
5.90%, 06/15/2032 150 146
PacifiCorp
2.90%, 06/15/2052 190 124
5.35%, 12/01/2053 155 153
6.25%, 10/15/2037 92 98
PECO Energy Co
2.80%, 06/15/2050 425 278
2.85%, 09/15/2051 175 115
4.38%, 08/15/2052 115 101
4.60%, 05/15/2052 55 49
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 54
3.95%, 06/01/2047 300 243
Progress Energy Inc
7.75%, 03/01/2031 136 154
Public Service Co of Colorado
1.88%, 06/15/2031 155 123
2.70%, 01/15/2051 495 319
3.70%, 06/15/2028 300 285
4.50%, 06/01/2052 60 54
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 92
2.45%, 01/15/2030 160 137
3.00%, 05/15/2027 400 374
3.15%, 01/01/2050 160 112
3.65%, 09/01/2042 200 159
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 296
Puget Sound Energy Inc
2.89%, 09/15/2051 170 109
3.25%, 09/15/2049 60 41
5.80%, 03/15/2040 351 352
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 134
3.32%, 04/15/2050 155 111
3.70%, 03/15/2052 195 153
Sempra Energy
3.40%, 02/01/2028 300 278
3.80%, 02/01/2038 300 246
4.00%, 02/01/2048 400 312
6.00%, 10/15/2039 112 113
Southern California Edison Co
2.25%, 06/01/2030 160 132
2.85%, 08/01/2029 125 109
3.45%, 02/01/2052 200 142
3.65%, 02/01/2050 315 230
4.00%, 04/01/2047 585 457
4.70%, 06/01/2027 365 357
5.50%, 03/15/2040 102 98
5.85%, 11/01/2027 155 160
5.95%, 02/01/2038 367 370
Southern Co/The
1.75%, 03/15/2028 190 160
3.25%, 07/01/2026 570 536
3.75%, 09/15/2051
(d)
435 351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(d)
170 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The   (continued)
5.70%, 10/15/2032 $ 60 $ 61
Southern Power Co
0.90%, 01/15/2026 40 35
5.25%, 07/15/2043 200 180
Southwestern Electric Power Co
4.10%, 09/15/2028 400 379
6.20%, 03/15/2040 51 52
Tampa Electric Co
3.45%, 03/15/2051 185 129
4.35%, 05/15/2044 200 166
Tucson Electric Power Co
1.50%, 08/01/2030 455 348
3.25%, 05/01/2051 195 128
Union Electric Co
2.15%, 03/15/2032 190 150
2.63%, 03/15/2051 165 104
3.50%, 04/15/2024 500 491
Virginia Electric and Power Co
2.30%, 11/15/2031 195 157
2.45%, 12/15/2050 90 53
2.88%, 07/15/2029 90 79
2.95%, 11/15/2051 380 250
3.75%, 05/15/2027 115 110
4.20%, 05/15/2045 600 488
6.00%, 05/15/2037 77 80
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 140
2.20%, 12/15/2028 200 169
5.00%, 09/27/2025 80 80
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 62
4.75%, 09/30/2032 120 118
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 125
Xcel Energy Inc
1.75%, 03/15/2027 280 245
2.60%, 12/01/2029 115 98
4.60%, 06/01/2032 110 105
$ 43,218
Electrical Components & Equipment - 0.03%
Emerson Electric Co
0.88%, 10/15/2026 550 476
2.20%, 12/21/2031 400 323
$ 799
Electronics - 0.09%
Agilent Technologies Inc
2.10%, 06/04/2030 160 129
2.30%, 03/12/2031 195 157
Fortive Corp
3.15%, 06/15/2026 535 500
Honeywell International Inc
1.10%, 03/01/2027 190 165
1.35%, 06/01/2025 75 69
1.75%, 09/01/2031 190 150
1.95%, 06/01/2030 310 256
2.50%, 11/01/2026 50 46
2.70%, 08/15/2029 85 76
2.80%, 06/01/2050
(e)
160 114
5.00%, 02/15/2033 155 158
Jabil Inc
1.70%, 04/15/2026 190 168
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,004

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.12%
Warnermedia Holdings Inc
3.43%, 03/15/2024
(h)
$ 390 $ 379
3.64%, 03/15/2025
(h)
395 376
3.76%, 03/15/2027
(h)
395 356
4.05%, 03/15/2029
(h)
390 337
4.28%, 03/15/2032
(h)
290 239
5.05%, 03/15/2042
(h)
395 302
5.14%, 03/15/2052
(h)
295 214
5.39%, 03/15/2062
(h)
635 463
$ 2,666
Environmental Control - 0.07%
Republic Services Inc
1.75%, 02/15/2032 90 69
2.30%, 03/01/2030 340 285
2.50%, 08/15/2024 215 206
Waste Connections Inc
2.20%, 01/15/2032 385 306
4.20%, 01/15/2033 345 320
Waste Management Inc
0.75%, 11/15/2025 90 81
2.00%, 06/01/2029 195 165
2.50%, 11/15/2050 180 112
4.15%, 04/15/2032
(e)
95 90
$ 1,634
Federal & Federally Sponsored Credit - 0.07%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 366
2.63%, 05/16/2024 365 355
4.25%, 09/26/2024 315 313
4.50%, 11/18/2024 460 459
$ 1,493
Finance - Mortgage Loan/Banker - 0.66%
Fannie Mae
0.50%, 06/17/2025 370 337
0.50%, 11/07/2025 360 324
0.75%, 10/08/2027 500 431
0.88%, 08/05/2030 680 540
2.13%, 04/24/2026 1,150 1,078
2.50%, 02/05/2024 500 488
2.63%, 09/06/2024 750 727
5.63%, 07/15/2037 200 223
6.63%, 11/15/2030 602 706
7.13%, 01/15/2030 199 236
7.25%, 05/15/2030 280 336
Federal Home Loan Banks
0.38%, 09/04/2025 470 423
2.50%, 02/13/2024 1,000 975
2.75%, 06/28/2024 710 690
3.25%, 11/16/2028 2,000 1,920
4.50%, 10/03/2024 1,195 1,194
5.50%, 07/15/2036 700 769
Freddie Mac
0.38%, 09/23/2025 3,160 2,844
6.25%, 07/15/2032 231 269
6.75%, 03/15/2031 577 681
$ 15,191
Food - 0.31%
Campbell Soup Co
3.95%, 03/15/2025 350 342
4.15%, 03/15/2028 160 153
Conagra Brands Inc
1.38%, 11/01/2027 125 104
4.85%, 11/01/2028 205 200
5.30%, 11/01/2038 120 113
5.40%, 11/01/2048 120 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
General Mills Inc
2.25%, 10/14/2031 $ 170 $ 137
4.00%, 04/17/2025 300 293
Hershey Co/The
1.70%, 06/01/2030 160 128
3.38%, 08/15/2046 350 262
J M Smucker Co/The
2.13%, 03/15/2032 195 151
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.13%, 02/01/2028
(h)
325 308
5.75%, 04/01/2033
(h)
325 310
6.50%, 12/01/2052
(h)
325 309
Kellogg Co
2.10%, 06/01/2030 160 130
3.25%, 04/01/2026 500 475
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 190 147
3.70%, 08/01/2027 300 284
3.95%, 01/15/2050 175 136
4.45%, 02/01/2047 55 46
5.15%, 08/01/2043 300 276
5.40%, 07/15/2040 25 24
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 166
1.85%, 02/15/2031 190 147
Mondelez International Inc
1.50%, 02/04/2031 105 81
2.63%, 03/17/2027 195 177
2.63%, 09/04/2050 625 388
Sysco Corp
2.40%, 02/15/2030 135 112
2.45%, 12/14/2031 115 92
4.50%, 04/01/2046 300 251
4.85%, 10/01/2045 250 220
5.38%, 09/21/2035 500 487
Tyson Foods Inc
4.55%, 06/02/2047 520 445
$ 7,035
Forest Products & Paper - 0.06%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 492
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
8.00%, 01/15/2024 228 235
International Paper Co
4.80%, 06/15/2044 223 192
Suzano Austria GmbH
2.50%, 09/15/2028 90 76
5.00%, 01/15/2030 300 281
$ 1,334
Gas - 0.12%
Atmos Energy Corp
1.50%, 01/15/2031 165 128
3.38%, 09/15/2049 165 120
4.13%, 10/15/2044 400 328
5.75%, 10/15/2052 105 110
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 130
4.40%, 07/01/2032 175 168
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 148
NiSource Inc
0.95%, 08/15/2025 330 297
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 134

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc   (continued)
5.00%, 06/15/2052 $ 355 $ 323
5.95%, 06/15/2041 402 406
Southern California Gas Co
2.55%, 02/01/2030 160 136
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 126
3.15%, 09/30/2051 195 126
Washington Gas Light Co
3.65%, 09/15/2049 95 69
$ 2,768
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 602
2.75%, 11/15/2050 175 107
$ 709
Healthcare - Products - 0.29%
Abbott Laboratories
1.15%, 01/30/2028 250 212
1.40%, 06/30/2030 330 262
3.75%, 11/30/2026 266 259
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 500 487
5.30%, 05/27/2040 200 203
Baxter International Inc
1.73%, 04/01/2031 175 133
1.92%, 02/01/2027 395 350
2.27%, 12/01/2028 195 166
Boston Scientific Corp
1.90%, 06/01/2025 160 149
2.65%, 06/01/2030 160 137
3.45%, 03/01/2024 263 258
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 59
Danaher Corp
2.60%, 10/01/2050 165 105
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 136
3.25%, 11/15/2039 155 124
GE HealthCare Technologies Inc
5.60%, 11/15/2025
(h)
155 156
5.65%, 11/15/2027
(h)
155 157
5.86%, 03/15/2030
(h)
155 159
5.91%, 11/22/2032
(h)
155 161
6.38%, 11/22/2052
(h)
155 165
Koninklijke Philips NV
5.00%, 03/15/2042 128 112
Medtronic Inc
4.38%, 03/15/2035 665 629
PerkinElmer Inc
0.85%, 09/15/2024 120 111
1.90%, 09/15/2028 155 128
Stryker Corp
3.50%, 03/15/2026 500 480
4.10%, 04/01/2043 200 164
4.63%, 03/15/2046 20 18
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 361
2.00%, 10/15/2031 190 154
2.60%, 10/01/2029 160 141
2.80%, 10/15/2041 250 184
4.80%, 11/21/2027 155 155
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 134
$ 6,664
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.62%
Aetna Inc
3.50%, 11/15/2024 $ 300 $ 291
4.13%, 11/15/2042 100 82
6.63%, 06/15/2036 105 112
6.75%, 12/15/2037 112 120
Ascension Health
3.95%, 11/15/2046 500 413
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 187
Centene Corp
4.63%, 12/15/2029 500 457
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 189
CommonSpirit Health
4.35%, 11/01/2042 200 169
Elevance Health Inc
1.50%, 03/15/2026 190 171
2.88%, 09/15/2029 120 105
3.13%, 05/15/2050 600 411
3.60%, 03/15/2051 190 142
3.65%, 12/01/2027 300 283
4.10%, 05/15/2032 170 158
4.38%, 12/01/2047 300 256
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 104
6.10%, 10/15/2052 150 160
HCA Inc
2.38%, 07/15/2031 190 148
3.38%, 03/15/2029
(h)
390 343
3.50%, 07/15/2051 190 122
4.38%, 03/15/2042
(h)
195 155
4.50%, 02/15/2027 800 771
5.25%, 06/15/2026 750 741
Humana Inc
1.35%, 02/03/2027 190 164
2.15%, 02/03/2032 190 148
3.13%, 08/15/2029 85 75
4.50%, 04/01/2025 160 158
4.95%, 10/01/2044 325 293
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 166
4.15%, 05/01/2047 470 398
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 293
2.95%, 12/01/2029 310 267
4.70%, 02/01/2045 115 99
Mass General Brigham Inc
3.19%, 07/01/2049 315 217
4.12%, 07/01/2055 300 237
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 167
4.20%, 07/01/2055 250 204
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 309
Quest Diagnostics Inc
2.95%, 06/30/2030 155 134
UnitedHealth Group Inc
0.55%, 05/15/2024 195 184
1.25%, 01/15/2026 160 145
2.00%, 05/15/2030 160 132
2.30%, 05/15/2031 195 162
2.38%, 08/15/2024 250 240
2.75%, 05/15/2040 160 116
2.88%, 08/15/2029 175 156
2.90%, 05/15/2050 160 108
3.05%, 05/15/2041 195 147
3.25%, 05/15/2051 120 86

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
3.45%, 01/15/2027 $ 440 $ 419
3.50%, 08/15/2039 200 163
3.70%, 05/15/2027
(e)
185 179
3.70%, 08/15/2049 350 277
4.20%, 05/15/2032 185 176
4.25%, 06/15/2048 165 143
4.45%, 12/15/2048 120 107
4.63%, 07/15/2035 30 29
4.75%, 07/15/2045 700 655
4.75%, 05/15/2052 185 171
5.25%, 02/15/2028 295 302
5.35%, 02/15/2033 295 304
5.88%, 02/15/2053 295 319
6.50%, 06/15/2037 77 86
$ 14,252
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 190 163
1.40%, 10/15/2027
(e)
165 138
$ 301
Insurance - 0.67%
Aflac Inc
1.13%, 03/15/2026 195 173
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 479
Allstate Corp/The
0.75%, 12/15/2025 160 142
1.45%, 12/15/2030 160 123
3.28%, 12/15/2026 500 475
5.55%, 05/09/2035 200 204
American International Group Inc
4.80%, 07/10/2045 50 45
Aon Corp
2.80%, 05/15/2030 160 136
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 200
2.85%, 05/28/2027 195 179
2.90%, 08/23/2051 195 124
5.00%, 09/12/2032 90 89
Arch Capital Finance LLC
5.03%, 12/15/2046 250 215
Arch Capital Group US Inc
5.14%, 11/01/2043 375 335
Athene Holding Ltd
4.13%, 01/12/2028 500 458
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 131
1.85%, 03/12/2030 80 67
2.30%, 03/15/2027 195 180
2.50%, 01/15/2051 190 119
2.85%, 10/15/2050 125 83
2.88%, 03/15/2032 195 169
4.20%, 08/15/2048 285 251
4.25%, 01/15/2049 400 356
4.30%, 05/15/2043 300 269
5.75%, 01/15/2040 115 125
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 335
4.50%, 02/11/2043 25 23
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 260
2.85%, 12/15/2051 100 66
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 22
6.70%, 05/15/2036 250 278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNA Financial Corp
2.05%, 08/15/2030 $ 165 $ 130
Corebridge Financial Inc
3.50%, 04/04/2025
(h)
200 192
3.85%, 04/05/2029
(h)
200 182
3.90%, 04/05/2032
(h)
200 175
Equitable Holdings Inc
4.35%, 04/20/2028 605 576
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 104
3.60%, 08/19/2049 170 122
4.30%, 04/15/2043 250 200
Lincoln National Corp
4.35%, 03/01/2048 55 41
7.00%, 06/15/2040 47 49
Loews Corp
4.13%, 05/15/2043 200 162
Manulife Financial Corp
5.38%, 03/04/2046 250 240
Markel Corp
3.45%, 05/07/2052 250 168
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 121
3.88%, 03/15/2024 500 493
4.38%, 03/15/2029 50 48
4.90%, 03/15/2049 400 368
6.25%, 11/01/2052 150 166
MetLife Inc
3.00%, 03/01/2025 300 288
3.60%, 04/10/2024 250 245
4.05%, 03/01/2045 400 334
4.60%, 05/13/2046 225 202
4.88%, 11/13/2043 20 19
5.70%, 06/15/2035 164 172
6.40%, 12/15/2066 288 279
Progressive Corp/The
3.20%, 03/26/2030 160 144
3.70%, 03/15/2052 165 127
4.35%, 04/25/2044 200 171
Prudential Financial Inc
2.10%, 03/10/2030 160 133
3.70%, 10/01/2050
(d)
165 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 481
3.91%, 12/07/2047 177 141
5.20%, 03/15/2044
(d)
350 333
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(d)
400 382
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 184
4.00%, 05/30/2047 400 323
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 57
Trinity Acquisition PLC
4.40%, 03/15/2026 500 485
W R Berkley Corp
4.00%, 05/12/2050 85 64
Willis North America Inc
2.95%, 09/15/2029 55 46
3.60%, 05/15/2024 300 292
3.88%, 09/15/2049 165 117
XLIT Ltd
5.25%, 12/15/2043 400 390
$ 15,275

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.52%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(e)
$ 200 $ 159
3.15%, 02/09/2051 300 186
3.40%, 12/06/2027 325 299
3.60%, 11/28/2024 300 290
4.20%, 12/06/2047 575 439
4.40%, 12/06/2057 305 233
Alphabet Inc
0.80%, 08/15/2027 330 283
1.10%, 08/15/2030 165 129
1.90%, 08/15/2040 165 109
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 96
2.25%, 08/15/2060 165 93
3.38%, 02/25/2024 530 530
Amazon.com Inc
0.45%, 05/12/2024 365 344
1.20%, 06/03/2027 465 403
1.50%, 06/03/2030 465 374
1.65%, 05/12/2028 560 481
2.10%, 05/12/2031 365 298
2.88%, 05/12/2041 365 272
3.00%, 04/13/2025 300 289
3.10%, 05/12/2051 365 260
3.15%, 08/22/2027 490 460
3.25%, 05/12/2061 385 264
3.30%, 04/13/2027 380 361
3.60%, 04/13/2032 380 348
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 301
3.95%, 04/13/2052 190 157
4.05%, 08/22/2047 30 26
4.60%, 12/01/2025 280 279
4.65%, 12/01/2029 280 278
4.70%, 12/01/2032 280 277
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 236
Baidu Inc
1.72%, 04/09/2026 200 178
2.38%, 10/09/2030 200 160
3.08%, 04/07/2025
(e)
200 188
4.13%, 06/30/2025
(e)
500 479
eBay Inc
1.90%, 03/11/2025 160 150
2.60%, 05/10/2031
(e)
195 160
3.45%, 08/01/2024 605 588
4.00%, 07/15/2042 100 79
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 195 157
Meta Platforms Inc
3.50%, 08/15/2027 345 322
3.85%, 08/15/2032 345 304
4.45%, 08/15/2052 300 238
$ 11,794
Iron & Steel - 0.08%
Nucor Corp
2.00%, 06/01/2025 155 144
3.13%, 04/01/2032 195 165
4.30%, 05/23/2027 185 180
Steel Dynamics Inc
1.65%, 10/15/2027 85 71
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 500 475
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
6.25%, 08/10/2026 $ 400 $ 414
6.88%, 11/21/2036 317 335
8.25%, 01/17/2034 38 45
$ 1,867
Lodging - 0.02%
Marriott International Inc/MD
2.85%, 04/15/2031 195 158
5.00%, 10/15/2027 300 296
$ 454
Machinery - Construction & Mining - 0.10%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 195 184
0.80%, 11/13/2025 180 161
0.95%, 01/10/2024 200 193
1.10%, 09/14/2027 335 286
1.15%, 09/14/2026 195 172
3.40%, 05/13/2025 365 355
3.65%, 08/12/2025 175 171
4.90%, 01/17/2025 155 155
Caterpillar Inc
2.60%, 04/09/2030 150 130
3.25%, 09/19/2049 160 121
3.40%, 05/15/2024 30 29
3.80%, 08/15/2042 105 89
6.05%, 08/15/2036 132 144
$ 2,190
Machinery - Diversified - 0.14%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 176
1.88%, 01/15/2026 165 150
Deere & Co
2.88%, 09/07/2049 165 118
3.10%, 04/15/2030 160 143
3.90%, 06/09/2042 30 26
5.38%, 10/16/2029 100 104
Dover Corp
5.38%, 03/01/2041 77 74
John Deere Capital Corp
0.70%, 01/15/2026 155 138
1.05%, 06/17/2026 190 169
1.50%, 03/06/2028 190 162
2.00%, 06/17/2031 195 157
2.05%, 01/09/2025 160 152
2.35%, 03/08/2027 195 177
2.80%, 07/18/2029 185 165
3.40%, 06/06/2025 175 170
4.15%, 09/15/2027 205 201
4.35%, 09/15/2032 120 116
4.55%, 10/11/2024 120 120
Otis Worldwide Corp
2.06%, 04/05/2025 160 150
2.57%, 02/15/2030 160 134
3.36%, 02/15/2050 160 112
Rockwell Automation Inc
1.75%, 08/15/2031 135 107
2.80%, 08/15/2061 190 113
$ 3,134
Media - 0.73%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 310
2.30%, 02/01/2032 145 107
2.80%, 04/01/2031 405 315
3.50%, 06/01/2041 380 248
3.70%, 04/01/2051 405 246
3.85%, 04/01/2061 145 84
3.90%, 06/01/2052 195 122

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
4.40%, 12/01/2061 $ 95 $ 61
4.80%, 03/01/2050 545 396
4.91%, 07/23/2025 900 882
5.75%, 04/01/2048 605 495
6.48%, 10/23/2045 435 392
Comcast Corp
1.50%, 02/15/2031 165 128
2.35%, 01/15/2027 60 55
2.45%, 08/15/2052
(e)
165 96
2.65%, 02/01/2030 125 108
2.65%, 08/15/2062 165 93
2.89%, 11/01/2051 1,447 929
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 191
3.38%, 08/15/2025 525 506
3.40%, 07/15/2046 20 15
3.45%, 02/01/2050 485 352
3.55%, 05/01/2028 125 117
3.70%, 04/15/2024 1,050 1,034
3.75%, 04/01/2040 860 709
3.90%, 03/01/2038 150 129
4.00%, 08/15/2047 30 24
4.00%, 03/01/2048 400 321
4.00%, 11/01/2049 20 16
4.15%, 10/15/2028 500 480
4.25%, 01/15/2033 120 113
5.25%, 11/07/2025 70 71
5.50%, 11/15/2032 120 125
5.65%, 06/15/2035 20 21
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 148
3.95%, 06/15/2025 250 238
3.95%, 03/20/2028 250 222
4.00%, 09/15/2055 301 181
Fox Corp
3.05%, 04/07/2025 40 38
5.48%, 01/25/2039 200 182
5.58%, 01/25/2049 500 446
Grupo Televisa SAB
4.63%, 01/30/2026 500 485
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.00%, 01/15/2026 300 288
4.20%, 05/19/2032 200 164
4.38%, 03/15/2043 435 300
4.85%, 07/01/2042 200 148
6.88%, 04/30/2036 181 176
7.88%, 07/30/2030 178 190
Thomson Reuters Corp
5.85%, 04/15/2040 25 24
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 106
Time Warner Cable LLC
5.50%, 09/01/2041 340 282
5.88%, 11/15/2040 20 17
6.55%, 05/01/2037 176 168
6.75%, 06/15/2039 77 73
7.30%, 07/01/2038 300 298
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 81
7.00%, 03/01/2032 51 58
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
1.75%, 01/13/2026 $ 315 $ 288
2.00%, 09/01/2029 245 205
2.20%, 01/13/2028
(e)
460 409
2.65%, 01/13/2031 395 337
2.75%, 09/01/2049 325 215
3.35%, 03/24/2025 120 116
3.50%, 05/13/2040 160 129
3.60%, 01/13/2051 160 122
3.70%, 03/23/2027 120 115
4.63%, 03/23/2040 240 224
4.75%, 11/15/2046 230 209
4.95%, 10/15/2045 350 328
6.20%, 12/15/2034 154 167
6.40%, 12/15/2035 98 107
$ 16,630
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 25 24
4.38%, 06/15/2045 250 218
$ 242
Mining - 0.15%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 359
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 92
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 434
5.00%, 09/30/2043 270 262
Newmont Corp
2.25%, 10/01/2030 610 490
2.60%, 07/15/2032 140 111
4.88%, 03/15/2042 20 18
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 82
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 116
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 306
Southern Copper Corp
5.88%, 04/23/2045 350 358
6.75%, 04/16/2040 258 288
Teck Resources Ltd
3.90%, 07/15/2030 695 622
$ 3,538
Miscellaneous Manufacturers - 0.17%
3M Co
2.00%, 02/14/2025
(e)
130 123
2.38%, 08/26/2029 500 424
Eaton Corp
3.10%, 09/15/2027 575 535
4.00%, 11/02/2032 100 92
4.15%, 03/15/2033 150 139
4.15%, 11/02/2042 50 43
Illinois Tool Works Inc
2.65%, 11/15/2026 500 464
3.50%, 03/01/2024 350 345
Parker-Hannifin Corp
4.25%, 09/15/2027 355 344
4.50%, 09/15/2029 355 340
Teledyne Technologies Inc
0.95%, 04/01/2024 190 180
2.25%, 04/01/2028 190 164
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 552
4.65%, 11/01/2044 300 253
$ 3,998

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.83%
BP Capital Markets America Inc
1.75%, 08/10/2030 $ 460 $ 367
2.72%, 01/12/2032 100 83
2.77%, 11/10/2050 425 271
2.94%, 06/04/2051 190 125
3.00%, 02/24/2050 160 107
3.00%, 03/17/2052 195 129
3.06%, 06/17/2041 385 285
3.54%, 04/06/2027 275 261
3.59%, 04/14/2027 30 29
BP Capital Markets PLC
3.28%, 09/19/2027 175 165
3.72%, 11/28/2028 40 38
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 617
4.95%, 06/01/2047 20 17
6.25%, 03/15/2038 250 247
Chevron Corp
1.55%, 05/11/2025 85 79
2.00%, 05/11/2027 160 144
2.24%, 05/11/2030 160 137
2.95%, 05/16/2026 355 337
3.08%, 05/11/2050 160 115
Chevron USA Inc
0.69%, 08/12/2025 330 298
1.02%, 08/12/2027 165 142
2.34%, 08/12/2050 165 102
3.25%, 10/15/2029 325 298
ConocoPhillips Co
2.40%, 03/07/2025 215 204
3.76%, 03/15/2042 402 333
3.80%, 03/15/2052 135 106
4.03%, 03/15/2062 169 133
4.30%, 11/15/2044 420 363
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 397
Diamondback Energy Inc
3.25%, 12/01/2026 155 144
EOG Resources Inc
4.15%, 01/15/2026 350 343
EQT Corp
5.68%, 10/01/2025 315 313
Equinor ASA
1.75%, 01/22/2026 160 146
2.65%, 01/15/2024 400 390
2.88%, 04/06/2025 145 139
3.00%, 04/06/2027 345 322
3.25%, 11/18/2049 450 327
3.63%, 04/06/2040 145 119
5.10%, 08/17/2040 263 258
Exxon Mobil Corp
2.02%, 08/16/2024 400 383
2.28%, 08/16/2026 500 463
2.44%, 08/16/2029 150 131
2.61%, 10/15/2030 305 266
2.99%, 03/19/2025 305 294
3.00%, 08/16/2039 150 115
3.10%, 08/16/2049 450 322
3.45%, 04/15/2051 405 305
4.23%, 03/19/2040 305 274
Hess Corp
5.60%, 02/15/2041 51 48
7.13%, 03/15/2033 221 239
7.30%, 08/15/2031 25 27
HF Sinclair Corp
5.88%, 04/01/2026 475 475
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp
6.60%, 10/01/2037 $ 223 $ 222
Marathon Petroleum Corp
3.63%, 09/15/2024 400 389
5.00%, 09/15/2054 200 167
5.13%, 12/15/2026 300 298
Phillips 66
1.30%, 02/15/2026 90 81
2.15%, 12/15/2030 410 328
3.85%, 04/09/2025 490 478
5.88%, 05/01/2042 128 131
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 169
1.90%, 08/15/2030 165 129
2.15%, 01/15/2031 190 150
Shell International Finance BV
2.00%, 11/07/2024 155 147
2.38%, 11/07/2029 155 134
2.50%, 09/12/2026 330 306
2.75%, 04/06/2030 400 351
2.88%, 11/26/2041 180 131
3.13%, 11/07/2049 155 109
3.25%, 04/06/2050 400 287
3.63%, 08/21/2042 100 80
4.00%, 05/10/2046 245 200
4.38%, 05/11/2045 490 428
4.55%, 08/12/2043 35 32
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 47
Suncor Energy Inc
3.75%, 03/04/2051 190 136
4.00%, 11/15/2047 90 68
6.50%, 06/15/2038 428 439
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 81
2.83%, 01/10/2030 85 75
2.99%, 06/29/2041 170 127
3.13%, 05/29/2050 510 360
3.39%, 06/29/2060 370 258
3.46%, 07/12/2049 85 64
Valero Energy Corp
2.80%, 12/01/2031 395 322
4.00%, 06/01/2052 195 147
6.63%, 06/15/2037 234 249
7.50%, 04/15/2032 15 17
$ 18,961
Oil & Gas Services - 0.06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 200 179
3.14%, 11/07/2029 155 137
3.34%, 12/15/2027 165 152
4.08%, 12/15/2047 170 133
Halliburton Co
3.80%, 11/15/2025 24 23
4.50%, 11/15/2041 51 43
4.85%, 11/15/2035 275 254
7.45%, 09/15/2039 10 11
NOV Inc
3.60%, 12/01/2029 155 136
3.95%, 12/01/2042 200 140
Schlumberger Investment SA
2.65%, 06/26/2030 165 142
$ 1,350

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 $ 365 $ 355
Packaging Corp of America
3.00%, 12/15/2029 310 265
3.05%, 10/01/2051 165 106
4.05%, 12/15/2049 155 118
WRKCo Inc
3.00%, 06/15/2033 80 64
$ 908
Pharmaceuticals - 1.45%
AbbVie Inc
2.60%, 11/21/2024 465 445
2.95%, 11/21/2026 310 288
3.20%, 05/14/2026 335 317
3.20%, 11/21/2029 775 699
3.80%, 03/15/2025 330 322
3.85%, 06/15/2024 245 241
4.05%, 11/21/2039 385 330
4.25%, 11/14/2028 220 212
4.25%, 11/21/2049 620 515
4.30%, 05/14/2036 170 153
4.40%, 11/06/2042 200 173
4.45%, 05/14/2046 280 241
4.50%, 05/14/2035 300 278
4.63%, 10/01/2042 100 89
4.70%, 05/14/2045 330 293
4.75%, 03/15/2045 235 211
4.88%, 11/14/2048 210 191
AmerisourceBergen Corp
3.40%, 05/15/2024 250 244
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 278
1.75%, 05/28/2028 195 167
2.25%, 05/28/2031 190 158
AstraZeneca PLC
0.70%, 04/08/2026 125 110
1.38%, 08/06/2030 165 130
2.13%, 08/06/2050 85 50
3.00%, 05/28/2051 155 109
3.38%, 11/16/2025 605 584
4.00%, 09/18/2042 125 108
4.38%, 11/16/2045 185 166
4.38%, 08/17/2048 90 80
6.45%, 09/15/2037 164 185
Becton Dickinson and Co
1.96%, 02/11/2031 190 150
2.82%, 05/20/2030 160 137
3.36%, 06/06/2024 10 10
3.70%, 06/06/2027 900 850
3.73%, 12/15/2024 54 53
4.67%, 06/06/2047 35 31
4.69%, 12/15/2044 196 175
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 162
1.13%, 11/13/2027 315 269
1.45%, 11/13/2030 180 142
2.55%, 11/13/2050 180 113
2.90%, 07/26/2024 389 378
2.95%, 03/15/2032 500 435
3.25%, 08/01/2042 300 229
3.40%, 07/26/2029 167 155
3.55%, 03/15/2042 500 406
3.70%, 03/15/2052 600 467
3.90%, 02/20/2028 185 178
4.13%, 06/15/2039 230 205
4.25%, 10/26/2049 430 370
4.35%, 11/15/2047 150 132
4.55%, 02/20/2048 144 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cardinal Health Inc
3.08%, 06/15/2024 $ 50 $ 49
3.41%, 06/15/2027 200 187
4.60%, 03/15/2043 100 82
Cigna Corp
0.61%, 03/15/2024 90 85
1.25%, 03/15/2026 370 330
2.40%, 03/15/2030 860 720
3.20%, 03/15/2040 160 121
3.40%, 03/15/2051 185 131
4.13%, 11/15/2025 270 264
4.38%, 10/15/2028 750 723
4.80%, 08/15/2038 400 371
4.80%, 07/15/2046 25 22
4.90%, 12/15/2048 360 324
6.13%, 11/15/2041 16 17
CVS Health Corp
1.30%, 08/21/2027 165 140
1.75%, 08/21/2030 165 130
1.88%, 02/28/2031 185 145
2.63%, 08/15/2024 420 403
2.70%, 08/21/2040 750 518
3.00%, 08/15/2026 375 350
3.25%, 08/15/2029 170 152
4.30%, 03/25/2028 219 212
4.78%, 03/25/2038 485 442
5.05%, 03/25/2048 980 880
5.13%, 07/20/2045 370 337
5.30%, 12/05/2043 25 23
Eli Lilly & Co
3.95%, 03/15/2049 400 355
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 586
3.88%, 05/15/2028 545 523
5.38%, 04/15/2034 500 513
Johnson & Johnson
0.55%, 09/01/2025 370 334
0.95%, 09/01/2027 370 319
2.10%, 09/01/2040 370 255
2.45%, 03/01/2026 30 28
3.50%, 01/15/2048 90 73
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 189
3.75%, 03/03/2047 30 25
4.95%, 05/15/2033 201 209
McKesson Corp
0.90%, 12/03/2025 185 164
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 223
Merck & Co Inc
0.75%, 02/24/2026 80 71
1.45%, 06/24/2030 365 291
1.70%, 06/10/2027 340 301
1.90%, 12/10/2028 190 163
2.15%, 12/10/2031 380 310
2.35%, 06/24/2040 285 198
2.75%, 02/10/2025 385 369
2.75%, 12/10/2051 235 157
3.60%, 09/15/2042 100 82
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 101
4.00%, 03/07/2049 170 145
4.15%, 05/18/2043 200 177
Novartis Capital Corp
1.75%, 02/14/2025 325 306
2.00%, 02/14/2027 325 296
2.20%, 08/14/2030 160 136
2.75%, 08/14/2050 160 111

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp   (continued)
3.00%, 11/20/2025 $ 500 $ 479
4.40%, 05/06/2044 350 325
Pfizer Inc
0.80%, 05/28/2025 445 408
1.70%, 05/28/2030 195 160
1.75%, 08/18/2031 155 124
2.55%, 05/28/2040 450 325
2.63%, 04/01/2030 160 141
2.70%, 05/28/2050 190 128
3.45%, 03/15/2029 210 198
4.00%, 03/15/2049 140 121
4.40%, 05/15/2044 30 28
5.60%, 09/15/2040 380 398
7.20%, 03/15/2039 176 213
Sanofi
3.63%, 06/19/2028 400 382
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 492
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 331
3.18%, 07/09/2050 405 273
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 556
5.25%, 06/15/2046 170 129
Viatris Inc
2.30%, 06/22/2027 120 103
2.70%, 06/22/2030 160 125
3.85%, 06/22/2040 120 80
4.00%, 06/22/2050 160 99
Wyeth LLC
5.95%, 04/01/2037 91 98
6.50%, 02/01/2034 144 161
Zoetis Inc
2.00%, 05/15/2030 350 284
3.00%, 05/15/2050 175 118
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 112
$ 33,132
Pipelines - 0.81%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 280
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 260
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 112
Enbridge Inc
1.60%, 10/04/2026 60 53
2.50%, 01/15/2025 155 147
2.50%, 08/01/2033 390 300
3.13%, 11/15/2029 155 135
3.40%, 08/01/2051 390 265
5.50%, 12/01/2046 30 28
Energy Transfer LP
2.90%, 05/15/2025 315 297
3.75%, 05/15/2030 160 141
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 161
5.00%, 05/15/2044 350 285
5.15%, 03/15/2045 400 331
5.25%, 04/15/2029 400 387
5.30%, 04/15/2047 15 12
5.35%, 05/15/2045 15 13
5.75%, 02/15/2033 155 152
6.13%, 12/15/2045 525 486
6.25%, 04/15/2049 500 465
6.50%, 02/01/2042 402 397
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/2030 $ 120 $ 102
3.30%, 02/15/2053 65 43
3.70%, 02/15/2026 375 361
3.70%, 01/31/2051 250 180
3.75%, 02/15/2025 500 486
3.90%, 02/15/2024 250 246
4.25%, 02/15/2048 155 124
4.85%, 08/15/2042 300 265
4.85%, 03/15/2044 430 379
4.90%, 05/15/2046 400 348
6.13%, 10/15/2039 123 126
6.45%, 09/01/2040 177 185
6.88%, 03/01/2033 15 16
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 165
5.00%, 03/01/2043 100 85
5.40%, 09/01/2044 400 359
6.38%, 03/01/2041 128 127
6.50%, 09/01/2039 112 113
6.95%, 01/15/2038 112 119
7.40%, 03/15/2031 177 191
Kinder Morgan Inc
1.75%, 11/15/2026 190 168
2.00%, 02/15/2031 310 240
3.25%, 08/01/2050 310 200
3.60%, 02/15/2051 155 107
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 13
5.55%, 06/01/2045 50 46
MPLX LP
1.75%, 03/01/2026 165 147
4.13%, 03/01/2027 425 401
4.25%, 12/01/2027 400 378
4.50%, 04/15/2038 220 185
4.70%, 04/15/2048 185 146
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 47
5.20%, 03/01/2047 330 280
5.20%, 12/01/2047 200 170
5.50%, 02/15/2049 170 149
ONEOK Inc
2.20%, 09/15/2025 160 147
2.75%, 09/01/2024 175 168
3.40%, 09/01/2029 100 86
4.45%, 09/01/2049 500 372
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 145
4.50%, 12/15/2026 300 288
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 353
5.63%, 03/01/2025 390 391
5.75%, 05/15/2024 300 300
5.88%, 06/30/2026 345 349
Spectra Energy Partners LP
5.95%, 09/25/2043 200 194
Targa Resources Corp
5.20%, 07/01/2027 355 348
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 109
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 155
4.25%, 05/15/2028 300 284
4.75%, 05/15/2038 300 267
4.88%, 05/15/2048 420 367
5.60%, 03/31/2034 300 294

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd   (continued)
6.10%, 06/01/2040 $ 25 $ 25
7.25%, 08/15/2038 51 56
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 882
3.50%, 10/15/2051 195 133
3.75%, 06/15/2027 400 377
3.90%, 01/15/2025 350 341
5.10%, 09/15/2045 180 157
5.30%, 08/15/2052 175 156
6.30%, 04/15/2040 343 350
$ 18,646
Private Equity - 0.01%
Brookfield Corp
4.00%, 01/15/2025 300 293
Regional Authority - 0.28%
Province of Alberta Canada
1.00%, 05/20/2025 555 511
1.30%, 07/22/2030 300 240
3.30%, 03/15/2028 570 539
Province of British Columbia Canada
0.90%, 07/20/2026 585 518
1.30%, 01/29/2031
(e)
185 147
6.50%, 01/15/2026 18 19
Province of Manitoba Canada
1.50%, 10/25/2028 190 161
3.05%, 05/14/2024 500 488
Province of Ontario Canada
0.63%, 01/21/2026
(e)
495 440
1.05%, 04/14/2026
(e)
380 340
1.13%, 10/07/2030 625 490
2.13%, 01/21/2032 420 349
3.10%, 05/19/2027 310 294
3.20%, 05/16/2024 250 244
Province of Quebec Canada
0.60%, 07/23/2025 650 589
1.35%, 05/28/2030 760 616
1.50%, 02/11/2025 295 277
7.50%, 09/15/2029 64 75
$ 6,337
REITs - 0.95%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 186
2.75%, 12/15/2029 80 68
2.95%, 03/15/2034 195 158
3.00%, 05/18/2051 190 120
3.38%, 08/15/2031 115 100
4.00%, 02/01/2050 85 64
4.90%, 12/15/2030 80 78
American Tower Corp
0.60%, 01/15/2024 360 343
1.30%, 09/15/2025 80 72
1.60%, 04/15/2026 190 169
1.88%, 10/15/2030 165 127
2.90%, 01/15/2030 160 136
2.95%, 01/15/2051 180 111
3.38%, 10/15/2026 500 467
3.65%, 03/15/2027 200 187
3.70%, 10/15/2049 165 117
AvalonBay Communities Inc
1.90%, 12/01/2028 200 167
2.05%, 01/15/2032 195 153
2.30%, 03/01/2030 160 133
5.00%, 02/15/2033 155 153
Boston Properties LP
2.55%, 04/01/2032 155 118
2.75%, 10/01/2026 550 495
2.90%, 03/15/2030 415 339
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Brixmor Operating Partnership LP
3.85%, 02/01/2025 $ 300 $ 288
Corporate Office Properties LP
2.75%, 04/15/2031 195 146
Crown Castle Inc
1.05%, 07/15/2026 380 328
1.35%, 07/15/2025 195 177
2.50%, 07/15/2031 190 153
2.90%, 04/01/2041 190 130
3.10%, 11/15/2029 150 131
3.20%, 09/01/2024 250 241
3.25%, 01/15/2051 370 241
3.30%, 07/01/2030 155 136
4.00%, 11/15/2049 110 83
CubeSmart LP
2.00%, 02/15/2031 125 94
2.25%, 12/15/2028 200 165
Digital Realty Trust LP
4.45%, 07/15/2028 250 237
5.55%, 01/15/2028 120 121
Equinix Inc
1.00%, 09/15/2025 165 148
1.25%, 07/15/2025 160 145
1.80%, 07/15/2027 160 137
2.50%, 05/15/2031 195 157
2.63%, 11/18/2024 155 148
3.20%, 11/18/2029 260 226
3.40%, 02/15/2052 195 133
ERP Operating LP
1.85%, 08/01/2031 385 299
2.50%, 02/15/2030 125 104
Essex Portfolio LP
1.70%, 03/01/2028 190 158
3.00%, 01/15/2030 170 144
4.00%, 03/01/2029 300 273
4.50%, 03/15/2048 300 237
Federal Realty Investment Trust
1.25%, 02/15/2026 170 150
4.50%, 12/01/2044 250 196
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 149
5.38%, 04/15/2026 300 294
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 129
Healthpeak Properties Inc
2.13%, 12/01/2028 165 138
3.00%, 01/15/2030 150 129
3.40%, 02/01/2025 19 18
6.75%, 02/01/2041 300 308
Kilroy Realty LP
2.50%, 11/15/2032 165 117
KRC Interim Corp
2.25%, 12/01/2031 195 150
2.70%, 10/01/2030 165 135
3.70%, 10/01/2049 330 225
4.60%, 02/01/2033 175 160
Life Storage LP
2.20%, 10/15/2030 85 66
2.40%, 10/15/2031 195 150
Mid-America Apartments LP
1.70%, 02/15/2031 125 97
4.00%, 11/15/2025 500 486
National Retail Properties Inc
4.80%, 10/15/2048 200 166
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 292
4.95%, 04/01/2024 750 739

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP
1.25%, 10/15/2030 $ 165 $ 125
1.75%, 07/01/2030 160 126
2.13%, 04/15/2027 145 130
2.25%, 04/15/2030 140 117
2.25%, 01/15/2032 195 155
2.88%, 11/15/2029 75 65
3.00%, 04/15/2050 110 74
3.88%, 09/15/2028 250 236
4.00%, 09/15/2028 400 380
4.63%, 01/15/2033 80 77
Public Storage
0.88%, 02/15/2026 145 128
1.85%, 05/01/2028 380 326
2.25%, 11/09/2031 200 160
Realty Income Corp
0.75%, 03/15/2026 430 374
2.20%, 06/15/2028 180 154
3.10%, 12/15/2029 375 327
3.25%, 01/15/2031 165 143
Simon Property Group LP
1.75%, 02/01/2028 190 162
2.00%, 09/13/2024 915 869
2.45%, 09/13/2029 140 117
2.65%, 02/01/2032 200 160
3.25%, 11/30/2026 500 468
3.25%, 09/13/2049 140 93
3.50%, 09/01/2025 165 158
4.25%, 11/30/2046 130 104
6.75%, 02/01/2040 25 27
Spirit Realty LP
2.10%, 03/15/2028 190 155
UDR Inc
2.10%, 08/01/2032 565 415
3.20%, 01/15/2030 165 143
Ventas Realty LP
3.00%, 01/15/2030 200 168
3.50%, 04/15/2024 300 292
5.70%, 09/30/2043 300 273
VICI Properties LP
4.38%, 05/15/2025 585 567
Welltower Inc
2.75%, 01/15/2032 195 152
3.63%, 03/15/2024 600 587
4.13%, 03/15/2029 300 275
Weyerhaeuser Co
7.38%, 03/15/2032 85 94
WP Carey Inc
2.40%, 02/01/2031 85 68
$ 21,779
Retail - 0.67%
AutoZone Inc
1.65%, 01/15/2031 165 128
3.75%, 06/01/2027 250 238
Costco Wholesale Corp
1.38%, 06/20/2027 155 136
1.60%, 04/20/2030 155 127
1.75%, 04/20/2032 155 122
2.75%, 05/18/2024 50 49
3.00%, 05/18/2027 150 141
Dollar General Corp
4.15%, 11/01/2025 500 489
Dollar Tree Inc
4.20%, 05/15/2028 185 177
Home Depot Inc/The
0.90%, 03/15/2028 190 157
1.88%, 09/15/2031 195 156
2.13%, 09/15/2026 250 229
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
2.38%, 03/15/2051 $ 190 $ 113
2.70%, 04/15/2025 195 187
2.75%, 09/15/2051 195 127
2.88%, 04/15/2027 195 182
2.95%, 06/15/2029 435 393
3.50%, 09/15/2056 305 227
3.90%, 06/15/2047 30 25
4.00%, 09/15/2025 325 321
4.20%, 04/01/2043 520 455
4.25%, 04/01/2046 340 294
4.40%, 03/15/2045 320 286
4.95%, 09/15/2052 160 154
5.95%, 04/01/2041 351 382
Lowe's Cos Inc
1.30%, 04/15/2028 165 137
1.70%, 10/15/2030 165 129
3.00%, 10/15/2050 50 32
3.10%, 05/03/2027 250 233
3.65%, 04/05/2029 250 231
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 173
4.00%, 04/15/2025 160 157
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 155
4.38%, 09/15/2045 500 411
4.40%, 09/08/2025 160 158
5.00%, 04/15/2033
(e)
160 156
5.00%, 04/15/2040 160 148
5.63%, 04/15/2053 160 153
McDonald's Corp
1.45%, 09/01/2025 160 147
2.13%, 03/01/2030 160 134
2.63%, 09/01/2029 415 364
3.38%, 05/26/2025 500 484
3.50%, 07/01/2027 325 308
3.63%, 09/01/2049 115 86
3.70%, 02/15/2042 128 102
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 8
4.88%, 12/09/2045 250 231
5.15%, 09/09/2052 325 312
6.30%, 10/15/2037 262 285
O'Reilly Automotive Inc
1.75%, 03/15/2031
(e)
85 66
4.35%, 06/01/2028 300 291
Starbucks Corp
2.00%, 03/12/2027 160 143
3.00%, 02/14/2032
(e)
135 115
3.55%, 08/15/2029 500 461
4.45%, 08/15/2049 300 255
Target Corp
1.95%, 01/15/2027
(e)
150 136
2.35%, 02/15/2030 320 272
2.50%, 04/15/2026 500 468
2.95%, 01/15/2052 175 120
4.50%, 09/15/2032 245 238
TJX Cos Inc/The
1.60%, 05/15/2031 130 101
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 141
Walmart Inc
1.05%, 09/17/2026 185 164
1.50%, 09/22/2028 185 158
1.80%, 09/22/2031 195 159
2.50%, 09/22/2041 195 142
2.65%, 09/22/2051
(e)
185 125
2.95%, 09/24/2049 245 178

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc   (continued)
3.90%, 09/09/2025 $ 160 $ 158
3.95%, 06/28/2038 185 169
4.15%, 09/09/2032 660 643
4.50%, 09/09/2052 660 628
$ 15,437
Semiconductors - 0.64%
Analog Devices Inc
2.10%, 10/01/2031 135 109
2.80%, 10/01/2041 195 143
Applied Materials Inc
1.75%, 06/01/2030 160 130
3.30%, 04/01/2027 35 33
3.90%, 10/01/2025 500 489
4.35%, 04/01/2047 40 36
5.10%, 10/01/2035 250 253
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 861
Broadcom Inc
1.95%, 02/15/2028
(h)
150 127
2.60%, 02/15/2033
(h)
405 304
3.14%, 11/15/2035
(h)
640 471
3.19%, 11/15/2036
(h)
14 10
3.42%, 04/15/2033
(h)
460 369
3.47%, 04/15/2034
(h)
350 279
3.50%, 02/15/2041
(h)
200 142
3.75%, 02/15/2051
(h)
50 35
4.15%, 11/15/2030 271 243
4.30%, 11/15/2032 185 163
4.75%, 04/15/2029 730 695
Intel Corp
2.00%, 08/12/2031 190 150
2.45%, 11/15/2029 310 266
3.05%, 08/12/2051 190 123
3.15%, 05/11/2027 540 509
3.20%, 08/12/2061 190 119
3.25%, 11/15/2049 315 214
3.40%, 03/25/2025
(e)
160 156
3.73%, 12/08/2047 240 180
3.75%, 03/25/2027 160 154
3.75%, 08/05/2027 175 168
4.00%, 08/05/2029 705 671
4.00%, 12/15/2032 200 185
4.15%, 08/05/2032
(e)
175 164
4.25%, 12/15/2042 200 170
4.60%, 03/25/2040 160 146
4.80%, 10/01/2041 77 71
4.90%, 07/29/2045 25 23
KLA Corp
4.65%, 11/01/2024 145 145
4.95%, 07/15/2052 355 330
Lam Research Corp
1.90%, 06/15/2030 155 126
2.88%, 06/15/2050 235 157
Marvell Technology Inc
2.45%, 04/15/2028 380 322
4.88%, 06/22/2028 300 286
Micron Technology Inc
2.70%, 04/15/2032 290 217
4.19%, 02/15/2027 115 109
4.66%, 02/15/2030 115 104
NVIDIA Corp
0.58%, 06/14/2024 385 363
1.55%, 06/15/2028 190 162
2.00%, 06/15/2031 385 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 $ 385 $ 307
3.13%, 02/15/2042 195 132
3.15%, 05/01/2027 80 73
3.25%, 05/11/2041 195 136
4.40%, 06/01/2027 220 211
QUALCOMM Inc
1.30%, 05/20/2028 411 348
1.65%, 05/20/2032 340 262
3.25%, 05/20/2027 320 304
4.65%, 05/20/2035 115 112
4.80%, 05/20/2045 425 398
6.00%, 05/20/2053 155 165
Texas Instruments Inc
1.13%, 09/15/2026 195 172
1.38%, 03/12/2025 160 149
1.75%, 05/04/2030 245 201
1.90%, 09/15/2031 195 158
4.15%, 05/15/2048 205 181
TSMC Arizona Corp
3.88%, 04/22/2027 200 192
4.25%, 04/22/2032
(e)
200 193
$ 14,684
Software - 0.60%
Activision Blizzard Inc
1.35%, 09/15/2030 85 66
2.50%, 09/15/2050 790 485
Adobe Inc
1.90%, 02/01/2025 315 298
2.30%, 02/01/2030 160 136
Electronic Arts Inc
1.85%, 02/15/2031 190 149
Fidelity National Information Services Inc
0.60%, 03/01/2024 90 85
1.65%, 03/01/2028 180 149
3.10%, 03/01/2041 90 62
4.50%, 07/15/2025 130 128
5.10%, 07/15/2032 130 125
Fiserv Inc
3.50%, 07/01/2029 310 279
3.85%, 06/01/2025 300 291
Microsoft Corp
2.40%, 08/08/2026 55 51
2.53%, 06/01/2050 792 521
2.68%, 06/01/2060 1,209 767
3.13%, 11/03/2025 700 676
3.30%, 02/06/2027 200 193
3.45%, 08/08/2036 358 317
Oracle Corp
2.30%, 03/25/2028 385 334
2.50%, 04/01/2025 150 142
2.65%, 07/15/2026 700 643
2.80%, 04/01/2027 850 774
2.88%, 03/25/2031 385 319
2.95%, 04/01/2030 150 128
3.60%, 04/01/2040 150 110
3.60%, 04/01/2050 150 101
3.65%, 03/25/2041 385 284
3.80%, 11/15/2037 250 198
3.90%, 05/15/2035 600 502
3.95%, 03/25/2051 385 274
4.00%, 07/15/2046 780 568
4.10%, 03/25/2061 190 132
4.30%, 07/08/2034 1,015 892
4.38%, 05/15/2055 610 461
5.80%, 11/10/2025 235 240
6.15%, 11/09/2029 55 57
6.25%, 11/09/2032 115 120

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
6.90%, 11/09/2052 $ 115 $ 123
Roper Technologies Inc
1.00%, 09/15/2025 85 76
1.40%, 09/15/2027 165 140
2.35%, 09/15/2024 110 105
2.95%, 09/15/2029 95 83
Salesforce Inc
1.95%, 07/15/2031 190 152
2.70%, 07/15/2041 385 275
2.90%, 07/15/2051 385 252
ServiceNow Inc
1.40%, 09/01/2030 165 126
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 327
VMware Inc
1.40%, 08/15/2026 570 497
1.80%, 08/15/2028 285 233
2.20%, 08/15/2031 385 292
$ 13,738
Sovereign - 1.48%
Canada Government International Bond
0.75%, 05/19/2026 390 347
1.63%, 01/22/2025 865 818
2.88%, 04/28/2025 430 416
Chile Government International Bond
2.45%, 01/31/2031
(e)
535 444
2.55%, 01/27/2032
(e)
475 389
2.75%, 01/31/2027 200 184
3.10%, 05/07/2041 500 359
3.13%, 03/27/2025 250 243
3.50%, 04/15/2053 200 142
3.86%, 06/21/2047 300 234
4.00%, 01/31/2052 200 154
Export Development Canada
3.38%, 08/26/2025 250 243
Export-Import Bank of Korea
0.38%, 02/09/2024 200 190
1.25%, 01/18/2025 200 185
1.38%, 02/09/2031 200 152
2.13%, 01/18/2032 200 159
3.25%, 11/10/2025 500 477
3.25%, 08/12/2026 500 475
4.25%, 09/15/2027 200 196
4.50%, 09/15/2032 200 195
Indonesia Government International Bond
2.15%, 07/28/2031 400 331
2.85%, 02/14/2030 800 710
3.05%, 03/12/2051
(e)
400 287
3.50%, 01/11/2028 200 190
3.70%, 10/30/2049 200 154
4.15%, 09/20/2027 200 196
4.20%, 10/15/2050 500 413
4.65%, 09/20/2032 335 328
4.75%, 02/11/2029 200 201
Israel Government AID Bond
5.50%, 04/26/2024 125 126
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 336
4.50%, 01/30/2043 400 373
Japan Bank for International Cooperation
0.50%, 04/15/2024 200 189
1.25%, 01/21/2031 400 311
1.88%, 04/15/2031 200 163
2.00%, 10/17/2029 200 170
2.13%, 02/16/2029
(e)
400 347
2.25%, 11/04/2026 400 365
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Bank for International Cooperation
(continued)
2.38%, 04/20/2026 $ 300 $ 278
2.88%, 04/14/2025 400 384
3.00%, 05/29/2024 1,000 973
3.88%, 09/16/2025 300 293
Korea International Bond
1.00%, 09/16/2030 200 157
3.88%, 09/20/2048 500 433
Mexico Government International Bond
2.66%, 05/24/2031 400 323
3.25%, 04/16/2030
(e)
200 174
3.50%, 02/12/2034 600 480
3.75%, 01/11/2028 250 236
3.75%, 04/19/2071 400 248
3.77%, 05/24/2061 200 126
3.90%, 04/27/2025
(e)
600 591
4.13%, 01/21/2026 500 487
4.50%, 04/22/2029 300 286
4.50%, 01/31/2050 800 607
4.60%, 02/10/2048 700 540
4.75%, 03/08/2044 506 408
5.55%, 01/21/2045 300 269
6.05%, 01/11/2040 464 450
Panama Government International Bond
2.25%, 09/29/2032 200 148
3.30%, 01/19/2033
(e)
200 162
3.75%, 03/16/2025 800 773
3.87%, 07/23/2060 340 219
3.88%, 03/17/2028 500 470
4.30%, 04/29/2053 400 289
4.50%, 05/15/2047 200 154
4.50%, 04/16/2050 400 302
6.70%, 01/26/2036 224 233
Peruvian Government International Bond
1.86%, 12/01/2032 780 569
2.78%, 01/23/2031 145 120
2.78%, 12/01/2060 180 105
3.30%, 03/11/2041 340 247
3.55%, 03/10/2051
(e)
200 142
5.63%, 11/18/2050 528 521
6.55%, 03/14/2037 126 133
7.35%, 07/21/2025 180 189
8.75%, 11/21/2033 192 233
Philippine Government International Bond
2.46%, 05/05/2030 500 434
2.65%, 12/10/2045 400 268
2.95%, 05/05/2045 200 144
3.00%, 02/01/2028 300 279
3.20%, 07/06/2046 200 146
3.70%, 03/01/2041 200 163
3.70%, 02/02/2042 230 187
5.00%, 01/13/2037 300 290
6.38%, 10/23/2034 210 232
9.50%, 02/02/2030 400 508
10.63%, 03/16/2025 400 451
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 187
1.25%, 02/17/2026 400 347
2.38%, 10/17/2024 200 188
2.88%, 10/17/2029 200 166
3.88%, 05/06/2051 600 403
5.38%, 06/15/2033 420 407
State of Israel
2.50%, 01/15/2030 200 178
3.38%, 01/15/2050 400 307

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Svensk Exportkredit AB
0.38%, 03/11/2024 $ 200 $ 190
0.50%, 08/26/2025 835 751
3.63%, 09/03/2024 200 196
Tennessee Valley Authority
2.88%, 02/01/2027 250 237
3.50%, 12/15/2042 400 332
4.25%, 09/15/2065 200 174
4.63%, 09/15/2060 300 280
5.25%, 09/15/2039 251 261
5.38%, 04/01/2056 154 163
5.88%, 04/01/2036 300 329
6.75%, 11/01/2025 102 108
Uruguay Government International Bond
4.13%, 11/20/2045 100 92
4.38%, 10/27/2027 390 393
4.98%, 04/20/2055 210 201
5.10%, 06/18/2050 725 710
5.75%, 10/28/2034
(e)
150 162
$ 33,821
Supranational Bank - 1.43%
African Development Bank
0.88%, 03/23/2026 345 308
0.88%, 07/22/2026 385 341
Asian Development Bank
0.38%, 06/11/2024 385 362
0.38%, 09/03/2025 325 292
0.50%, 02/04/2026 400 356
1.00%, 04/14/2026 380 342
1.25%, 06/09/2028 100 86
1.50%, 01/20/2027 400 360
1.50%, 03/04/2031 195 160
1.75%, 09/19/2029 325 280
1.88%, 03/15/2029 390 341
2.13%, 03/19/2025 300 285
2.63%, 01/30/2024 1,500 1,465
2.75%, 01/19/2028 250 234
2.88%, 05/06/2025 340 328
3.13%, 08/20/2027 705 673
3.13%, 04/27/2032 340 314
3.88%, 09/28/2032 100 98
4.13%, 09/27/2024 315 312
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 56
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 900 869
3.38%, 06/29/2025 355 345
3.75%, 09/14/2027 325 316
Council Of Europe Development Bank
0.38%, 06/10/2024 385 361
1.38%, 02/27/2025 320 300
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 385 344
0.50%, 01/28/2026
(e)
380 338
1.63%, 09/27/2024 650 617
European Investment Bank
0.38%, 07/24/2024
(e)
475 445
0.38%, 12/15/2025 340 303
0.38%, 03/26/2026 480 424
0.63%, 10/21/2027 285 242
0.75%, 10/26/2026 190 167
1.25%, 02/14/2031
(e)
355 288
1.38%, 03/15/2027 400 358
1.63%, 03/14/2025 315 297
1.63%, 05/13/2031 395 330
1.75%, 03/15/2029
(e)
200 174
1.88%, 02/10/2025 600 569
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
2.25%, 06/24/2024 $ 500 $ 483
2.38%, 05/24/2027
(e)
300 279
2.63%, 03/15/2024 1,000 974
3.25%, 01/29/2024 850 836
3.25%, 11/15/2027
(e)
325 312
FMS Wertmanagement
2.75%, 01/30/2024 500 489
Inter-American Development Bank
0.50%, 09/23/2024 610 568
0.63%, 09/16/2027 340 288
0.88%, 04/20/2026 425 380
1.13%, 07/20/2028 385 327
1.13%, 01/13/2031 385 308
1.50%, 01/13/2027 400 360
1.75%, 03/14/2025 585 552
2.13%, 01/15/2025 500 477
2.38%, 07/07/2027 500 462
3.00%, 02/21/2024 250 245
3.13%, 09/18/2028 500 473
3.50%, 09/14/2029 320 307
4.38%, 01/24/2044 50 49
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 813
0.75%, 11/24/2027 365 310
0.75%, 08/26/2030 385 300
0.88%, 07/15/2026 580 516
1.25%, 02/10/2031 385 311
1.38%, 04/20/2028 930 808
1.63%, 01/15/2025 475 449
1.63%, 11/03/2031 385 315
1.75%, 10/23/2029 680 585
2.50%, 03/19/2024 800 778
2.50%, 11/25/2024 800 770
2.50%, 07/29/2025 850 811
2.50%, 03/29/2032 355 312
3.13%, 06/15/2027
(e)
645 616
3.63%, 09/21/2029 315 305
International Finance Corp
0.38%, 07/16/2025 1,080 977
3.63%, 09/15/2025 150 147
Nordic Investment Bank
0.38%, 09/11/2025 255 229
0.50%, 01/21/2026
(e)
400 359
2.25%, 05/21/2024 500 483
3.38%, 09/08/2027 325 314
$ 32,773
Telecommunications - 1.07%
America Movil SAB de CV
4.38%, 04/22/2049 250 213
6.13%, 03/30/2040 102 105
6.38%, 03/01/2035 200 212
AT&T Inc
0.90%, 03/25/2024 385 366
1.65%, 02/01/2028 330 279
1.70%, 03/25/2026 135 122
2.25%, 02/01/2032 240 188
2.30%, 06/01/2027 465 414
2.75%, 06/01/2031 310 257
2.95%, 07/15/2026
(e)
20 19
3.10%, 02/01/2043 240 166
3.50%, 06/01/2041 310 231
3.50%, 09/15/2053 904 610
3.55%, 09/15/2055 1,198 799
3.65%, 06/01/2051 755 532
3.65%, 09/15/2059 1,057 707
3.80%, 02/15/2027 40 38

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
4.10%, 02/15/2028 $ 81 $ 77
4.25%, 03/01/2027 230 224
4.30%, 12/15/2042 221 181
4.35%, 03/01/2029 500 475
4.35%, 06/15/2045 260 209
4.50%, 03/09/2048 490 399
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 137
British Telecommunications PLC
9.62%, 12/15/2030 577 691
Cisco Systems Inc
2.50%, 09/20/2026 580 540
5.50%, 01/15/2040 600 624
Corning Inc
4.38%, 11/15/2057 300 233
4.75%, 03/15/2042 102 91
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 756
Juniper Networks Inc
2.00%, 12/10/2030 185 141
Motorola Solutions Inc
4.00%, 09/01/2024 49 48
Orange SA
5.38%, 01/13/2042 102 99
Rogers Communications Inc
2.95%, 03/15/2025
(h)
195 186
3.20%, 03/15/2027
(h)
395 365
3.70%, 11/15/2049 225 152
3.80%, 03/15/2032
(h)
195 168
5.00%, 03/15/2044 500 428
Telefonica Emisiones SA
5.21%, 03/08/2047 530 426
7.05%, 06/20/2036 795 815
TELUS Corp
4.60%, 11/16/2048 300 254
T-Mobile USA Inc
1.50%, 02/15/2026 320 287
2.05%, 02/15/2028 320 275
2.25%, 11/15/2031 350 275
2.40%, 03/15/2029 310 262
2.55%, 02/15/2031 245 200
3.00%, 02/15/2041 170 120
3.30%, 02/15/2051 310 207
3.40%, 10/15/2052 260 175
3.50%, 04/15/2025 150 144
3.75%, 04/15/2027 295 278
3.88%, 04/15/2030 295 267
4.38%, 04/15/2040 150 128
4.50%, 04/15/2050 295 242
5.20%, 01/15/2033 555 550
5.65%, 01/15/2053 370 358
Verizon Communications Inc
1.45%, 03/20/2026 385 346
1.50%, 09/18/2030 450 350
1.68%, 10/30/2030 748 583
1.75%, 01/20/2031 360 279
2.10%, 03/22/2028 580 503
2.36%, 03/15/2032 180 143
2.55%, 03/21/2031 385 317
2.63%, 08/15/2026 25 23
2.65%, 11/20/2040 135 91
2.88%, 11/20/2050 360 226
2.99%, 10/30/2056 562 343
3.00%, 11/20/2060 80 48
3.38%, 02/15/2025 40 39
3.40%, 03/22/2041 385 289
3.55%, 03/22/2051 385 274
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.70%, 03/22/2061 $ 190 $ 132
3.85%, 11/01/2042 275 218
3.88%, 02/08/2029 400 375
4.13%, 03/16/2027 300 292
4.33%, 09/21/2028 500 481
4.40%, 11/01/2034 750 689
4.50%, 08/10/2033 360 337
4.81%, 03/15/2039 600 550
Vodafone Group PLC
4.25%, 09/17/2050 165 126
5.00%, 05/30/2038 250 230
5.25%, 05/30/2048 400 352
6.15%, 02/27/2037 201 204
$ 24,585
Toys, Games & Hobbies - 0.00%
Hasbro Inc
6.35%, 03/15/2040 25 24
Transportation - 0.56%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 278
3.30%, 09/15/2051 200 146
3.40%, 09/01/2024 230 224
3.55%, 02/15/2050 115 88
4.38%, 09/01/2042 545 486
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 89
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 341
Canadian National Railway Co
2.45%, 05/01/2050 65 40
3.20%, 08/02/2046 400 293
3.65%, 02/03/2048 75 60
3.85%, 08/05/2032 175 163
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 348
2.45%, 12/02/2031 190 157
3.00%, 12/02/2041 190 143
3.10%, 12/02/2051 190 128
4.80%, 09/15/2035 500 467
CSX Corp
2.40%, 02/15/2030 65 55
2.60%, 11/01/2026 300 276
3.25%, 06/01/2027 40 37
3.35%, 11/01/2025 250 240
3.35%, 09/15/2049 70 50
3.80%, 03/01/2028 100 95
3.80%, 11/01/2046 30 24
4.25%, 11/01/2066 400 314
4.30%, 03/01/2048 105 89
4.50%, 11/15/2052 155 135
4.75%, 05/30/2042 277 253
FedEx Corp
3.10%, 08/05/2029 550 485
3.88%, 08/01/2042 100 76
4.40%, 01/15/2047 405 323
4.55%, 04/01/2046 400 324
4.75%, 11/15/2045 525 443
Kansas City Southern/Old
4.70%, 05/01/2048 300 258
Norfolk Southern Corp
2.30%, 05/15/2031 195 160
2.55%, 11/01/2029 155 133
2.90%, 08/25/2051 190 123
3.85%, 01/15/2024 200 198
3.94%, 11/01/2047 398 319
4.15%, 02/28/2048 200 164
4.55%, 06/01/2053 70 61

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp   (continued)
4.84%, 10/01/2041 $ 100 $ 92
Ryder System Inc
2.50%, 09/01/2024 80 76
2.90%, 12/01/2026 150 137
4.30%, 06/15/2027 55 53
Union Pacific Corp
2.15%, 02/05/2027 230 208
2.38%, 05/20/2031 195 164
2.80%, 02/14/2032 185 160
2.89%, 04/06/2036 210 167
3.15%, 03/01/2024 400 392
3.20%, 05/20/2041 195 153
3.38%, 02/14/2042 190 151
3.80%, 10/01/2051 577 459
3.80%, 04/06/2071 175 129
3.84%, 03/20/2060 575 444
4.50%, 01/20/2033 160 156
4.95%, 09/09/2052 160 153
United Parcel Service Inc
2.50%, 09/01/2029 125 109
3.40%, 09/01/2049 770 595
3.90%, 04/01/2025 665 654
4.88%, 11/15/2040 25 24
5.20%, 04/01/2040 125 125
6.20%, 01/15/2038 23 25
$ 12,744
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031 380 280
Water - 0.06%
American Water Capital Corp
2.30%, 06/01/2031 195 160
3.25%, 06/01/2051 195 139
3.75%, 09/01/2047 180 140
4.15%, 06/01/2049 650 535
4.45%, 06/01/2032 110 105
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 151
5.30%, 05/01/2052 185 173
$ 1,409
TOTAL BONDS $ 685,402
MUNICIPAL BONDS - 0.57%
Principal
Amount (000's) Value (000's)
California - 0.18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 340
6.92%, 04/01/2040 120 140
California State University
2.98%, 11/01/2051 160 111
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 65
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 177
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 83
5.76%, 07/01/2029 50 52
6.76%, 07/01/2034 530 593
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 284
San Diego County Water Authority
6.14%, 05/01/2049 260 287
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 26
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California
3.50%, 04/01/2028 $ 165 $ 155
7.30%, 10/01/2039 375 456
7.35%, 11/01/2039 500 610
7.60%, 11/01/2040 180 231
7.63%, 03/01/2040 280 354
University of California
5.77%, 05/15/2043 200 210
$ 4,174
District of Columbia - 0.02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 390
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 146 156
7.06%, 04/01/2057 193 196
$ 352
Illinois - 0.06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 195 216
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 75
County of Cook IL
6.23%, 11/15/2034 102 110
State of Illinois
5.10%, 06/01/2033 1,000 960
7.35%, 07/01/2035 65 68
$ 1,429
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 112
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 29
New Jersey - 0.06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 754
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 191
6.56%, 12/15/2040 210 226
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 177
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 134
$ 1,482
New York - 0.09%
City of New York NY
5.52%, 10/01/2037 25 26
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 141
New York City Municipal Water Finance
Authority
5.72%, 06/15/2042 270 290
5.95%, 06/15/2042 125 138
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 257
New York State Dormitory Authority
5.60%, 03/15/2040 435 450

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Port Authority of New York & New Jersey
4.46%, 10/01/2062 $ 400 $ 347
4.96%, 08/01/2046 300 291
6.04%, 12/01/2029 50 53
$ 1,993
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 64 68
Ohio State University/The
4.91%, 06/01/2040 125 125
$ 193
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 501
Texas - 0.08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 144
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 48
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 76
Dallas County Hospital District
5.62%, 08/15/2044 83 88
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(i)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 307
State of Texas
4.68%, 04/01/2040 100 97
5.52%, 04/01/2039 405 428
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 637
$ 1,875
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 220 216
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
280 285
TOTAL MUNICIPAL BONDS $ 13,031
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.35%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.46%
2.00%, 08/01/2029 $ 174 $ 160
2.00%, 10/01/2031 44 40
2.00%, 03/01/2032 86 79
2.50%, 10/01/2027 46 44
2.50%, 03/01/2028 116 110
2.50%, 06/01/2028 71 68
2.50%, 06/01/2028 166 158
2.50%, 07/01/2028 116 111
2.50%, 10/01/2028 82 77
2.50%, 10/01/2028 56 53
2.50%, 10/01/2029 148 139
2.50%, 12/01/2029 175 164
2.50%, 09/01/2030 305 287
2.50%, 01/01/2031 333 312
2.50%, 01/01/2031 31 29
2.50%, 02/01/2031 36 34
2.50%, 03/01/2031 100 94
2.50%, 12/01/2031 112 105
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 12/01/2031 $ 124 $ 116
2.50%, 02/01/2032 145 136
2.50%, 03/01/2032 191 179
2.50%, 11/01/2032 368 344
2.50%, 02/01/2033 107 100
2.50%, 03/01/2033 73 68
2.50%, 03/01/2033 246 231
2.50%, 04/01/2033 116 107
2.50%, 05/01/2033 48 44
2.50%, 06/01/2033 77 71
2.50%, 11/01/2036 69 62
2.50%, 02/01/2043 89 77
2.50%, 03/01/2043 70 61
3.00%, 01/01/2027 41 40
3.00%, 03/01/2027 32 31
3.00%, 05/01/2027 35 34
3.00%, 10/01/2028 119 115
3.00%, 07/01/2029 153 147
3.00%, 08/01/2029 67 64
3.00%, 10/01/2029 40 38
3.00%, 11/01/2029 68 65
3.00%, 07/01/2030 153 147
3.00%, 09/01/2030 206 198
3.00%, 11/01/2030 36 34
3.00%, 11/01/2030 63 60
3.00%, 01/01/2031 71 68
3.00%, 04/01/2031 150 144
3.00%, 02/01/2032 33 31
3.00%, 05/01/2032 54 51
3.00%, 12/01/2032 240 229
3.00%, 12/01/2032 237 226
3.00%, 01/01/2033 324 309
3.00%, 02/01/2033 189 179
3.00%, 03/01/2033 117 112
3.00%, 04/01/2033 104 97
3.00%, 04/01/2033 82 77
3.00%, 06/01/2033 65 61
3.00%, 09/01/2033 89 83
3.00%, 09/01/2033 95 89
3.00%, 12/01/2034 23 22
3.00%, 01/01/2035 16 15
3.00%, 02/01/2035 23 22
3.00%, 05/01/2035 192 178
3.00%, 02/01/2036 44 41
3.00%, 09/01/2036 48 44
3.00%, 02/01/2037 57 53
3.00%, 05/01/2037 63 58
3.00%, 06/01/2037 64 60
3.00%, 07/01/2037 101 94
3.00%, 09/01/2037 21 20
3.00%, 01/01/2043 139 127
3.00%, 01/01/2043 149 136
3.00%, 02/01/2043 632 575
3.00%, 03/01/2043 365 332
3.00%, 04/01/2043 127 116
3.00%, 05/01/2043 124 113
3.00%, 06/01/2043 230 210
3.00%, 07/01/2043 233 213
3.00%, 07/01/2043 211 192
3.00%, 07/01/2043 401 365
3.00%, 07/01/2043 365 332
3.00%, 08/01/2043 49 44
3.00%, 08/01/2043 68 62
3.00%, 08/01/2043 122 111
3.00%, 08/01/2043 676 616
3.00%, 09/01/2043 254 231
3.00%, 09/01/2043 279 254
3.00%, 09/01/2043 121 110

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2043 $ 98 $ 90
3.00%, 10/01/2043 244 222
3.00%, 03/01/2045 210 190
3.00%, 04/01/2045 76 68
3.00%, 06/01/2045 275 248
3.00%, 07/01/2045 161 145
3.00%, 07/01/2045 221 200
3.00%, 08/01/2045 315 283
3.00%, 08/01/2045 101 91
3.00%, 08/01/2045 97 87
3.00%, 12/01/2045 433 389
3.00%, 03/01/2046 189 169
3.00%, 03/01/2046 18 16
3.00%, 04/01/2046 258 231
3.00%, 04/01/2046 24 21
3.00%, 05/01/2046 68 61
3.00%, 09/01/2046 309 277
3.00%, 10/01/2046 326 292
3.00%, 11/01/2046 536 479
3.00%, 11/01/2046 54 48
3.00%, 11/01/2046 318 285
3.00%, 11/01/2046 350 313
3.00%, 12/01/2046 395 354
3.00%, 12/01/2046 439 393
3.00%, 01/01/2047 601 538
3.00%, 03/01/2047 599 536
3.00%, 03/01/2048 218 194
3.50%, 10/01/2025 31 30
3.50%, 11/01/2025 36 36
3.50%, 12/01/2026 35 35
3.50%, 01/01/2029 63 61
3.50%, 01/01/2032 45 44
3.50%, 02/01/2032 28 27
3.50%, 03/01/2032 33 32
3.50%, 04/01/2032 34 33
3.50%, 08/01/2032 26 25
3.50%, 09/01/2033 92 89
3.50%, 01/01/2034 29 28
3.50%, 01/01/2035 62 60
3.50%, 02/01/2035 52 50
3.50%, 07/01/2035 88 84
3.50%, 09/01/2035 121 116
3.50%, 04/01/2037 34 33
3.50%, 06/01/2037 66 63
3.50%, 05/01/2041 38 35
3.50%, 02/01/2042 120 113
3.50%, 04/01/2042 42 39
3.50%, 06/01/2042 96 90
3.50%, 07/01/2042 109 102
3.50%, 07/01/2042 147 138
3.50%, 08/01/2042 65 60
3.50%, 08/01/2042 148 138
3.50%, 02/01/2044 216 201
3.50%, 06/01/2044 190 178
3.50%, 09/01/2044 107 100
3.50%, 02/01/2045 120 111
3.50%, 03/01/2045 172 160
3.50%, 06/01/2045 198 184
3.50%, 07/01/2045 325 303
3.50%, 09/01/2045 168 156
3.50%, 10/01/2045 191 177
3.50%, 11/01/2045 315 294
3.50%, 12/01/2045 225 209
3.50%, 12/01/2045 257 239
3.50%, 12/01/2045 31 28
3.50%, 01/01/2046 18 17
3.50%, 01/01/2046 89 83
3.50%, 03/01/2046 157 146
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 03/01/2046 $ 806 $ 750
3.50%, 04/01/2046 194 181
3.50%, 05/01/2046 208 195
3.50%, 06/01/2046 245 227
3.50%, 08/01/2046 171 160
3.50%, 04/01/2047 256 237
3.50%, 11/01/2047 287 267
3.50%, 11/01/2047 182 169
3.50%, 05/01/2048 33 30
3.50%, 06/01/2048 113 105
3.50%, 06/01/2048 335 311
3.50%, 09/01/2048 111 103
4.00%, 06/01/2025 17 17
4.00%, 07/01/2025 27 27
4.00%, 12/01/2030 14 14
4.00%, 08/01/2031 14 14
4.00%, 10/01/2031 22 21
4.00%, 11/01/2031 6 6
4.00%, 12/01/2031 11 11
4.00%, 11/01/2033 30 30
4.00%, 01/01/2034 55 53
4.00%, 07/01/2035 20 19
4.00%, 03/01/2037 85 82
4.00%, 05/01/2038 30 29
4.00%, 02/01/2041 74 71
4.00%, 06/01/2042 48 46
4.00%, 06/01/2042 54 52
4.00%, 08/01/2043 339 325
4.00%, 01/01/2044 61 59
4.00%, 02/01/2044 140 134
4.00%, 03/01/2044 54 52
4.00%, 04/01/2044 141 136
4.00%, 05/01/2044 37 35
4.00%, 07/01/2044 80 77
4.00%, 07/01/2044 72 69
4.00%, 10/01/2044 98 94
4.00%, 11/01/2044 224 215
4.00%, 12/01/2044 217 208
4.00%, 01/01/2045 60 57
4.00%, 02/01/2045 66 63
4.00%, 04/01/2045 70 67
4.00%, 05/01/2045 45 43
4.00%, 06/01/2045 85 82
4.00%, 07/01/2045 93 90
4.00%, 08/01/2045 304 292
4.00%, 08/01/2045 31 30
4.00%, 08/01/2045 34 33
4.00%, 09/01/2045 85 82
4.00%, 09/01/2045 328 315
4.00%, 10/01/2045 334 320
4.00%, 11/01/2045 213 205
4.00%, 12/01/2045 97 93
4.00%, 03/01/2047 251 242
4.00%, 08/01/2047 261 249
4.00%, 10/01/2047 191 181
4.00%, 12/01/2047 311 297
4.00%, 07/01/2048 172 164
4.00%, 08/01/2048 102 97
4.00%, 09/01/2048 260 248
4.50%, 08/01/2023 4 4
4.50%, 05/01/2024 8 8
4.50%, 02/01/2030 4 4
4.50%, 08/01/2030 4 4
4.50%, 05/01/2031 5 5
4.50%, 06/01/2031 33 33
4.50%, 06/01/2039 55 54
4.50%, 10/01/2039 39 39
4.50%, 10/01/2040 49 49

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 03/01/2041 $ 109 $ 108
4.50%, 03/01/2041 119 116
4.50%, 11/01/2041 120 119
4.50%, 09/01/2043 68 66
4.50%, 11/01/2043 31 31
4.50%, 11/01/2043 64 62
4.50%, 01/01/2044 57 56
4.50%, 01/01/2044 60 59
4.50%, 03/01/2044 60 59
4.50%, 05/01/2044 77 76
4.50%, 07/01/2044 38 38
4.50%, 09/01/2044 38 37
4.50%, 10/01/2045 89 88
4.50%, 02/01/2046 114 111
4.50%, 03/01/2047 32 31
4.50%, 03/01/2047 149 146
4.50%, 04/01/2047 33 33
4.50%, 06/01/2047 76 74
4.50%, 09/01/2047 80 79
4.50%, 11/01/2047 22 21
4.50%, 05/01/2048 63 62
4.50%, 07/01/2048 124 122
4.50%, 11/01/2048 69 68
4.50%, 01/01/2049 252 247
4.50%, 05/01/2049 650 637
5.00%, 09/01/2023 4 4
5.00%, 04/01/2024 3 3
5.00%, 01/01/2025 17 17
5.00%, 12/01/2027 13 13
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 46 46
5.00%, 06/01/2035 56 57
5.00%, 01/01/2038 94 95
5.00%, 11/01/2038 76 77
5.00%, 12/01/2038 85 86
5.00%, 09/01/2039 133 136
5.00%, 01/01/2040 76 77
5.00%, 05/01/2040 31 31
5.00%, 04/01/2041 54 54
5.00%, 06/01/2041 50 50
5.00%, 11/01/2041 63 63
5.00%, 11/01/2041 47 48
5.50%, 01/01/2028 25 25
5.50%, 04/01/2036 46 47
5.50%, 12/01/2036 52 54
5.50%, 12/01/2036 50 52
5.50%, 03/01/2039 78 81
5.50%, 04/01/2039 49 51
5.50%, 02/01/2040 72 75
5.50%, 06/01/2041 107 111
6.00%, 02/01/2027 3 3
$ 33,488
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20.34%
1.50%, 03/01/2036 4,718 4,087
1.50%, 05/01/2036 7,502 6,499
1.50%, 11/01/2036 3,641 3,153
1.50%, 11/01/2050 2,281 1,766
1.50%, 01/01/2051 10,276 7,948
1.50%, 06/01/2051 7,482 5,779
2.00%, 09/01/2028 52 48
2.00%, 05/01/2030 108 98
2.00%, 04/01/2032 71 65
2.00%, 02/01/2036 6,553 5,845
2.00%, 03/01/2036 2,972 2,651
2.00%, 04/01/2036 7,329 6,560
2.00%, 05/01/2036 3,727 3,325
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 06/01/2036 $ 1,097 $ 979
2.00%, 06/01/2036 3,353 2,991
2.00%, 04/01/2051 14,056 11,536
2.00%, 04/01/2051 8,496 7,013
2.00%, 04/01/2051 5,201 4,273
2.00%, 04/01/2051 8,648 7,097
2.00%, 04/01/2051 30,721 25,243
2.00%, 05/01/2051 17,779 14,592
2.00%, 06/01/2051 7,046 5,749
2.00%, 07/01/2051 7,929 6,469
2.00%, 09/01/2051 10,060 8,207
2.00%, 10/01/2051 6,981 5,690
2.00%, 10/01/2051 2,772 2,279
2.00%, 11/01/2051 7,419 6,085
2.00%, 12/01/2051 9,433 7,728
2.00%, 12/01/2051 12,101 9,914
2.00%, 01/01/2052 8,819 7,225
2.50%, 01/01/2028 54 51
2.50%, 07/01/2028 72 68
2.50%, 08/01/2028 38 36
2.50%, 08/01/2028 69 65
2.50%, 09/01/2028 81 77
2.50%, 07/01/2029 112 105
2.50%, 07/01/2029 48 46
2.50%, 07/01/2029 20 19
2.50%, 09/01/2029 91 85
2.50%, 12/01/2029 62 58
2.50%, 01/01/2030 73 69
2.50%, 04/01/2030 97 91
2.50%, 05/01/2030 200 188
2.50%, 06/01/2030 100 94
2.50%, 08/01/2030 53 50
2.50%, 08/01/2030 251 235
2.50%, 01/01/2031 84 79
2.50%, 01/01/2031 104 98
2.50%, 02/01/2031 141 132
2.50%, 02/01/2031 94 88
2.50%, 05/01/2031 56 52
2.50%, 06/01/2031 100 93
2.50%, 11/01/2031 1,029 962
2.50%, 12/01/2031 166 155
2.50%, 01/01/2032 200 187
2.50%, 01/01/2032 358 334
2.50%, 02/01/2032 250 233
2.50%, 03/01/2032 105 99
2.50%, 03/01/2032 58 54
2.50%, 11/01/2032 18 17
2.50%, 12/01/2032 53 49
2.50%, 01/01/2033 64 60
2.50%, 02/01/2033 245 229
2.50%, 04/01/2033 484 452
2.50%, 07/01/2033 43 39
2.50%, 10/01/2034 510 470
2.50%, 02/01/2035 1,454 1,339
2.50%, 06/01/2035 1,947 1,787
2.50%, 10/01/2036 19 17
2.50%, 10/01/2036 39 35
2.50%, 12/01/2036 84 75
2.50%, 07/01/2037 2,389 2,192
2.50%, 07/01/2040 1,660 1,460
2.50%, 01/01/2043 262 226
2.50%, 08/01/2043 90 77
2.50%, 10/01/2043 162 140
2.50%, 12/01/2046 62 54
2.50%, 07/01/2050 4,405 3,765
2.50%, 08/01/2050 2,292 1,965
2.50%, 09/01/2050 5,164 4,414

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 10/01/2050 $ 3,512 $ 2,995
2.50%, 02/01/2051 7,715 6,608
2.50%, 07/01/2051 2,119 1,799
2.50%, 07/01/2051 3,338 2,834
2.50%, 08/01/2051 3,771 3,202
2.50%, 09/01/2051 3,200 2,716
2.50%, 09/01/2051 3,547 3,035
2.50%, 09/01/2051 8,807 7,480
2.50%, 10/01/2051 6,666 5,658
2.50%, 11/01/2051 6,205 5,336
2.50%, 11/01/2051 7,194 6,153
2.50%, 02/01/2052 6,658 5,681
2.50%, 02/01/2052 5,022 4,260
2.50%, 02/01/2052 3,998 3,408
2.50%, 03/01/2052 7,046 6,017
2.50%, 03/01/2052 3,517 2,993
2.50%, 03/01/2052 6,267 5,336
2.50%, 04/01/2052 948 807
2.50%, 04/01/2052 3,687 3,149
2.50%, 04/01/2052 6,685 5,699
2.50%, 05/01/2052 2,904 2,474
3.00%, 11/01/2026 38 37
3.00%, 02/01/2027 67 64
3.00%, 04/01/2027 350 339
3.00%, 08/01/2027 49 47
3.00%, 10/01/2028 182 175
3.00%, 11/01/2028 61 59
3.00%, 02/01/2029 50 48
3.00%, 03/01/2029 87 83
3.00%, 03/01/2029 67 64
3.00%, 04/01/2029 71 68
3.00%, 05/01/2029 79 75
3.00%, 06/01/2029 52 50
3.00%, 08/01/2029 31 30
3.00%, 10/01/2029 52 50
3.00%, 10/01/2029 39 37
3.00%, 10/01/2029 37 35
3.00%, 11/01/2029 52 50
3.00%, 01/01/2030 192 185
3.00%, 01/01/2030 76 73
3.00%, 01/01/2030 206 198
3.00%, 03/01/2030 122 116
3.00%, 06/01/2030 92 88
3.00%, 06/01/2030 106 100
3.00%, 09/01/2030 145 139
3.00%, 09/01/2030 41 39
3.00%, 10/01/2030 117 112
3.00%, 02/01/2031 47 45
3.00%, 04/01/2032 538 515
3.00%, 05/01/2032 72 68
3.00%, 08/01/2032 108 102
3.00%, 01/01/2033 18 17
3.00%, 02/01/2033 273 259
3.00%, 02/01/2033 982 935
3.00%, 08/01/2033 329 308
3.00%, 05/01/2034 75 71
3.00%, 05/01/2034 53 49
3.00%, 08/01/2034 225 211
3.00%, 10/01/2034 24 22
3.00%, 11/01/2034 66 62
3.00%, 12/01/2034 835 784
3.00%, 02/01/2035 71 66
3.00%, 02/01/2035 68 63
3.00%, 03/01/2035 31 29
3.00%, 04/01/2035 31 29
3.00%, 06/01/2035 83 77
3.00%, 07/01/2035 30 28
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2035 $ 43 $ 40
3.00%, 07/01/2036 63 59
3.00%, 12/01/2036 101 94
3.00%, 12/01/2036 144 133
3.00%, 12/01/2036 213 197
3.00%, 02/01/2037 13 12
3.00%, 02/01/2037 89 83
3.00%, 04/01/2037 69 64
3.00%, 04/01/2037 43 40
3.00%, 07/01/2037 26 24
3.00%, 08/01/2037 40 37
3.00%, 09/01/2037 113 105
3.00%, 01/01/2038
(j)
2,000 1,873
3.00%, 06/01/2040 1,326 1,200
3.00%, 04/01/2042 77 70
3.00%, 09/01/2042 36 33
3.00%, 12/01/2042 93 85
3.00%, 02/01/2043 202 183
3.00%, 02/01/2043 263 240
3.00%, 02/01/2043 404 368
3.00%, 04/01/2043 106 96
3.00%, 04/01/2043 413 376
3.00%, 04/01/2043 206 188
3.00%, 04/01/2043 159 145
3.00%, 04/01/2043 116 106
3.00%, 04/01/2043 250 227
3.00%, 04/01/2043 146 133
3.00%, 04/01/2043 155 141
3.00%, 04/01/2043 221 201
3.00%, 05/01/2043 100 91
3.00%, 05/01/2043 19 17
3.00%, 05/01/2043 186 169
3.00%, 05/01/2043 163 148
3.00%, 06/01/2043 149 136
3.00%, 06/01/2043 341 310
3.00%, 06/01/2043 142 129
3.00%, 06/01/2043 368 335
3.00%, 06/01/2043 202 184
3.00%, 07/01/2043 56 51
3.00%, 07/01/2043 259 236
3.00%, 07/01/2043 112 102
3.00%, 08/01/2043 354 321
3.00%, 08/01/2043 72 65
3.00%, 08/01/2043 137 124
3.00%, 08/01/2043 26 23
3.00%, 08/01/2043 236 215
3.00%, 08/01/2043 47 43
3.00%, 09/01/2043 302 274
3.00%, 09/01/2043 159 144
3.00%, 10/01/2043 369 335
3.00%, 10/01/2043 33 30
3.00%, 11/01/2043 126 115
3.00%, 11/01/2043 68 62
3.00%, 11/01/2043 44 40
3.00%, 01/01/2044 64 58
3.00%, 01/01/2045 180 163
3.00%, 05/01/2045 251 226
3.00%, 09/01/2045 34 31
3.00%, 10/01/2045 153 138
3.00%, 11/01/2045 36 32
3.00%, 11/01/2045 79 71
3.00%, 12/01/2045 221 198
3.00%, 01/01/2046 147 132
3.00%, 02/01/2046 245 219
3.00%, 02/01/2046 35 31
3.00%, 02/01/2046 222 199
3.00%, 04/01/2046 47 42

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 41 $ 37
3.00%, 05/01/2046 144 130
3.00%, 05/01/2046 95 85
3.00%, 06/01/2046 82 74
3.00%, 08/01/2046 139 125
3.00%, 08/01/2046 166 148
3.00%, 09/01/2046 108 97
3.00%, 09/01/2046 72 65
3.00%, 10/01/2046 538 481
3.00%, 10/01/2046 68 61
3.00%, 11/01/2046 340 304
3.00%, 11/01/2046 235 210
3.00%, 11/01/2046 39 35
3.00%, 11/01/2046 51 45
3.00%, 11/01/2046 387 347
3.00%, 11/01/2046 267 239
3.00%, 12/01/2046 417 373
3.00%, 12/01/2046 741 665
3.00%, 01/01/2047 271 241
3.00%, 01/01/2047 412 368
3.00%, 02/01/2047 308 275
3.00%, 02/01/2047 80 71
3.00%, 05/01/2047 174 155
3.00%, 10/01/2048 22 20
3.00%, 09/01/2049 2,217 1,962
3.00%, 10/01/2049 5,503 4,884
3.00%, 11/01/2049 328 291
3.00%, 11/01/2049 1,682 1,494
3.00%, 11/01/2049 1,101 974
3.00%, 11/01/2049 636 563
3.00%, 12/01/2049 4,031 3,578
3.00%, 03/01/2050 3,632 3,207
3.00%, 03/01/2050 3,328 2,951
3.00%, 06/01/2050 3,036 2,679
3.00%, 07/01/2050 6,495 5,772
3.00%, 07/01/2050 1,321 1,164
3.00%, 10/01/2050 2,221 1,964
3.00%, 03/01/2052 6,516 5,745
3.50%, 10/01/2025 46 45
3.50%, 11/01/2025 28 27
3.50%, 11/01/2025 68 67
3.50%, 01/01/2026 40 39
3.50%, 03/01/2026 59 57
3.50%, 12/01/2026 59 57
3.50%, 02/01/2027 37 36
3.50%, 11/01/2028 69 68
3.50%, 12/01/2028 42 40
3.50%, 03/01/2029 64 62
3.50%, 01/01/2031 3 3
3.50%, 04/01/2031 7 6
3.50%, 02/01/2032 26 25
3.50%, 04/01/2032 28 27
3.50%, 05/01/2032 61 59
3.50%, 06/01/2032 127 123
3.50%, 07/01/2032 41 39
3.50%, 09/01/2032 60 58
3.50%, 12/01/2032 1,339 1,294
3.50%, 09/01/2033 33 31
3.50%, 09/01/2033 43 42
3.50%, 10/01/2033 163 157
3.50%, 10/01/2033 68 65
3.50%, 11/01/2033 72 69
3.50%, 01/01/2034 45 43
3.50%, 06/01/2034 75 72
3.50%, 08/01/2034 19 18
3.50%, 11/01/2034 47 45
3.50%, 02/01/2035 769 738
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2035 $ 95 $ 90
3.50%, 07/01/2036 105 101
3.50%, 02/01/2037 73 70
3.50%, 03/01/2037 84 81
3.50%, 05/01/2037 15 15
3.50%, 07/01/2037 32 31
3.50%, 10/01/2037 37 35
3.50%, 01/01/2038 100 95
3.50%, 01/01/2041 372 348
3.50%, 03/01/2041 500 467
3.50%, 10/01/2041 43 41
3.50%, 12/01/2041 145 136
3.50%, 12/01/2041 157 147
3.50%, 01/01/2042 53 50
3.50%, 03/01/2042 47 44
3.50%, 03/01/2042 138 129
3.50%, 03/01/2042 34 32
3.50%, 05/01/2042 260 243
3.50%, 05/01/2042 43 40
3.50%, 07/01/2042 63 59
3.50%, 07/01/2042 35 33
3.50%, 10/01/2042 293 274
3.50%, 04/01/2043 100 93
3.50%, 05/01/2043 247 231
3.50%, 05/01/2043 296 277
3.50%, 05/01/2043 89 83
3.50%, 06/01/2043 251 234
3.50%, 07/01/2043 107 100
3.50%, 07/01/2043 280 262
3.50%, 08/01/2043 63 59
3.50%, 08/01/2043 197 184
3.50%, 09/01/2043 72 68
3.50%, 12/01/2043 57 53
3.50%, 01/01/2044 831 777
3.50%, 02/01/2044 62 58
3.50%, 07/01/2044 398 372
3.50%, 10/01/2044 160 149
3.50%, 10/01/2044 58 54
3.50%, 11/01/2044 163 152
3.50%, 12/01/2044 173 161
3.50%, 12/01/2044 30 28
3.50%, 12/01/2044 123 114
3.50%, 01/01/2045 185 172
3.50%, 04/01/2045 164 152
3.50%, 05/01/2045 66 61
3.50%, 07/01/2045 32 29
3.50%, 07/01/2045 184 171
3.50%, 08/01/2045 181 169
3.50%, 08/01/2045 160 149
3.50%, 09/01/2045 198 184
3.50%, 09/01/2045 250 232
3.50%, 09/01/2045 81 76
3.50%, 11/01/2045 78 72
3.50%, 11/01/2045 140 130
3.50%, 12/01/2045 269 250
3.50%, 12/01/2045 184 171
3.50%, 12/01/2045 153 142
3.50%, 01/01/2046 229 212
3.50%, 01/01/2046 292 271
3.50%, 02/01/2046 123 114
3.50%, 02/01/2046 46 43
3.50%, 03/01/2046 193 179
3.50%, 03/01/2046 161 150
3.50%, 05/01/2046 195 181
3.50%, 06/01/2046 52 48
3.50%, 07/01/2046 171 159
3.50%, 09/01/2046 160 149

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2046 $ 350 $ 325
3.50%, 12/01/2046 192 178
3.50%, 01/01/2047 421 392
3.50%, 02/01/2047 311 289
3.50%, 03/01/2047 37 34
3.50%, 09/01/2047 90 84
3.50%, 11/01/2047 364 336
3.50%, 01/01/2048 358 331
3.50%, 02/01/2048 291 269
3.50%, 02/01/2048 31 29
3.50%, 03/01/2048 228 211
3.50%, 04/01/2048 145 134
3.50%, 10/01/2048 46 43
3.50%, 10/01/2048 29 26
3.50%, 04/01/2049 239 223
3.50%, 06/01/2049 443 408
3.50%, 06/01/2049 528 486
3.50%, 06/01/2049 481 443
3.50%, 07/01/2049 1,207 1,108
3.50%, 07/01/2049 1,410 1,300
3.50%, 07/01/2049 660 607
3.50%, 08/01/2049 648 595
3.50%, 09/01/2049 667 614
3.50%, 11/01/2049 1,181 1,089
3.50%, 11/01/2049 3,421 3,175
3.50%, 11/01/2049 1,244 1,144
3.50%, 05/01/2050 1,156 1,061
3.50%, 09/01/2050 1,837 1,716
3.50%, 05/01/2052 4,797 4,406
3.50%, 08/01/2052 3,997 3,663
3.50%, 01/01/2053
(j)
5,495 4,991
4.00%, 07/01/2025 35 34
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 5 5
4.00%, 12/01/2030 43 42
4.00%, 02/01/2031 15 14
4.00%, 03/01/2031 239 233
4.00%, 07/01/2031 10 9
4.00%, 10/01/2031 40 38
4.00%, 11/01/2031 9 9
4.00%, 12/01/2031 8 7
4.00%, 01/01/2032 12 11
4.00%, 09/01/2033 85 83
4.00%, 01/01/2036 78 75
4.00%, 02/01/2036 57 55
4.00%, 06/01/2036 48 46
4.00%, 01/01/2037 64 62
4.00%, 02/01/2037 139 134
4.00%, 07/01/2038 96 91
4.00%, 02/01/2039 27 26
4.00%, 10/01/2039 46 44
4.00%, 01/01/2041 156 150
4.00%, 02/01/2041 38 36
4.00%, 02/01/2041 101 97
4.00%, 09/01/2041 53 51
4.00%, 02/01/2043 53 51
4.00%, 12/01/2043 51 49
4.00%, 01/01/2044 167 160
4.00%, 06/01/2044 63 60
4.00%, 06/01/2044 130 124
4.00%, 07/01/2044 99 94
4.00%, 07/01/2044 88 85
4.00%, 09/01/2044 53 51
4.00%, 10/01/2044 149 141
4.00%, 10/01/2044 88 84
4.00%, 11/01/2044 106 101
4.00%, 12/01/2044 27 26
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 12/01/2044 $ 124 $ 119
4.00%, 01/01/2045 29 27
4.00%, 02/01/2045 124 119
4.00%, 02/01/2045 58 56
4.00%, 02/01/2045 125 119
4.00%, 07/01/2045 96 92
4.00%, 07/01/2045 73 70
4.00%, 09/01/2045 117 113
4.00%, 10/01/2045 109 104
4.00%, 10/01/2045 39 38
4.00%, 11/01/2045 48 46
4.00%, 11/01/2045 180 172
4.00%, 12/01/2045 48 46
4.00%, 12/01/2045 63 60
4.00%, 01/01/2046 199 190
4.00%, 02/01/2046 36 35
4.00%, 02/01/2046 178 170
4.00%, 03/01/2046 42 40
4.00%, 03/01/2046 60 58
4.00%, 04/01/2046 92 88
4.00%, 07/01/2046 163 156
4.00%, 04/01/2047 250 239
4.00%, 06/01/2047 180 172
4.00%, 08/01/2047 38 36
4.00%, 08/01/2047 266 254
4.00%, 08/01/2047 128 123
4.00%, 08/01/2047 213 204
4.00%, 09/01/2047 245 234
4.00%, 11/01/2047 474 454
4.00%, 01/01/2048 384 367
4.00%, 02/01/2048 175 166
4.00%, 03/01/2048 84 80
4.00%, 03/01/2048 3,385 3,253
4.00%, 05/01/2048 512 492
4.00%, 06/01/2048 139 132
4.00%, 06/01/2048 359 343
4.00%, 07/01/2048 103 98
4.00%, 08/01/2048 46 44
4.00%, 08/01/2048 49 47
4.00%, 09/01/2048 131 125
4.00%, 09/01/2048 202 193
4.00%, 01/01/2049 2,013 1,922
4.00%, 01/01/2049 1,123 1,071
4.00%, 03/01/2049 155 148
4.00%, 04/01/2049 280 267
4.00%, 04/01/2049 200 190
4.00%, 07/01/2049 947 898
4.00%, 08/01/2049 639 607
4.00%, 10/01/2049 330 313
4.00%, 10/01/2049 457 436
4.00%, 11/01/2049 411 391
4.00%, 04/01/2050 1,902 1,801
4.00%, 08/01/2052 7,160 6,753
4.00%, 01/01/2053
(j)
5,915 5,546
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 4 4
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 28 28
4.50%, 09/01/2030 24 24
4.50%, 01/01/2031 5 5
4.50%, 04/01/2031 3 3
4.50%, 05/01/2031 5 5
4.50%, 07/01/2031 20 20
4.50%, 08/01/2031 11 11
4.50%, 02/01/2035 47 46
4.50%, 08/01/2040 35 34
4.50%, 08/01/2040 112 111

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2041 $ 55 $ 55
4.50%, 09/01/2041 89 88
4.50%, 09/01/2043 40 39
4.50%, 10/01/2043 84 83
4.50%, 01/01/2044 161 158
4.50%, 01/01/2044 186 182
4.50%, 02/01/2044 109 107
4.50%, 03/01/2044 59 58
4.50%, 03/01/2044 53 51
4.50%, 05/01/2044 188 185
4.50%, 05/01/2044 43 43
4.50%, 05/01/2044 55 54
4.50%, 06/01/2044 98 96
4.50%, 08/01/2044 76 75
4.50%, 08/01/2044 71 69
4.50%, 12/01/2044 226 222
4.50%, 04/01/2046 64 62
4.50%, 08/01/2046 56 55
4.50%, 01/01/2047 56 55
4.50%, 02/01/2047 91 89
4.50%, 02/01/2047 31 30
4.50%, 03/01/2047 66 64
4.50%, 10/01/2047 64 63
4.50%, 11/01/2047 128 126
4.50%, 02/01/2048 95 93
4.50%, 04/01/2048 276 271
4.50%, 05/01/2048 169 165
4.50%, 07/01/2048 1,940 1,895
4.50%, 08/01/2048 46 45
4.50%, 08/01/2048 44 43
4.50%, 10/01/2048 217 213
4.50%, 10/01/2048 323 316
4.50%, 12/01/2048 944 933
4.50%, 03/01/2049 2,158 2,114
4.50%, 04/01/2049 186 182
4.50%, 05/01/2049 1,538 1,504
4.50%, 07/01/2049 310 303
4.50%, 07/01/2049 588 574
4.50%, 09/01/2049 2,110 2,064
4.50%, 09/01/2049 326 319
4.50%, 10/01/2052 2,479 2,405
4.50%, 01/01/2053
(j)
5,150 4,956
5.00%, 07/01/2024 1 1
5.00%, 04/01/2029 3 3
5.00%, 09/01/2029 45 46
5.00%, 03/01/2030 6 6
5.00%, 08/01/2030 7 7
5.00%, 07/01/2035 68 70
5.00%, 04/01/2037 94 95
5.00%, 01/01/2039 135 136
5.00%, 07/01/2039 61 62
5.00%, 07/01/2039 55 56
5.00%, 02/01/2041 58 59
5.00%, 02/01/2041 104 106
5.00%, 05/01/2042 145 147
5.00%, 03/01/2044 78 79
5.00%, 03/01/2044 47 47
5.00%, 05/01/2044 48 48
5.00%, 11/01/2044 97 98
5.00%, 04/01/2048 67 66
5.00%, 09/01/2048 557 554
5.00%, 05/01/2049 44 44
5.00%, 06/01/2049 388 388
5.00%, 07/01/2049 219 219
5.00%, 08/01/2049 234 234
5.00%, 01/01/2053
(j)
9,225 9,089
5.50%, 08/01/2023 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 10/01/2023 $ 3 $ 3
5.50%, 11/01/2023 5 5
5.50%, 02/01/2026 14 14
5.50%, 03/01/2027 16 16
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 01/01/2029 6 6
5.50%, 12/01/2029 5 5
5.50%, 11/01/2035 116 120
5.50%, 12/01/2036 49 51
5.50%, 03/01/2037 73 76
5.50%, 08/01/2037 53 55
5.50%, 08/01/2037 65 67
5.50%, 08/01/2037 50 52
5.50%, 05/01/2038 96 99
5.50%, 06/01/2038 42 43
5.50%, 01/01/2053
(j)
4,975 4,987
6.00%, 05/01/2041 87 91
6.00%, 01/01/2053
(j)
1,900 1,928
6.50%, 01/01/2038 39 41
$ 465,747
Government National Mortgage Association (GNMA) - 6.10%
2.00%, 08/20/2050 6,689 5,652
2.00%, 01/20/2051 7,650 6,450
2.00%, 02/20/2051 19,428 16,285
2.00%, 05/20/2051 5,243 4,416
2.50%, 03/20/2028 34 32
2.50%, 07/20/2028 37 35
2.50%, 03/20/2031 45 42
2.50%, 05/20/2032 55 51
2.50%, 07/20/2043 91 80
2.50%, 06/20/2045 51 45
2.50%, 12/20/2046 105 92
2.50%, 01/20/2047 156 138
2.50%, 06/20/2050 13,265 11,587
2.50%, 05/20/2051 8,844 7,689
2.50%, 07/20/2051 3,206 2,784
2.50%, 09/20/2051 11,830 10,268
3.00%, 07/20/2030 73 70
3.00%, 01/20/2031 47 45
3.00%, 07/20/2032 54 51
3.00%, 01/20/2033 25 24
3.00%, 09/20/2042 553 505
3.00%, 10/15/2042 89 81
3.00%, 12/20/2042 156 143
3.00%, 01/20/2043 217 198
3.00%, 03/20/2043 114 105
3.00%, 03/20/2043 289 263
3.00%, 04/20/2043 373 341
3.00%, 06/15/2043 134 123
3.00%, 06/20/2043 81 74
3.00%, 07/15/2043 35 32
3.00%, 08/15/2043 67 61
3.00%, 08/15/2043 66 60
3.00%, 08/20/2043 38 35
3.00%, 09/20/2043 149 136
3.00%, 10/20/2043 78 71
3.00%, 11/20/2043 59 53
3.00%, 03/20/2044 119 109
3.00%, 08/20/2044 437 399
3.00%, 11/15/2044 216 193
3.00%, 11/20/2044 144 131
3.00%, 12/20/2044 142 130
3.00%, 02/15/2045 151 135
3.00%, 05/20/2045 125 114
3.00%, 07/15/2045 61 54

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2045 $ 979 $ 892
3.00%, 08/15/2045 150 134
3.00%, 08/20/2045 311 283
3.00%, 10/20/2045 270 245
3.00%, 11/20/2045 159 145
3.00%, 12/20/2045 221 201
3.00%, 01/20/2046 55 50
3.00%, 02/20/2046 73 67
3.00%, 03/20/2046 347 315
3.00%, 04/20/2046 225 205
3.00%, 05/20/2046 207 188
3.00%, 06/20/2046 312 283
3.00%, 07/20/2046 932 844
3.00%, 08/20/2046 639 578
3.00%, 09/20/2046 373 338
3.00%, 10/20/2046 247 223
3.00%, 11/20/2046 378 342
3.00%, 11/20/2046 181 162
3.00%, 12/20/2046 463 419
3.00%, 01/20/2047 306 276
3.00%, 07/20/2047 14 13
3.00%, 10/20/2047 315 284
3.00%, 11/20/2047 149 135
3.00%, 12/20/2047 496 446
3.00%, 01/20/2048 212 192
3.00%, 02/20/2048 225 203
3.00%, 03/20/2048 210 189
3.00%, 11/20/2049 7,800 7,014
3.00%, 09/20/2051 8,847 7,915
3.50%, 09/20/2028 45 44
3.50%, 04/20/2042 360 339
3.50%, 05/20/2042 381 359
3.50%, 06/20/2042 107 100
3.50%, 07/20/2042 424 400
3.50%, 10/20/2042 257 242
3.50%, 01/15/2043 106 99
3.50%, 01/20/2043 138 130
3.50%, 02/20/2043 418 394
3.50%, 03/20/2043 394 372
3.50%, 03/20/2043 187 173
3.50%, 04/15/2043 49 46
3.50%, 04/20/2043 269 251
3.50%, 04/20/2043 383 360
3.50%, 07/20/2043 457 430
3.50%, 08/15/2043 36 34
3.50%, 08/20/2043 349 329
3.50%, 09/20/2043 232 219
3.50%, 07/20/2044 249 232
3.50%, 08/20/2044 264 247
3.50%, 09/20/2044 99 92
3.50%, 10/20/2044 105 98
3.50%, 11/20/2044 111 104
3.50%, 12/20/2044 124 116
3.50%, 02/20/2045 123 114
3.50%, 05/20/2045 159 148
3.50%, 06/20/2045 33 31
3.50%, 07/20/2045 237 221
3.50%, 08/20/2045 111 104
3.50%, 09/20/2045 59 55
3.50%, 10/20/2045 438 408
3.50%, 11/20/2045 360 335
3.50%, 12/20/2045 229 212
3.50%, 01/20/2046 568 530
3.50%, 02/20/2046 31 29
3.50%, 03/20/2046 2,894 2,698
3.50%, 04/20/2046 225 209
3.50%, 05/20/2046 304 284
3.50%, 06/20/2046 1,317 1,229
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 07/15/2046 $ 32 $ 30
3.50%, 07/20/2046 157 146
3.50%, 08/20/2046 703 656
3.50%, 09/20/2046 291 273
3.50%, 10/20/2046 348 325
3.50%, 11/20/2046 265 246
3.50%, 12/20/2046 296 276
3.50%, 01/20/2047 295 275
3.50%, 02/20/2047 174 162
3.50%, 03/20/2047 231 215
3.50%, 04/20/2047 555 516
3.50%, 05/20/2047 167 156
3.50%, 06/20/2047 254 237
3.50%, 07/20/2047 463 432
3.50%, 08/20/2047 731 682
3.50%, 09/20/2047 53 50
3.50%, 10/20/2047 179 167
3.50%, 11/20/2047 235 219
3.50%, 12/20/2047 267 249
3.50%, 01/20/2048 375 351
3.50%, 02/20/2048 59 55
3.50%, 07/20/2048 117 109
3.50%, 01/01/2053
(j)
3,000 2,756
4.00%, 08/15/2040 32 31
4.00%, 12/20/2040 17 17
4.00%, 08/15/2041 27 27
4.00%, 11/15/2041 47 45
4.00%, 03/15/2042 27 27
4.00%, 03/20/2042 74 72
4.00%, 04/20/2042 65 63
4.00%, 05/15/2042 90 87
4.00%, 10/20/2043 35 34
4.00%, 11/20/2043 82 79
4.00%, 02/20/2044 197 189
4.00%, 03/15/2044 66 64
4.00%, 05/20/2044 126 121
4.00%, 06/20/2044 94 91
4.00%, 07/20/2044 380 366
4.00%, 08/20/2044 273 263
4.00%, 09/20/2044 248 239
4.00%, 10/20/2044 327 314
4.00%, 11/20/2044 144 139
4.00%, 12/20/2044 264 254
4.00%, 01/20/2045 224 215
4.00%, 04/20/2045 140 135
4.00%, 05/15/2045 89 85
4.00%, 07/20/2045 52 50
4.00%, 08/20/2045 132 128
4.00%, 09/20/2045 187 180
4.00%, 10/20/2045 101 97
4.00%, 11/20/2045 37 35
4.00%, 12/15/2045 41 40
4.00%, 12/20/2045 94 90
4.00%, 01/20/2046 58 56
4.00%, 02/20/2046 85 82
4.00%, 04/20/2046 138 132
4.00%, 05/20/2046 69 66
4.00%, 07/20/2046 144 139
4.00%, 01/20/2047 277 266
4.00%, 02/20/2047 215 206
4.00%, 03/20/2047 198 190
4.00%, 05/20/2047 264 253
4.00%, 06/20/2047 268 257
4.00%, 07/20/2047 643 617
4.00%, 08/20/2047 31 30
4.00%, 09/20/2047 2,017 1,942
4.00%, 10/20/2047 147 141
4.00%, 01/01/2053
(j)
7,250 6,859

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 02/15/2039 $ 69 $ 68
4.50%, 05/15/2039 49 48
4.50%, 11/15/2039 178 177
4.50%, 04/15/2040 134 133
4.50%, 01/20/2041 21 21
4.50%, 02/20/2041 20 20
4.50%, 03/20/2041 16 15
4.50%, 07/15/2041 42 42
4.50%, 05/20/2043 62 62
4.50%, 06/20/2043 69 69
4.50%, 10/20/2043 56 56
4.50%, 11/20/2043 181 182
4.50%, 03/20/2044 261 260
4.50%, 04/20/2044 11 12
4.50%, 05/20/2044 191 192
4.50%, 07/20/2044 99 99
4.50%, 12/20/2044 41 41
4.50%, 02/20/2045 107 108
4.50%, 03/20/2045 46 46
4.50%, 04/20/2045 56 57
4.50%, 06/20/2046 55 55
4.50%, 12/20/2046 165 166
4.50%, 02/20/2047 95 94
4.50%, 04/20/2047 63 63
4.50%, 06/15/2047 44 44
4.50%, 08/20/2047 132 130
4.50%, 10/20/2047 62 61
4.50%, 02/20/2048 1,004 988
4.50%, 05/20/2048 721 710
4.50%, 08/20/2048 182 179
4.50%, 10/20/2048 108 106
4.50%, 11/20/2048 166 163
4.50%, 12/20/2048 48 47
4.50%, 01/01/2053
(j)
5,000 4,850
5.00%, 07/15/2035 44 44
5.00%, 04/15/2041 98 99
5.00%, 08/20/2041 43 44
5.00%, 04/20/2042 34 35
5.00%, 12/20/2042 97 99
5.00%, 07/20/2043 58 59
5.00%, 02/20/2044 61 62
5.00%, 03/20/2044 37 37
5.00%, 12/20/2045 55 56
5.00%, 03/20/2048 43 43
5.00%, 06/20/2048 815 814
5.00%, 10/20/2048 54 54
5.00%, 01/01/2053
(j)
1,550 1,536
5.50%, 01/15/2040 48 50
5.50%, 06/20/2040 25 26
5.50%, 01/20/2041 108 112
5.50%, 10/20/2042 42 44
5.50%, 09/20/2043 49 51
6.00%, 04/15/2035 7 7
$ 139,812
U.S. Treasury - 40.45%
0.13%, 01/15/2024 9,930 9,468
0.25%, 03/15/2024 3,325 3,152
0.25%, 05/15/2024 8,055 7,581
0.25%, 06/15/2024 8,105 7,607
0.25%, 05/31/2025 2,360 2,142
0.25%, 06/30/2025 7,025 6,364
0.25%, 07/31/2025 10,330 9,322
0.25%, 08/31/2025 9,680 8,704
0.25%, 09/30/2025 12,000 10,775
0.25%, 10/31/2025 2,345 2,097
0.38%, 08/15/2024 10,480 9,791
0.38%, 09/15/2024 1,060 988
0.38%, 04/30/2025 8,100 7,392
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.38%, 11/30/2025 $ 4,675 $ 4,182
0.38%, 01/31/2026 2,475 2,202
0.38%, 07/31/2027 8,175 6,935
0.38%, 09/30/2027 3,705 3,123
0.50%, 03/31/2025 4,250 3,903
0.50%, 02/28/2026 9,240 8,233
0.50%, 04/30/2027 2,100 1,808
0.50%, 05/31/2027 3,290 2,821
0.50%, 06/30/2027 4,645 3,973
0.50%, 08/31/2027 5,260 4,477
0.50%, 10/31/2027 5,060 4,280
0.63%, 07/31/2026 4,210 3,720
0.63%, 03/31/2027 5,975 5,185
0.63%, 11/30/2027 4,645 3,944
0.63%, 12/31/2027 8,210 6,955
0.63%, 05/15/2030 10,135 8,021
0.63%, 08/15/2030 10,525 8,285
0.75%, 11/15/2024 7,445 6,949
0.75%, 03/31/2026 8,220 7,367
0.75%, 04/30/2026 2,800 2,503
0.75%, 05/31/2026 5,825 5,195
0.75%, 08/31/2026 3,050 2,701
0.75%, 01/31/2028 10,270 8,733
0.88%, 01/31/2024 1,975 1,895
0.88%, 06/30/2026 4,900 4,382
0.88%, 09/30/2026 2,620 2,326
0.88%, 11/15/2030 8,185 6,542
1.00%, 07/31/2028 5,165 4,390
1.13%, 02/28/2025 8,950 8,355
1.13%, 10/31/2026 3,635 3,251
1.13%, 02/28/2027 2,670 2,374
1.13%, 02/29/2028 9,595 8,308
1.13%, 08/31/2028 6,155 5,255
1.13%, 02/15/2031 10,685 8,709
1.13%, 05/15/2040 3,760 2,353
1.13%, 08/15/2040 3,925 2,437
1.25%, 08/31/2024 7,600 7,195
1.25%, 11/30/2026 3,875 3,477
1.25%, 12/31/2026 3,175 2,843
1.25%, 03/31/2028 7,125 6,193
1.25%, 04/30/2028 7,750 6,725
1.25%, 06/30/2028 4,550 3,934
1.25%, 09/30/2028 5,680 4,878
1.25%, 08/15/2031 11,020 8,936
1.25%, 05/15/2050 6,230 3,353
1.38%, 08/31/2026 3,400 3,082
1.38%, 10/31/2028 4,050 3,496
1.38%, 12/31/2028 8,310 7,167
1.38%, 11/15/2031 9,140 7,439
1.38%, 11/15/2040 6,065 3,943
1.38%, 08/15/2050 5,155 2,864
1.50%, 09/30/2024 5,950 5,650
1.50%, 10/31/2024 1,000 947
1.50%, 11/30/2024 7,880 7,456
1.50%, 08/15/2026 3,115 2,839
1.50%, 01/31/2027 5,200 4,695
1.50%, 11/30/2028 6,695 5,814
1.50%, 02/15/2030 5,660 4,823
1.63%, 02/15/2026 3,315 3,066
1.63%, 05/15/2026 3,345 3,079
1.63%, 09/30/2026 1,265 1,157
1.63%, 11/30/2026 1,500 1,368
1.63%, 08/15/2029 3,750 3,254
1.63%, 05/15/2031 10,330 8,687
1.63%, 11/15/2050 6,050 3,600
1.75%, 06/30/2024 3,970 3,804
1.75%, 12/31/2024 5,620 5,335
1.75%, 01/31/2029 4,390 3,856

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.75%, 11/15/2029 $ 6,200 $ 5,405
1.75%, 08/15/2041 6,835 4,677
1.88%, 07/31/2026 7,400 6,844
1.88%, 02/28/2027 3,220 2,949
1.88%, 02/28/2029 3,180 2,816
1.88%, 02/15/2032 8,390 7,117
1.88%, 02/15/2041 7,345 5,191
1.88%, 02/15/2051 7,680 4,881
1.88%, 11/15/2051 7,155 4,532
2.00%, 04/30/2024 4,035 3,893
2.00%, 05/31/2024 6,765 6,518
2.00%, 06/30/2024 5,195 4,996
2.00%, 02/15/2025 8,570 8,154
2.00%, 08/15/2025 4,850 4,580
2.00%, 11/15/2026 9,295 8,594
2.00%, 11/15/2041 5,650 4,034
2.00%, 02/15/2050 4,735 3,127
2.00%, 08/15/2051 6,555 4,292
2.13%, 03/31/2024 3,525 3,415
2.13%, 07/31/2024 5,580 5,367
2.13%, 09/30/2024 4,770 4,578
2.13%, 11/30/2024 4,460 4,269
2.13%, 05/15/2025 2,880 2,737
2.13%, 05/31/2026 2,520 2,358
2.25%, 01/31/2024 1,475 1,436
2.25%, 03/31/2024 2,860 2,775
2.25%, 04/30/2024 6,700 6,487
2.25%, 10/31/2024 3,336 3,204
2.25%, 11/15/2024 8,963 8,608
2.25%, 12/31/2024 3,000 2,875
2.25%, 11/15/2025 4,080 3,862
2.25%, 03/31/2026 5,000 4,712
2.25%, 02/15/2027 8,160 7,594
2.25%, 08/15/2027 5,535 5,120
2.25%, 11/15/2027 8,485 7,819
2.25%, 05/15/2041 4,845 3,642
2.25%, 08/15/2046 3,195 2,261
2.25%, 08/15/2049 8,610 6,053
2.25%, 02/15/2052 6,580 4,576
2.38%, 02/29/2024 4,635 4,514
2.38%, 08/15/2024 4,595 4,433
2.38%, 04/30/2026 5,000 4,723
2.38%, 05/15/2027 8,780 8,186
2.38%, 03/31/2029 4,020 3,655
2.38%, 05/15/2029 4,795 4,359
2.38%, 02/15/2042 1,865 1,424
2.38%, 11/15/2049 3,960 2,862
2.38%, 05/15/2051 4,315 3,096
2.50%, 01/31/2024 12,700 12,400
2.50%, 04/30/2024 5,725 5,562
2.50%, 05/15/2024 3,066 2,976
2.50%, 05/31/2024 3,220 3,124
2.50%, 01/31/2025 3,300 3,175
2.50%, 03/31/2027 4,305 4,040
2.50%, 02/15/2045 3,450 2,597
2.50%, 02/15/2046 2,925 2,188
2.50%, 05/15/2046 2,520 1,880
2.63%, 03/31/2025 1,805 1,739
2.63%, 12/31/2025 5,000 4,781
2.63%, 02/15/2029 8,305 7,676
2.63%, 07/31/2029 2,325 2,141
2.75%, 02/15/2024 5,336 5,221
2.75%, 02/28/2025 8,615 8,324
2.75%, 06/30/2025 1,280 1,233
2.75%, 08/31/2025 5,225 5,022
2.75%, 04/30/2027 3,660 3,468
2.75%, 02/15/2028 5,775 5,430
2.75%, 08/15/2032 7,785 7,089
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 08/15/2042 $ 1,591 $ 1,279
2.75%, 11/15/2042 2,610 2,092
2.75%, 08/15/2047 3,060 2,387
2.75%, 11/15/2047 3,405 2,656
2.88%, 05/31/2025 4,120 3,983
2.88%, 06/15/2025 17,035 16,465
2.88%, 07/31/2025 2,000 1,932
2.88%, 11/30/2025 3,435 3,305
2.88%, 05/15/2028 4,400 4,152
2.88%, 08/15/2028 5,825 5,485
2.88%, 04/30/2029 6,595 6,177
2.88%, 05/15/2032 6,240 5,751
2.88%, 05/15/2043 3,773 3,080
2.88%, 08/15/2045 2,145 1,727
2.88%, 11/15/2046 1,565 1,254
2.88%, 05/15/2049 4,615 3,713
2.88%, 05/15/2052 5,525 4,427
3.00%, 07/15/2025 100 97
3.00%, 09/30/2025 2,775 2,682
3.00%, 10/31/2025 4,500 4,346
3.00%, 05/15/2042 1,200 1,009
3.00%, 11/15/2044 2,375 1,960
3.00%, 05/15/2045 1,845 1,520
3.00%, 11/15/2045 1,320 1,086
3.00%, 02/15/2047 3,115 2,550
3.00%, 05/15/2047 2,150 1,759
3.00%, 02/15/2048 2,990 2,451
3.00%, 08/15/2048 2,745 2,254
3.00%, 02/15/2049 4,115 3,389
3.00%, 08/15/2052 4,430 3,650
3.13%, 08/31/2027 6,040 5,809
3.13%, 11/15/2028 8,255 7,874
3.13%, 08/31/2029 4,085 3,878
3.13%, 11/15/2041 1,700 1,469
3.13%, 02/15/2042 805 694
3.13%, 02/15/2043 1,480 1,263
3.13%, 08/15/2044 3,045 2,573
3.13%, 05/15/2048 4,020 3,379
3.25%, 06/30/2029 2,055 1,967
3.25%, 05/15/2042 3,650 3,200
3.38%, 08/15/2042 3,440 3,074
3.38%, 05/15/2044 3,525 3,108
3.38%, 11/15/2048 4,715 4,159
3.50%, 09/15/2025 8,645 8,472
3.50%, 02/15/2039 1,170 1,099
3.63%, 08/15/2043 1,880 1,728
3.63%, 02/15/2044 1,755 1,610
3.75%, 08/15/2041 755 716
3.75%, 11/15/2043 1,935 1,814
3.88%, 09/30/2029 570 566
3.88%, 11/30/2029 4,885 4,852
3.88%, 08/15/2040 1,669 1,628
4.00%, 11/15/2052 2,085 2,088
4.13%, 11/15/2032 6,750 6,888
4.25%, 05/15/2039 1,190 1,226
4.25%, 11/15/2040 1,135 1,160
4.38%, 02/15/2038 1,445 1,513
4.38%, 11/15/2039 2,970 3,097
4.38%, 05/15/2040 1,489 1,548
4.38%, 05/15/2041 1,660 1,720
4.50%, 02/15/2036 1,590 1,697
4.50%, 05/15/2038 710 754
4.50%, 08/15/2039 1,235 1,310
4.63%, 02/15/2040 1,100 1,182
4.75%, 02/15/2037 660 721
5.00%, 05/15/2037 1,130 1,262
5.25%, 02/15/2029 2,000 2,123
5.38%, 02/15/2031 3,616 3,969

Schedule of Investments
Bond Market Index Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.00%, 02/15/2026 $ 2,000 $ 2,103
6.13%, 11/15/2027 2,225 2,426
6.13%, 08/15/2029 1,000 1,118
6.25%, 05/15/2030 1,500 1,710
6.38%, 08/15/2027 1,830 2,003
6.88%, 08/15/2025 1,000 1,062
$ 926,306
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,565,353
Total Investments $ 2,334,556
Other Assets and Liabilities -  (1.94)% (44,485)
TOTAL NET ASSETS - 100.00% $ 2,290,071
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,230 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,858 or 0.43% of net assets.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,565 or 0.42% of net assets.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 44.37%
Mortgage Securities 29.30%
Financial 8.43%
Consumer, Non-cyclical 4.35%
Money Market Funds 3.09%
Communications 2.35%
Utilities 2.07%
Technology 1.89%
Industrial 1.84%
Energy 1.70%
Consumer, Cyclical 1.34%
Basic Materials 0.64%
Revenue Bonds 0.32%
General Obligation Unlimited 0.21%
Insured 0.04%
General Obligation Limited 0.00%
Other Assets and Liabilities
(1.94)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 167,025 $ 101,295 $ 65,730
Principal Government Money Market Fund - Institutional Class 4.09% 285,079 769,126 1,054,205 —
$ 285,079 $ 936,151 $ 1,155,500 $ 65,730
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 122 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 1,374 — — —
$ 1,496 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1.76% Shares Held Value (000's)
Money Market Funds - 1.76%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
894,168 $ 894
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
2,394,729 2,395
$ 3,289
TOTAL INVESTMENT COMPANIES $ 3,289
BONDS - 52.95%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.05%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,320
2.20%, 02/04/2026 635 577
3.10%, 05/01/2026 190 179
3.75%, 02/01/2050 200 137
4.88%, 05/01/2025 380 377
Bombardier Inc
7.13%, 06/15/2026
(d)
25 24
7.50%, 03/15/2025
(d)
34 34
Lockheed Martin Corp
5.70%, 11/15/2054 150 157
Raytheon Technologies Corp
4.13%, 11/16/2028 600 574
TransDigm Inc
4.88%, 05/01/2029 55 48
6.25%, 03/15/2026
(d)
40 40
7.50%, 03/15/2027 151 149
8.00%, 12/15/2025
(d)
55 56
Triumph Group Inc
8.88%, 06/01/2024
(d)
162 165
$ 3,837
Agriculture - 0.27%
BAT Capital Corp
4.54%, 08/15/2047 120 85
Cargill Inc
4.88%, 10/10/2025
(d)
265 264
Reynolds American Inc
5.70%, 08/15/2035 165 149
$ 498
Airlines - 0.38%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 8
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(d)
20 18
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
252 246
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
165 149
Southwest Airlines Co
5.25%, 05/04/2025 255 256
United Airlines Inc
4.38%, 04/15/2026
(d)
40 37
$ 714
Automobile Asset Backed Securities - 4.00%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 970 966
AmeriCredit Automobile Receivables Trust
2022-2
4.96%, 12/18/2025 854 855
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 237 234
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 517 510
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 $ 326 $ 323
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 85 84
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 267 264
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 85 84
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 168 166
Ford Credit Auto Owner Trust 2022-C
4.33%, 04/15/2025 730 731
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 171 169
Hyundai Auto Lease Securitization Trust 2022-B
4.43%, 10/15/2024
(d)
342 342
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 131 131
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 545 542
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 288 286
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 635 632
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 455 456
Toyota Auto Receivables 2022-B Owner Trust
4.30%, 01/15/2025 358 358
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 323 311
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 30 30
$ 7,474
Automobile Manufacturers - 1.25%
Ford Motor Credit Co LLC
3.38%, 11/13/2025 320 289
General Motors Co
4.88%, 10/02/2023 665 663
General Motors Financial Co Inc
1.20%, 10/15/2024 170 158
1.25%, 01/08/2026 375 330
Mercedes-Benz Finance North America LLC
5.50%, 11/27/2024
(d)
900 905
$ 2,345
Automobile Parts & Equipment - 0.03%
Dana Inc
5.38%, 11/15/2027 55 51
Banks - 9.24%
Bank of America Corp
1.66%, 03/11/2027
(e)
350 310
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(e)
900 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(e)
680 457
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(e)
235 188
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(e)
50 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.18%, 11/25/2027 $ 350 $ 332
4.20%, 08/26/2024 220 217
4.83%, 07/22/2026
(e)
250 247
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(e)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(e)
600 558
Secured Overnight Financing Rate + 2.71%
7.75%, 09/15/2023
(e),(f),(g)
200 195
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(d),(e)
400 367
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(e)
495 469
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(e)
415 355
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(e)
380 382
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(e)
350 361
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 598
Credit Suisse Group AG
2.19%, 06/05/2026
(d),(e)
500 427
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(d),(e),(f),(g)
205 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
9.02%, 11/15/2033
(d),(e)
250 256
Secured Overnight Financing Rate + 5.02%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(d),(e)
315 312
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(e)
375 362
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(e)
360 292
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 246
3.85%, 01/26/2027 160 152
5.70%, 11/01/2024 315 319
HSBC Holdings PLC
4.25%, 03/14/2024 435 427
JPMorgan Chase & Co
2.08%, 04/22/2026
(e)
335 311
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(e),(f)
205 181
Secured Overnight Financing Rate + 3.13%
4.91%, 07/25/2033
(e)
705 671
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 500 488
Lloyds Banking Group PLC
3.87%, 07/09/2025
(e)
850 823
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(e)
1,861 1,631
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(e)
225 163
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.35%, 09/08/2026 $ 800 $ 776
5.00%, 11/24/2025 230 229
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(e)
345 322
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(e)
535 497
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(d),(e),(f),(g)
215 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 247
Truist Financial Corp
5.90%, 10/28/2026
(e)
180 184
Secured Overnight Financing Rate + 1.63%
UBS Group AG
4.75%, 05/12/2028
(d),(e)
235 225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(d),(e)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 326
4.61%, 04/25/2053
(e)
320 271
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(e)
145 138
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(e)
85 73
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 508
$ 17,279
Beverages - 0.46%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 111
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 170
4.60%, 04/15/2048 204 177
5.45%, 01/23/2039 225 224
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(d)
70 65
PepsiCo Inc
1.95%, 10/21/2031 100 81
4.20%, 07/18/2052 45 41
$ 869
Biotechnology - 0.08%
CSL Finance PLC
4.75%, 04/27/2052
(d)
175 157
Building Materials - 0.51%
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
235 191
Cemex SAB de CV
3.88%, 07/11/2031
(d)
325 274
GCC SAB de CV
3.61%, 04/20/2032
(d)
200 166
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
370 331
$ 962

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.91%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(d)
$ 200 $ 170
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 221
6.50%, 05/15/2026
(d)
150 140
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 94
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 223
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(d)
350 274
SABIC Capital II BV
4.00%, 10/10/2023
(d)
200 198
Sherwin-Williams Co/The
4.25%, 08/08/2025 150 147
Westlake Corp
2.88%, 08/15/2041 358 236
$ 1,703
Commercial Mortgage Backed Securities - 1.82%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 201
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 125
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 850
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 322
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(h),(i),(j)
1,344 —
GS Mortgage Securities Trust 2013-GC16
0.99%, 11/10/2046
(i),(j)
1,751 8
GS Mortgage Securities Trust 2014-GC26
0.94%, 11/10/2047
(i),(j)
3,473 48
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 354
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 274
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 436
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.38%, 11/15/2047
(j)
500 423
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
0.91%, 02/15/2047
(i),(j)
2,791 15
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.94%, 06/15/2047
(i),(j)
2,756 19
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.00%, 10/15/2030
(d),(i),(j)
3,289 —
SREIT Trust 2021-MFP
5.05%, 11/15/2038
(d)
350 337
1.00 x 1 Month USD LIBOR + 0.73%
WFRBS Commercial Mortgage Trust 2013-C12
0.91%, 03/15/2048
(d),(i),(j)
213 —
$ 3,412
Commercial Services - 0.77%
Ahern Rentals Inc
7.38%, 05/15/2023
(d)
40 40
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 106
Garda World Security Corp
4.63%, 02/15/2027
(d)
40 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
3.25%, 06/01/2050 $ 300 $ 204
3.90%, 06/01/2027
(k)
300 289
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(d)
64 55
6.25%, 01/15/2028
(d)
107 97
United Rentals North America Inc
3.88%, 02/15/2031 80 67
4.88%, 01/15/2028 164 156
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
195 184
Williams Scotsman International Inc
6.13%, 06/15/2025
(d)
72 71
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
155 128
$ 1,432
Computers - 0.49%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(d)
350 234
6.10%, 07/15/2027 435 447
NCR Corp
5.13%, 04/15/2029
(d)
185 155
Seagate HDD Cayman
9.63%, 12/01/2032
(d)
68 75
$ 911
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
40 35
Credit Card Asset Backed Securities - 0.35%
BA Credit Card Trust
0.34%, 05/15/2026 685 655
Diversified Financial Services - 2.89%
AerCap Holdings NV
5.88%, 10/10/2079
(e)
150 137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 345
3.00%, 10/29/2028 470 394
3.15%, 02/15/2024 1,000 967
4.50%, 09/15/2023 465 462
Air Lease Corp
1.88%, 08/15/2026 465 404
2.88%, 01/15/2026 290 268
Ally Financial Inc
5.80%, 05/01/2025 210 209
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
1,000 847
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(d)
435 349
Credit Acceptance Corp
5.13%, 12/31/2024
(d)
75 70
6.63%, 03/15/2026 196 186
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(j),(l)
190 162
ILFC E-Capital Trust II
6.54%, 12/21/2065
(d),(j),(k)
100 64
LPL Holdings Inc
4.00%, 03/15/2029
(d)
175 152
OneMain Finance Corp
4.00%, 09/15/2030 50 37
5.63%, 03/15/2023 45 45
6.63%, 01/15/2028 42 39
6.88%, 03/15/2025 189 182

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
SLM Corp
3.13%, 11/02/2026 $ 90 $ 77
$ 5,396
Electric - 3.41%
Ameren Illinois Co
3.85%, 09/01/2032 46 43
Avangrid Inc
3.20%, 04/15/2025 490 468
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 58
3.75%, 01/15/2032
(d)
70 56
4.75%, 03/15/2028
(d)
55 51
CMS Energy Corp
3.00%, 05/15/2026 75 70
4.70%, 03/31/2043 120 101
Colbun SA
3.15%, 01/19/2032
(d)
300 253
Commonwealth Edison Co
4.00%, 03/01/2049 225 182
DTE Electric Co
3.95%, 03/01/2049 60 49
DTE Energy Co
4.22%, 11/01/2024
(j)
250 246
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 56
Edison International
4.70%, 08/15/2025 138 135
Enel Chile SA
4.88%, 06/12/2028 280 273
Entergy Texas Inc
3.55%, 09/30/2049 280 201
FirstEnergy Corp
2.25%, 09/01/2030 358 284
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(d)
196 94
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 148
Korea Electric Power Corp
5.38%, 04/06/2026
(d)
200 202
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 202
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 115 116
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 273
NRG Energy Inc
3.88%, 02/15/2032
(d)
582 437
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052
(d)
50 48
Oryx Funding Ltd
5.80%, 02/03/2031 200 190
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 48
4.20%, 06/01/2041 185 137
PECO Energy Co
4.38%, 08/15/2052 70 62
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(d)
200 177
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 69
Public Service Co of Colorado
4.50%, 06/01/2052 43 39
Public Service Enterprise Group Inc
5.85%, 11/15/2027 225 232
Southern California Edison Co
4.20%, 03/01/2029 125 119
4.88%, 03/01/2049 150 132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 $ 400 $ 381
Tucson Electric Power Co
4.85%, 12/01/2048 25 21
Vistra Corp
7.00%, 12/15/2026
(d),(e),(f)
75 68
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
185 159
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
5.15%, 10/01/2027 134 135
Xcel Energy Inc
4.60%, 06/01/2032 269 257
$ 6,372
Electrical Components & Equipment - 0.15%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
80 81
7.25%, 06/15/2028
(d)
203 206
$ 287
Electronics - 0.17%
Imola Merger Corp
4.75%, 05/15/2029
(d)
135 117
Sensata Technologies BV
5.00%, 10/01/2025
(d)
100 98
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
86 71
4.38%, 02/15/2030
(d)
31 27
$ 313
Engineering & Construction - 0.20%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(d)
200 163
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 207
$ 370
Entertainment - 0.57%
Boyne USA Inc
4.75%, 05/15/2029
(d)
170 150
Caesars Entertainment Inc
6.25%, 07/01/2025
(d)
75 73
CCM Merger Inc
6.38%, 05/01/2026
(d)
85 80
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(d)
165 148
Cinemark USA Inc
5.25%, 07/15/2028
(d)
185 137
8.75%, 05/01/2025
(d)
55 56
Warnermedia Holdings Inc
3.76%, 03/15/2027
(d)
130 117
5.05%, 03/15/2042
(d)
160 122
5.14%, 03/15/2052
(d)
250 182
$ 1,065
Environmental Control - 0.23%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
210 175
Waste Connections Inc
2.20%, 01/15/2032 175 139
4.20%, 01/15/2033 130 121
$ 435
Food - 1.62%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(d)
100 93
4.88%, 02/15/2030
(d)
160 143

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Cencosud SA
4.38%, 07/17/2027
(d)
$ 200 $ 190
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(d)
200 162
4.38%, 02/02/2052
(d)
526 372
6.50%, 12/01/2052
(d)
110 105
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 52
4.88%, 10/01/2049 435 378
MARB BondCo PLC
3.95%, 01/29/2031 200 154
Nestle Holdings Inc
4.13%, 10/01/2027
(d)
250 244
Pilgrim's Pride Corp
3.50%, 03/01/2032
(d)
100 78
4.25%, 04/15/2031
(d)
875 744
Post Holdings Inc
4.50%, 09/15/2031
(d)
180 151
Sysco Corp
3.15%, 12/14/2051 20 13
3.30%, 07/15/2026 167 158
$ 3,037
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 75 63
Gas - 0.19%
NiSource Inc
0.95%, 08/15/2025 400 361
Healthcare - Products - 0.16%
Abbott Laboratories
1.40%, 06/30/2030 75 59
Boston Scientific Corp
3.45%, 03/01/2024 127 125
4.55%, 03/01/2039 128 115
$ 299
Healthcare - Services - 1.36%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 83
Centene Corp
2.50%, 03/01/2031 150 117
2.63%, 08/01/2031 805 633
3.00%, 10/15/2030 81 66
3.38%, 02/15/2030 92 78
4.25%, 12/15/2027 165 155
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(d)
260 217
8.00%, 03/15/2026
(d)
50 45
HCA Inc
3.13%, 03/15/2027
(d)
350 318
3.50%, 07/15/2051 195 125
Tenet Healthcare Corp
4.63%, 09/01/2024
(d)
75 73
6.13%, 06/15/2030
(d)
155 148
UnitedHealth Group Inc
4.75%, 05/15/2052 235 217
5.15%, 10/15/2025 150 152
5.88%, 02/15/2053 105 113
$ 2,540
Home Builders - 0.14%
Beazer Homes USA Inc
6.75%, 03/15/2025 40 38
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 31
5.00%, 03/01/2028
(d)
100 86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Lennar Corp
4.75%, 05/30/2025 $ 100 $ 99
$ 254
Home Equity Asset Backed Securities - 0.03%
Saxon Asset Securities Trust 2004-1
2.05%, 03/25/2035 95 52
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 1.13%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
180 149
7.00%, 11/15/2025
(d)
80 73
AIA Group Ltd
3.20%, 09/16/2040
(d)
320 228
American International Group Inc
3.90%, 04/01/2026 34 33
Arch Capital Finance LLC
4.01%, 12/15/2026 125 119
Arch Capital Group Ltd
3.64%, 06/30/2050 275 190
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 192
Chubb INA Holdings Inc
3.35%, 05/03/2026 164 157
Corebridge Financial Inc
4.40%, 04/05/2052
(d)
195 154
Enstar Group Ltd
3.10%, 09/01/2031 60 44
Markel Corp
3.35%, 09/17/2029 265 230
4.30%, 11/01/2047 95 74
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 372
MetLife Inc
5.00%, 07/15/2052 110 105
$ 2,120
Internet - 0.91%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(k)
200 159
Amazon.com Inc
3.10%, 05/12/2051 220 157
4.55%, 12/01/2027 600 598
Baidu Inc
4.38%, 05/14/2024 200 197
Meta Platforms Inc
3.50%, 08/15/2027 200 186
4.45%, 08/15/2052 125 99
Netflix Inc
4.38%, 11/15/2026 77 74
4.88%, 06/15/2030
(d)
80 75
Prosus NV
4.19%, 01/19/2032
(d)
200 166
$ 1,711
Investment Companies - 0.22%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(k)
215 206
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
180 154
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 55 53
$ 413
Iron & Steel - 0.08%
Nucor Corp
3.85%, 04/01/2052 70 54
Vale Overseas Ltd
3.75%, 07/08/2030 100 87
$ 141

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.19%
Life Time Inc
5.75%, 01/15/2026
(d)
$ 215 $ 200
NCL Corp Ltd
5.88%, 02/15/2027
(d)
70 61
NCL Finance Ltd
6.13%, 03/15/2028
(d)
115 85
$ 346
Lodging - 0.46%
Marriott International Inc/MD
2.75%, 10/15/2033 425 324
3.60%, 04/15/2024 300 294
5.00%, 10/15/2027 250 247
$ 865
Machinery - Diversified - 0.14%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(d)
124 120
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 141
$ 261
Media - 1.38%
AMC Networks Inc
4.75%, 08/01/2025 204 155
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
245 203
4.75%, 03/01/2030
(d)
81 70
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 245
4.91%, 07/23/2025 620 608
Comcast Corp
5.25%, 11/07/2025 135 137
5.50%, 11/15/2032 400 417
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
26 23
DISH DBS Corp
5.25%, 12/01/2026
(d)
31 26
5.88%, 11/15/2024 96 89
7.38%, 07/01/2028 106 75
DISH Network Corp
11.75%, 11/15/2027
(d)
40 41
Paramount Global
4.75%, 05/15/2025 46 45
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
214 186
UPC Holding BV
5.50%, 01/15/2028
(d)
300 266
$ 2,586
Mining - 0.26%
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
120 109
6.13%, 04/01/2029
(d)
50 45
IAMGOLD Corp
5.75%, 10/15/2028
(d)
97 75
New Gold Inc
7.50%, 07/15/2027
(d)
75 66
Novelis Corp
3.25%, 11/15/2026
(d)
5 5
4.75%, 01/30/2030
(d)
174 154
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
40 35
$ 489
Miscellaneous Manufacturers - 0.06%
Parker-Hannifin Corp
4.25%, 09/15/2027 115 112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 1.47%
Fannie Mae REMIC Trust 2005-W2
4.59%, 05/25/2035 $ 5 $ 5
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
1.71%, 02/25/2043
(i)
139 14
(1.00) x 1 Month USD LIBOR + 6.10%
1.71%, 09/25/2046
(i)
144 13
(1.00) x 1 Month USD LIBOR + 6.10%
2.25%, 07/25/2040 19 18
3.00%, 04/25/2027
(i)
68 3
3.00%, 09/25/2050
(i)
971 152
3.50%, 11/25/2027
(i)
44 2
3.50%, 07/25/2028
(i)
89 4
Freddie Mac REMICS
1.73%, 10/15/2046
(i)
1,097 99
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 05/15/2027
(i)
47 2
3.00%, 10/15/2027
(i)
29 1
4.77%, 05/15/2049 996 969
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
1.15%, 05/20/2042
(i)
543 44
(1.00) x 1 Month USD LIBOR + 5.50%
1.75%, 11/20/2041
(i)
153 17
(1.00) x 1 Month USD LIBOR + 6.10%
1.75%, 06/20/2046
(i)
331 36
(1.00) x 1 Month USD LIBOR + 6.10%
1.79%, 12/20/2043
(i)
168 17
(1.00) x 1 Month USD LIBOR + 6.14%
1.85%, 10/20/2045
(i)
379 41
(1.00) x 1 Month USD LIBOR + 6.20%
1.85%, 08/20/2047
(i)
925 107
(1.00) x 1 Month USD LIBOR + 6.20%
1.85%, 11/20/2047
(i)
269 27
(1.00) x 1 Month USD LIBOR + 6.20%
1.95%, 08/20/2050
(i)
1,004 126
(1.00) x 1 Month USD LIBOR + 6.30%
1.95%, 09/20/2050
(i)
888 109
(1.00) x 1 Month USD LIBOR + 6.30%
1.95%, 08/20/2051
(i)
650 80
(1.00) x 1 Month USD LIBOR + 6.30%
2.30%, 02/20/2042
(i)
98 13
(1.00) x 1 Month USD LIBOR + 6.65%
2.31%, 04/20/2041
(i)
587 71
(1.10) x 1 Month USD LIBOR + 7.10%
2.50%, 12/20/2050
(i)
1,054 162
3.00%, 07/20/2050
(i)
288 42
3.00%, 11/20/2050
(i)
562 85
3.00%, 11/20/2050
(i)
950 142
3.00%, 11/20/2050
(i)
1,140 193
3.50%, 10/20/2049
(i)
417 70
JP Morgan Mortgage Trust 2016-2
4.58%, 06/25/2046
(d),(j)
60 54
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
4.89%, 02/25/2036 46 37
1.00 x 1 Month USD LIBOR + 0.50%
$ 2,755
Oil & Gas - 1.21%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(d)
330 327
Antero Resources Corp
7.63%, 02/01/2029
(d)
220 221
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
120 116

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Comstock Resources Inc
5.88%, 01/15/2030
(d)
$ 140 $ 120
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 82
Ecopetrol SA
6.88%, 04/29/2030 175 159
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
175 174
MEG Energy Corp
7.13%, 02/01/2027
(d)
145 148
Nabors Industries Inc
9.00%, 02/01/2025
(d)
55 56
Occidental Petroleum Corp
5.55%, 03/15/2026 80 80
5.88%, 09/01/2025 425 424
6.13%, 01/01/2031 55 56
6.63%, 09/01/2030 36 37
Petrobras Global Finance BV
5.50%, 06/10/2051 110 84
Petroleos Mexicanos
6.70%, 02/16/2032 217 170
$ 2,254
Oil & Gas Services - 0.11%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
220 201
Other Asset Backed Securities - 0.44%
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(d)
12 12
DLLST 2022-1 LLC
2.79%, 01/22/2024
(d)
580 575
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 242 238
$ 825
Packaging & Containers - 0.29%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 175
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 66
8.75%, 04/15/2030
(d)
50 43
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 60 58
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 122 126
Graphic Packaging International LLC
4.13%, 08/15/2024 40 39
LABL Inc
6.75%, 07/15/2026
(d)
40 38
$ 545
Pharmaceuticals - 0.95%
AbbVie Inc
2.60%, 11/21/2024 65 62
4.05%, 11/21/2039 350 300
BellRing Brands Inc
7.00%, 03/15/2030
(d)
145 139
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 107
Cigna Corp
4.90%, 12/15/2048 35 31
CVS Health Corp
4.30%, 03/25/2028 31 30
4.88%, 07/20/2035 190 180
5.05%, 03/25/2048 85 76
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
1.65%, 06/22/2025 $ 75 $ 68
Zoetis Inc
3.00%, 09/12/2027 310 287
4.45%, 08/20/2048 345 297
4.70%, 02/01/2043 120 108
$ 1,770
Pipelines - 2.37%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(d)
170 155
5.75%, 03/01/2027
(d)
150 142
CNX Midstream Partners LP
4.75%, 04/15/2030
(d)
220 181
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(d)
239 222
Energy Transfer LP
3.75%, 05/15/2030 505 445
4.50%, 04/15/2024 390 385
5.15%, 03/15/2045 600 497
5.55%, 02/15/2028 212 210
Enterprise Products Operating LLC
4.20%, 01/31/2050 180 142
EQM Midstream Partners LP
6.00%, 07/01/2025
(d)
27 26
7.50%, 06/01/2027
(d)
50 49
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
225 192
5.63%, 02/15/2026
(d)
110 107
Kinder Morgan Inc
1.75%, 11/15/2026 440 388
Kinetik Holdings LP
5.88%, 06/15/2030
(d)
160 150
NuStar Logistics LP
5.75%, 10/01/2025 50 48
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 172
5.75%, 05/15/2024 375 375
Williams Cos Inc/The
4.55%, 06/24/2024 550 544
$ 4,430
REITs - 1 .07%
American Tower Corp
1.30%, 09/15/2025 185 167
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
140 122
3.75%, 09/15/2030
(d)
150 110
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 200 148
2.30%, 11/15/2028 495 409
KRC Interim Corp
3.20%, 04/01/2032 140 116
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
188 152
Mid-America Apartments LP
2.88%, 09/15/2051 229 146
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 47
4.13%, 08/15/2030
(d)
555 486
XHR LP
4.88%, 06/01/2029
(d)
130 106
$ 2,009
Retail - 0.43%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(d),(k)
35 34

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc
5.25%, 02/01/2028 $ 60 $ 56
6.63%, 10/01/2030
(d)
109 102
9.38%, 07/01/2025
(d)
78 83
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(d)
175 148
IRB Holding Corp
7.00%, 06/15/2025
(d)
10 10
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(d)
165 146
Patrick Industries Inc
4.75%, 05/01/2029
(d)
100 83
7.50%, 10/15/2027
(d)
140 136
$ 798
Semiconductors - 0.56%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 25
3.42%, 04/15/2033
(d)
732 587
KLA Corp
3.30%, 03/01/2050 350 253
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 57
3.15%, 05/01/2027 60 54
Skyworks Solutions Inc
1.80%, 06/01/2026 85 75
$ 1,051
Software - 1.91%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 392
Fiserv Inc
3.20%, 07/01/2026 200 187
4.40%, 07/01/2049 190 154
Open Text Corp
3.88%, 02/15/2028
(d)
90 77
3.88%, 12/01/2029
(d)
345 278
Open Text Holdings Inc
4.13%, 02/15/2030
(d)
295 237
Oracle Corp
2.50%, 04/01/2025 255 241
2.80%, 04/01/2027 240 219
2.95%, 05/15/2025 100 95
3.95%, 03/25/2051 105 75
6.15%, 11/09/2029 115 119
Salesforce Inc
3.70%, 04/11/2028 230 221
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 327
4.00%, 04/14/2032 145 128
VMware Inc
1.40%, 08/15/2026 535 466
1.80%, 08/15/2028 440 359
$ 3,575
Sovereign - 1.26%
Brazilian Government International Bond
3.88%, 06/12/2030
(k)
205 178
Chile Government International Bond
2.55%, 07/27/2033 200 157
CoBank ACB
6.25%, 10/01/2026
(e),(f)
115 111
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 200 148
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
200 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
5.80%, 09/30/2027
(d)
$ 225 $ 185
Indonesia Government International Bond
2.85%, 02/14/2030 200 178
Mexico Government International Bond
4.75%, 03/08/2044 280 226
Philippine Government International Bond
3.75%, 01/14/2029 200 191
Qatar Government International Bond
4.63%, 06/02/2046 200 189
Romanian Government International Bond
3.63%, 03/27/2032 90 72
Saudi Government International Bond
4.50%, 10/26/2046 450 399
UAE International Government Bond
3.25%, 10/19/2061
(d)
200 147
$ 2,347
Telecommunications - 2.03%
America Movil SAB de CV
5.38%, 04/04/2032
(d)
200 180
AT&T Inc
2.55%, 12/01/2033 199 153
3.50%, 09/15/2053 749 505
Axtel SAB de CV
6.38%, 11/14/2024 200 164
CT Trust
5.13%, 02/03/2032
(d)
200 176
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(d)
200 159
Maxar Technologies Inc
7.75%, 06/15/2027
(d)
155 161
T-Mobile USA Inc
2.40%, 03/15/2029 340 287
2.55%, 02/15/2031 210 172
3.50%, 04/15/2025 315 303
3.50%, 04/15/2031 560 484
Verizon Communications Inc
2.55%, 03/21/2031 610 502
2.88%, 11/20/2050 190 119
4.27%, 01/15/2036 325 289
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
180 151
$ 3,805
Transportation - 0.19%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 53
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(h),(m)
121 1
Union Pacific Corp
3.50%, 02/14/2053 280 210
XPO Escrow Sub LLC
7.50%, 11/15/2027
(d)
85 86
$ 350
Water - 0.05%
Essential Utilities Inc
2.70%, 04/15/2030 115 96
TOTAL BONDS $ 99,033
SENIOR FLOATING RATE INTERESTS
- 0.89%
Principal
Amount (000's) Value (000's)
Airlines - 0.16%
AAdvantage Loyalty IP Ltd
8.99%, 04/20/2028
(n)
$ 180 $ 179
1 Month USD LIBOR + 4.75%

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
8.11%, 04/21/2028
(n)
$ 122 $ 120
1 Month USD LIBOR + 3.75%
$ 299
Commercial Services - 0.08%
Garda World Security Corp
8.93%, 10/30/2026
(n)
150 146
1 Month USD LIBOR + 4.25%
Computers - 0.05%
Virtusa Corp
7.82%, 02/11/2028
(n)
95 91
1 Month USD LIBOR + 3.75%
Consumer Products - 0.07%
Kronos Acquisition Holdings Inc
6.82%, 12/22/2026
(n)
137 129
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.10%
Russell Investments US Institutional Holdco Inc
6.75%, 05/30/2025
(n)
190 182
1 Month USD LIBOR + 3.50%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC
6.32%, 03/24/2025
(n)
48 45
3 Month USD LIBOR + 2.00%
Environmental Control - 0.02%
Madison IAQ LLC
6.81%, 06/21/2028
(n)
49 46
1 Month USD LIBOR + 3.25%
Lodging - 0.03%
Fertitta Entertainment LLC/NV
8.09%, 01/13/2029
(n)
61 58
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.11%
CSC Holdings LLC
6.37%, 04/15/2027
(n)
49 43
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
9.07%, 08/02/2027
(n)
161 157
1 Month USD LIBOR + 5.00%
$ 200
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
12.94%, 11/01/2025
(n)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.02%
Valcour Packaging LLC
7.98%, 09/30/2028
(n)
45 37
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0.14%
Bausch Health Cos Inc
9.15%, 01/27/2027
(n)
234 177
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
7.25%, 05/05/2028
(n)
85 84
1 Month USD LIBOR + 3.50%
$ 261
Retail - 0.08%
IRB Holding Corp
6.50%, 02/05/2025
(n)
152 150
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,665
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 52.71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.65%
2.13%, 02/01/2037 $ 2 $ 2
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 25 23
3.00%, 11/01/2042 152 138
3.00%, 11/01/2042 27 24
3.00%, 03/01/2043 756 689
3.00%, 12/01/2046 54 49
3.50%, 10/01/2041 14 13
3.50%, 04/01/2042 50 47
3.50%, 04/01/2042 19 18
3.50%, 10/01/2045 386 360
3.50%, 03/01/2048 57 53
4.00%, 02/01/2045 7 6
4.00%, 02/01/2046 125 120
4.00%, 02/01/2046 32 31
4.00%, 06/01/2046 23 22
4.00%, 04/01/2047 111 107
4.00%, 11/01/2047 160 152
4.50%, 07/01/2024 2 2
4.50%, 10/01/2041 15 14
4.50%, 12/01/2043 366 360
4.50%, 03/01/2046 154 152
5.00%, 06/01/2031 37 37
5.00%, 10/01/2035 14 14
5.00%, 06/01/2041 518 526
6.00%, 06/01/2032 11 11
6.00%, 10/01/2032 6 6
6.00%, 01/01/2038 27 28
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 4 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 24 24
7.50%, 03/01/2031 5 5
8.00%, 09/01/2030 25 26
$ 3,080
Federal National Mortgage Association (FNMA) - 0.08%
3.50%, 01/01/2038
(o)
150 144
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24.98%
2.00%, 12/01/2035 449 401
2.00%, 03/01/2036 639 570
2.00%, 07/01/2050 1,367 1,119
2.00%, 01/01/2051 1,132 941
2.00%, 02/01/2051 3,804 3,147
2.00%, 03/01/2051 1,440 1,194
2.00%, 03/01/2051 1,252 1,031
2.00%, 12/01/2051 548 453
2.00%, 12/01/2051 1,862 1,525
2.00%, 04/01/2052 2,252 1,846
2.00%, 05/01/2052 581 480
2.50%, 06/01/2035 1,008 925
2.50%, 08/01/2035 1,168 1,076
2.50%, 08/01/2050 1,540 1,320
2.50%, 07/01/2051 1,155 990
2.50%, 09/01/2051 755 646
2.50%, 09/01/2051 449 386
2.50%, 11/01/2051 663 570
2.50%, 01/01/2052 711 610
2.50%, 02/01/2052 571 487
2.50%, 02/01/2052 1,599 1,356
2.50%, 04/01/2052 573 488
2.50%, 04/01/2052 1,588 1,351

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2053
(o)
$ 368 $ 311
3.00%, 03/01/2034 112 105
3.00%, 01/01/2038
(o)
1,625 1,522
3.00%, 03/01/2042 37 33
3.00%, 03/01/2042 34 31
3.00%, 05/01/2042 20 18
3.00%, 06/01/2042 34 31
3.00%, 06/01/2042 16 15
3.00%, 05/01/2043 92 83
3.00%, 07/01/2050 500 444
3.00%, 11/01/2050 428 383
3.00%, 07/01/2051 2,137 1,879
3.00%, 04/01/2052 2,307 2,043
3.00%, 01/01/2053
(o)
425 373
3.50%, 04/01/2030 140 137
3.50%, 05/01/2034 621 597
3.50%, 08/01/2034 128 122
3.50%, 12/01/2040 29 27
3.50%, 01/01/2041 15 14
3.50%, 12/01/2041 7 7
3.50%, 03/01/2042 15 14
3.50%, 04/01/2042 32 30
3.50%, 11/01/2042 484 453
3.50%, 07/01/2043 443 415
3.50%, 01/01/2044 132 123
3.50%, 11/01/2044 628 587
3.50%, 06/01/2045 45 42
3.50%, 05/01/2046 12 11
3.50%, 10/01/2047 779 730
3.50%, 11/01/2047 324 301
3.50%, 03/01/2048 458 426
3.50%, 06/01/2051 222 203
3.50%, 01/01/2053
(o)
1,400 1,272
4.00%, 03/01/2034 179 175
4.00%, 09/01/2040 35 33
4.00%, 05/01/2041 80 77
4.00%, 10/01/2041 23 22
4.00%, 10/01/2041 11 10
4.00%, 11/01/2041 16 15
4.00%, 04/01/2042 12 12
4.00%, 11/01/2043 48 46
4.00%, 02/01/2044 53 51
4.00%, 06/01/2044 106 102
4.00%, 09/01/2044 9 8
4.00%, 09/01/2045 47 45
4.00%, 12/01/2045 207 198
4.00%, 01/01/2047 18 17
4.00%, 11/01/2047 692 661
4.00%, 05/01/2048 31 30
4.00%, 10/01/2048 144 138
4.00%, 01/01/2049 67 64
4.00%, 01/01/2053
(o)
3,000 2,813
4.50%, 07/01/2025 7 7
4.50%, 08/01/2040 19 18
4.50%, 11/01/2040 402 398
4.50%, 08/01/2041 12 12
4.50%, 09/01/2041 131 130
4.50%, 05/01/2044 15 15
4.50%, 12/01/2044 22 22
4.50%, 06/01/2046 11 11
4.50%, 05/01/2047 9 9
4.50%, 05/01/2047 19 19
4.50%, 05/01/2049 85 83
4.50%, 01/01/2053
(o)
1,925 1,852
5.00%, 10/01/2041 70 71
5.00%, 06/01/2048 156 157
5.00%, 01/01/2053
(o)
1,300 1,281
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 07/01/2033 $ 95 $ 97
5.50%, 04/01/2035 10 10
5.50%, 08/01/2036 252 261
5.50%, 02/01/2037 2 2
5.50%, 05/01/2040 8 8
5.50%, 01/01/2053
(o)
1,000 1,002
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 69 71
6.00%, 02/01/2037 21 21
6.00%, 02/01/2038 25 27
6.00%, 01/01/2053
(o)
800 812
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 16 17
6.50%, 07/01/2037 4 4
6.50%, 02/01/2038 24 25
6.50%, 09/01/2038 69 74
$ 46,729
Government National Mortgage Association (GNMA) - 8.42%
2.00%, 02/20/2051 1,554 1,303
2.00%, 07/20/2051 2,591 2,172
2.50%, 06/20/2050 752 657
2.50%, 05/20/2051 1,027 893
2.50%, 09/20/2051 1,525 1,323
2.50%, 01/01/2053
(o)
550 477
3.00%, 02/15/2043 156 143
3.00%, 07/20/2044 186 169
3.00%, 01/20/2046 116 105
3.00%, 07/20/2046 175 159
3.00%, 12/20/2046 504 455
3.00%, 09/20/2051 1,513 1,354
3.00%, 01/01/2053
(o)
436 388
3.50%, 04/20/2046 108 100
3.50%, 10/20/2046 113 105
3.50%, 07/20/2047 481 448
3.50%, 01/01/2053
(o)
2,400 2,205
4.00%, 02/15/2042 57 55
4.00%, 06/20/2046 15 14
4.00%, 01/20/2048 651 636
4.00%, 01/01/2053
(o)
600 568
4.50%, 09/15/2039 327 324
4.50%, 11/15/2040 49 49
4.50%, 06/20/2048 3 3
4.50%, 01/01/2053
(o)
1,050 1,018
5.00%, 02/15/2034 102 104
5.00%, 10/15/2034 36 36
5.00%, 10/20/2039 17 17
5.00%, 07/20/2040 10 10
5.00%, 02/15/2042 42 43
5.50%, 12/20/2033 51 52
5.50%, 05/20/2035 5 6
5.50%, 12/20/2048 111 114
6.00%, 01/20/2029 8 9
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 8 8
6.00%, 12/20/2036 30 32
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 185 191
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 3 3
$ 15,752
U.S. Treasury - 14.50%
1.25%, 08/15/2031 3,650 2,960
1.38%, 11/15/2031 3,500 2,849
1.63%, 08/15/2029 1,100 954
1.75%, 08/15/2041 680 465
1.88%, 11/15/2051 375 237

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 08/15/2051
(p)
$ 2,900 $ 1,899
2.25%, 11/15/2027 6,000 5,529
2.25%, 02/15/2052 2,325 1,617
2.88%, 05/15/2032 1,725 1,590
3.00%, 05/15/2045 1,140 939
3.00%, 11/15/2045
(q)
2,750 2,262
3.13%, 05/15/2048 3,210 2,698
3.75%, 11/15/2043 1,650 1,546
4.75%, 02/15/2037 1,435 1,568
$ 27,113
U.S. Treasury Bill - 3.08%
4.09%, 03/30/2023
(r)
235 232
4.46%, 05/18/2023
(r)
5,630 5,535
$ 5,767
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 98,585
Total Investments $ 202,572
Other Assets and Liabilities -  (8.31)% (15,549)
TOTAL NET ASSETS - 100.00% $ 187,023
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $894 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,292 or 15.66% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $535 or 0.29% of net assets.
(h) Non-income producing security
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $863 or 0.46% of net assets.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,676 or 0.90% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $305 or 0.16% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38.42%
Government 18.84%
Financial 14.65%
Consumer, Non-cyclical 5.98%
Asset Backed Securities 4.82%
Communications 4.43%
Industrial 4.03%
Consumer, Cyclical 3.74%
Energy 3.70%
Utilities 3 .65%
Technology 3.01%
Money Market Funds 1.76%
Basic Materials 1.28%
Other Assets and Liabilities
(8.31)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 6,428 $ 4,033 $ 2,395
Principal Government Money Market Fund - Institutional Class 4.09% 11,178 104,412 115,590 —
$ 11,178 $ 110,840 $ 119,623 $ 2,395
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 5 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 87 — — —
$ 92 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2023 Short 42 $ 4,716 $ 16
US 2 Year Note; March 2023 Short 10 2,051 (2)
US 5 Year Note; March 2023 Long 30 3,238 (9)

Schedule of Investments
Core Plus Bond Account
December 31, 2022
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2023 Long 18 $ 2,256 $ (20)
Total $ (15)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
December 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 7,056 $ 441 $ (87) $ 354
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 2,930 (65) 5 (60)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 11,090 17 (82) (65)
Total $ 393 $ (164) $ 229
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .64%
International Equity Index Fund
(a)
5,372,966 $ 52,548
MidCap S&P 400 Index Fund
(a)
1,622,714 31,886
SmallCap S&P 600 Index Fund
(a)
1,400,750 32,665
$ 117,099
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .39%
Bond Market Index Account
(a)
40,459,081 369,391
LargeCap S&P 500 Index Account
(a)
14,398,107 262,622
$ 632,013
TOTAL INVESTMENT COMPANIES $ 749,112
Total Investments $ 749,112
Other Assets and Liabilities -  (0.03)% (197)
TOTAL NET ASSETS - 100.00% $ 748,915
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .32%
Domestic Equity Funds 43 .69%
International Equity Funds 7 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 498,779 $ 57,286 $ 114,930 $ 369,391
International Equity Index Fund 71,164 9,205 16,503 52,548
LargeCap S&P 500 Index Account 353,415 78,652 74,600 262,622
MidCap S&P 400 Index Fund 41,040 8,543 10,632 31,886
SmallCap S&P 600 Index Fund 41,100 10,544 9,850 32,665
$ 1,005,498 $ 164,230 $ 226,515 $ 749,112
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 8,735 $ (1,482) $ 379 $ (70,262)
International Equity Index Fund 1,390 (95) 58 (11,223)
LargeCap S&P 500 Index Account 4,301 12,079 29,564 (106,924)
MidCap S&P 400 Index Fund 429 625 1,658 (7,690)
SmallCap S&P 600 Index Fund 418 198 2,602 (9,327)
$ 15,273 $ 11,325 $ 34,261 $ (205,426)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .64%
International Equity Index Fund
(a)
1,014,641 $ 9,923
MidCap S&P 400 Index Fund
(a)
306,423 6,021
SmallCap S&P 600 Index Fund
(a)
264,501 6,168
$ 22,112
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .39%
Bond Market Index Account
(a)
7,640,401 69,757
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,571,016 49,566
$ 119,323
TOTAL INVESTMENT COMPANIES $ 141,435
Total Investments $ 141,435
Other Assets and Liabilities -  (0.03)% (42)
TOTAL NET ASSETS - 100.00% $ 141,393
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .34%
Domestic Equity Funds 43 .67%
International Equity Funds 7 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 91,392 $ 12,366 $ 20,626 $ 69,757
International Equity Index Fund 13,037 2,015 3,032 9,923
LargeCap S&P 500 Managed Volatility Index Account 64,646 14,773 13,549 49,566
MidCap S&P 400 Index Fund 7,518 1,827 2,014 6,021
SmallCap S&P 600 Index Fund 7,529 2,210 1,872 6,168
$ 184,122 $ 33,191 $ 41,093 $ 141,435
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,647 $ (390) $ 71 $ (12,985)
International Equity Index Fund 263 (9) 11 (2,088)
LargeCap S&P 500 Managed Volatility Index Account 555 333 5,279 (16,637)
MidCap S&P 400 Index Fund 81 64 313 (1,374)
SmallCap S&P 600 Index Fund 79 50 491 (1,749)
$ 2,625 $ 48 $ 6,165 $ (34,833)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Exchange-Traded Funds - 9.44%
iShares Core S&P 500 ETF 50,932 $ 19,568
Money Market Funds - 10.54%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
21,849,093 21,849
Principal Funds, Inc. Class R-6 - 15.64%
International Equity Index Fund
(a)
1,487,274 14,545
MidCap S&P 400 Index Fund
(a)
448,997 8,823
SmallCap S&P 600 Index Fund
(a)
387,522 9,037
$ 32,405
Principal Variable Contracts Funds, Inc.  Class 1 - 64.38%
Bond Market Index Account
(a)
11,199,902 102,255
LargeCap S&P 500 Index Account
(a)
1,708,049 31,155
$ 133,410
TOTAL INVESTMENT COMPANIES $ 207,232
Total Investments $ 207,232
Other Assets and Liabilities -  0.00% (2)
TOTAL NET ASSETS - 100.00% $ 207,230
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.34%
Domestic Equity Funds 23.66%
Money Market Funds 10.54%
Investment Companies 9.44%
International Equity Funds 7.02%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 114,043 $ 22,135 $ 16,573 $ 102,255
International Equity Index Fund 16,269 3,935 3,039 14,545
LargeCap S&P 500 Index Account 34,629 13,760 7,299 31,155
MidCap S&P 400 Index Fund 9,382 3,441 2,287 8,823
Principal Government Money Market Fund - Class R-6 4.15% — 37,124 15,275 21,849
Principal Government Money Market Fund - Institutional Class 4.09% 13,645 18 7,799 201,444 —
SmallCap S&P 600 Index Fund 9,395 4,051 2,144 9,037
$ 197,363 $ 272,245 $ 248,061 $ 187,664
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,248 $ (113) $ 98 $ (17,237)
International Equity Index Fund 382 (8) 16 (2,612)
LargeCap S&P 500 Index Account 475 24 3,261 (9,959)
MidCap S&P 400 Index Fund 118 16 456 (1,729)
Principal Government Money Market Fund - Class R-6 4.15% 54 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 273 — — —
SmallCap S&P 600 Index Fund 115 4 715 (2,269)
$ 3,665 $ (77) $ 4,546 $ (33,806)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .72%
International Equity Index Fund
(a)
31,097,568 $ 304,134
MidCap S&P 400 Index Fund
(a)
8,220,718 161,537
SmallCap S&P 600 Index Fund
(a)
7,097,263 165,508
$ 631,179
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .31%
Bond Market Index Account
(a)
114,736,784 1,047,547
LargeCap S&P 500 Index Account
(a)
75,001,544 1,368,029
$ 2,415,576
TOTAL INVESTMENT COMPANIES $ 3,046,755
Total Investments $ 3,046,755
Other Assets and Liabilities -  (0.03)% (818)
TOTAL NET ASSETS - 100.00% $ 3,045,937
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .65%
Fixed Income Funds 34 .39%
International Equity Funds 9 .99%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 1,377,128 $ 195,283 $ 324,814 $ 1,047,547
International Equity Index Fund 401,011 52,844 85,225 304,134
LargeCap S&P 500 Index Account 1,792,336 346,634 280,252 1,368,029
MidCap S&P 400 Index Fund 202,357 36,467 41,578 161,537
SmallCap S&P 600 Index Fund 202,651 47,140 38,088 165,508
$ 3,975,483 $ 678,368 $ 769,957 $ 3,046,755
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 24,677 $ (4,235) $ 1,070 $ (195,815)
International Equity Index Fund 8,043 21 335 (64,517)
LargeCap S&P 500 Index Account 22,313 24,319 153,395 (515,008)
MidCap S&P 400 Index Fund 2,188 370 8,448 (36,079)
SmallCap S&P 600 Index Fund 2,129 (456) 13,255 (45,739)
$ 59,350 $ 20,019 $ 176,503 $ (857,158)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .73%
International Equity Index Fund
(a)
2,991,900 $ 29,261
MidCap S&P 400 Index Fund
(a)
791,022 15,544
SmallCap S&P 600 Index Fund
(a)
682,953 15,926
$ 60,731
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .30%
Bond Market Index Account
(a)
11,038,330 100,780
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,477,007 131,541
$ 232,321
TOTAL INVESTMENT COMPANIES $ 293,052
Total Investments $ 293,052
Other Assets and Liabilities -  (0.03)% (82)
TOTAL NET ASSETS - 100.00% $ 292,970
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .64%
Fixed Income Funds 34 .40%
International Equity Funds 9 .99%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 134,856 $ 19,344 $ 33,908 $ 100,780
International Equity Index Fund 39,269 5,482 9,186 29,261
LargeCap S&P 500 Managed Volatility Index Account 175,242 31,730 31,350 131,541
MidCap S&P 400 Index Fund 19,816 3,876 4,677 15,544
SmallCap S&P 600 Index Fund 19,845 4,882 4,318 15,926
$ 389,028 $ 65,314 $ 83,439 $ 293,052
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,403 $ (718) $ 104 $ (18,794)
International Equity Index Fund 775 (4) 33 (6,300)
LargeCap S&P 500 Managed Volatility Index Account 1,487 1,084 14,145 (45,165)
MidCap S&P 400 Index Fund 211 155 815 (3,626)
SmallCap S&P 600 Index Fund 205 120 1,278 (4,603)
$ 5,081 $ 637 $ 16,375 $ (78,488)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Exchange-Traded Funds - 6.17%
iShares Core S&P 500 ETF 192,349 $ 73,903
Money Market Funds - 13.73%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
164,295,781 164,296
Principal Funds, Inc. Class R-6 - 20.73%
International Equity Index Fund
(a)
12,224,858 119,559
MidCap S&P 400 Index Fund
(a)
3,230,258 63,475
SmallCap S&P 600 Index Fund
(a)
2,788,326 65,024
$ 248,058
Principal Variable Contracts Funds, Inc.  Class 1 - 59.37%
Bond Market Index Account
(a)
45,108,230 411,838
LargeCap S&P 500 Index Account
(a)
16,380,597 298,782
$ 710,620
TOTAL INVESTMENT COMPANIES $ 1,196,877
Total Investments $ 1,196,877
Other Assets and Liabilities -  0.00% (46)
TOTAL NET ASSETS - 100.00% $ 1,196,831
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35.70%
Fixed Income Funds 34.41%
Money Market Funds 13.73%
International Equity Funds 9.99%
Investment Companies 6.17%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 442,708 $ 97,622 $ 60,362 $ 411,838
International Equity Index Fund 128,898 30,844 19,434 119,559
LargeCap S&P 500 Index Account 320,078 125,136 52,793 298,782
MidCap S&P 400 Index Fund 65,042 22,788 12,254 63,475
Principal Government Money Market Fund - Class R-6 4.15% — 240,218 75,922 164,296
Principal Government Money Market Fund - Institutional Class 4.09% 98,839 1,167,117 1,265,956 —
SmallCap S&P 600 Index Fund 65,132 27,456 11,504 65,024
$ 1,120,697 $ 1,711,181 $ 1,498,225 $ 1,122,974
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 9,007 $ (333) $ 391 $ (67,797)
International Equity Index Fund 3,151 9 131 (20,758)
LargeCap S&P 500 Index Account 4,526 208 31,115 (93,847)
MidCap S&P 400 Index Fund 854 53 3,294 (12,154)
Principal Government Money Market Fund - Class R-6 4.15% 397 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 1,696 — — —
SmallCap S&P 600 Index Fund 831 13 5,169 (16,073)
$ 20,462 $ (50) $ 40,100 $ (210,629)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .51%
International Equity Index Fund
(a)
1,046,772 $ 10,237
MidCap S&P 400 Index Fund
(a)
414,684 8,149
SmallCap S&P 600 Index Fund
(a)
357,870 8,346
$ 26,732
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .52%
Bond Market Index Account
(a)
17,934,221 163,738
LargeCap S&P 500 Index Account
(a)
3,506,307 63,955
$ 227,693
TOTAL INVESTMENT COMPANIES $ 254,425
Total Investments $ 254,425
Other Assets and Liabilities -  (0.03)% (71)
TOTAL NET ASSETS - 100.00% $ 254,354
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .37%
Domestic Equity Funds 31 .63%
International Equity Funds 4 .03%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 211,280 $ 30,876 $ 47,950 $ 163,738
International Equity Index Fund 13,249 2,464 3,391 10,237
LargeCap S&P 500 Index Account 82,251 25,588 22,001 63,955
MidCap S&P 400 Index Fund 10,028 2,999 3,168 8,149
SmallCap S&P 600 Index Fund 10,043 3,526 2,992 8,346
$ 326,851 $ 65,453 $ 79,502 $ 254,425
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,721 $ (336) $ 161 $ (30,132)
International Equity Index Fund 269 (1) 11 (2,084)
LargeCap S&P 500 Index Account 1,006 1,905 6,921 (23,788)
MidCap S&P 400 Index Fund 109 38 420 (1,748)
SmallCap S&P 600 Index Fund 106 13 658 (2,244)
$ 5,211 $ 1,619 $ 8,171 $ (59,996)
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 2 .06 % Shares Held Value (000's)
Money Market Funds - 2 .06%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
4,241,984 $ 4,242
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
637,258 637
$ 4,879
TOTAL INVESTMENT COMPANIES $ 4,879
COMMON STOCKS - 99 .46 % Shares Held Value (000's)
Aerospace & Defense - 0 .48%
BAE Systems PLC 110,979 $ 1,146
Apparel - 2 .15%
Gildan Activewear Inc 54,300 1,487
LVMH Moet Hennessy Louis Vuitton SE 4,962 3,611
$ 5,098
Automobile Manufacturers - 2 .42%
Bayerische Motoren Werke AG 17,270 1,529
Ferrari NV 3,607 773
Kia Corp
(d)
12,195 574
Toyota Motor Corp 209,400 2,857
$ 5,733
Banks - 12 .53%
Bank Leumi Le-Israel BM 140,462 1,170
Bank Negara Indonesia Persero Tbk PT 2,179,300 1,291
Bank of Ireland Group PLC 191,128 1,821
Bank Rakyat Indonesia Persero Tbk PT 8,369,208 2,653
Bankinter SA 113,257 759
DBS Group Holdings Ltd 122,100 3,091
DNB Bank ASA 41,758 825
FinecoBank Banca Fineco SpA 50,395 837
Grupo Financiero Banorte SAB de CV 174,759 1,258
HDFC Bank Ltd ADR 13,020 891
ICICI Bank Ltd ADR 148,865 3,259
Kasikornbank PCL 192,300 817
Kotak Mahindra Bank Ltd 69,799 1,536
Lloyds Banking Group PLC 3,505,134 1,913
Nordea Bank Abp 191,304 2,049
PT Bank Central Asia Tbk 1,835,800 1,007
Resona Holdings Inc 147,000 807
Toronto-Dominion Bank/The 39,900 2,583
United Overseas Bank Ltd 48,000 1,099
$ 29,666
Beverages - 1 .64%
Diageo PLC 45,487 1,991
Kweichow Moutai Co Ltd 4,799 1,193
Remy Cointreau SA 4,178 704
$ 3,888
Biotechnology - 1 .19%
CSL Ltd 8,083 1,576
Genmab A/S
(d)
2,935 1,241
$ 2,817
Building Materials - 1 .28%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
276,300 1,333
China Lesso Group Holdings Ltd 351,000 364
CRH PLC 33,661 1,339
$ 3,036
Chemicals - 2 .14%
Air Liquide SA 9,058 1,286
K+S AG 33,316 657
Nutrien Ltd 26,000 1,898
Shin-Etsu Chemical Co Ltd 10,100 1,233
$ 5,074
Commercial Services - 1 .14%
Localiza Rent a Car SA 123,098 1,241
Localiza Rent a Car SA - Rights
(d)
538 1
TechnoPro Holdings Inc 35,900 956
TOPPAN INC 33,400 493
$ 2,691
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .04%
Capgemini SE 13,575 $ 2,269
Infosys Ltd 94,831 1,729
Logitech International SA 14,160 878
Teleperformance 6,340 1,516
WNS Holdings Ltd ADR
(d)
9,892 791
$ 7,183
Consumer Products - 0 .62%
Reckitt Benckiser Group PLC 21,036 1,458
Cosmetics & Personal Care - 2 .83%
L'Oreal SA 9,016 3,229
Unilever PLC 68,562 3,461
$ 6,690
Distribution & Wholesale - 1 .51%
ITOCHU Corp 71,300 2,237
RS GROUP PLC 66,943 721
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
261,334 625
$ 3,583
Diversified Financial Services - 2 .74%
Bajaj Finance Ltd 12,208 967
Banco BTG Pactual SA 188,600 855
Brookfield Asset Management Ltd
(d)
20,267 580
Deutsche Boerse AG 6,180 1,064
Euronext NV
(e)
7,604 563
Housing Development Finance Corp Ltd 41,354 1,315
London Stock Exchange Group PLC 13,215 1,136
$ 6,480
Electric - 1 .51%
Iberdrola SA 206,182 2,407
SSE PLC 56,479 1,162
$ 3,569
Electronics - 1 .78%
Halma PLC 30,966 737
Hoya Corp 19,796 1,896
Kyocera Corp 15,200 755
Shimadzu Corp 29,000 821
$ 4,209
Engineering & Construction - 0 .95%
Anhui Honglu Steel Construction Group Co Ltd 120,898 510
Vinci SA 17,521 1,747
$ 2,257
Food - 3 .98%
Danone SA 25,207 1,329
Dino Polska SA
(d),(e)
6,849 588
Nestle SA 37,570 4,340
Seven & i Holdings Co Ltd 61,100 2,618
Want Want China Holdings Ltd 818,000 545
$ 9,420
Food Service - 0 .49%
Compass Group PLC 50,024 1,155
Healthcare - Products - 0 .69%
Alcon Inc 15,587 1,069
Sartorius Stedim Biotech 1,759 572
$ 1,641
Healthcare - Services - 0 .95%
ICON PLC
(d)
5,810 1,129
Lonza Group AG 2,264 1,111
$ 2,240
Home Builders - 0 .56%
Taylor Wimpey PLC 1,084,474 1,328
Home Furnishings - 0 .87%
Haier Smart Home Co Ltd 415,800 1,411
Howden Joinery Group PLC 94,349 637
$ 2,048

Schedule of Investments
Diversified International Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5 .25%
AIA Group Ltd 298,400 $ 3,295
ASR Nederland NV 14,556 692
AXA SA 68,860 1,918
Fairfax Financial Holdings Ltd 2,900 1,718
MS&AD Insurance Group Holdings Inc 30,300 969
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
6,102 1,974
Prudential PLC 66,317 904
Tryg A/S 40,075 952
$ 12,422
Internet - 1 .21%
JD.com Inc 70,050 1,955
Pinduoduo Inc ADR
(d)
11,215 915
$ 2,870
Investment Companies - 0 .23%
EXOR NV
(d)
7,460 546
Leisure Products & Services - 0 .96%
Shimano Inc
(f)
10,100 1,596
Yamaha Motor Co Ltd
(f)
29,500 667
$ 2,263
Machinery - Construction & Mining - 1 .75%
Mitsubishi Electric Corp 94,000 931
Mitsubishi Heavy Industries Ltd 48,700 1,925
Weir Group PLC/The 64,042 1,288
$ 4,144
Machinery - Diversified - 2 .59%
Atlas Copco AB - A Shares 172,423 2,043
Ebara Corp 20,100 716
Keyence Corp 5,100 1,980
NARI Technology Co Ltd 202,078 710
THK Co Ltd 36,600 692
$ 6,141
Metal Fabrication & Hardware - 0 .42%
APL Apollo Tubes Ltd 74,699 983
Mining - 3 .75%
Anglo American PLC 45,749 1,791
BHP Group Ltd 93,169 2,886
Franco-Nevada Corp 17,087 2,332
Rio Tinto Ltd 23,790 1,878
$ 8,887
Oil & Gas - 5 .58%
BP PLC 391,611 2,260
Equinor ASA 70,095 2,519
Noble Corp PLC
(d)
17,880 674
Reliance Industries Ltd 47,864 1,469
Shell PLC 112,686 3,177
Suncor Energy Inc 50,600 1,605
Tourmaline Oil Corp 30,000 1,514
$ 13,218
Oil & Gas Services - 0 .91%
Schlumberger Ltd 40,136 2,146
Pharmaceuticals - 7 .64%
AstraZeneca PLC 37,016 5,009
Merck KGaA 5,349 1,032
Novo Nordisk A/S 42,052 5,711
Roche Holding AG 10,363 3,257
Sanofi 31,986 3,084
$ 18,093
Pipelines - 0 .20%
Gaztransport Et Technigaz SA 4,470 478
Private Equity - 2 .55%
3i Group PLC 216,470 3,491
Brookfield Corp 81,069 2,550
$ 6,041
Real Estate - 0 .45%
Mitsubishi Estate Co Ltd 81,200 1,052
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .54%
CapitaLand Integrated Commercial Trust 492,000 $ 751
Segro PLC 56,353 519
$ 1,270
Retail - 4 .92%
ABC-Mart Inc 9,400 531
Alimentation Couche-Tard Inc 59,746 2,626
Arezzo Industria e Comercio SA 29,200 433
Bosideng International Holdings Ltd 1,330,000 630
Dollarama Inc 17,900 1,047
JD Sports Fashion PLC 931,148 1,415
Wal-Mart de Mexico SAB de CV 850,522 3,006
Yum China Holdings Inc 35,922 1,963
$ 11,651
Semiconductors - 7 .25%
ASM International NV 3,112 789
ASML Holding NV 8,680 4,733
Renesas Electronics Corp
(d)
170,700 1,509
Samsung Electronics Co Ltd 92,281 4,050
SK Hynix Inc 13,101 782
Taiwan Semiconductor Manufacturing Co Ltd 365,140 5,303
$ 17,166
Software - 0 .80%
Dassault Systemes SE 28,851 1,037
Nexon Co Ltd
(f)
37,800 849
$ 1,886
Telecommunications - 1 .47%
Nice Ltd ADR
(d),(f)
5,070 975
Nippon Telegraph & Telephone Corp 88,200 2,515
$ 3,490
Toys, Games & Hobbies - 1 .12%
Nintendo Co Ltd 63,000 2,649
Transportation - 2 .38%
Canadian National Railway Co 24,028 2,854
Canadian Pacific Railway Ltd 37,200 2,774
$ 5,628
TOTAL COMMON STOCKS $ 235,434
Total Investments $ 240,313
Other Assets and Liabilities -  (1.52)% (3,592)
TOTAL NET ASSETS - 100.00% $ 236,721
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,242 or
1.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,151 or 0.49% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,045 or 1.71% of net assets.

Schedule of Investments
Diversified International Account
December 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 15 .50%
Japan 14 .06%
Canada 10 .80%
France 9 .62%
India 5 .49%
China 4 .59%
Switzerland 4 .49%
Denmark 3 .33%
United States 3 .26%
Netherlands 3 .09%
Australia 2 .68%
Germany 2 .65%
Korea, Republic Of 2 .28%
Taiwan 2 .24%
Singapore 2 .09%
Indonesia 2 .09%
Ireland 1 .82%
Mexico 1 .80%
Hong Kong 1 .66%
Norway 1 .41%
Spain 1 .34%
Brazil 1 .33%
Israel 0 .90%
Finland 0 .87%
Sweden 0 .86%
Italy 0 .68%
Thailand 0 .34%
Poland 0 .25%
Other Assets and Liabilities
( 1 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 1,819 $ 1,182 $ 637
Principal Government Money Market Fund - Institutional Class 4.09% 115 87,181 87,296 —
$ 115 $ 89,000 $ 88,478 $ 637
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 1 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 54 — — —
$ 55 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3.44% Shares Held Value (000's)
Money Market Funds - 3.44%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
5,136,218 $ 5,136
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b),(c)
18,363,139 18,363
$ 23,499
TOTAL INVESTMENT COMPANIES $ 23,499
COMMON STOCKS - 97.94% Shares Held Value (000's)
Apparel - 0.68%
NIKE Inc 39,609 $ 4,635
Automobile Manufacturers - 3.32%
Cummins Inc 23,923 5,796
PACCAR Inc 170,391 16,864
$ 22,660
Automobile Parts & Equipment - 2.35%
Magna International Inc 285,410 16,034
Banks - 10.01%
Bank of America Corp 351,587 11,645
First Republic Bank/CA 71,683 8,737
JPMorgan Chase & Co 125,321 16,806
Morgan Stanley 208,049 17,688
PNC Financial Services Group Inc /The 85,337 13,478
$ 68,354
Beverages - 1.74%
Coca-Cola Co/The 186,726 11,878
Biotechnology - 1.80%
Corteva Inc 208,416 12,251
Chemicals - 2.48%
Air Products and Chemicals Inc 39,334 12,125
PPG Industries Inc 38,063 4,786
$ 16,911
Computers - 1.40%
Apple Inc 73,341 9,529
Diversified Financial Services - 3.72%
BlackRock Inc 22,796 16,154
Discover Financial Services 94,365 9,232
$ 25,386
Electric - 5.68%
Eversource Energy 44,149 3,701
NextEra Energy Inc 152,884 12,781
Sempra Energy 28,728 4,440
WEC Energy Group Inc 96,609 9,058
Xcel Energy Inc 125,089 8,770
$ 38,750
Food - 2.85%
Hormel Foods Corp 313,881 14,297
Tyson Foods Inc 82,978 5,166
$ 19,463
Healthcare - Products - 4.82%
Abbott Laboratories 129,766 14,247
Medtronic PLC 144,540 11,233
STERIS PLC 40,347 7,452
$ 32,932
Healthcare - Services - 1.02%
UnitedHealth Group Inc 13,102 6,947
Home Builders - 1.41%
DR Horton Inc 107,729 9,603
Insurance - 3.67%
Chubb Ltd 66,572 14,686
Fidelity National Financial Inc 276,193 10,390
$ 25,076
Machinery - Diversified - 2.65%
Deere & Co 42,208 18,097
Media - 3.04%
Cable One Inc 6,187 4,404
Comcast Corp - Class A 467,513 16,349
$ 20,753
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4.07%
Parker-Hannifin Corp 57,624 $ 16,768
Trane Technologies PLC 65,547 11,018
$ 27,786
Oil & Gas - 6 .00%
Chevron Corp 63,468 11,392
EOG Resources Inc 108,149 14,008
Marathon Petroleum Corp 133,914 15,586
$ 40,986
Pharmaceuticals - 10.81%
Becton Dickinson and Co 60,492 15,383
Eli Lilly & Co 1,967 720
Merck & Co Inc 168,388 18,683
Novartis AG ADR 160,813 14,589
Pfizer Inc 207,598 10,637
Roche Holding AG ADR 352,045 13,782
$ 73,794
Pipelines - 1.94%
Enterprise Products Partners LP 548,561 13,231
Private Equity - 1.77%
KKR & Co Inc 259,991 12,069
REITs - 4.00%
Alexandria Real Estate Equities Inc 79,783 11,622
Digital Realty Trust Inc 85,859 8,609
Realty Income Corp 111,635 7,081
$ 27,312
Retail - 3.54%
Costco Wholesale Corp 26,534 12,113
Starbucks Corp 78,474 7,784
Target Corp 28,386 4,231
$ 24,128
Semiconductors - 3.37%
Microchip Technology Inc 192,110 13,496
Taiwan Semiconductor Manufacturing Co Ltd
ADR
127,737 9,515
$ 23,011
Software - 3.56%
Fidelity National Information Services Inc 81,750 5,547
Microsoft Corp 35,610 8,540
SAP SE ADR
(d)
99,011 10,217
$ 24,304
Telecommunications - 4.61%
BCE Inc 358,651 15,763
Verizon Communications Inc 399,332 15,733
$ 31,496
Transportation - 1.63%
Expeditors International of Washington Inc 75,148 7,809
Union Pacific Corp 16,067 3,327
$ 11,136
TOTAL COMMON STOCKS $ 668,512
Total Investments $ 692,011
Other Assets and Liabilities -  (1.38)% (9,444)
TOTAL NET ASSETS - 100.00% $ 682,567
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,426 or 1.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,115 or 1.48% of net assets.

Schedule of Investments
Equity Income Account
December 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23.17%
Consumer, Non-cyclical 23.04%
Consumer, Cyclical 11.30%
Industrial 8.35%
Technology 8.33%
Energy 7.94%
Communications 7.65%
Utilities 5.68%
Money Market Funds 3.44%
Basic Materials 2.48%
Other Assets and Liabilities
(1.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 39,896 $ 21,533 $ 18,363
Principal Government Money Market Fund - Institutional Class 4.09% 11,037 206,158 217,195 —
$ 11,037 $ 246,054 $ 238,728 $ 18,363
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 31 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 171 — — —
$ 202 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 4 .11 % Shares Held Value (000's)
Money Market Funds - 4 .11%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
351,534 $ 352
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
2,443,336 2,443
$ 2,795
TOTAL INVESTMENT COMPANIES $ 2,795
COMMON STOCKS - 96 .67 % Shares Held Value (000's)
Agriculture - 0 .80%
Muyuan Foods Co Ltd 35,000 $ 246
SLC Agricola SA 33,880 301
$ 547
Airlines - 0 .42%
Air Arabia PJSC 484,117 283
Apparel - 0 .82%
Fila Holdings Corp 9,192 243
Youngone Corp
(d)
8,526 318
$ 561
Automobile Manufacturers - 2 .63%
Ashok Leyland Ltd 203,109 352
Geely Automobile Holdings Ltd 131,000 189
Hyundai Motor Co 3,327 398
Kia Corp
(d)
11,066 521
Yadea Group Holdings Ltd
(e)
196,000 326
$ 1,786
Automobile Parts & Equipment - 0 .76%
Fuyao Glass Industry Group Co Ltd
(e)
54,400 227
Weichai Power Co Ltd 221,000 292
$ 519
Banks - 9 .09%
Bank of Jiangsu Co Ltd 203,190 214
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 890
Grupo Financiero Banorte SAB de CV 98,000 705
HDFC Bank Ltd 30,088 590
Hong Leong Bank Bhd 47,200 220
ICICI Bank Ltd 111,050 1,194
Kasikornbank PCL 90,900 386
Kotak Mahindra Bank Ltd 14,474 319
PT Bank Central Asia Tbk 1,314,300 721
Saudi National Bank/The 57,609 775
Vietnam Technological & Commercial Joint Stock
Bank
(d)
142,800 168
$ 6,182
Beverages - 2 .71%
Arca Continental SAB de CV 64,400 522
China Resources Beer Holdings Co Ltd 70,000 487
Kweichow Moutai Co Ltd 1,600 398
Tsingtao Brewery Co Ltd 44,000 433
$ 1,840
Building Materials - 1 .40%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
58,471 282
China Lesso Group Holdings Ltd 168,000 174
China National Building Material Co Ltd 258,000 211
Voltas Ltd 16,168 156
Xinyi Glass Holdings Ltd 70,000 130
$ 953
Chemicals - 1 .25%
Ganfeng Lithium Group Co Ltd
(e)
33,040 245
Navin Fluorine International Ltd 3,005 148
Petronas Chemicals Group Bhd 119,900 234
Supreme Industries Ltd 7,611 225
$ 852
Coal - 0 .55%
Exxaro Resources Ltd 29,161 374
Commercial Services - 1 .67%
Bidvest Group Ltd/The 18,819 236
GPS Participacoes e Empreendimentos SA
(d),(e)
64,788 146
Localiza Rent a Car SA 25,582 258
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Localiza Rent a Car SA - Rights
(d)
111 $ —
MegaStudyEdu Co Ltd 4,537 287
Network International Holdings PLC
(d),(e)
57,646 209
$ 1,136
Computers - 2 .37%
CI&T Inc
(d)
11,295 73
Globant SA
(d)
1,321 222
Infosys Ltd 45,558 831
TDCX Inc ADR
(d)
17,790 220
WNS Holdings Ltd ADR
(d)
3,299 264
$ 1,610
Distribution & Wholesale - 1 .37%
AKR Corporindo Tbk PT 4,865,200 438
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
206,360 494
$ 932
Diversified Financial Services - 4 .31%
Bajaj Finance Ltd 5,329 422
Banco BTG Pactual SA 77,512 351
BOC Aviation Ltd
(e)
34,800 290
CreditAccess Grameen Ltd
(d)
25,580 283
Fubon Financial Holding Co Ltd 345,361 632
Hong Kong Exchanges & Clearing Ltd 5,700 245
KB Financial Group Inc 18,450 707
$ 2,930
Electric - 0 .40%
China Longyuan Power Group Corp Ltd 222,000 270
Electrical Components & Equipment - 0 .99%
Delta Electronics Inc 53,000 492
Frencken Group Ltd 260,800 184
$ 676
Electronics - 0 .80%
Lotes Co Ltd 9,000 241
Voltronic Power Technology Corp 6,000 301
$ 542
Energy - Alternate Sources - 0 .26%
Sao Martinho SA 34,582 174
Engineering & Construction - 0 .44%
Samsung Engineering Co Ltd
(d)
17,055 302
Food - 3 .09%
Bid Corp Ltd 17,925 348
Dino Polska SA
(d),(e)
6,921 594
LT Foods Ltd 99,791 139
Nestle India Ltd 1,079 255
Tingyi Cayman Islands Holding Corp 220,000 388
Want Want China Holdings Ltd 565,000 377
$ 2,101
Gas - 0 .35%
ENN Natural Gas Co Ltd 103,593 240
Hand & Machine Tools - 0 .24%
Techtronic Industries Co Ltd 14,500 161
Healthcare - Products - 1 .31%
Osstem Implant Co Ltd 4,853 531
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
7,900 360
$ 891
Healthcare - Services - 1 .03%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
38,600 275
IHH Healthcare Bhd 143,000 202
WuXi AppTec Co Ltd
(e)
21,500 226
$ 703
Home Furnishings - 0 .98%
Haier Smart Home Co Ltd 141,800 481
Vestel Beyaz Esya Sanayi ve Ticaret AS 254,404 188
$ 669

Schedule of Investments
Global Emerging Markets Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .19%
AIA Group Ltd 63,000 $ 696
ICICI Lombard General Insurance Co Ltd
(e)
16,850 251
ICICI Prudential Life Insurance Co Ltd
(e)
35,601 194
PICC Property & Casualty Co Ltd 576,000 545
Qualitas Controladora SAB de CV
(f)
109,500 484
$ 2,170
Internet - 13 .81%
Alibaba Group Holding Ltd
(d)
143,592 1,575
JD.com Inc 31,407 877
Meituan
(d),(e)
55,500 1,230
My EG Services Bhd 1,923,400 380
Naspers Ltd 4,542 759
Pinduoduo Inc ADR
(d)
9,025 736
Tencent Holdings Ltd 81,200 3,443
Trip.com Group Ltd ADR
(d)
11,377 391
$ 9,391
Investment Companies - 0 .35%
VEF AB
(d),(f)
687,023 162
Yangzijiang Financial Holding Ltd
(d)
293,200 77
$ 239
Iron & Steel - 2 .32%
Gerdau SA ADR 68,444 379
Hunan Valin Steel Co Ltd 268,996 182
Severstal PAO
(d)
9,865 —
Vale SA 60,500 1,019
$ 1,580
Leisure Products & Services - 0 .57%
Eicher Motors Ltd 9,915 386
Lodging - 0 .49%
Galaxy Entertainment Group Ltd 51,000 335
Machinery - Diversified - 1 .30%
NARI Technology Co Ltd 94,192 331
Shanghai Friendess Electronic Technology Corp
Ltd
4,640 145
WEG SA 55,900 408
$ 884
Metal Fabrication & Hardware - 0 .75%
APL Apollo Tubes Ltd 20,651 272
Astral Ltd 10,043 238
$ 510
Mining - 2 .16%
Anglo American PLC 16,432 643
Impala Platinum Holdings Ltd 40,023 503
Polyus PJSC
(d)
108 —
Shandong Gold Mining Co Ltd
(e)
176,250 326
$ 1,472
Miscellaneous Manufacturers - 0 .52%
Elite Material Co Ltd 27,000 149
Pidilite Industries Ltd 6,632 204
$ 353
Oil & Gas - 5 .02%
Indian Oil Corp Ltd 466,806 431
Petro Rio SA
(d)
49,200 347
Reliance Industries Ltd 62,576 1,921
Saudi Arabian Oil Co
(e)
83,249 715
$ 3,414
Pharmaceuticals - 1 .22%
Caplin Point Laboratories Ltd 18,857 163
Grand Pharmaceutical Group Ltd 326,000 191
Hansoh Pharmaceutical Group Co Ltd
(e)
142,000 268
Richter Gedeon Nyrt 9,417 209
$ 831
Pipelines - 1 .03%
Gaztransport Et Technigaz SA 6,560 701
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .26%
China Overseas Land & Investment Ltd 119,000 $ 311
China Resources Land Ltd 70,000 319
Multiplan Empreendimentos Imobiliarios SA 55,500 230
$ 860
Retail - 4 .73%
Arezzo Industria e Comercio SA 11,600 172
Bosideng International Holdings Ltd 664,000 315
El Puerto de Liverpool SAB de CV 36,411 215
Jumbo SA 22,263 382
Lojas Renner SA 52,037 202
Mitra Adiperkasa Tbk PT
(d)
3,033,500 281
Wal-Mart de Mexico SAB de CV 210,300 743
Yifeng Pharmacy Chain Co Ltd 41,492 383
Yum China Holdings Inc 9,350 522
$ 3,215
Semiconductors - 14 .30%
ASML Holding NV - NY Reg Shares 717 392
Hana Materials Inc 4,593 120
MediaTek Inc 26,000 526
Novatek Microelectronics Corp 16,400 167
Parade Technologies Ltd 4,000 100
RichWave Technology Corp 15,621 57
Samsung Electronics Co Ltd 79,530 3,491
SK Hynix Inc 9,327 556
Taiwan Semiconductor Manufacturing Co Ltd 297,164 4,316
$ 9,725
Shipbuilding - 0 .44%
Yangzijiang Shipbuilding Holdings Ltd 293,200 298
Software - 0 .89%
NetEase Inc 41,800 606
Telecommunications - 1 .69%
America Movil SAB de CV ADR 27,444 499
KT Corp 9,920 266
Millicom International Cellular SA
(d)
11,414 145
ZTE Corp 109,400 240
$ 1,150
Transportation - 0 .59%
Container Corp Of India Ltd 17,839 159
MISC Bhd 141,000 240
$ 399
TOTAL COMMON STOCKS $ 65,753
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 6,701 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 68,559
Other Assets and Liabilities -  (0.80)% (544)
TOTAL NET ASSETS - 100.00% $ 68,015
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $352 or
0.52% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,522 or 8.12% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $319 or 0.47% of net assets.

Schedule of Investments
Global Emerging Markets Account
December 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 26 .09%
India 13 .85%
Korea, Republic Of 11 .37%
Taiwan 10 .13%
Brazil 6 .69%
Hong Kong 4 .96%
Mexico 4 .67%
United States 4 .26%
Indonesia 3 .43%
South Africa 3 .27%
Saudi Arabia 2 .19%
Malaysia 2 .14%
France 1 .03%
United Kingdom 0 .94%
Poland 0 .87%
Singapore 0 .86%
United Arab Emirates 0 .73%
Netherlands 0 .58%
Thailand 0 .57%
Greece 0 .56%
Uruguay 0 .33%
Hungary 0 .31%
Turkey 0 .27%
Vietnam 0 .25%
Sweden 0 .24%
Luxembourg 0 .21%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .80 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 3,174 $ 731 $ 2,443
Principal Government Money Market Fund - Institutional Class 4.09% 1,835 23,754 25,589 —
$ 1,835 $ 26,928 $ 26,320 $ 2,443
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 6 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 44 — — —
$ 50 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3.90% Shares Held Value (000's)
Money Market Funds - 3.90%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
20 $ —
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
5,397,467 5,397
$ 5,397
TOTAL INVESTMENT COMPANIES $ 5,397
BONDS - 11.90%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4.15%
AmeriCredit Automobile Receivables Trust
2022-2
4.96%, 12/18/2025 $ 929 $ 930
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 434 429
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 120 119
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 787 776
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 410 406
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 574 568
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 535 529
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 331 331
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 558 556
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 930 932
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
128 128
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 42 42
$ 5,746
Commercial Mortgage Backed Securities - 0.41%
Ginnie Mae
0.06%, 02/16/2055
(e),(f)
9,577 13
0.43%, 04/16/2047
(e),(f)
4,968 49
0.44%, 11/16/2052
(e),(f)
3,460 32
0.58%, 03/16/2060
(e),(f)
1,821 76
2.60%, 05/16/2059 227 195
2.60%, 03/16/2060 230 198
$ 563
Mortgage Backed Securities - 6.06%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
104 91
Fannie Mae Grantor Trust 2005-T1
4.74%, 05/25/2035 113 109
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
617 89
Fannie Mae REMICS
0.00%, 06/25/2045
(e),(g)
1,351 43
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
1.66%, 09/25/2049
(e)
1,055 117
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 10/25/2040
(e)
351 15
3.00%, 04/25/2042 129 125
3.00%, 05/25/2048 85 75
3.00%, 01/25/2051
(e)
1,952 315
4.50%, 04/25/2045
(e)
1,205 262
7.00%, 04/25/2032 55 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
0.00%, 05/15/2038
(e),(g)
$ 1,308 $ 46
1.00 x 12 Month Treasury Average Index
+ 0.00%
1.50%, 04/15/2028 331 309
1.66%, 11/25/2049
(e)
1,191 126
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 11/15/2035 357 354
3.00%, 10/15/2041 19 19
3.00%, 04/15/2046 112 103
Ginnie Mae
1.75%, 06/20/2046
(e)
331 36
(1.00) x 1 Month USD LIBOR + 6.10%
1.79%, 12/20/2043
(e)
758 77
(1.00) x 1 Month USD LIBOR + 6.14%
1.85%, 10/20/2045
(e)
885 97
(1.00) x 1 Month USD LIBOR + 6.20%
1.85%, 11/20/2047
(e)
635 63
(1.00) x 1 Month USD LIBOR + 6.20%
1.95%, 08/20/2050
(e)
2,343 295
(1.00) x 1 Month USD LIBOR + 6.30%
1.95%, 07/20/2051
(e)
1,552 197
(1.00) x 1 Month USD LIBOR + 6.30%
1.95%, 08/20/2051
(e)
1,793 222
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(e)
1,287 189
3.00%, 09/20/2050
(e)
2,265 335
3.00%, 10/20/2050
(e)
1,624 250
3.00%, 11/20/2050
(e)
1,991 303
3.00%, 11/20/2050
(e)
3,370 505
3.00%, 12/20/2050
(e)
1,297 202
3.50%, 10/20/2049
(e)
1,934 323
4.00%, 02/20/2044
(e)
827 62
4.00%, 04/20/2044
(e)
552 47
4.00%, 01/20/2046
(e)
360 25
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
126 111
JP Morgan Mortgage Trust 2017-3
3.75%, 08/25/2047
(d),(f)
505 433
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
929 878
New Residential Mortgage Loan Trust 2015-2
5.38%, 08/25/2055
(d),(f)
786 737
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
137 128
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
405 350
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
259 257
$ 8,377
Other Asset Backed Securities - 1.28%
Chase Funding Trust Series 2004-1
4.85%, 12/25/2033 73 68
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(d)
1,000 992
HPEFS Equipment Trust
1.02%, 05/21/2029
(d)
729 717
$ 1,777
TOTAL BONDS $ 16,463
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94.74%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6.19%
2.00%, 10/01/2031 $ 285 $ 260
2.50%, 02/01/2028 215 205
3.00%, 02/01/2027 69 67
3.00%, 01/01/2031 223 213

Schedule of Investments
Government & High Quality Bond Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2033 $ 419 $ 401
3.00%, 03/01/2037 159 148
3.00%, 08/01/2042 277 253
3.00%, 10/01/2042 252 230
3.00%, 10/01/2042 490 446
3.00%, 05/01/2043 371 338
3.00%, 10/01/2046 447 401
3.50%, 02/01/2032 432 418
3.50%, 04/01/2042 632 592
3.50%, 05/01/2042 300 281
3.50%, 07/01/2042 955 897
3.50%, 02/01/2044 344 322
4.00%, 07/01/2042 453 443
4.00%, 01/01/2043 417 401
4.00%, 06/01/2043 419 403
4.00%, 10/01/2045 565 547
4.23%, 09/01/2032 6 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 440 436
5.00%, 10/01/2025 28 28
5.00%, 02/01/2033 55 56
5.00%, 06/01/2033 96 96
5.00%, 01/01/2034 205 209
5.00%, 07/01/2035 44 45
5.00%, 07/01/2035 4 4
5.00%, 07/01/2035 10 11
5.00%, 10/01/2035 17 18
5.50%, 03/01/2033 47 48
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 05/01/2031 6 6
6.00%, 12/01/2031 5 5
6.00%, 11/01/2033 19 19
6.00%, 09/01/2034 21 22
6.00%, 02/01/2035 11 12
6.00%, 10/01/2036 20 21
6.00%, 03/01/2037 28 28
6.00%, 01/01/2038 38 40
6.00%, 04/01/2038 16 17
6.50%, 05/01/2023 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 6 7
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 3 3
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 15 15
6.50%, 08/01/2031 4 4
6.50%, 10/01/2031 4 4
6.50%, 10/01/2031 6 6
6.50%, 12/01/2031 6 6
6.50%, 02/01/2032 6 6
6.50%, 05/01/2032 14 15
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 11 11
7.00%, 04/01/2028 6 6
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 6 6
7.00%, 10/01/2031 3 3
7.00%, 04/01/2032 22 23
7.50%, 10/01/2030 4 4
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 4 5
8.00%, 10/01/2030 6 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.50%, 07/01/2029 $ 12 $ 12
$ 8,562
Federal National Mortgage Association (FNMA) - 0.44%
2.02%, 12/01/2032 8 8
1.00 x 12 Month USD LIBOR + 1.64%
3.00%, 04/01/2043 462 415
3.95%, 12/01/2033 31 31
1.00 x 12 Month USD LIBOR + 1.70%
5.50%, 05/01/2033 10 10
6.00%, 05/01/2037 117 119
6.50%, 08/01/2025 7 7
6.50%, 11/01/2032 10 10
7.00%, 08/01/2028 6 6
7.00%, 12/01/2028 6 7
$ 613
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 63.19%
1.50%, 10/01/2036 1,771 1,533
2.00%, 02/01/2032 190 173
2.00%, 11/01/2035 880 785
2.00%, 11/01/2035 1,303 1,163
2.00%, 10/01/2050 825 677
2.00%, 03/01/2051 1,987 1,640
2.00%, 05/01/2051 4,608 3,786
2.00%, 09/01/2051 1,463 1,194
2.00%, 09/01/2051 3,341 2,735
2.00%, 11/01/2051 1,855 1,521
2.00%, 11/01/2051 2,947 2,418
2.00%, 11/01/2051 1,888 1,538
2.00%, 11/01/2051 1,558 1,277
2.00%, 12/01/2051 2,844 2,336
2.00%, 12/01/2051 2,769 2,271
2.00%, 01/01/2052 1,898 1,554
2.00%, 02/01/2052 2,147 1,759
2.50%, 06/01/2027 324 310
2.50%, 08/01/2028 259 246
2.50%, 12/01/2031 392 366
2.50%, 09/01/2032 264 247
2.50%, 08/01/2035 1,168 1,076
2.50%, 08/01/2050 2,865 2,456
2.50%, 07/01/2051 3,730 3,200
2.50%, 12/01/2051 1,010 866
2.50%, 12/01/2051 2,368 2,046
2.50%, 12/01/2051 2,638 2,262
2.50%, 01/01/2052 2,061 1,770
2.50%, 02/01/2052 1,902 1,623
2.50%, 04/01/2052 1,347 1,152
2.50%, 04/01/2052 5,227 4,484
2.50%, 05/01/2052 1,962 1,678
3.00%, 05/01/2029 310 298
3.00%, 08/01/2031 648 620
3.00%, 12/01/2034 441 414
3.00%, 10/01/2036 323 300
3.00%, 10/01/2042 819 745
3.00%, 10/01/2046 548 491
3.00%, 08/01/2049 253 224
3.00%, 10/01/2049 611 541
3.00%, 12/01/2049 587 519
3.00%, 01/01/2050 983 870
3.00%, 02/01/2050 902 798
3.00%, 07/01/2050 950 836
3.00%, 08/01/2050 734 647
3.00%, 09/01/2050 1,083 953
3.00%, 01/01/2053
(h)
2,950 2,588
3.50%, 08/01/2031 347 338
3.50%, 02/01/2033 532 514
3.50%, 09/01/2033 739 714
3.50%, 06/01/2039 223 209

Schedule of Investments
Government & High Quality Bond Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 628 $ 587
3.50%, 12/01/2042 678 635
3.50%, 02/01/2043 286 268
3.50%, 03/01/2045 291 272
3.50%, 03/01/2045 561 523
3.50%, 09/01/2045 408 381
3.50%, 03/01/2047 497 465
3.50%, 11/01/2048 1,180 1,107
3.50%, 03/01/2050 1,335 1,250
3.50%, 01/01/2053
(h)
3,000 2,725
4.00%, 01/01/2034 211 204
4.00%, 10/01/2037 303 292
4.00%, 02/01/2041 640 620
4.00%, 02/01/2042 395 382
4.00%, 10/01/2043 128 123
4.00%, 08/01/2044 285 279
4.00%, 10/01/2044 775 757
4.00%, 11/01/2044 267 261
4.00%, 08/01/2045 415 405
4.00%, 08/01/2046 672 643
4.00%, 07/01/2047 561 545
4.00%, 10/01/2047 450 435
4.00%, 01/01/2053
(h)
3,500 3,282
4.50%, 08/01/2039 775 768
4.50%, 09/01/2043 819 810
4.50%, 10/01/2043 464 455
4.50%, 11/01/2043 455 448
4.50%, 09/01/2045 322 318
4.50%, 10/01/2045 470 465
4.50%, 11/01/2045 684 676
5.00%, 05/01/2033 525 535
5.00%, 04/01/2035 49 50
5.00%, 04/01/2035 52 53
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 214 218
5.00%, 02/01/2040 614 630
5.00%, 07/01/2041 478 484
5.50%, 06/01/2033 28 29
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 46 48
6.00%, 11/01/2028 9 9
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 24 25
6.00%, 07/01/2037 48 50
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 6 6
6.00%, 03/01/2038 33 34
6.50%, 07/01/2025 5 5
6.50%, 02/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 07/01/2028 6 6
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 8 8
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 1 1
6.50%, 08/01/2032 5 5
6.50%, 02/01/2033 6 6
6.50%, 12/01/2036 10 10
6.50%, 07/01/2037 12 13
6.50%, 07/01/2037 3 3
6.50%, 02/01/2038 18 19
7.00%, 10/01/2029 5 5
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 8 8
8.00%, 06/01/2030 1 1
$ 87,423
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 19.76%
2.00%, 08/20/2050 $ 1,338 $ 1,130
2.00%, 01/20/2051 1,606 1,355
2.00%, 02/20/2051 3,497 2,933
2.50%, 06/20/2050 2,786 2,433
2.50%, 05/20/2051 2,685 2,334
2.50%, 01/01/2053
(h)
250 217
3.00%, 11/15/2042 328 301
3.00%, 12/15/2042 726 665
3.00%, 02/15/2043 795 728
3.00%, 05/15/2043 945 865
3.00%, 07/20/2045 482 439
3.00%, 07/20/2046 252 228
3.00%, 08/20/2046 553 500
3.00%, 09/20/2046 673 610
3.00%, 12/20/2046 345 312
3.00%, 02/20/2047 439 395
3.00%, 08/20/2047 262 236
3.50%, 01/15/2043 621 584
3.50%, 05/15/2043 611 575
3.50%, 06/20/2043 399 372
3.50%, 04/20/2045 275 257
3.50%, 06/20/2046 46 42
3.50%, 02/20/2047 488 454
3.50%, 05/20/2047 495 473
3.50%, 11/20/2047 331 317
3.50%, 01/01/2053
(h)
2,000 1,837
4.00%, 08/15/2041 371 358
4.00%, 07/20/2047 348 342
4.00%, 01/20/2048 1,101 1,075
4.00%, 01/01/2053
(h)
900 851
4.50%, 07/15/2040 187 186
4.50%, 01/01/2053
(h)
1,000 970
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 132 135
5.00%, 09/15/2039 17 17
5.50%, 11/15/2033 18 18
5.50%, 05/20/2035 54 56
5.50%, 01/01/2053
(h)
1,000 1,006
6.00%, 04/20/2026 2 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 7 7
6.00%, 07/20/2028 3 3
6.00%, 02/20/2029 3 3
6.00%, 03/20/2029 6 6
6.00%, 07/20/2029 6 7
6.00%, 07/20/2033 54 57
6.00%, 01/01/2053
(h)
1,500 1,524
6.50%, 12/20/2025 3 2
6.50%, 02/20/2026 2 2
6.50%, 03/20/2031 4 4
6.50%, 04/20/2031 5 5
7.00%, 01/15/2028 2 2
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 38 38
7.00%, 01/15/2029 8 8
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 4 4
7.00%, 09/15/2031 19 19
7.00%, 06/15/2032 32 33
8.00%, 08/15/2026 1 1
$ 27,341
U.S. Treasury - 1.80%
1.38%, 11/15/2031 250 204
1.88%, 11/15/2051 250 158
4.50%, 02/15/2036 1,000 1,067

Schedule of Investments
Government & High Quality Bond Account
December 31, 2022
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.25%, 11/15/2028 $ 1,000 $ 1,059
$ 2,488
U.S. Treasury Bill - 3.36%
4.09%, 03/30/2023
( i )
4,215 4,172
4.46%, 05/18/2023
( i )
475 467
$ 4,639
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 131,066
Total Investments $ 152,926
Other Assets and Liabilities -  (10.54)% (14,580)
TOTAL NET ASSETS - 100.00% $ 138,346
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,693 or 3.39% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
( i ) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 96.05%
Asset Backed Securities 5.43%
Government 5.16%
Money Market Funds 3.90%
Other Assets and Liabilities
(10.54)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 6,033 $ 636 $ 5,397
Principal Government Money Market Fund - Institutional Class 4.09% 17,990 136,128 154,118 —
$ 17,990 $ 142,161 $ 154,754 $ 5,397
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 10 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 52 — — —
$ 62 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2023 Long 60 $ 6,738 $ (36)
US 5 Year Note; March 2023 Short 111 11,980 79
US Long Bond; March 2023 Long 64 8,022 (70)
Total $ (27)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .29%
iShares Russell 1000 Growth ETF 5,900 $ 1,264
Money Market Funds - 2 .73%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
51,896 52
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
11,973,746 11,974
$ 12,026
TOTAL INVESTMENT COMPANIES $ 13,290
CONVERTIBLE PREFERRED STOCKS
- 0 .16 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 117
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 154
Software - 0 .10%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 242
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 185
$ 427
TOTAL CONVERTIBLE PREFERRED STOCKS $ 698
COMMON STOCKS - 96 .79 % Shares Held Value (000's)
Advertising - 0 .15%
Trade Desk Inc/The
(d)
14,923 $ 669
Aerospace & Defense - 0 .99%
Boeing Co/The
(d)
499 95
HEICO Corp 121 19
HEICO Corp - Class A 213 26
Howmet Aerospace Inc 107 4
L3Harris Technologies Inc 18,294 3,809
Lockheed Martin Corp 686 334
Northrop Grumman Corp 50 27
Spirit AeroSystems Holdings Inc 291 9
TransDigm Group Inc 58 36
$ 4,359
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
38 2
Airlines - 0 .01%
Delta Air Lines Inc
(d)
1,859 61
Apparel - 0 .41%
Deckers Outdoor Corp
(d)
68 27
NIKE Inc 15,279 1,788
Skechers USA Inc
(d)
64 3
Tapestry Inc 107 4
$ 1,822
Automobile Manufacturers - 0 .81%
Lucid Group Inc
(d),(g)
1,461 10
Rivian Automotive Inc
(d)
140,796 2,595
Tesla Inc
(d)
7,577 933
$ 3,538
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 214 9
Aptiv PLC
(d)
195 18
$ 27
Banks - 0 .01%
First Citizens BancShares Inc/NC 8 6
Signature Bank/New York NY 11 1
SVB Financial Group
(d)
108 25
Western Alliance Bancorp 184 11
$ 43
Beverages - 1 .49%
Boston Beer Co Inc/The
(d)
27 9
Brown-Forman Corp - A Shares 84 5
Brown-Forman Corp - B Shares 46,579 3,059
Coca-Cola Co/The 8,586 546
Monster Beverage Corp
(d)
22,579 2,293
PepsiCo Inc 3,425 619
$ 6,531
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .72%
Alnylam Pharmaceuticals Inc
(d)
360 $ 86
Amgen Inc 1,315 345
Certara Inc
(d)
220 3
Exelixis Inc
(d)
801 13
Guardant Health Inc
(d)
281 8
Horizon Therapeutics Plc
(d)
605 69
Illumina Inc
(d)
1,812 366
Incyte Corp
(d)
457 37
Ionis Pharmaceuticals Inc
(d)
386 15
Maravai LifeSciences Holdings Inc
(d)
343 5
Moderna Inc
(d)
59 11
Novavax Inc
(d),(g)
241 2
Regeneron Pharmaceuticals Inc
(d)
44 32
Sarepta Therapeutics Inc
(d)
247 32
Seagen Inc
(d)
398 51
Ultragenyx Pharmaceutical Inc
(d)
153 7
Vertex Pharmaceuticals Inc
(d)
7,138 2,061
$ 3,143
Building Materials - 0 .02%
Armstrong World Industries Inc 77 5
Eagle Materials Inc 92 12
Fortune Brands Innovations Inc 139 8
Louisiana-Pacific Corp 27 2
Martin Marietta Materials Inc 17 6
Masco Corp 43 2
Masterbrand Inc
(d)
139 1
Trex Co Inc
(d)
329 14
Vulcan Materials Co 189 33
$ 83
Chemicals - 0 .12%
Albemarle Corp 175 38
Axalta Coating Systems Ltd
(d)
168 4
CF Industries Holdings Inc 579 49
Chemours Co/The 265 8
Ecolab Inc 641 93
FMC Corp 123 15
Linde PLC 306 100
Mosaic Co/The 133 6
PPG Industries Inc 366 46
RPM International Inc 24 2
Sherwin-Williams Co/The 701 167
Valvoline Inc 513 17
$ 545
Commercial Services - 3 .88%
Affirm Holdings Inc
(d)
17,393 168
Automatic Data Processing Inc 1,123 268
Booz Allen Hamilton Holding Corp 381 40
Bright Horizons Family Solutions Inc
(d)
51 3
Cintas Corp 18,570 8,387
CoStar Group Inc
(d)
161 13
Driven Brands Holdings Inc
(d)
13 —
Equifax Inc 175 34
Euronet Worldwide Inc
(d)
104 10
FleetCor Technologies Inc
(d)
213 39
FTI Consulting Inc
(d)
45 7
Gartner Inc
(d)
224 75
Global Payments Inc 21,237 2,109
GXO Logistics Inc
(d)
41 2
H&R Block Inc 382 14
MarketAxess Holdings Inc 107 30
Mister Car Wash Inc
(d)
203 2
Moody's Corp 441 123
Morningstar Inc 64 14
Paylocity Holding Corp
(d)
114 22
PayPal Holdings Inc
(d)
1,037 74
Quanta Services Inc 224 32
Robert Half International Inc 273 20
Rollins Inc 632 23
S&P Global Inc 15,947 5,341

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Shift4 Payments Inc
(d)
148 $ 8
Toast Inc
(d)
746 14
TransUnion 408 23
United Rentals Inc
(d)
94 34
Verisk Analytics Inc 455 80
WEX Inc
(d)
93 15
WillScot Mobile Mini Holdings Corp
(d)
317 14
$ 17,038
Computers - 5 .06%
Accenture PLC - Class A 5,950 1,587
Apple Inc 148,372 19,277
Crowdstrike Holdings Inc
(d)
615 65
Dell Technologies Inc 124 5
EPAM Systems Inc
(d)
159 52
Fortinet Inc
(d)
17,152 839
Genpact Ltd 273 13
Globant SA
(d)
117 20
HP Inc 1,354 36
International Business Machines Corp 1,762 248
KBR Inc 257 14
NCR Corp
(d)
24 —
NetApp Inc 644 39
Pure Storage Inc
(d)
809 22
Thoughtworks Holding Inc
(d)
301 3
Zscaler Inc
(d)
247 28
$ 22,248
Consumer Products - 0 .04%
Avery Dennison Corp 148 27
Church & Dwight Co Inc 316 25
Clorox Co/The 298 42
Kimberly-Clark Corp 584 79
$ 173
Cosmetics & Personal Care - 1 .99%
Colgate-Palmolive Co 1,492 118
Estee Lauder Cos Inc/The 32,934 8,171
Olaplex Holdings Inc
(d)
388 2
Procter & Gamble Co/The 2,949 447
$ 8,738
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
1,239 76
Core & Main Inc
(d)
74 1
Fastenal Co 1,686 80
IAA Inc
(d)
321 13
Pool Corp 113 34
SiteOne Landscape Supply Inc
(d)
80 9
Watsco Inc 51 13
WESCO International Inc
(d)
70 9
WW Grainger Inc 132 73
$ 308
Diversified Financial Services - 4 .80%
American Express Co 109 16
Ameriprise Financial Inc 199 62
Apollo Global Management Inc 1,079 69
Blue Owl Capital Inc 1,217 13
Charles Schwab Corp/The 2,473 206
Credit Acceptance Corp
(d)
1 —
LPL Financial Holdings Inc 231 50
Mastercard Inc 42,701 14,848
Raymond James Financial Inc 49 5
Rocket Cos Inc
(g)
235 2
Tradeweb Markets Inc 200 13
Upstart Holdings Inc
(d),(g)
50 1
UWM Holdings Corp
(g)
298 1
Visa Inc 27,900 5,797
Western Union Co/The 404 5
$ 21,088
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .01%
AES Corp/The 352 $ 10
Vistra Corp 664 16
$ 26
Electrical Components & Equipment - 0 .70%
ChargePoint Holdings Inc
(d),(g)
780 7
Emerson Electric Co 552 53
Generac Holdings Inc
(d)
29,792 2,999
Universal Display Corp 127 14
$ 3,073
Electronics - 0 .83%
Agilent Technologies Inc 782 117
Allegion plc 203 21
Amphenol Corp 41,529 3,162
Arrow Electronics Inc
(d)
11 1
Coherent Corp
(d)
55 2
Honeywell International Inc 578 124
Jabil Inc 318 22
Keysight Technologies Inc
(d)
486 83
Mettler-Toledo International Inc
(d)
64 93
National Instruments Corp 60 2
Vontier Corp 307 6
$ 3,633
Energy - Alternate Sources - 0 .03%
Enphase Energy Inc
(d)
383 102
Enviva Inc 96 5
Plug Power Inc
(d),(g)
755 9
$ 116
Engineering & Construction - 0 .00%
AECOM 28 3
TopBuild Corp
(d)
79 12
$ 15
Entertainment - 0 .24%
Caesars Entertainment Inc
(d)
406 17
Churchill Downs Inc 104 22
DraftKings Inc
(d)
1,036 12
Live Nation Entertainment Inc
(d)
14,093 982
Madison Square Garden Sports Corp 31 6
Six Flags Entertainment Corp
(d)
126 3
Vail Resorts Inc 110 26
$ 1,068
Environmental Control - 0 .04%
Republic Services Inc 42 6
Tetra Tech Inc 64 9
Waste Management Inc 1,127 177
$ 192
Food - 0 .06%
Grocery Outlet Holding Corp
(d)
23 —
Hershey Co/The 371 86
Kellogg Co 409 29
Lamb Weston Holdings Inc 422 38
Performance Food Group Co
(d)
138 8
Pilgrim's Pride Corp
(d)
84 2
Sysco Corp 1,488 114
$ 277
Gas - 0 .00%
National Fuel Gas Co 25 2
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 161 23
MSA Safety Inc 45 7
$ 30
Healthcare - Products - 9 .51%
10X Genomics Inc
(d)
242 9
Abbott Laboratories 663 73
Align Technology Inc
(d)
16,507 3,481
Avantor Inc
(d)
60,732 1,281
Baxter International Inc 226 11
Bio-Techne Corp 452 37
Bruker Corp 313 21

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Danaher Corp 129 $ 34
Edwards Lifesciences Corp
(d)
90,334 6,740
Exact Sciences Corp
(d)
99 5
Globus Medical Inc
(d)
12 1
ICU Medical Inc
(d)
13 2
IDEXX Laboratories Inc
(d)
242 99
Insulet Corp
(d)
5,139 1,513
Intuitive Surgical Inc
(d)
55,067 14,612
Masimo Corp
(d)
105 16
Natera Inc
(d)
265 11
Novocure Ltd
(d)
305 22
Penumbra Inc
(d)
103 23
Repligen Corp
(d)
114 19
ResMed Inc 423 88
Stryker Corp 19,641 4,802
Tandem Diabetes Care Inc
(d)
185 8
Thermo Fisher Scientific Inc 15,955 8,787
Waters Corp
(d)
172 59
West Pharmaceutical Services Inc 217 51
$ 41,805
Healthcare - Services - 3 .17%
agilon health Inc
(d),(g)
533 9
Catalent Inc
(d)
168 7
Charles River Laboratories International Inc
(d)
136 30
Chemed Corp 15 8
DaVita Inc
(d)
163 12
Elevance Health Inc 215 110
Ginkgo Bioworks Holdings Inc
(d)
587 1
HCA Healthcare Inc 39 9
Humana Inc 5,187 2,657
IQVIA Holdings Inc
(d)
541 111
Molina Healthcare Inc
(d)
129 43
Signify Health Inc
(d)
26 1
Sotera Health Co
(d)
309 2
Syneos Health Inc
(d)
56 2
Teladoc Health Inc
(d)
54 1
UnitedHealth Group Inc 20,626 10,936
$ 13,939
Home Builders - 0 .02%
DR Horton Inc 489 43
NVR Inc
(d)
6 28
PulteGroup Inc 260 12
Toll Brothers Inc 162 8
$ 91
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 49 2
Insurance - 0 .16%
Aon PLC 566 170
Arch Capital Group Ltd
(d)
338 21
Arthur J Gallagher & Co 70 13
Assurant Inc 11 1
Brown & Brown Inc 59 3
Erie Indemnity Co 56 14
Everest Re Group Ltd 35 12
Lincoln National Corp 110 3
Markel Corp
(d)
9 12
Marsh & McLennan Cos Inc 1,297 215
Progressive Corp/The 1,489 193
RenaissanceRe Holdings Ltd 69 13
Ryan Specialty Holdings Inc
(d)
241 10
$ 680
Internet - 14 .32%
Airbnb Inc
(d)
1,100 94
Alphabet Inc - A Shares
(d)
164,867 14,546
Alphabet Inc - C Shares
(d)
94,394 8,375
Amazon.com Inc
(d)
218,589 18,362
Booking Holdings Inc
(d)
1,292 2,604
CDW Corp/DE 396 71
Chewy Inc
(d)
106,989 3,967
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Coupang Inc
(d)
64,387 $ 947
DoorDash Inc - Class A
(d)
641 31
eBay Inc 207 9
Etsy Inc
(d)
367 44
Expedia Group Inc
(d)
436 38
Gen Digital Inc 582 12
GoDaddy Inc
(d)
64 5
IAC Inc
(d)
10,595 470
Lyft Inc
(d)
774 9
Match Group Inc
(d)
96,019 3,984
Meta Platforms Inc
(d)
20,434 2,459
Netflix Inc
(d)
8,821 2,601
Okta Inc
(d)
60 4
Opendoor Technologies Inc
(d)
390 —
Palo Alto Networks Inc
(d)
861 120
Pinterest Inc
(d)
360 9
Roku Inc
(d)
101 4
Shopify Inc
(d)
85,507 2,968
Spotify Technology SA
(d)
13,165 1,039
TripAdvisor Inc
(d)
32 1
Uber Technologies Inc
(d)
4,872 120
VeriSign Inc
(d)
32 7
Wayfair Inc
(d)
147 5
Wix.com Ltd
(d)
131 10
Zillow Group Inc - A Shares
(d)
18 1
Zillow Group Inc - C Shares
(d)
36 1
$ 62,917
Leisure Products & Services - 0 .17%
Brunswick Corp/DE 37 3
Norwegian Cruise Line Holdings Ltd
(d)
109 1
Peloton Interactive Inc
(d)
87,983 699
Planet Fitness Inc
(d)
178 14
Polaris Inc 120 12
YETI Holdings Inc
(d)
253 10
$ 739
Lodging - 0 .05%
Choice Hotels International Inc 95 11
Hilton Worldwide Holdings Inc 568 72
Las Vegas Sands Corp
(d)
356 17
Marriott International Inc/MD 778 116
Travel + Leisure Co 168 6
Wyndham Hotels & Resorts Inc 179 13
Wynn Resorts Ltd
(d)
39 3
$ 238
Machinery - Construction & Mining - 0 .07%
BWX Technologies Inc 112 7
Caterpillar Inc 1,329 318
Vertiv Holdings Co 171 2
$ 327
Machinery - Diversified - 2 .26%
AGCO Corp 27 4
Cognex Corp 468 22
Deere & Co 809 347
Graco Inc 332 22
IDEX Corp 30,309 6,920
Ingersoll Rand Inc 47,250 2,469
Middleby Corp/The
(d)
14 2
Nordson Corp 40 10
Otis Worldwide Corp 150 12
Rockwell Automation Inc 227 58
Toro Co/The 305 35
Xylem Inc/NY 74 8
$ 9,909
Media - 0 .06%
Cable One Inc 11 8
Charter Communications Inc
(d)
315 107
FactSet Research Systems Inc 110 44
Liberty Broadband Corp - A Shares
(d)
27 2
Liberty Broadband Corp - C Shares
(d)
163 12

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
6 $ —
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
71 4
Liberty Media Corp-Liberty SiriusXM - A Shares 73 3
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
135 5
Nexstar Media Group Inc 11 2
Walt Disney Co/The
(d)
354 31
Warner Bros Discovery Inc
(d)
5,029 48
World Wrestling Entertainment Inc 128 9
$ 275
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 184 15
Valmont Industries Inc 10 3
$ 18
Mining - 0 .00%
MP Materials Corp
(d)
268 6
Royal Gold Inc 15 2
Southern Copper Corp 168 10
$ 18
Miscellaneous Manufacturers - 0 .08%
A O Smith Corp 96 6
Axon Enterprise Inc
(d)
152 25
Carlisle Cos Inc 125 29
Donaldson Co Inc 65 4
General Electric Co 175 15
Illinois Tool Works Inc 806 178
Parker-Hannifin Corp 84 24
Trane Technologies PLC 393 66
$ 347
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
62 16
Oil & Gas - 0 .15%
Antero Resources Corp
(d)
553 17
Coterra Energy Inc 375 9
Devon Energy Corp 933 57
Diamondback Energy Inc 293 40
EOG Resources Inc 1,253 162
Hess Corp 645 92
Occidental Petroleum Corp 1,922 121
Ovintiv Inc 520 26
PDC Energy Inc 138 9
Pioneer Natural Resources Co 382 87
Range Resources Corp 456 12
Southwestern Energy Co
(d)
280 2
Texas Pacific Land Corp 17 40
$ 674
Oil & Gas Services - 0 .01%
Halliburton Co 1,192 47
Packaging & Containers - 0 .02%
Ardagh Metal Packaging SA 172 1
Ball Corp 360 18
Berry Global Group Inc 178 11
Crown Holdings Inc 299 25
Graphic Packaging Holding Co 671 15
Sealed Air Corp 421 21
$ 91
Pharmaceuticals - 6 .74%
AbbVie Inc 5,181 837
AmerisourceBergen Corp 452 75
Becton Dickinson and Co 11,475 2,918
Cigna Corp 23,068 7,643
Daiichi Sankyo Co Ltd ADR 31,886 1,027
Dexcom Inc
(d)
47,792 5,412
Eli Lilly & Co 11,717 4,286
McKesson Corp 81 31
Merck & Co Inc 3,107 345
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Neurocrine Biosciences Inc
(d)
273 $ 33
Zoetis Inc 47,884 7,017
$ 29,624
Pipelines - 0 .03%
Cheniere Energy Inc 417 62
New Fortress Energy Inc 142 6
ONEOK Inc 148 10
Targa Resources Corp 654 48
$ 126
Private Equity - 0 .04%
Ares Management Corp 449 31
Blackstone Inc 2,051 152
$ 183
Real Estate - 0 .01%
CBRE Group Inc
(d)
455 35
REITs - 1 .41%
American Tower Corp 1,043 221
Apartment Income REIT Corp 45 2
Camden Property Trust 30 3
Crown Castle Inc 1,264 171
Equinix Inc 204 134
Equity LifeStyle Properties Inc 313 20
Extra Space Storage Inc 47 7
Iron Mountain Inc 626 31
Lamar Advertising Co 225 21
Public Storage 363 102
SBA Communications Corp 19,296 5,409
Simon Property Group Inc 463 54
$ 6,175
Retail - 5 .72%
Advance Auto Parts Inc 17 2
AutoZone Inc
(d)
50 123
Best Buy Co Inc 180 14
BJ's Wholesale Club Holdings Inc
(d)
242 16
Burlington Stores Inc
(d)
178 36
CarMax Inc
(d)
59 4
Carvana Co
(d),(g)
322 2
Chipotle Mexican Grill Inc
(d)
1,094 1,518
Costco Wholesale Corp 16,091 7,346
Darden Restaurants Inc 259 36
Dollar General Corp 12,538 3,088
Dollar Tree Inc
(d)
190 27
Domino's Pizza Inc 75 26
Five Below Inc
(d)
157 28
Floor & Decor Holdings Inc
(d)
304 21
Freshpet Inc
(d)
75 4
Genuine Parts Co 33 6
Home Depot Inc/The 1,757 555
Leslie's Inc
(d)
440 5
Lowe's Cos Inc 1,572 313
Lululemon Athletica Inc
(d)
20,363 6,524
McDonald's Corp 526 139
Nordstrom Inc 299 5
Ollie's Bargain Outlet Holdings Inc
(d)
11 1
O'Reilly Automotive Inc
(d)
74 62
RH
(d)
21 6
Ross Stores Inc 39,181 4,548
Starbucks Corp 1,210 120
Target Corp 748 111
TJX Cos Inc/The 3,403 271
Tractor Supply Co 325 73
Ulta Beauty Inc
(d)
148 69
Victoria's Secret & Co
(d)
170 6
Wendy's Co/The 505 11
Williams-Sonoma Inc 158 18
Yum! Brands Inc 95 12
$ 25,146

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .04%
Advanced Micro Devices Inc
(d)
21,610 $ 1,400
Allegro MicroSystems Inc
(d)
206 6
Analog Devices Inc 304 50
Applied Materials Inc 2,518 245
ASML Holding NV - NY Reg Shares 7,287 3,982
Broadcom Inc 1,158 647
Entegris Inc 429 28
GLOBALFOUNDRIES Inc
(d),(g)
45 2
KLA Corp 415 156
Lam Research Corp 401 169
Lattice Semiconductor Corp
(d)
392 25
Microchip Technology Inc 1,335 94
Micron Technology Inc 610 31
Monolithic Power Systems Inc 133 47
NVIDIA Corp 63,648 9,302
NXP Semiconductors NV 32,918 5,202
ON Semiconductor Corp
(d)
785 49
QUALCOMM Inc 3,285 361
Teradyne Inc 413 36
Texas Instruments Inc 1,823 301
$ 22,133
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 26 6
Software - 24 .32%
Adobe Inc
(d)
17,808 5,993
Alteryx Inc
(d)
186 9
ANSYS Inc
(d)
134 32
AppLovin Corp
(d),(g)
641 7
Aspen Technology Inc
(d)
79 16
Atlassian Corp
(d)
29,911 3,849
Autodesk Inc
(d)
36,099 6,746
Bentley Systems Inc 486 18
Black Knight Inc
(d)
50 3
Broadridge Financial Solutions Inc 307 41
Cadence Design Systems Inc
(d)
13,869 2,228
CCC Intelligent Solutions Holdings Inc
(d)
232 2
Ceridian HCM Holding Inc
(d)
82 5
Cloudflare Inc
(d)
828 37
Confluent Inc
(d)
384 9
Coupa Software Inc
(d)
123 10
Datadog Inc
(d)
772 57
Definitive Healthcare Corp
(d)
57 1
DocuSign Inc
(d)
572 32
DoubleVerify Holdings Inc
(d)
172 4
Doximity Inc
(d)
158 5
Dropbox Inc - A Shares
(d)
713 16
Dynatrace Inc
(d)
575 22
Elastic NV
(d)
224 11
Electronic Arts Inc 51 6
Fair Isaac Corp
(d)
71 42
Fiserv Inc
(d)
60,527 6,118
Five9 Inc
(d)
200 14
HashiCorp Inc
(d)
6,620 181
HubSpot Inc
(d)
135 39
Informatica Inc
(d)
28 —
Intuit Inc 38,553 15,005
Jack Henry & Associates Inc 210 37
Jamf Holding Corp
(d)
177 4
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
111 13
Microsoft Corp 153,111 36,720
MongoDB Inc
(d)
4,653 916
MSCI Inc 172 80
nCino Inc
(d)
40 1
New Relic Inc
(d)
164 9
Nutanix Inc
(d)
358 9
Oracle Corp 3,078 252
Palantir Technologies Inc
(d)
5,388 35
Paychex Inc 944 109
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycom Software Inc
(d)
149 $ 46
Pegasystems Inc 122 4
Playtika Holding Corp
(d)
243 2
Procore Technologies Inc
(d)
150 7
PTC Inc
(d)
305 37
RingCentral Inc
(d)
250 9
ROBLOX Corp
(d)
1,310 37
Roper Technologies Inc 17,705 7,650
Salesforce Inc
(d)
20,578 2,728
SentinelOne Inc
(d)
398 6
ServiceNow Inc
(d)
31,084 12,069
Smartsheet Inc
(d)
373 15
Snowflake Inc - Class A
(d)
841 121
Splunk Inc
(d)
476 41
Stripe Inc - Class B
(d),(e),(f)
5,754 106
Synopsys Inc
(d)
446 142
Take-Two Interactive Software Inc
(d)
393 41
Teradata Corp
(d)
174 6
Twilio Inc
(d)
200 10
Tyler Technologies Inc
(d)
104 33
UiPath Inc
(d)
121 2
Unity Software Inc
(d)
489 14
Veeva Systems Inc
(d)
29,811 4,811
VMware Inc
(d)
301 37
Workday Inc
(d)
585 98
Zoom Video Communications Inc
(d)
369 25
ZoomInfo Technologies Inc
(d)
792 24
$ 106,871
Telecommunications - 0 .57%
Arista Networks Inc
(d)
20,559 2,495
Corning Inc 140 4
Ubiquiti Inc 4 1
$ 2,500
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
507 9
Transportation - 0 .36%
CH Robinson Worldwide Inc 92 8
CSX Corp 1,552 48
Expeditors International of Washington Inc 148 15
JB Hunt Transport Services Inc 215 38
Landstar System Inc 95 15
Old Dominion Freight Line Inc 2,608 741
RXO Inc
(d)
28 1
Union Pacific Corp 1,802 373
United Parcel Service Inc 1,922 334
XPO Inc
(d)
28 1
$ 1,574
TOTAL COMMON STOCKS $ 425,363
Total Investments $ 439,351
Other Assets and Liabilities -  0.03% 142
TOTAL NET ASSETS - 100.00% $ 439,493
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $52 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
LargeCap Growth Account I
December 31, 2022
See accompanying notes.

(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $51 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 34 .52%
Consumer, Non-cyclical 27 .60%
Communications 15 .10%
Consumer, Cyclical 7 .54%
Financial 6 .43%
Industrial 5 .38%
Money Market Funds 2 .73%
Investment Companies 0 .29%
Energy 0 .22%
Basic Materials 0 .15%
Utilities 0 .01%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 17,628 $ 5,654 $ 11,974
Principal Government Money Market Fund - Institutional Class 4.09% 14,583 197,731 212,314 —
$ 14,583 $ 215,359 $ 217,968 $ 11,974
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 18 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 91 — — —
$ 109 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 242 0.06%
Rappi Inc - Series E   0.00% 09/08/2020 306 185 0.04%
Sila Nano Series F   0.00% 01/07/2021 204 154 0.03%
Stripe Inc - Class B 12/17/2019 90 106 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 117 0.03%
Total $ 811 0.19%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 9 $ 1,737 $ (41)
Total $ (41)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 3 .70 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Core S&P 500 ETF 15,016 $ 5,769
Money Market Funds - 3 .48%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
88,905,134 88,905
TOTAL INVESTMENT COMPANIES $ 94,674
COMMON STOCKS - 96 .24 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 29,772 $ 992
Omnicom Group Inc 15,626 1,274
$ 2,266
Aerospace & Defense - 1 .77%
Boeing Co/The
(c)
42,926 8,177
General Dynamics Corp 17,250 4,280
Howmet Aerospace Inc 28,215 1,112
L3Harris Technologies Inc 14,591 3,038
Lockheed Martin Corp 17,874 8,696
Northrop Grumman Corp 11,087 6,049
Raytheon Technologies Corp 112,646 11,368
TransDigm Group Inc 3,958 2,492
$ 45,212
Agriculture - 0 .87%
Altria Group Inc 137,327 6,277
Archer-Daniels-Midland Co 42,094 3,909
Philip Morris International Inc 118,785 12,022
$ 22,208
Airlines - 0 .20%
Alaska Air Group Inc
(c)
9,718 417
American Airlines Group Inc
(c)
49,798 633
Delta Air Lines Inc
(c)
49,131 1,615
Southwest Airlines Co 45,496 1,532
United Airlines Holdings Inc
(c)
25,050 944
$ 5,141
Apparel - 0 .51%
NIKE Inc 96,524 11,294
Ralph Lauren Corp 3,149 333
Tapestry Inc 18,465 703
VF Corp 25,307 699
$ 13,029
Automobile Manufacturers - 1 .48%
Cummins Inc 10,805 2,618
Ford Motor Co 302,643 3,520
General Motors Co 108,863 3,662
PACCAR Inc 26,647 2,637
Tesla Inc
(c)
205,669 25,334
$ 37,771
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
20,761 1,934
BorgWarner Inc 17,943 722
$ 2,656
Banks - 4 .62%
Bank of America Corp 534,810 17,713
Bank of New York Mellon Corp/The 56,360 2,565
Citigroup Inc 148,412 6,713
Citizens Financial Group Inc 37,738 1,486
Comerica Inc 10,033 671
Fifth Third Bancorp 52,595 1,726
First Republic Bank/CA 14,016 1,708
Goldman Sachs Group Inc/The 25,949 8,910
Huntington Bancshares Inc/OH 110,550 1,559
JPMorgan Chase & Co 224,759 30,140
KeyCorp 71,488 1,245
M&T Bank Corp 13,228 1,919
Morgan Stanley 101,015 8,588
Northern Trust Corp 15,969 1,413
PNC Financial Services Group Inc/The 30,906 4,881
Regions Financial Corp 71,601 1,544
Signature Bank/New York NY 4,820 555
State Street Corp 28,116 2,181
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(c)
4,529 $ 1,042
Truist Financial Corp 101,663 4,375
US Bancorp 103,604 4,518
Wells Fargo & Co 291,980 12,056
Zions Bancorp NA 11,465 564
$ 118,072
Beverages - 1 .87%
Brown-Forman Corp - B Shares 14,010 920
Coca-Cola Co/The 298,231 18,970
Constellation Brands Inc 12,438 2,883
Keurig Dr Pepper Inc 65,111 2,322
Molson Coors Beverage Co 14,404 742
Monster Beverage Corp
(c)
29,186 2,963
PepsiCo Inc 105,567 19,072
$ 47,872
Biotechnology - 1 .79%
Amgen Inc 40,885 10,738
Biogen Inc
(c)
11,035 3,056
Bio-Rad Laboratories Inc
(c)
1,649 693
Corteva Inc 54,750 3,218
Gilead Sciences Inc 96,107 8,251
Illumina Inc
(c)
12,052 2,437
Incyte Corp
(c)
14,148 1,136
Moderna Inc
(c)
25,318 4,548
Regeneron Pharmaceuticals Inc
(c)
8,205 5,920
Vertex Pharmaceuticals Inc
(c)
19,668 5,680
$ 45,677
Building Materials - 0 .42%
Carrier Global Corp 64,081 2,643
Johnson Controls International plc 52,771 3,377
Martin Marietta Materials Inc 4,758 1,608
Masco Corp 17,280 807
Mohawk Industries Inc
(c)
4,039 413
Vulcan Materials Co 10,183 1,783
$ 10,631
Chemicals - 1 .68%
Air Products and Chemicals Inc 16,995 5,239
Albemarle Corp 8,977 1,947
Celanese Corp 7,642 781
CF Industries Holdings Inc 15,034 1,281
Dow Inc 53,927 2,717
DuPont de Nemours Inc 38,068 2,613
Eastman Chemical Co 9,195 749
Ecolab Inc 18,987 2,764
FMC Corp 9,651 1,204
International Flavors & Fragrances Inc 19,536 2,048
Linde PLC 37,883 12,357
LyondellBasell Industries NV 19,461 1,616
Mosaic Co/The 26,091 1,145
PPG Industries Inc 18,008 2,264
Sherwin-Williams Co/The 18,069 4,288
$ 43,013
Commercial Services - 1 .79%
Automatic Data Processing Inc 31,786 7,593
Cintas Corp 6,614 2,987
CoStar Group Inc
(c)
31,162 2,408
Equifax Inc 9,381 1,823
FleetCor Technologies Inc
(c)
5,652 1,038
Gartner Inc
(c)
6,055 2,035
Global Payments Inc 20,721 2,058
MarketAxess Holdings Inc 2,884 804
Moody's Corp 12,071 3,363
PayPal Holdings Inc
(c)
87,357 6,222
Quanta Services Inc 10,949 1,560
Robert Half International Inc 8,315 614
Rollins Inc 17,735 648
S&P Global Inc 25,518 8,547
United Rentals Inc
(c)
5,311 1,888

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 11,982 $ 2,114
$ 45,702
Computers - 7 .24%
Accenture PLC - Class A 48,279 12,883
Apple Inc 1,145,835 148,878
Cognizant Technology Solutions Corp 39,380 2,252
DXC Technology Co
(c)
17,628 467
EPAM Systems Inc
(c)
4,407 1,444
Fortinet Inc
(c)
49,687 2,429
Hewlett Packard Enterprise Co 98,595 1,574
HP Inc 67,832 1,823
International Business Machines Corp 69,278 9,761
Leidos Holdings Inc 10,473 1,102
NetApp Inc 16,657 1,000
Seagate Technology Holdings PLC 14,713 774
Western Digital Corp
(c)
24,339 768
$ 185,155
Consumer Products - 0 .29%
Avery Dennison Corp 6,204 1,123
Church & Dwight Co Inc 18,686 1,506
Clorox Co/The 9,453 1,327
Kimberly-Clark Corp 25,860 3,510
$ 7,466
Cosmetics & Personal Care - 1 .44%
Colgate-Palmolive Co 63,998 5,042
Estee Lauder Cos Inc/The 17,720 4,397
Procter & Gamble Co/The
(d)
181,581 27,520
$ 36,959
Distribution & Wholesale - 0 .31%
Copart Inc
(c)
32,835 1,999
Fastenal Co 43,887 2,077
LKQ Corp 19,450 1,039
Pool Corp 2,993 905
WW Grainger Inc 3,447 1,917
$ 7,937
Diversified Financial Services - 3 .83%
American Express Co 45,805 6,768
Ameriprise Financial Inc 8,155 2,539
BlackRock Inc 11,509 8,156
Capital One Financial Corp 29,249 2,719
Cboe Global Markets Inc 8,127 1,020
Charles Schwab Corp/The 116,877 9,731
CME Group Inc 27,564 4,635
Discover Financial Services 20,935 2,048
Franklin Resources Inc 21,766 574
Intercontinental Exchange Inc 42,798 4,391
Invesco Ltd 34,848 627
Mastercard Inc 65,047 22,619
Nasdaq Inc 25,974 1,593
Raymond James Financial Inc 14,833 1,585
Synchrony Financial 34,524 1,134
T Rowe Price Group Inc 17,124 1,868
Visa Inc 125,284 26,029
$ 98,036
Electric - 2 .90%
AES Corp/The 51,181 1,472
Alliant Energy Corp 19,234 1,062
Ameren Corp 19,809 1,761
American Electric Power Co Inc 39,374 3,738
CenterPoint Energy Inc 48,238 1,447
CMS Energy Corp 22,240 1,408
Consolidated Edison Inc 27,191 2,592
Constellation Energy Corp 25,057 2,160
Dominion Energy Inc 63,850 3,915
DTE Energy Co 14,845 1,745
Duke Energy Corp 59,006 6,077
Edison International 29,261 1,862
Entergy Corp 15,591 1,754
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 17,587 $ 1,107
Eversource Energy 26,689 2,238
Exelon Corp 76,145 3,292
FirstEnergy Corp 41,619 1,745
NextEra Energy Inc 152,267 12,729
NRG Energy Inc 17,654 562
PG&E Corp
(c)
123,370 2,006
Pinnacle West Capital Corp 8,668 659
PPL Corp 56,420 1,649
Public Service Enterprise Group Inc 38,231 2,342
Sempra Energy 24,085 3,722
Southern Co/The 83,420 5,957
WEC Energy Group Inc 24,170 2,266
Xcel Energy Inc 41,932 2,940
$ 74,207
Electrical Components & Equipment - 0 .29%
AMETEK Inc 17,596 2,459
Emerson Electric Co 45,308 4,352
Generac Holdings Inc
(c)
4,855 489
$ 7,300
Electronics - 1 .17%
Agilent Technologies Inc 22,686 3,395
Allegion plc 6,730 708
Amphenol Corp 45,599 3,472
Fortive Corp 27,112 1,742
Garmin Ltd 11,750 1,084
Honeywell International Inc 51,516 11,040
Keysight Technologies Inc
(c)
13,701 2,344
Mettler-Toledo International Inc
(c)
1,709 2,470
TE Connectivity Ltd 24,374 2,798
Trimble Inc
(c)
18,900 956
$ 30,009
Energy - Alternate Sources - 0 .20%
Enphase Energy Inc
(c)
10,415 2,760
First Solar Inc
(c)
7,596 1,138
SolarEdge Technologies Inc
(c)
4,283 1,213
$ 5,111
Engineering & Construction - 0 .05%
Jacobs Solutions Inc 9,777 1,174
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
16,440 684
Live Nation Entertainment Inc
(c)
10,945 763
$ 1,447
Environmental Control - 0 .28%
Pentair PLC 12,604 567
Republic Services Inc 15,738 2,030
Waste Management Inc 28,624 4,491
$ 7,088
Food - 1 .21%
Campbell Soup Co 15,388 873
Conagra Brands Inc 36,722 1,421
General Mills Inc 45,479 3,813
Hershey Co/The 11,260 2,608
Hormel Foods Corp 22,181 1,010
J M Smucker Co/The 8,164 1,294
Kellogg Co 19,612 1,397
Kraft Heinz Co/The 61,009 2,484
Kroger Co/The 49,912 2,225
Lamb Weston Holdings Inc 11,020 985
McCormick & Co Inc/MD 19,202 1,592
Mondelez International Inc 104,640 6,974
Sysco Corp 38,832 2,969
Tyson Foods Inc 22,191 1,381
$ 31,026
Forest Products & Paper - 0 .04%
International Paper Co 27,255 944

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 10,718 $ 1,201
NiSource Inc 31,120 854
$ 2,055
Hand & Machine Tools - 0 .07%
Snap-on Inc 4,073 931
Stanley Black & Decker Inc 11,335 851
$ 1,782
Healthcare - Products - 3 .73%
Abbott Laboratories 133,603 14,668
Align Technology Inc
(c)
5,566 1,174
Baxter International Inc 38,627 1,969
Bio-Techne Corp 12,027 997
Boston Scientific Corp
(c)
109,751 5,078
Cooper Cos Inc/The 3,781 1,250
Danaher Corp 50,202 13,325
DENTSPLY SIRONA Inc 16,467 524
Edwards Lifesciences Corp
(c)
47,374 3,535
Hologic Inc
(c)
19,129 1,431
IDEXX Laboratories Inc
(c)
6,347 2,589
Intuitive Surgical Inc
(c)
27,080 7,186
Medtronic PLC 101,846 7,915
PerkinElmer Inc 9,671 1,356
ResMed Inc 11,223 2,336
STERIS PLC 7,648 1,413
Stryker Corp 25,807 6,310
Teleflex Inc 3,594 897
Thermo Fisher Scientific Inc 30,052 16,549
Waters Corp
(c)
4,553 1,560
West Pharmaceutical Services Inc 5,673 1,335
Zimmer Biomet Holdings Inc 16,079 2,050
$ 95,447
Healthcare - Services - 2 .72%
Catalent Inc
(c)
13,789 621
Centene Corp
(c)
43,391 3,558
Charles River Laboratories International Inc
(c)
3,898 849
DaVita Inc
(c)
4,212 314
Elevance Health Inc 18,301 9,388
HCA Healthcare Inc 16,249 3,899
Humana Inc 9,701 4,969
IQVIA Holdings Inc
(c)
14,233 2,916
Laboratory Corp of America Holdings 6,790 1,599
Molina Healthcare Inc
(c)
4,475 1,478
Quest Diagnostics Inc 8,727 1,365
UnitedHealth Group Inc 71,594 37,958
Universal Health Services Inc 4,917 693
$ 69,607
Home Builders - 0 .23%
DR Horton Inc 23,985 2,138
Lennar Corp - A Shares 19,521 1,767
NVR Inc
(c)
231 1,065
PulteGroup Inc 17,458 795
$ 5,765
Home Furnishings - 0 .02%
Whirlpool Corp 4,174 590
Housewares - 0 .01%
Newell Brands Inc 28,840 377
Insurance - 4 .02%
Aflac Inc 43,358 3,119
Allstate Corp/The 20,323 2,756
American International Group Inc 56,933 3,600
Aon PLC 15,851 4,758
Arch Capital Group Ltd
(c)
28,341 1,779
Arthur J Gallagher & Co 16,155 3,046
Assurant Inc 4,049 506
Berkshire Hathaway Inc - Class B
(c)
138,057 42,646
Brown & Brown Inc 18,012 1,026
Chubb Ltd 31,805 7,016
Cincinnati Financial Corp 12,045 1,233
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 3,002 $ 994
Globe Life Inc 6,930 835
Hartford Financial Services Group Inc/The 24,376 1,848
Lincoln National Corp 11,800 363
Loews Corp 15,101 881
Marsh & McLennan Cos Inc 38,008 6,290
MetLife Inc 50,503 3,655
Principal Financial Group Inc 17,438 1,463
Progressive Corp/The 44,830 5,815
Prudential Financial Inc 28,200 2,805
Travelers Cos Inc/The 17,958 3,367
W R Berkley Corp 15,663 1,137
Willis Towers Watson PLC 8,295 2,029
$ 102,967
Internet - 7 .04%
Alphabet Inc - A Shares
(c)
457,685 40,382
Alphabet Inc - C Shares
(c)
405,721 36,000
Amazon.com Inc
(c)
680,086 57,127
Booking Holdings Inc
(c)
2,973 5,992
CDW Corp/DE 10,373 1,852
eBay Inc 41,582 1,724
Etsy Inc
(c)
9,632 1,154
Expedia Group Inc
(c)
11,538 1,011
F5 Inc
(c)
4,586 658
Gen Digital Inc 44,422 952
Match Group Inc
(c)
21,403 888
Meta Platforms Inc
(c)
172,307 20,735
Netflix Inc
(c)
34,099 10,055
VeriSign Inc
(c)
7,068 1,452
$ 179,982
Iron & Steel - 0 .15%
Nucor Corp 19,659 2,591
Steel Dynamics Inc 12,780 1,249
$ 3,840
Leisure Products & Services - 0 .07%
Carnival Corp
(c)
76,735 619
Norwegian Cruise Line Holdings Ltd
(c)
32,288 395
Royal Caribbean Cruises Ltd
(c)
16,815 831
$ 1,845
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 20,725 2,619
Las Vegas Sands Corp
(c)
25,178 1,210
Marriott International Inc/MD 20,618 3,070
MGM Resorts International 24,425 819
Wynn Resorts Ltd
(c)
7,899 651
$ 8,369
Machinery - Construction & Mining - 0 .37%
Caterpillar Inc 39,877 9,553
Machinery - Diversified - 0 .86%
Deere & Co 21,047 9,024
Dover Corp 10,756 1,456
IDEX Corp 5,779 1,319
Ingersoll Rand Inc 31,027 1,621
Nordson Corp 4,121 980
Otis Worldwide Corp 31,923 2,500
Rockwell Automation Inc 8,801 2,267
Westinghouse Air Brake Technologies Corp 13,935 1,391
Xylem Inc/NY 13,809 1,527
$ 22,085
Media - 1 .25%
Charter Communications Inc
(c)
8,231 2,791
Comcast Corp - Class A 330,562 11,560
DISH Network Corp
(c)
19,259 270
FactSet Research Systems Inc 2,919 1,171
Fox Corp - A Shares 23,179 704
Fox Corp - B Shares 10,677 304
News Corp - A Shares 29,299 533
News Corp - B Shares 9,035 167

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 38,697 $ 653
Walt Disney Co/The
(c)
139,692 12,137
Warner Bros Discovery Inc
(c)
169,330 1,605
$ 31,895
Mining - 0 .28%
Freeport-McMoRan Inc 109,522 4,162
Newmont Corp 60,820 2,871
$ 7,033
Miscellaneous Manufacturers - 1 .19%
3M Co 42,353 5,079
A O Smith Corp 9,722 556
Eaton Corp PLC 30,474 4,783
General Electric Co 83,726 7,015
Illinois Tool Works Inc 21,421 4,719
Parker-Hannifin Corp 9,839 2,863
Teledyne Technologies Inc
(c)
3,591 1,436
Textron Inc 15,998 1,133
Trane Technologies PLC 17,649 2,967
$ 30,551
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
3,956 1,014
Oil & Gas - 4 .24%
APA Corp 24,637 1,150
Chevron Corp 136,314 24,467
ConocoPhillips 95,483 11,267
Coterra Energy Inc 60,418 1,484
Devon Energy Corp 50,089 3,081
Diamondback Energy Inc 13,487 1,845
EOG Resources Inc 45,008 5,829
EQT Corp 28,127 952
Exxon Mobil Corp 315,569 34,807
Hess Corp 21,263 3,016
Marathon Oil Corp 48,664 1,317
Marathon Petroleum Corp 35,912 4,180
Occidental Petroleum Corp 55,718 3,510
Phillips 66 36,216 3,769
Pioneer Natural Resources Co 18,207 4,158
Valero Energy Corp 29,542 3,748
$ 108,580
Oil & Gas Services - 0 .42%
Baker Hughes Co 76,739 2,266
Halliburton Co 69,578 2,738
Schlumberger Ltd 108,654 5,809
$ 10,813
Packaging & Containers - 0 .19%
Amcor PLC 114,098 1,359
Ball Corp 24,054 1,230
Packaging Corp of America 7,091 907
Sealed Air Corp 11,084 553
Westrock Co 19,485 685
$ 4,734
Pharmaceuticals - 6 .88%
AbbVie Inc 135,510 21,900
AmerisourceBergen Corp 12,409 2,056
Becton Dickinson and Co 21,852 5,557
Bristol-Myers Squibb Co 162,919 11,722
Cardinal Health Inc 20,087 1,544
Cigna Corp 23,427 7,762
CVS Health Corp 100,682 9,383
Dexcom Inc
(c)
29,599 3,352
Eli Lilly & Co 60,430 22,108
Henry Schein Inc
(c)
10,387 830
Johnson & Johnson 200,338 35,390
McKesson Corp 10,866 4,076
Merck & Co Inc 194,275 21,555
Organon & Co 19,490 544
Pfizer Inc 430,124 22,039
Viatris Inc 92,922 1,034
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 35,714 $ 5,234
$ 176,086
Pipelines - 0 .37%
Kinder Morgan Inc 151,566 2,740
ONEOK Inc 34,247 2,250
Targa Resources Corp 17,345 1,275
Williams Cos Inc/The 93,330 3,071
$ 9,336
Real Estate - 0 .07%
CBRE Group Inc
(c)
24,211 1,863
REITs - 2 .53%
Alexandria Real Estate Equities Inc 11,441 1,667
American Tower Corp 35,676 7,558
AvalonBay Communities Inc 10,719 1,731
Boston Properties Inc 10,929 739
Camden Property Trust 8,162 913
Crown Castle Inc 33,181 4,501
Digital Realty Trust Inc 22,031 2,209
Equinix Inc 7,091 4,645
Equity Residential 26,062 1,538
Essex Property Trust Inc 4,962 1,052
Extra Space Storage Inc 10,261 1,510
Federal Realty Investment Trust 5,599 566
Healthpeak Properties Inc 41,188 1,033
Host Hotels & Resorts Inc 54,789 879
Invitation Homes Inc 44,506 1,319
Iron Mountain Inc 22,275 1,110
Kimco Realty Corp 47,389 1,004
Mid-America Apartment Communities Inc 8,847 1,389
Prologis Inc 70,730 7,973
Public Storage 12,111 3,393
Realty Income Corp 48,055 3,048
Regency Centers Corp 11,800 738
SBA Communications Corp 8,273 2,319
Simon Property Group Inc 25,052 2,943
UDR Inc 23,447 908
Ventas Inc 30,628 1,380
VICI Properties Inc 73,797 2,391
Vornado Realty Trust 12,343 257
Welltower Inc 36,206 2,373
Weyerhaeuser Co 56,391 1,748
$ 64,834
Retail - 5 .36%
Advance Auto Parts Inc 4,607 677
AutoZone Inc
(c)
1,455 3,588
Bath & Body Works Inc 17,498 737
Best Buy Co Inc 15,352 1,231
CarMax Inc
(c)
12,109 737
Chipotle Mexican Grill Inc
(c)
2,124 2,947
Costco Wholesale Corp 33,914 15,482
Darden Restaurants Inc 9,377 1,297
Dollar General Corp 17,286 4,257
Dollar Tree Inc
(c)
16,129 2,281
Domino's Pizza Inc 2,713 940
Genuine Parts Co 10,800 1,874
Home Depot Inc/The 78,443 24,777
Lowe's Cos Inc 47,563 9,477
McDonald's Corp 56,124 14,790
O'Reilly Automotive Inc
(c)
4,796 4,048
Ross Stores Inc 26,595 3,087
Starbucks Corp 87,958 8,726
Target Corp 35,269 5,257
TJX Cos Inc/The 88,968 7,082
Tractor Supply Co 8,465 1,904
Ulta Beauty Inc
(c)
3,925 1,841
Walgreens Boots Alliance Inc 55,001 2,055
Walmart Inc 108,151 15,335
Yum! Brands Inc 21,586 2,765
$ 137,192

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .70%
Advanced Micro Devices Inc
(c)
123,547 $ 8,002
Analog Devices Inc 39,413 6,465
Applied Materials Inc 65,922 6,419
Broadcom Inc 31,034 17,352
Intel Corp 316,234 8,358
KLA Corp 10,859 4,094
Lam Research Corp 10,451 4,393
Microchip Technology Inc 42,146 2,961
Micron Technology Inc 83,306 4,164
Monolithic Power Systems Inc 3,417 1,208
NVIDIA Corp 190,800 27,884
NXP Semiconductors NV 19,858 3,138
ON Semiconductor Corp
(c)
33,133 2,066
Qorvo Inc
(c)
7,770 704
QUALCOMM Inc 85,897 9,444
Skyworks Solutions Inc 12,293 1,120
Teradyne Inc 11,936 1,043
Texas Instruments Inc 69,544 11,490
$ 120,305
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 3,057 705
Software - 8 .88%
Activision Blizzard Inc 54,571 4,177
Adobe Inc
(c)
35,624 11,989
Akamai Technologies Inc
(c)
12,050 1,016
ANSYS Inc
(c)
6,675 1,613
Autodesk Inc
(c)
16,541 3,091
Broadridge Financial Solutions Inc 9,014 1,209
Cadence Design Systems Inc
(c)
21,019 3,376
Ceridian HCM Holding Inc
(c)
11,768 755
Electronic Arts Inc 20,098 2,456
Fidelity National Information Services Inc 45,469 3,085
Fiserv Inc
(c)
48,661 4,918
Intuit Inc 21,598 8,406
Jack Henry & Associates Inc 5,589 981
Microsoft Corp 571,204 136,986
MSCI Inc 6,128 2,851
Oracle Corp 117,759 9,626
Paychex Inc 24,577 2,840
Paycom Software Inc
(c)
3,724 1,156
PTC Inc
(c)
8,100 972
Roper Technologies Inc 8,126 3,511
Salesforce Inc
(c)
76,625 10,160
ServiceNow Inc
(c)
15,477 6,009
Synopsys Inc
(c)
11,717 3,741
Take-Two Interactive Software Inc
(c)
12,087 1,259
Tyler Technologies Inc
(c)
3,190 1,028
$ 227,211
Telecommunications - 2 .06%
Arista Networks Inc
(c)
18,965 2,301
AT&T Inc 546,111 10,054
Cisco Systems Inc 314,624 14,989
Corning Inc 58,329 1,863
Juniper Networks Inc 24,869 795
Lumen Technologies Inc 72,933 381
Motorola Solutions Inc 12,811 3,301
T-Mobile US Inc
(c)
45,761 6,407
Verizon Communications Inc 321,814 12,679
$ 52,770
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 9,947 607
Transportation - 1 .45%
CH Robinson Worldwide Inc 9,020 826
CSX Corp 161,099 4,991
Expeditors International of Washington Inc 12,195 1,267
FedEx Corp 18,343 3,177
JB Hunt Transport Services Inc 6,347 1,107
Norfolk Southern Corp 17,741 4,372
Old Dominion Freight Line Inc 6,943 1,970
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 47,111 $ 9,755
United Parcel Service Inc 55,922 9,721
$ 37,186
Water - 0 .08%
American Water Works Co Inc 13,932 2,124
TOTAL COMMON STOCKS $ 2,462,212
Total Investments $ 2,556,886
Other Assets and Liabilities -  0.06% 1,415
TOTAL NET ASSETS - 100.00% $ 2,558,301
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $9,374 or 0.37% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22 .59%
Technology 20 .86%
Financial 15 .07%
Communications 10 .44%
Consumer, Cyclical 8 .70%
Industrial 8 .14%
Energy 5 .23%
Money Market Funds 3 .48%
Utilities 3 .06%
Basic Materials 2 .15%
Investment Companies 0 .22%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 130,654 $ 41,749 $ 88,905
Principal Government Money Market Fund - Institutional Class 4.09% 91,329 582,644 673,973 —
$ 91,329 $ 713,298 $ 715,722 $ 88,905
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 152 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 605 — — —
$ 757 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 465 $ 89,768 $ (2,278)
Total $ (2,278)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 6 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P 500 ETF 616 $ 237
Money Market Funds - 5 .95%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
10,781,895 10,782
TOTAL INVESTMENT COMPANIES $ 11,019
COMMON STOCKS - 92 .79 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 2,033 $ 68
Omnicom Group Inc 1,067 87
$ 155
Aerospace & Defense - 1 .70%
Boeing Co/The
(c)
2,930 558
General Dynamics Corp 1,177 292
Howmet Aerospace Inc 1,927 76
L3Harris Technologies Inc 997 208
Lockheed Martin Corp 1,221 594
Northrop Grumman Corp 757 413
Raytheon Technologies Corp 7,691 776
TransDigm Group Inc 270 170
$ 3,087
Agriculture - 0 .84%
Altria Group Inc 9,377 428
Archer-Daniels-Midland Co 2,874 267
Philip Morris International Inc 8,110 821
$ 1,516
Airlines - 0 .19%
Alaska Air Group Inc
(c)
663 29
American Airlines Group Inc
(c)
3,400 43
Delta Air Lines Inc
(c)
3,354 110
Southwest Airlines Co 3,106 105
United Airlines Holdings Inc
(c)
1,710 64
$ 351
Apparel - 0 .49%
NIKE Inc 6,590 771
Ralph Lauren Corp 215 23
Tapestry Inc 1,261 48
VF Corp 1,727 48
$ 890
Automobile Manufacturers - 1 .42%
Cummins Inc 737 179
Ford Motor Co 20,663 240
General Motors Co 7,433 250
PACCAR Inc 1,819 180
Tesla Inc
(c)
14,042 1,730
$ 2,579
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
1,417 132
BorgWarner Inc 1,226 49
$ 181
Banks - 4 .45%
Bank of America Corp 36,515 1,209
Bank of New York Mellon Corp/The 3,848 175
Citigroup Inc 10,133 458
Citizens Financial Group Inc 2,577 102
Comerica Inc 685 46
Fifth Third Bancorp 3,591 118
First Republic Bank/CA 957 117
Goldman Sachs Group Inc/The 1,772 609
Huntington Bancshares Inc/OH 7,548 106
JPMorgan Chase & Co 15,345 2,058
KeyCorp 4,881 85
M&T Bank Corp 904 131
Morgan Stanley 6,897 586
Northern Trust Corp 1,090 97
PNC Financial Services Group Inc/The 2,111 333
Regions Financial Corp 4,888 105
Signature Bank/New York NY 329 38
State Street Corp 1,919 149
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SVB Financial Group
(c)
309 $ 71
Truist Financial Corp 6,941 299
US Bancorp 7,073 308
Wells Fargo & Co 19,935 823
Zions Bancorp NA 785 39
$ 8,062
Beverages - 1 .80%
Brown-Forman Corp - B Shares 956 63
Coca-Cola Co/The 20,362 1,295
Constellation Brands Inc 849 197
Keurig Dr Pepper Inc 4,445 158
Molson Coors Beverage Co 983 51
Monster Beverage Corp
(c)
1,993 202
PepsiCo Inc 7,207 1,302
$ 3,268
Biotechnology - 1 .72%
Amgen Inc 2,791 733
Biogen Inc
(c)
754 209
Bio-Rad Laboratories Inc
(c)
112 47
Corteva Inc 3,739 220
Gilead Sciences Inc 6,561 563
Illumina Inc
(c)
822 166
Incyte Corp
(c)
966 78
Moderna Inc
(c)
1,729 311
Regeneron Pharmaceuticals Inc
(c)
560 404
Vertex Pharmaceuticals Inc
(c)
1,342 387
$ 3,118
Building Materials - 0 .40%
Carrier Global Corp 4,376 180
Johnson Controls International plc 3,603 231
Martin Marietta Materials Inc 324 109
Masco Corp 1,179 55
Mohawk Industries Inc
(c)
275 28
Vulcan Materials Co 695 122
$ 725
Chemicals - 1 .62%
Air Products and Chemicals Inc 1,160 358
Albemarle Corp 612 133
Celanese Corp 521 53
CF Industries Holdings Inc 1,027 87
Dow Inc 3,682 186
DuPont de Nemours Inc 2,600 178
Eastman Chemical Co 628 51
Ecolab Inc 1,296 189
FMC Corp 659 82
International Flavors & Fragrances Inc 1,333 140
Linde PLC 2,587 844
LyondellBasell Industries NV 1,328 110
Mosaic Co/The 1,782 78
PPG Industries Inc 1,229 154
Sherwin-Williams Co/The 1,233 293
$ 2,936
Commercial Services - 1 .72%
Automatic Data Processing Inc 2,170 518
Cintas Corp 451 204
CoStar Group Inc
(c)
2,127 164
Equifax Inc 640 124
FleetCor Technologies Inc
(c)
386 71
Gartner Inc
(c)
413 139
Global Payments Inc 1,415 141
MarketAxess Holdings Inc 197 55
Moody's Corp 824 230
PayPal Holdings Inc
(c)
5,965 425
Quanta Services Inc 747 106
Robert Half International Inc 568 42
Rollins Inc 1,210 44
S&P Global Inc 1,743 584
United Rentals Inc
(c)
363 129

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 818 $ 144
$ 3,120
Computers - 6 .98%
Accenture PLC - Class A 3,296 880
Apple Inc 78,234 10,165
Cognizant Technology Solutions Corp 2,689 154
DXC Technology Co
(c)
1,203 32
EPAM Systems Inc
(c)
300 98
Fortinet Inc
(c)
3,393 166
Hewlett Packard Enterprise Co 6,732 107
HP Inc 4,632 125
International Business Machines Corp 4,730 666
Leidos Holdings Inc 715 75
NetApp Inc 1,138 68
Seagate Technology Holdings PLC 1,005 53
Western Digital Corp
(c)
1,661 52
$ 12,641
Consumer Products - 0 .28%
Avery Dennison Corp 424 77
Church & Dwight Co Inc 1,275 103
Clorox Co/The 645 90
Kimberly-Clark Corp 1,765 240
$ 510
Cosmetics & Personal Care - 1 .39%
Colgate-Palmolive Co 4,369 344
Estee Lauder Cos Inc/The 1,209 300
Procter & Gamble Co/The 12,398 1,879
$ 2,523
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
2,241 136
Fastenal Co 2,996 142
LKQ Corp 1,328 71
Pool Corp 205 62
WW Grainger Inc 235 131
$ 542
Diversified Financial Services - 3 .69%
American Express Co 3,127 462
Ameriprise Financial Inc 557 173
BlackRock Inc 785 556
Capital One Financial Corp 1,997 186
Cboe Global Markets Inc 554 70
Charles Schwab Corp/The 7,980 664
CME Group Inc 1,881 316
Discover Financial Services 1,429 140
Franklin Resources Inc 1,486 39
Intercontinental Exchange Inc 2,922 300
Invesco Ltd 2,379 43
Mastercard Inc 4,442 1,545
Nasdaq Inc 1,773 109
Raymond James Financial Inc 1,012 108
Synchrony Financial 2,358 77
T Rowe Price Group Inc 1,170 128
Visa Inc 8,553 1,777
$ 6,693
Electric - 2 .80%
AES Corp/The 3,494 100
Alliant Energy Corp 1,313 72
Ameren Corp 1,352 120
American Electric Power Co Inc 2,688 255
CenterPoint Energy Inc 3,293 99
CMS Energy Corp 1,518 96
Consolidated Edison Inc 1,856 177
Constellation Energy Corp 1,710 147
Dominion Energy Inc 4,359 267
DTE Energy Co 1,013 119
Duke Energy Corp 4,028 415
Edison International 1,997 127
Entergy Corp 1,064 120
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 1,200 $ 76
Eversource Energy 1,822 153
Exelon Corp 5,199 225
FirstEnergy Corp 2,841 119
NextEra Energy Inc 10,396 869
NRG Energy Inc 1,206 38
PG&E Corp
(c)
8,423 137
Pinnacle West Capital Corp 591 45
PPL Corp 3,852 113
Public Service Enterprise Group Inc 2,610 160
Sempra Energy 1,644 254
Southern Co/The 5,695 407
WEC Energy Group Inc 1,650 155
Xcel Energy Inc 2,863 201
$ 5,066
Electrical Components & Equipment - 0 .28%
AMETEK Inc 1,201 168
Emerson Electric Co 3,093 297
Generac Holdings Inc
(c)
332 33
$ 498
Electronics - 1 .13%
Agilent Technologies Inc 1,549 232
Allegion plc 459 49
Amphenol Corp 3,113 237
Fortive Corp 1,852 119
Garmin Ltd 804 74
Honeywell International Inc 3,517 754
Keysight Technologies Inc
(c)
936 160
Mettler-Toledo International Inc
(c)
117 169
TE Connectivity Ltd 1,665 191
Trimble Inc
(c)
1,291 65
$ 2,050
Energy - Alternate Sources - 0 .19%
Enphase Energy Inc
(c)
711 188
First Solar Inc
(c)
518 78
SolarEdge Technologies Inc
(c)
292 83
$ 349
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 667 80
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
1,122 47
Live Nation Entertainment Inc
(c)
747 52
$ 99
Environmental Control - 0 .27%
Pentair PLC 858 39
Republic Services Inc 1,074 138
Waste Management Inc 1,955 307
$ 484
Food - 1 .17%
Campbell Soup Co 1,049 60
Conagra Brands Inc 2,507 97
General Mills Inc 3,104 260
Hershey Co/The 768 178
Hormel Foods Corp 1,514 69
J M Smucker Co/The 557 88
Kellogg Co 1,339 95
Kraft Heinz Co/The 4,165 170
Kroger Co/The 3,407 152
Lamb Weston Holdings Inc 752 67
McCormick & Co Inc/MD 1,311 109
Mondelez International Inc 7,144 476
Sysco Corp 2,652 203
Tyson Foods Inc 1,515 94
$ 2,118
Forest Products & Paper - 0 .04%
International Paper Co 1,861 64

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 731 $ 82
NiSource Inc 2,124 58
$ 140
Hand & Machine Tools - 0 .07%
Snap-on Inc 278 64
Stanley Black & Decker Inc 773 58
$ 122
Healthcare - Products - 3 .60%
Abbott Laboratories 9,122 1,002
Align Technology Inc
(c)
380 80
Baxter International Inc 2,637 134
Bio-Techne Corp 820 68
Boston Scientific Corp
(c)
7,493 347
Cooper Cos Inc/The 258 85
Danaher Corp 3,427 910
DENTSPLY SIRONA Inc 1,123 36
Edwards Lifesciences Corp
(c)
3,234 241
Hologic Inc
(c)
1,306 98
IDEXX Laboratories Inc
(c)
434 177
Intuitive Surgical Inc
(c)
1,849 491
Medtronic PLC 6,953 540
PerkinElmer Inc 660 93
ResMed Inc 766 159
STERIS PLC 522 96
Stryker Corp 1,762 431
Teleflex Inc 245 61
Thermo Fisher Scientific Inc 2,051 1,129
Waters Corp
(c)
311 107
West Pharmaceutical Services Inc 387 91
Zimmer Biomet Holdings Inc 1,097 140
$ 6,516
Healthcare - Services - 2 .62%
Catalent Inc
(c)
941 42
Centene Corp
(c)
2,963 243
Charles River Laboratories International Inc
(c)
266 58
DaVita Inc
(c)
288 22
Elevance Health Inc 1,250 641
HCA Healthcare Inc 1,110 267
Humana Inc 662 339
IQVIA Holdings Inc
(c)
972 199
Laboratory Corp of America Holdings 464 109
Molina Healthcare Inc
(c)
305 101
Quest Diagnostics Inc 596 93
UnitedHealth Group Inc 4,888 2,592
Universal Health Services Inc 336 47
$ 4,753
Home Builders - 0 .22%
DR Horton Inc 1,638 146
Lennar Corp - A Shares 1,332 121
NVR Inc
(c)
16 74
PulteGroup Inc 1,192 54
$ 395
Home Furnishings - 0 .02%
Whirlpool Corp 285 40
Housewares - 0 .01%
Newell Brands Inc 1,969 26
Insurance - 3 .88%
Aflac Inc 2,961 213
Allstate Corp/The 1,388 188
American International Group Inc 3,888 246
Aon PLC 1,083 325
Arch Capital Group Ltd
(c)
1,935 121
Arthur J Gallagher & Co 1,103 208
Assurant Inc 277 35
Berkshire Hathaway Inc - Class B
(c)
9,426 2,912
Brown & Brown Inc 1,229 70
Chubb Ltd 2,172 479
Cincinnati Financial Corp 823 84
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 205 $ 68
Globe Life Inc 473 57
Hartford Financial Services Group Inc/The 1,665 126
Lincoln National Corp 808 25
Loews Corp 1,031 60
Marsh & McLennan Cos Inc 2,596 430
MetLife Inc 3,449 250
Principal Financial Group Inc 1,191 100
Progressive Corp/The 3,060 397
Prudential Financial Inc 1,926 191
Travelers Cos Inc/The 1,227 230
W R Berkley Corp 1,069 77
Willis Towers Watson PLC 567 139
$ 7,031
Internet - 6 .78%
Alphabet Inc - A Shares
(c)
31,249 2,757
Alphabet Inc - C Shares
(c)
27,702 2,458
Amazon.com Inc
(c)
46,434 3,900
Booking Holdings Inc
(c)
203 409
CDW Corp/DE 708 126
eBay Inc 2,840 118
Etsy Inc
(c)
658 79
Expedia Group Inc
(c)
788 69
F5 Inc
(c)
313 45
Gen Digital Inc 3,033 65
Match Group Inc
(c)
1,462 61
Meta Platforms Inc
(c)
11,765 1,416
Netflix Inc
(c)
2,328 687
VeriSign Inc
(c)
483 99
$ 12,289
Iron & Steel - 0 .15%
Nucor Corp 1,343 177
Steel Dynamics Inc 872 85
$ 262
Leisure Products & Services - 0 .07%
Carnival Corp
(c)
5,239 42
Norwegian Cruise Line Holdings Ltd
(c)
2,204 27
Royal Caribbean Cruises Ltd
(c)
1,148 57
$ 126
Lodging - 0 .32%
Hilton Worldwide Holdings Inc 1,415 179
Las Vegas Sands Corp
(c)
1,719 82
Marriott International Inc/MD 1,408 210
MGM Resorts International 1,668 56
Wynn Resorts Ltd
(c)
539 44
$ 571
Machinery - Construction & Mining - 0 .36%
Caterpillar Inc 2,723 652
Machinery - Diversified - 0 .83%
Deere & Co 1,437 616
Dover Corp 735 99
IDEX Corp 394 90
Ingersoll Rand Inc 2,118 111
Nordson Corp 281 67
Otis Worldwide Corp 2,180 171
Rockwell Automation Inc 601 155
Westinghouse Air Brake Technologies Corp 951 95
Xylem Inc/NY 942 104
$ 1,508
Media - 1 .20%
Charter Communications Inc
(c)
562 191
Comcast Corp - Class A 22,570 789
DISH Network Corp
(c)
1,315 18
FactSet Research Systems Inc 199 80
Fox Corp - A Shares 1,583 48
Fox Corp - B Shares 729 21
News Corp - A Shares 2,001 36
News Corp - B Shares 617 11

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 2,642 $ 45
Walt Disney Co/The
(c)
9,537 829
Warner Bros Discovery Inc
(c)
11,561 110
$ 2,178
Mining - 0 .27%
Freeport-McMoRan Inc 7,477 284
Newmont Corp 4,152 196
$ 480
Miscellaneous Manufacturers - 1 .15%
3M Co 2,891 347
A O Smith Corp 664 38
Eaton Corp PLC 2,080 326
General Electric Co 5,715 479
Illinois Tool Works Inc 1,463 322
Parker-Hannifin Corp 671 195
Teledyne Technologies Inc
(c)
245 98
Textron Inc 1,093 77
Trane Technologies PLC 1,205 203
$ 2,085
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
270 69
Oil & Gas - 4 .09%
APA Corp 1,683 79
Chevron Corp 9,308 1,671
ConocoPhillips 6,520 769
Coterra Energy Inc 4,126 101
Devon Energy Corp 3,419 210
Diamondback Energy Inc 921 126
EOG Resources Inc 3,073 398
EQT Corp 1,921 65
Exxon Mobil Corp
(d)
21,546 2,377
Hess Corp 1,452 206
Marathon Oil Corp 3,323 90
Marathon Petroleum Corp 2,452 285
Occidental Petroleum Corp 3,805 240
Phillips 66 2,473 257
Pioneer Natural Resources Co 1,243 284
Valero Energy Corp 2,017 256
$ 7,414
Oil & Gas Services - 0 .41%
Baker Hughes Co 5,240 155
Halliburton Co 4,750 187
Schlumberger Ltd 7,418 396
$ 738
Packaging & Containers - 0 .18%
Amcor PLC 7,791 93
Ball Corp 1,642 84
Packaging Corp of America 485 62
Sealed Air Corp 756 37
Westrock Co 1,330 47
$ 323
Pharmaceuticals - 6 .64%
AbbVie Inc 9,252 1,495
AmerisourceBergen Corp 847 140
Becton Dickinson and Co 1,492 379
Bristol-Myers Squibb Co 11,124 800
Cardinal Health Inc 1,372 106
Cigna Corp 1,599 530
CVS Health Corp 6,874 641
Dexcom Inc
(c)
2,021 229
Eli Lilly & Co 4,126 1,509
Henry Schein Inc
(c)
709 57
Johnson & Johnson 13,679 2,416
McKesson Corp 742 278
Merck & Co Inc 13,264 1,472
Organon & Co 1,330 37
Pfizer Inc 29,367 1,505
Viatris Inc 6,344 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 2,439 $ 357
$ 12,022
Pipelines - 0 .35%
Kinder Morgan Inc 10,348 187
ONEOK Inc 2,338 153
Targa Resources Corp 1,184 87
Williams Cos Inc/The 6,372 210
$ 637
Real Estate - 0 .07%
CBRE Group Inc
(c)
1,653 127
REITs - 2 .44%
Alexandria Real Estate Equities Inc 781 114
American Tower Corp 2,435 516
AvalonBay Communities Inc 731 118
Boston Properties Inc 746 50
Camden Property Trust 557 62
Crown Castle Inc 2,265 307
Digital Realty Trust Inc 1,504 151
Equinix Inc 484 317
Equity Residential 1,779 105
Essex Property Trust Inc 339 72
Extra Space Storage Inc 700 103
Federal Realty Investment Trust 382 39
Healthpeak Properties Inc 2,810 71
Host Hotels & Resorts Inc 3,740 60
Invitation Homes Inc 3,038 90
Iron Mountain Inc 1,520 76
Kimco Realty Corp 3,235 69
Mid-America Apartment Communities Inc 604 95
Prologis Inc 4,829 544
Public Storage 827 232
Realty Income Corp 3,281 208
Regency Centers Corp 805 50
SBA Communications Corp 564 158
Simon Property Group Inc 1,710 201
UDR Inc 1,600 62
Ventas Inc 2,091 94
VICI Properties Inc 5,038 163
Vornado Realty Trust 838 17
Welltower Inc 2,472 162
Weyerhaeuser Co 3,851 119
$ 4,425
Retail - 5 .17%
Advance Auto Parts Inc 315 46
AutoZone Inc
(c)
99 244
Bath & Body Works Inc 1,194 50
Best Buy Co Inc 1,048 84
CarMax Inc
(c)
827 50
Chipotle Mexican Grill Inc
(c)
145 201
Costco Wholesale Corp 2,315 1,057
Darden Restaurants Inc 640 89
Dollar General Corp 1,181 291
Dollar Tree Inc
(c)
1,101 156
Domino's Pizza Inc 186 64
Genuine Parts Co 737 128
Home Depot Inc/The 5,355 1,691
Lowe's Cos Inc 3,248 647
McDonald's Corp 3,832 1,010
O'Reilly Automotive Inc
(c)
328 277
Ross Stores Inc 1,816 211
Starbucks Corp 6,005 596
Target Corp 2,408 359
TJX Cos Inc/The 6,075 484
Tractor Supply Co 578 130
Ulta Beauty Inc
(c)
268 126
Walgreens Boots Alliance Inc 3,755 140
Walmart Inc 7,385 1,047
Yum! Brands Inc 1,474 189
$ 9,367

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .53%
Advanced Micro Devices Inc
(c)
8,435 $ 546
Analog Devices Inc 2,691 442
Applied Materials Inc 4,501 438
Broadcom Inc 2,118 1,184
Intel Corp 21,591 571
KLA Corp 741 279
Lam Research Corp 714 300
Microchip Technology Inc 2,879 202
Micron Technology Inc 5,688 284
Monolithic Power Systems Inc 233 83
NVIDIA Corp 13,028 1,904
NXP Semiconductors NV 1,356 214
ON Semiconductor Corp
(c)
2,262 141
Qorvo Inc
(c)
531 48
QUALCOMM Inc 5,864 645
Skyworks Solutions Inc 839 77
Teradyne Inc 815 71
Texas Instruments Inc 4,749 785
$ 8,214
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 208 48
Software - 8 .56%
Activision Blizzard Inc 3,725 285
Adobe Inc
(c)
2,433 819
Akamai Technologies Inc
(c)
823 69
ANSYS Inc
(c)
455 110
Autodesk Inc
(c)
1,130 211
Broadridge Financial Solutions Inc 615 82
Cadence Design Systems Inc
(c)
1,435 231
Ceridian HCM Holding Inc
(c)
803 51
Electronic Arts Inc 1,373 168
Fidelity National Information Services Inc 3,105 211
Fiserv Inc
(c)
3,323 336
Intuit Inc 1,474 574
Jack Henry & Associates Inc 381 67
Microsoft Corp
(d)
38,999 9,353
MSCI Inc 419 195
Oracle Corp 8,040 657
Paychex Inc 1,678 194
Paycom Software Inc
(c)
254 79
PTC Inc
(c)
553 66
Roper Technologies Inc 554 239
Salesforce Inc
(c)
5,231 694
ServiceNow Inc
(c)
1,056 410
Synopsys Inc
(c)
799 255
Take-Two Interactive Software Inc
(c)
825 86
Tyler Technologies Inc
(c)
217 70
$ 15,512
Telecommunications - 1 .99%
Arista Networks Inc
(c)
1,294 157
AT&T Inc 37,286 687
Cisco Systems Inc 21,482 1,023
Corning Inc 3,982 127
Juniper Networks Inc 1,697 54
Lumen Technologies Inc 4,961 26
Motorola Solutions Inc 874 225
T-Mobile US Inc
(c)
3,125 438
Verizon Communications Inc 21,972 866
$ 3,603
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 679 41
Transportation - 1 .40%
CH Robinson Worldwide Inc 616 56
CSX Corp 11,000 341
Expeditors International of Washington Inc 833 87
FedEx Corp 1,252 217
JB Hunt Transport Services Inc 433 75
Norfolk Southern Corp 1,212 299
Old Dominion Freight Line Inc 474 134
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 3,217 $ 666
United Parcel Service Inc 3,818 664
$ 2,539
Water - 0 .08%
American Water Works Co Inc 951 145
TOTAL COMMON STOCKS $ 168,103
TOTAL PURCHASED OPTIONS - 0.63% $ 1,133
Total Investments $ 180,255
Other Assets and Liabilities -  0.50% 900
TOTAL NET ASSETS - 100.00% $ 181,155
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,564 or 1.42% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 21 .78%
Technology 20 .11%
Financial 14 .53%
Communications 10 .06%
Consumer, Cyclical 8 .39%
Industrial 7 .84%
Money Market Funds 5 .95%
Energy 5 .04%
Utilities 2 .96%
Basic Materials 2 .08%
Purchased Options 0 .63%
Investment Companies 0 .13%
Other Assets and Liabilities
0 .50%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 12,127 $ 1,345 $ 10,782
Principal Government Money Market Fund - Institutional Class 4.09% 16,905 84,155 101,060 —
$ 16,905 $ 96,282 $ 102,405 $ 10,782
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 21 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 127 — — —
$ 148 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 50 $ 5 $ 3,950 .00 01/23/2023 $ 213 $ 149 $ (64)
Put - S&P 500 Index N/A 200 20 $ 3,780 .00 01/23/2023 1,324 984 (340)
Total $ 1,537 $ 1,133 $ (404)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 50 $ 5 $ 3,970 .00 01/23/2023 $ (179) $ (121) $ 58
Put - S&P 500 Index N/A 200 20 $ 3,700 .00 01/23/2023 (839) (540) 299
Total $ (1,018) $ (661) $ 357
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2023 Long 15 $ 2,896 $ (45)
Total $ (45)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .25 % Shares Held Value (000's)
Money Market Funds - 0 .25%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
1,496,752 $ 1,497
TOTAL INVESTMENT COMPANIES $ 1,497
COMMON STOCKS - 99 .99 % Shares Held Value (000's)
Aerospace & Defense - 9 .10%
HEICO Corp - Class A 185,635 $ 22,248
TransDigm Group Inc 49,606 31,235
$ 53,483
Banks - 0 .71%
First Republic Bank/CA 34,407 4,194
Beverages - 0 .07%
Brown-Forman Corp - B Shares 6,369 418
Building Materials - 4 .77%
Martin Marietta Materials Inc 22,309 7,540
Summit Materials Inc
(c)
84,486 2,398
Vulcan Materials Co 103,333 18,095
$ 28,033
Chemicals - 1 .16%
Air Products and Chemicals Inc 13,521 4,168
Perimeter Solutions SA
(c)
281,317 2,571
Perimeter Solutions SA - Warrants
(c)
97,671 74
$ 6,813
Commercial Services - 9 .22%
CoStar Group Inc
(c)
348,601 26,940
Gartner Inc
(c)
24,060 8,088
Moody's Corp 29,000 8,080
TransUnion 90,649 5,144
Verisk Analytics Inc 33,546 5,918
$ 54,170
Distribution & Wholesale - 5 .88%
Copart Inc
(c)
427,504 26,031
Fastenal Co 180,846 8,557
$ 34,588
Diversified Financial Services - 1 .39%
Brookfield Asset Management Ltd
(c)
173,813 4,983
Brookfield Reinsurance Ltd
(c)
4,484 140
Credit Acceptance Corp
(c)
6,467 3,068
$ 8,191
Electric - 3 .23%
Brookfield Infrastructure Partners LP 406,717 12,604
Brookfield Renewable Corp 70,661 1,946
Brookfield Renewable Partners LP 174,560 4,424
$ 18,974
Electronics - 2 .51%
Agilent Technologies Inc 67,949 10,169
Mettler-Toledo International Inc
(c)
3,152 4,556
$ 14,725
Entertainment - 3 .60%
Live Nation Entertainment Inc
(c)
170,062 11,860
Vail Resorts Inc 39,091 9,317
$ 21,177
Healthcare - Products - 0 .94%
IDEXX Laboratories Inc
(c)
13,608 5,552
Home Builders - 1 .76%
Lennar Corp - A Shares 41,879 3,790
Lennar Corp - B Shares 1,155 86
NVR Inc
(c)
1,399 6,453
$ 10,329
Insurance - 10 .00%
Aon PLC 16,571 4,973
Arch Capital Group Ltd
(c)
145,267 9,120
Brown & Brown Inc 264,471 15,067
F&G Annuities & Life Inc 1,995 40
Fidelity National Financial Inc 29,349 1,104
Markel Corp
(c)
14,324 18,872
Progressive Corp/The 73,849 9,579
$ 58,755
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .78%
VeriSign Inc
(c)
58,697 $ 12,059
Wix.com Ltd
(c)
55,658 4,276
$ 16,335
Lodging - 4 .41%
Hilton Worldwide Holdings Inc 165,127 20,866
Hyatt Hotels Corp
(c)
55,747 5,042
$ 25,908
Machinery - Diversified - 0 .52%
Cognex Corp 32,096 1,512
Enovis Corp
(c)
15,325 820
Esab Corp 15,325 719
$ 3,051
Media - 1 .63%
Liberty Broadband Corp - A Shares
(c)
5,444 413
Liberty Broadband Corp - C Shares
(c)
7,837 598
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
15,460 826
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
129,745 7,756
$ 9,593
Private Equity - 7 .82%
Ares Management Corp 41,780 2,859
Brookfield Corp 698,022 21,960
KKR & Co Inc 375,506 17,431
Onex Corp 77,151 3,712
$ 45,962
Real Estate - 2 .46%
CBRE Group Inc
(c)
128,980 9,926
Howard Hughes Corp/The
(c)
52,901 4,043
Kennedy-Wilson Holdings Inc 30,203 475
$ 14,444
REITs - 2 .88%
SBA Communications Corp 60,357 16,919
Retail - 11 .34%
CarMax Inc
(c)
213,826 13,020
Dollar General Corp 39,427 9,709
Domino's Pizza Inc 37,353 12,939
O'Reilly Automotive Inc
(c)
33,750 28,486
Ross Stores Inc 21,744 2,524
$ 66,678
Semiconductors - 1 .68%
Microchip Technology Inc 140,417 9,864
Software - 10 .13%
ANSYS Inc
(c)
13,300 3,213
Autodesk Inc
(c)
62,603 11,699
Black Knight Inc
(c)
161,255 9,957
Constellation Software Inc/Canada 1,812 2,823
Guidewire Software Inc
(c)
15,831 990
MSCI Inc 9,213 4,286
Roper Technologies Inc 39,292 16,978
Tyler Technologies Inc
(c)
29,759 9,595
$ 59,541
TOTAL COMMON STOCKS $ 587,697
Total Investments $ 589,194
Other Assets and Liabilities -  (0.24)% (1,423)
TOTAL NET ASSETS - 100.00% $ 587,771
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Account
December 31, 2022
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .99%
Financial 25 .26%
Industrial 16 .90%
Technology 11 .81%
Consumer, Non-cyclical 10 .23%
Communications 4 .41%
Utilities 3 .23%
Basic Materials 1 .16%
Money Market Funds 0 .25%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 3,602 $ 2,105 $ 1,497
Principal Government Money Market Fund - Institutional Class 4.09% 1,988 57,206 59,194 —
$ 1,988 $ 60,808 $ 61,299 $ 1,497
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 2 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 17 — — —
$ 19 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0 .91 % Shares Held Value (000's)
Money Market Funds - 0 .91%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
8,858 $ 9
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
1,400,759 1,401
$ 1,410
TOTAL INVESTMENT COMPANIES $ 1,410
COMMON STOCKS - 97 .08 % Shares Held Value (000's)
Aerospace & Defense - 0 .94%
Raytheon Technologies Corp 14,308 $ 1,444
Apparel - 1 .71%
Deckers Outdoor Corp
(d)
5,426 2,166
NIKE Inc 3,969 464
$ 2,630
Automobile Manufacturers - 1 .84%
Cummins Inc 5,104 1,237
PACCAR Inc 16,196 1,603
$ 2,840
Automobile Parts & Equipment - 0 .20%
Magna International Inc 5,596 314
Banks - 4 .84%
First Republic Bank/CA 5,782 705
JPMorgan Chase & Co 23,701 3,178
Morgan Stanley 22,808 1,939
PNC Financial Services Group Inc/The 10,397 1,642
$ 7,464
Beverages - 1 .50%
Keurig Dr Pepper Inc 64,870 2,313
Biotechnology - 0 .07%
Provention Bio Inc
(d)
10,390 110
Chemicals - 2 .98%
Air Products and Chemicals Inc 6,158 1,898
Albemarle Corp 3,533 766
FMC Corp 15,505 1,935
$ 4,599
Commercial Services - 0 .81%
Morningstar Inc 3,283 711
PayPal Holdings Inc
(d)
7,507 535
$ 1,246
Computers - 5 .34%
Amdocs Ltd 13,634 1,239
Apple Inc 53,824 6,994
$ 8,233
Consumer Products - 0 .62%
Church & Dwight Co Inc 11,830 954
Diversified Financial Services - 8 .15%
Ameriprise Financial Inc 6,589 2,052
BlackRock Inc 937 664
Charles Schwab Corp/The 17,959 1,495
Discover Financial Services 6,156 602
Nasdaq Inc 36,561 2,243
Visa Inc 26,469 5,499
$ 12,555
Electric - 3 .49%
Constellation Energy Corp 18,428 1,589
NextEra Energy Inc 25,957 2,170
Xcel Energy Inc 23,109 1,620
$ 5,379
Electronics - 0 .52%
Honeywell International Inc 3,756 805
Energy - Alternate Sources - 0 .39%
Enphase Energy Inc
(d)
2,296 608
Environmental Control - 1 .14%
Republic Services Inc 13,611 1,756
Food - 1 .03%
Simply Good Foods Co/The
(d)
41,857 1,592
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 3 .39%
Abbott Laboratories 17,851 $ 1,960
Cooper Cos Inc/The 1,582 523
Edwards Lifesciences Corp
(d)
6,276 468
Medtronic PLC 5,315 413
Thermo Fisher Scientific Inc 3,366 1,854
$ 5,218
Healthcare - Services - 2 .90%
UnitedHealth Group Inc 8,442 4,476
Home Furnishings - 0 .26%
Sonos Inc
(d)
24,119 408
Insurance - 2 .85%
Fidelity National Financial Inc 14,793 556
Marsh & McLennan Cos Inc 11,274 1,866
Progressive Corp/The 15,138 1,964
$ 4,386
Internet - 5 .18%
Alphabet Inc - A Shares
(d)
50,867 4,488
Amazon.com Inc
(d)
28,542 2,398
Meta Platforms Inc
(d)
9,102 1,095
$ 7,981
Machinery - Construction & Mining - 0 .86%
Epiroc AB - A Shares 72,731 1,324
Machinery - Diversified - 1 .02%
Deere & Co 3,667 1,572
Media - 3 .03%
Charter Communications Inc
(d)
1,221 414
Comcast Corp - Class A 68,762 2,405
Nexstar Media Group Inc 7,571 1,325
Walt Disney Co/The
(d)
5,972 519
$ 4,663
Miscellaneous Manufacturers - 2 .22%
Parker-Hannifin Corp 6,496 1,890
Trane Technologies PLC 9,119 1,533
$ 3,423
Oil & Gas - 5 .21%
Chevron Corp 18,201 3,267
EOG Resources Inc 14,914 1,932
Helmerich & Payne Inc 20,362 1,009
Marathon Petroleum Corp 15,571 1,812
$ 8,020
Oil & Gas Services - 0 .21%
Schlumberger Ltd 5,945 318
Pharmaceuticals - 7 .56%
Bristol-Myers Squibb Co 15,901 1,144
CVS Health Corp 24,803 2,311
Eli Lilly & Co 6,955 2,544
Merck & Co Inc 19,878 2,206
Pfizer Inc 36,961 1,894
Roche Holding AG ADR 33,059 1,294
SIGA Technologies Inc
(e)
33,818 249
$ 11,642
REITs - 2 .90%
Alexandria Real Estate Equities Inc 6,520 950
American Tower Corp 4,338 919
Extra Space Storage Inc 3,468 510
Host Hotels & Resorts Inc 93,624 1,503
Prologis Inc 5,150 580
$ 4,462
Retail - 6 .80%
Chipotle Mexican Grill Inc
(d)
725 1,006
Costco Wholesale Corp 3,292 1,503
Home Depot Inc/The 6,248 1,973
Lululemon Athletica Inc
(d)
1,938 621
O'Reilly Automotive Inc
(d)
2,287 1,930
Papa John's International Inc 8,767 722
Starbucks Corp 3,497 347
Target Corp 2,674 398

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tractor Supply Co 8,783 $ 1,976
$ 10,476
Semiconductors - 4 .53%
Broadcom Inc 5,946 3,325
Lam Research Corp 3,126 1,314
Microchip Technology Inc 17,480 1,228
NVIDIA Corp 7,625 1,114
$ 6,981
Software - 9 .09%
Adobe Inc
(d)
6,166 2,075
Fair Isaac Corp
(d)
3,222 1,929
Microsoft Corp 29,348 7,037
Roper Technologies Inc 4,338 1,875
Salesforce Inc
(d)
2,763 366
ServiceNow Inc
(d)
982 381
Veeva Systems Inc
(d)
2,132 344
$ 14,007
Telecommunications - 1 .67%
T-Mobile US Inc
(d)
18,328 2,566
Transportation - 1 .83%
Expeditors International of Washington Inc 14,020 1,457
Union Pacific Corp 6,552 1,357
$ 2,814
TOTAL COMMON STOCKS $ 149,579
Total Investments $ 150,989
Other Assets and Liabilities -  2.01% 3,090
TOTAL NET ASSETS - 100.00% $ 154,079
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 18 .96%
Financial 18 .74%
Consumer, Non-cyclical 17 .88%
Consumer, Cyclical 10 .81%
Communications 9 .88%
Industrial 8 .53%
Energy 5 .81%
Utilities 3 .49%
Basic Materials 2 .98%
Money Market Funds 0 .91%
Other Assets and Liabilities
2 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 4,966 $ 3,565 $ 1,401
Principal Government Money Market Fund - Institutional Class 4.09% 1,996 46,967 48,963 —
$ 1,996 $ 51,933 $ 52,528 $ 1,401
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 8 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 40 — — —
$ 48 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .25%
Blue Chip Fund
(a),(b)
37,626 $ 1,063
Core Fixed Income Fund
(a)
1,398,264 11,773
Diversified International Fund
(a)
136,703 1,557
Diversified Real Asset Fund
(a)
75,035 825
International Small Company Fund
(a)
32,066 291
LargeCap Growth Fund I
(a),(b)
78,479 1,032
MidCap Fund
(a),(b)
5,979 187
MidCap Value Fund I
(a)
48,608 750
Origin Emerging Markets Fund
(a)
41,969 374
SmallCap Growth Fund I
(a),(b)
18,362 223
SmallCap Value Fund II
(a)
22,473 235
$ 18,310
Principal Funds, Inc. Institutional Class - 44 .76%
Equity Income Fund
(a)
32,417 1,131
High Income Fund
(a)
279,353 2,187
Inflation Protection Fund
(a)
283,360 2,173
LargeCap S&P 500 Index Fund
(a)
56,178 1,082
LargeCap Value Fund III
(a)
66,423 1,123
MidCap Growth Fund III
(a),(b)
50,729 519
Overseas Fund
(a)
85,434 790
Short-Term Income Fund
(a)
506,131 5,831
$ 14,836
TOTAL INVESTMENT COMPANIES $ 33,146
Total Investments $ 33,146
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 33,142
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .97%
Domestic Equity Funds 22 .16%
International Equity Funds 4 .39%
Specialty Funds 2 .49%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,514 $ 467 $ 433 $ 1,063
Core Fixed Income Fund 11,735 4,917 2,904 11,773
Diversified International Fund 2,492 636 1,111 1,557
Diversified Real Asset Fund 857 310 185 825
Equity Income Fund 1,414 411 465 1,131
High Income Fund 2,654 896 901 2,187
Inflation Protection Fund 2,288 981 657 2,173
International Small Company Fund 463 118 195 291
LargeCap Growth Fund I 1,456 620 414 1,032
LargeCap S&P 500 Index Fund 943 763 359 1,082
LargeCap Value Fund III 1,432 460 580 1,123
MidCap Fund 721 374 680 187
MidCap Growth Fund III — 549 42 519
MidCap Value Fund I 728 334 215 750
Origin Emerging Markets Fund 612 188 259 374
Overseas Fund 1,046 334 484 790
Short-Term Income Fund 6,237 2,140 2,198 5,831
SmallCap Growth Fund I 329 96 106 223
SmallCap Value Fund II 380 108 196 235
$ 37,301 $ 14,702 $ 12,384 $ 33,146
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 19 $ 7 $ (504)
Core Fixed Income Fund 334 (67) — (1,908)
Diversified International Fund 17 (2) — (458)
Diversified Real Asset Fund 52 (1) 48 (156)
Equity Income Fund 24 1 40 (230)
High Income Fund 149 (42) — (420)
Inflation Protection Fund 130 (3) — (436)
International Small Company Fund 4 — — (95)
LargeCap Growth Fund I — (1) 107 (629)
LargeCap S&P 500 Index Fund 16 (13) 15 (252)
LargeCap Value Fund III 19 (1) 86 (188)
MidCap Fund — 92 6 (320)
MidCap Growth Fund III — — 9 12
MidCap Value Fund I 11 (1) 40 (96)
Origin Emerging Markets Fund 11 (30) — (137)
Overseas Fund 19 30 41 (136)
Short-Term Income Fund 103 (38) — (310)
SmallCap Growth Fund I — (4) 2 (92)
SmallCap Value Fund II 7 (3) 18 (54)
$ 896 $ (64) $ 419 $ (6,409)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .17%
Blue Chip Fund
(a),(b)
227,077 $ 6,417
Core Fixed Income Fund
(a)
5,967,027 50,242
Diversified International Fund
(a)
814,045 9,272
Diversified Real Asset Fund
(a)
342,908 3,769
International Small Company Fund
(a)
191,489 1,735
LargeCap Growth Fund I
(a),(b)
473,462 6,226
MidCap Fund
(a),(b)
35,729 1,116
MidCap Value Fund I
(a)
290,199 4,481
Origin Emerging Markets Fund
(a)
252,919 2,256
SmallCap Growth Fund I
(a),(b)
106,226 1,288
SmallCap Value Fund II
(a)
129,999 1,358
$ 88,160
Principal Funds, Inc. Institutional Class - 41 .83%
Equity Income Fund
(a)
195,565 6,821
High Income Fund
(a)
1,094,887 8,573
Inflation Protection Fund
(a)
1,110,462 8,517
LargeCap S&P 500 Index Fund
(a)
339,683 6,542
LargeCap Value Fund III
(a)
401,397 6,788
MidCap Growth Fund III
(a),(b)
303,103 3,098
Overseas Fund
(a)
523,922 4,846
Short-Term Income Fund
(a)
1,580,761 18,211
$ 63,396
TOTAL INVESTMENT COMPANIES $ 151,556
Total Investments $ 151,556
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 151,551
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 62 .56%
Domestic Equity Funds 29 .12%
International Equity Funds 5 .83%
Specialty Funds 2 .49%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 10,286 $ 1,653 $ 2,336 $ 6,417
Core Fixed Income Fund 56,952 11,668 9,494 50,242
Diversified International Fund 17,182 1,967 6,702 9,272
Diversified Real Asset Fund 4,441 767 717 3,769
Equity Income Fund 9,547 1,462 2,705 6,821
High Income Fund 11,542 2,280 3,310 8,573
Inflation Protection Fund 9,938 2,678 2,325 8,517
International Small Company Fund 3,202 366 1,194 1,735
LargeCap Growth Fund I 9,881 2,667 2,245 6,226
LargeCap S&P 500 Index Fund 7,019 3,295 1,997 6,542
LargeCap Value Fund III 9,686 1,761 3,439 6,788
MidCap Fund 4,866 1,697 3,978 1,116
MidCap Growth Fund III — 3,166 143 3,098
MidCap Value Fund I 4,804 1,474 1,176 4,481
Origin Emerging Markets Fund 4,052 808 1,561 2,256
Overseas Fund 7,232 1,251 2,922 4,846
Short-Term Income Fund 20,827 3,355 4,848 18,211
SmallCap Growth Fund I 2,257 332 663 1,288
SmallCap Value Fund II 2,624 401 1,302 1,358
$ 196,338 $ 43,048 $ 53,057 $ 151,556
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (114) $ 45 $ (3,072)
Core Fixed Income Fund 1,455 (169) — (8,715)
Diversified International Fund 103 (603) — (2,572)
Diversified Real Asset Fund 240 (8) 219 (714)
Equity Income Fund 149 99 246 (1,582)
High Income Fund 604 (260) — (1,679)
Inflation Protection Fund 511 (7) — (1,767)
International Small Company Fund 22 (25) — (614)
LargeCap Growth Fund I — 56 648 (4,133)
LargeCap S&P 500 Index Fund 100 (173) 90 (1,602)
LargeCap Value Fund III 113 105 523 (1,325)
MidCap Fund — 949 35 (2,418)
MidCap Growth Fund III — 3 57 72
MidCap Value Fund I 66 (7) 238 (614)
Origin Emerging Markets Fund 67 (261) — (782)
Overseas Fund 120 71 255 (786)
Short-Term Income Fund 333 (105) — (1,018)
SmallCap Growth Fund I — (6) 10 (632)
SmallCap Value Fund II 39 210 108 (575)
$ 3,922 $ (245) $ 2,474 $ (34,528)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69.16%
Blue Chip Fund
(a),(b)
485,044 $ 13,707
Core Fixed Income Fund
(a)
9,406,659 79,204
Diversified International Fund
(a)
1,745,615 19,883
International Small Company Fund
(a)
410,120 3,716
LargeCap Growth Fund I
(a),(b)
1,011,652 13,303
MidCap Fund
(a),(b)
74,222 2,318
MidCap Value Fund I
(a)
606,765 9,368
Origin Emerging Markets Fund
(a)
531,734 4,743
Real Estate Securities Fund
(a)
214,142 5,401
SmallCap Growth Fund I
(a),(b)
233,808 2,836
SmallCap Value Fund II
(a)
285,742 2,986
$ 157,465
Principal Funds, Inc. Institutional Class - 30.84%
Equity Income Fund
(a)
417,201 14,552
High Income Fund
(a)
1,352,943 10,594
LargeCap S&P 500 Index Fund
(a)
723,750 13,939
LargeCap Value Fund III
(a)
855,297 14,463
MidCap Growth Fund III
(a),(b)
636,662 6,507
Overseas Fund
(a)
1,097,180 10,149
$ 70,204
TOTAL INVESTMENT COMPANIES $ 227,669
Total Investments $ 227,669
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 227,664
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48.18%
Domestic Equity Funds 43.65%
International Equity Funds 8.17%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,828 $ 4,071 $ 3,306 $ 13,707
Core Fixed Income Fund 75,243 25,388 9,148 79,204
Diversified International Fund 30,127 5,156 9,539 19,883
Equity Income Fund 17,520 3,625 3,815 14,552
High Income Fund 12,009 3,393 2,713 10,594
International Small Company Fund 5,494 961 1,556 3,716
LargeCap Growth Fund I 18,132 6,171 3,255 13,303
LargeCap S&P 500 Index Fund 14,218 5,870 2,713 13,939
LargeCap Value Fund III 17,751 4,268 5,188 14,463
MidCap Fund 9,037 3,616 7,564 2,318
MidCap Growth Fund III — 6,576 227 6,507
MidCap Value Fund I 9,030 3,299 1,771 9,368
Origin Emerging Markets Fund 6,897 1,916 2,093 4,743
Overseas Fund 12,705 2,968 4,122 10,149
Real Estate Securities Fund 6,948 1,115 670 5,401
SmallCap Growth Fund I 4,201 851 1,027 2,836
SmallCap Value Fund II 4,729 1,033 2,065 2,986
$ 262,869 $ 80,277 $ 60,772 $ 227,669
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 8 $ 96 $ (5,894)
Core Fixed Income Fund 2,107 (24) — (12,255)
Diversified International Fund 221 (32) — (5,829)
Equity Income Fund 293 13 522 (2,791)
High Income Fund 690 (103) — (1,992)
International Small Company Fund 47 (6) — (1,177)
LargeCap Growth Fund I — (25) 1,377 (7,720)
LargeCap S&P 500 Index Fund 213 (107) 191 (3,329)
LargeCap Value Fund III 240 32 1,109 (2,400)
MidCap Fund — 779 72 (3,550)
MidCap Growth Fund III — 4 119 154
MidCap Value Fund I 138 (3) 495 (1,187)
Origin Emerging Markets Fund 140 (286) — (1,691)
Overseas Fund 251 (5) 533 (1,397)
Real Estate Securities Fund 45 (12) 147 (1,980)
SmallCap Growth Fund I — 9 23 (1,198)
SmallCap Value Fund II 84 (10) 235 (701)
$ 4,469 $ 232 $ 4,919 $ (54,937)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61.60%
Blue Chip Fund
(a),(b)
344,716 $ 9,742
Core Fixed Income Fund
(a)
2,115,307 17,811
Diversified International Fund
(a)
1,239,208 14,115
International Small Company Fund
(a)
286,707 2,597
LargeCap Growth Fund I
(a),(b)
719,118 9,456
MidCap Fund
(a),(b)
64,805 2,024
MidCap Value Fund I
(a)
429,265 6,628
Origin Emerging Markets Fund
(a)
379,635 3,386
Real Estate Securities Fund
(a)
113,003 2,850
SmallCap Growth Fund I
(a),(b)
165,419 2,006
SmallCap Value Fund II
(a)
201,895 2,110
$ 72,725
Principal Funds, Inc. Institutional Class - 38.40%
Equity Income Fund
(a)
295,902 10,321
High Income Fund
(a)
442,725 3,467
LargeCap S&P 500 Index Fund
(a)
513,819 9,896
LargeCap Value Fund III
(a)
607,288 10,269
MidCap Growth Fund III
(a),(b)
410,968 4,200
Overseas Fund
(a)
776,309 7,181
$ 45,334
TOTAL INVESTMENT COMPANIES $ 118,059
Total Investments $ 118,059
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 118,055
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58.86%
Fixed Income Funds 29.99%
International Equity Funds 11.15%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 12,123 $ 3,580 $ 2,126 $ 9,742
Core Fixed Income Fund 15,320 6,928 1,938 17,811
Diversified International Fund 20,086 3,711 5,760 14,115
Equity Income Fund 11,451 3,047 2,339 10,321
High Income Fund 3,188 1,348 495 3,467
International Small Company Fund 3,746 686 1,035 2,597
LargeCap Growth Fund I 11,740 4,965 2,094 9,456
LargeCap S&P 500 Index Fund 10,541 3,382 1,647 9,896
LargeCap Value Fund III 11,567 3,120 2,813 10,269
MidCap Fund — 1,973 38 2,024
MidCap Growth Fund III 5,719 3,221 2,971 4,200
MidCap Value Fund I 6,149 2,514 1,227 6,628
Origin Emerging Markets Fund 4,844 1,271 1,324 3,386
Overseas Fund 8,472 2,114 2,455 7,181
Real Estate Securities Fund 3,552 645 337 2,850
SmallCap Growth Fund I 2,690 606 521 2,006
SmallCap Value Fund II 2,988 744 1,151 2,110
$ 134,176 $ 43,855 $ 30,271 $ 118,059
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (7) $ 67 $ (3,828)
Core Fixed Income Fund 443 (3) — (2,496)
Diversified International Fund 156 (1) — (3,921)
Equity Income Fund 199 (6) 366 (1,832)
High Income Fund 204 — — (574)
International Small Company Fund 33 5 — (805)
LargeCap Growth Fund I — (5) 973 (5,150)
LargeCap S&P 500 Index Fund 150 (17) 135 (2,363)
LargeCap Value Fund III 170 6 783 (1,611)
MidCap Fund — — 62 89
MidCap Growth Fund III — (2) 77 (1,767)
MidCap Value Fund I 97 — 348 (808)
Origin Emerging Markets Fund 100 9 — (1,414)
Overseas Fund 178 (4) 375 (946)
Real Estate Securities Fund 23 — 75 (1,010)
SmallCap Growth Fund I — — 16 (769)
SmallCap Value Fund II 59 2 165 (473)
$ 1,812 $ (23) $ 3,442 $ (29,678)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.37%
Blue Chip Fund
(a),(b)
194,408 $ 5,494
Core Fixed Income Fund
(a)
222,516 1,874
Diversified International Fund
(a)
698,977 7,961
International Small Company Fund
(a)
160,307 1,452
LargeCap Growth Fund I
(a),(b)
405,546 5,333
MidCap Fund
(a),(b)
36,622 1,144
MidCap Value Fund I
(a)
242,283 3,741
Origin Emerging Markets Fund
(a)
215,742 1,924
Real Estate Securities Fund
(a)
55,143 1,391
SmallCap Growth Fund I
(a),(b)
92,061 1,117
SmallCap Value Fund II
(a)
112,329 1,174
$ 32,605
Principal Funds, Inc. Institutional Class - 42.64%
Equity Income Fund
(a)
167,287 5,835
High Income Fund
(a)
77,390 606
LargeCap S&P 500 Index Fund
(a)
289,801 5,581
LargeCap Value Fund III
(a)
342,333 5,789
MidCap Growth Fund III
(a),(b)
232,059 2,372
Overseas Fund
(a)
437,550 4,047
$ 24,230
TOTAL INVESTMENT COMPANIES $ 56,835
Total Investments $ 56,835
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 56,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68.57%
Fixed Income Funds 18.38%
International Equity Funds 13.06%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 7,059 $ 2,282 $ 1,611 $ 5,494
Core Fixed Income Fund 1,075 1,472 446 1,874
Diversified International Fund 11,412 2,428 3,626 7,961
Equity Income Fund 6,664 1,906 1,671 5,835
High Income Fund 277 510 108 606
International Small Company Fund 2,119 453 664 1,452
LargeCap Growth Fund I 6,840 3,070 1,593 5,333
LargeCap S&P 500 Index Fund 6,537 1,738 1,288 5,581
LargeCap Value Fund III 6,720 1,878 1,892 5,789
MidCap Fund — 1,116 23 1,144
MidCap Growth Fund III 3,418 1,911 1,908 2,372
MidCap Value Fund I 3,646 1,489 931 3,741
Origin Emerging Markets Fund 2,787 792 836 1,924
Overseas Fund 4,760 1,336 1,517 4,047
Real Estate Securities Fund 1,815 343 262 1,391
SmallCap Growth Fund I 1,572 370 375 1,117
SmallCap Value Fund II 1,830 449 831 1,174
$ 68,531 $ 23,543 $ 19,582 $ 56,835
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (38) $ 38 $ (2,198)
Core Fixed Income Fund 42 (5) — (222)
Diversified International Fund 88 (11) — (2,242)
Equity Income Fund 113 (7) 207 (1,057)
High Income Fund 30 (1) — (72)
International Small Company Fund 18 3 — (459)
LargeCap Growth Fund I — (45) 549 (2,939)
LargeCap S&P 500 Index Fund 85 (24) 76 (1,382)
LargeCap Value Fund III 96 8 441 (925)
MidCap Fund — 1 35 50
MidCap Growth Fund III — 4 43 (1,053)
MidCap Value Fund I 55 3 197 (466)
Origin Emerging Markets Fund 56 17 — (836)
Overseas Fund 100 1 212 (533)
Real Estate Securities Fund 11 — 38 (505)
SmallCap Growth Fund I — 14 9 (464)
SmallCap Value Fund II 33 3 92 (277)
$ 727 $ (77) $ 1,937 $ (15,580)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.39%
Blue Chip Fund
(a),(b)
51,704 $ 1,461
Core Fixed Income Fund
(a)
59,707 503
Diversified International Fund
(a)
185,941 2,118
International Small Company Fund
(a)
42,777 388
LargeCap Growth Fund I
(a),(b)
107,914 1,419
MidCap Fund
(a),(b)
9,741 304
MidCap Value Fund I
(a)
64,491 996
Origin Emerging Markets Fund
(a)
57,573 513
Real Estate Securities Fund
(a)
14,590 368
SmallCap Growth Fund I
(a),(b)
24,680 299
SmallCap Value Fund II
(a)
30,067 314
$ 8,683
Principal Funds, Inc. Institutional Class - 42.63%
Equity Income Fund
(a)
44,603 1,556
High Income Fund
(a)
20,762 163
LargeCap S&P 500 Index Fund
(a)
77,075 1,484
LargeCap Value Fund III
(a)
91,017 1,539
MidCap Growth Fund III
(a),(b)
61,843 632
Overseas Fund
(a)
116,439 1,077
$ 6,451
TOTAL INVESTMENT COMPANIES $ 15,134
Total Investments $ 15,134
Other Assets and Liabilities -  (0.02)% (3)
TOTAL NET ASSETS - 100.00% $ 15,131
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68.55%
Fixed Income Funds 18.40%
International Equity Funds 13.07%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,767 $ 739 $ 476 $ 1,461
Core Fixed Income Fund 282 395 115 503
Diversified International Fund 2,858 850 1,020 2,118
Equity Income Fund 1,667 650 484 1,556
High Income Fund 98 133 45 163
International Small Company Fund 535 159 189 388
LargeCap Growth Fund I 1,712 947 473 1,419
LargeCap S&P 500 Index Fund 1,697 541 386 1,484
LargeCap Value Fund III 1,685 644 548 1,539
MidCap Fund — 303 12 304
MidCap Growth Fund III 841 591 538 632
MidCap Value Fund I 907 494 283 996
Origin Emerging Markets Fund 690 270 240 513
Overseas Fund 1,245 441 461 1,077
Real Estate Securities Fund 457 127 85 368
SmallCap Growth Fund I 389 136 112 299
SmallCap Value Fund II 454 157 225 314
$ 17,284 $ 7,577 $ 5,692 $ 15,134
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1) $ 10 $ (568)
Core Fixed Income Fund 11 (1) — (58)
Diversified International Fund 23 — — (570)
Equity Income Fund 29 — 56 (277)
High Income Fund 9 — — (23)
International Small Company Fund 5 — — (117)
LargeCap Growth Fund I — (2) 146 (765)
LargeCap S&P 500 Index Fund 22 (1) 20 (367)
LargeCap Value Fund III 25 — 117 (242)
MidCap Fund — — 9 13
MidCap Growth Fund III — (2) 12 (260)
MidCap Value Fund I 15 — 52 (122)
Origin Emerging Markets Fund 15 — — (207)
Overseas Fund 27 (1) 56 (147)
Real Estate Securities Fund 3 — 10 (131)
SmallCap Growth Fund I — — 2 (114)
SmallCap Value Fund II 9 — 25 (72)
$ 193 $ (8) $ 515 $ (4,027)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .23%
Blue Chip Fund
(a),(b)
27,501 $ 777
Core Fixed Income Fund
(a)
1,016,123 8,556
Diversified International Fund
(a)
98,031 1,117
Diversified Real Asset Fund
(a)
56,730 623
International Small Company Fund
(a)
23,879 216
LargeCap Growth Fund I
(a),(b)
57,270 753
MidCap Fund
(a),(b)
4,365 136
MidCap Value Fund I
(a)
35,319 545
Origin Emerging Markets Fund
(a)
30,994 277
SmallCap Growth Fund I
(a),(b)
13,165 160
SmallCap Value Fund II
(a)
16,137 169
$ 13,329
Principal Funds, Inc. Institutional Class - 44 .79%
Equity Income Fund
(a)
23,839 831
High Income Fund
(a)
202,908 1,589
Inflation Protection Fund
(a)
205,861 1,579
LargeCap S&P 500 Index Fund
(a)
41,065 791
LargeCap Value Fund III
(a)
48,596 822
MidCap Growth Fund III
(a),(b)
36,746 375
Overseas Fund
(a)
63,188 584
Short-Term Income Fund
(a)
367,768 4,237
$ 10,808
TOTAL INVESTMENT COMPANIES $ 24,137
Total Investments $ 24,137
Other Assets and Liabilities -  (0.02)% (4)
TOTAL NET ASSETS - 100.00% $ 24,133
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .77%
Domestic Equity Funds 22 .20%
International Equity Funds 4 .47%
Specialty Funds 2 .58%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,174 $ 345 $ 375 $ 777
Core Fixed Income Fund 9,487 3,405 2,841 8,556
Diversified International Fund 1,957 427 922 1,117
Diversified Real Asset Fund 719 209 185 623
Equity Income Fund 1,128 274 398 831
High Income Fund 2,146 611 811 1,589
Inflation Protection Fund 1,850 683 623 1,579
International Small Company Fund 375 81 166 216
LargeCap Growth Fund I 1,144 458 371 753
LargeCap S&P 500 Index Fund 844 480 324 791
LargeCap Value Fund III 1,134 310 480 822
MidCap Fund 626 230 538 136
MidCap Growth Fund III — 399 35 375
MidCap Value Fund I 630 228 239 545
Origin Emerging Markets Fund 502 124 219 277
Overseas Fund 833 231 402 584
Short-Term Income Fund 5,043 1,436 1,979 4,237
SmallCap Growth Fund I 254 64 85 160
SmallCap Value Fund II 287 72 148 169
$ 30,133 $ 10,067 $ 11,141 $ 24,137
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (15) $ 6 $ (352)
Core Fixed Income Fund 253 (42) — (1,453)
Diversified International Fund 12 (8) — (337)
Diversified Real Asset Fund 40 (1) 36 (119)
Equity Income Fund 18 (19) 30 (154)
High Income Fund 113 (40) — (317)
Inflation Protection Fund 95 (8) — (323)
International Small Company Fund 3 — — (74)
LargeCap Growth Fund I — (11) 79 (467)
LargeCap S&P 500 Index Fund 12 (15) 11 (194)
LargeCap Value Fund III 14 — 63 (142)
MidCap Fund — 58 4 (240)
MidCap Growth Fund III — 2 7 9
MidCap Value Fund I 8 — 29 (74)
Origin Emerging Markets Fund 8 (20) — (110)
Overseas Fund 15 8 31 (86)
Short-Term Income Fund 77 (28) — (235)
SmallCap Growth Fund I — 2 1 (75)
SmallCap Value Fund II 5 3 13 (45)
$ 673 $ (134) $ 310 $ (4,788)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0.99% Shares Held Value (000's)
Money Market Funds - 0.99%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
1,324,713 $ 1,325
TOTAL INVESTMENT COMPANIES $ 1,325
COMMON STOCKS - 98.46% Shares Held Value (000's)
Entertainment - 1.16%
Marriott Vacations Worldwide Corp 11,595 $ 1,561
REITs - 97.30%
Agree Realty Corp 26,532 1,882
Alexandria Real Estate Equities Inc 36,269 5,283
American Homes 4 Rent 148,354 4,471
American Tower Corp 26,682 5,653
Apartment Income REIT Corp 70,046 2,403
Apple Hospitality REIT Inc 77,418 1,222
AvalonBay Communities Inc 39,854 6,437
Broadstone Net Lease Inc 109,603 1,777
Cousins Properties Inc 73,974 1,871
CubeSmart 96,875 3,899
DiamondRock Hospitality Co 99,385 814
Digital Realty Trust Inc 46,606 4,673
Equinix Inc 8,552 5,602
Equity LifeStyle Properties Inc 64,513 4,168
Equity Residential 19,015 1,122
Essex Property Trust Inc 23,919 5,069
Extra Space Storage Inc 35,205 5,181
First Industrial Realty Trust Inc 69,139 3,337
Gaming and Leisure Properties Inc 41,087 2,140
Healthcare Realty Trust Inc 81,845 1,577
InvenTrust Properties Corp 28,000 663
Invitation Homes Inc 158,870 4,709
Kilroy Realty Corp 53,267 2,060
Medical Properties Trust Inc 144,057 1,605
NETSTREIT Corp 47,420 869
Prologis Inc 84,852 9,565
Public Storage 10,590 2,967
Regency Centers Corp 60,266 3,767
Rexford Industrial Realty Inc 87,133 4,761
Sabra Health Care REIT Inc 131,359 1,633
Saul Centers Inc 15,727 640
Simon Property Group Inc 15,756 1,851
Sun Communities Inc 39,066 5,586
Terreno Realty Corp 48,528 2,760
Ventas Inc 142,897 6,437
VICI Properties Inc 208,286 6,748
Welltower Inc 83,947 5,503
$ 130,705
TOTAL COMMON STOCKS $ 132,266
Total Investments $ 133,591
Other Assets and Liabilities -  0.55% 736
TOTAL NET ASSETS - 100.00% $ 134,327
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 97.30%
Consumer, Cyclical 1.16%
Money Market Funds 0.99%
Other Assets and Liabilities
0.55%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 1,475 $ 150 $ 1,325
Principal Government Money Market Fund - Institutional Class 4.09% 2,129 24,741 26,870 —
$ 2,129 $ 26,216 $ 27,020 $ 1,325
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 2 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 22 — — —
$ 24 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 99.99% Shares Held Value (000's)
Money Market Funds - 1.00%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
5,698,886 $ 5,699
Principal Exchange-Traded Funds - 7.33%
Principal U.S. Mega-Cap ETF
(a)
950,807 34,286
Principal U.S. Small-Cap Multi-Factor ETF
(a)
188,600 7,373
$ 41,659
Principal Funds, Inc. Class R-6 - 46.27%
Blue Chip Fund
(a),(c)
2,292,014 64,772
Core Fixed Income Fund
(a)
7,395,516 62,270
Diversified International Fund
(a)
2,447,539 27,877
Diversified Real Asset Fund
(a)
2,353,861 25,869
Global Real Estate Securities Fund
(a)
309,388 2,661
High Yield Fund
(a)
2,449,355 15,431
International Small Company Fund
(a)
675,014 6,116
LargeCap Growth Fund I
(a),(c)
715,197 9,405
Origin Emerging Markets Fund
(a)
2,325,109 20,740
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,175,881 27,757
$ 262,898
Principal Funds, Inc. Institutional Class - 28.02%
Bond Market Index Fund
(a)
5,959,456 49,940
Finisterre Emerging Markets Total Return Bond
Fund
(a)
889,245 7,568
Inflation Protection Fund
(a)
1,544,734 11,848
LargeCap Value Fund III
(a)
1,033,890 17,483
Overseas Fund
(a)
1,055,701 9,765
Principal Capital Appreciation Fund
(a)
815,843 45,157
Short-Term Income Fund
(a)
1,513,690 17,438
$ 159,199
Principal Variable Contracts Funds, Inc.  Class 1 - 17.37%
Equity Income Account
(a)
2,256,755 59,894
Government & High Quality Bond Account
(a)
1,743,794 14,369
MidCap Account
(a)
477,042 24,449
$ 98,712
TOTAL INVESTMENT COMPANIES $ 568,167
Total Investments $ 568,167
Other Assets and Liabilities -  0.01% 33
TOTAL NET ASSETS - 100.00% $ 568,200
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46.25%
Fixed Income Funds 41.27%
International Equity Funds 6.92%
Specialty Funds 4.55%
Money Market Funds 1.00%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 76,921 $ 20,134 $ 6,540 $ 64,772
Bond Market Index Fund — 53,071 702 49,940
Core Fixed Income Fund 82,384 14,282 21,404 62,270
Diversified International Fund 19,142 15,750 1,846 27,877
Diversified Real Asset Fund 37,643 3,842 10,768 25,869
Edge MidCap Fund 17,925 80 15,373 —
Equity Income Account 62,100 18,432 6,869 59,894
Finisterre Emerging Markets Total Return Bond Fund 23,011 1,003 13,650 7,568
Global Real Estate Securities Fund 17,302 80 12,848 2,661
Government & High Quality Bond Account 26,575 15,701 24,276 14,369
High Yield Fund 16,203 7,045 5,023 15,431
Inflation Protection Fund — 13,414 208 11,848
International Small Company Fund 9,488 3,817 4,306 6,116
LargeCap Growth Fund I 31,328 2,947 14,690 9,405
LargeCap Value Fund III 37,659 1,778 18,652 17,483
MidCap Account 7,624 24,126 1,535 24,449
Origin Emerging Markets Fund 48,422 1,559 19,505 20,740
Overseas Fund 7,286 8,485 4,282 9,765
Principal Capital Appreciation Fund 13,047 43,312 4,509 45,157
Principal Government Money Market Fund - Class R-6 4.15% — 5,699 — 5,699
Principal Government Money Market Fund - Institutional Class 4.09% 22,974 26,882 49,856 —
Principal Investment Grade Corporate Active ETF 10,054 — 8,817 —
Principal U.S. Mega-Cap ETF 66,858 — 22,766 34,286
Principal U.S. Small-Cap Multi-Factor ETF 52,810 — 40,486 7,373
Short-Term Income Fund 25,640 447 7,464 17,438
Spectrum Preferred and Capital Securities Income Fund 32,072 4,752 4,132 27,757
$ 744,468 $ 286,638 $ 320,507 $ 568,167
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,687 $ 453 $ (27,430)
Bond Market Index Fund 818 (39) — (2,390)
Core Fixed Income Fund 2,071 (2,299) — (10,693)
Diversified International Fund 310 (443) — (4,726)
Diversified Real Asset Fund 1,644 132 1,498 (4,980)
Edge MidCap Fund — 1,884 — (4,516)
Equity Income Account 2,560 3,117 5,153 (16,886)
Finisterre Emerging Markets Total Return Bond Fund 907 (1,981) — (815)
Global Real Estate Securities Fund (5) 3,062 36 (4,935)
Government & High Quality Bond Account 264 (2,500) — (1,131)
High Yield Fund 1,026 (548) — (2,246)
Inflation Protection Fund 711 (15) — (1,343)
International Small Company Fund 78 (1,176) — (1,707)
LargeCap Growth Fund I — (4,101) 978 (6,079)
LargeCap Value Fund III 292 (807) 1,349 (2,495)
MidCap Account 57 (485) 1,943 (5,281)
Origin Emerging Markets Fund 612 (2,471) — (7,265)
Overseas Fund 242 (663) 516 (1,061)
Principal Capital Appreciation Fund 446 (1,233) — (5,460)
Principal Government Money Market Fund - Class R-6 4.15% 11 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 86 — — —
Principal Investment Grade Corporate Active ETF 137 (1,220) — (17)
Principal U.S. Mega-Cap ETF 719 8,504 — (18,310)
Principal U.S. Small-Cap Multi-Factor ETF 219 12,059 — (17,010)
Short-Term Income Fund 347 (182) — (1,003)
Spectrum Preferred and Capital Securities Income Fund 1,520 (412) — (4,523)
$ 15,072 $ 9,870 $ 11,926 $ (152,302)
Amounts in thousands.
(a) The negative income is a result of updated information received, related to estimated distributions from Real Estate Investment Trusts (“REITs”), reported in the prior year .

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Money Market Funds - 0.90%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
1,464,725 $ 1,465
Principal Exchange-Traded Funds - 4.58%
Principal U.S. Mega-Cap ETF
(a)
169,230 6,103
Principal U.S. Small-Cap Multi-Factor ETF
(a)
35,200 1,376
$ 7,479
Principal Funds, Inc. Class R-6 - 46.18%
Blue Chip Fund
(a),(c)
474,081 13,398
Core Fixed Income Fund
(a)
3,784,251 31,863
Diversified International Fund
(a)
428,036 4,875
Diversified Real Asset Fund
(a)
414,006 4,550
Global Real Estate Securities Fund
(a)
102,739 884
High Yield Fund
(a)
761,160 4,795
International Small Company Fund
(a)
113,402 1,027
Origin Emerging Markets Fund
(a)
413,025 3,684
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,182,918 10,339
$ 75,415
Principal Funds, Inc. Institutional Class - 31.57%
Bond Market Index Fund
(a)
2,917,394 24,448
Finisterre Emerging Markets Total Return Bond
Fund
(a)
470,516 4,004
Inflation Protection Fund
(a)
722,450 5,541
Overseas Fund
(a)
126,337 1,169
Principal Capital Appreciation Fund
(a)
158,560 8,776
Short-Term Income Fund
(a)
660,467 7,608
$ 51,546
Principal Variable Contracts Funds, Inc.  Class 1 - 16.78%
Equity Income Account
(a)
570,754 15,148
Government & High Quality Bond Account
(a)
953,105 7,854
MidCap Account
(a)
85,826 4,398
$ 27,400
TOTAL INVESTMENT COMPANIES $ 163,305
Total Investments $ 163,305
Other Assets and Liabilities -  (0.01)% (10)
TOTAL NET ASSETS - 100.00% $ 163,295
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 62.04%
Domestic Equity Funds 30.13%
International Equity Funds 4.15%
Specialty Funds 2.79%
Money Market Funds 0.90%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 14,840 $ 5,367 $ 1,774 $ 13,398
Bond Market Index Fund — 26,268 544 24,448
Core Fixed Income Fund 37,543 6,009 5,620 31,863
Diversified International Fund 2,019 4,137 477 4,875
Diversified Real Asset Fund 9,800 762 5,123 4,550
Edge MidCap Fund 3,423 138 3,067 —
Equity Income Account 11,346 8,164 1,262 15,148
Finisterre Emerging Markets Total Return Bond Fund 11,778 656 7,159 4,004
Global Real Estate Securities Fund 6,822 74 5,262 884
Government & High Quality Bond Account 12,152 7,516 10,139 7,854
High Yield Fund 7,943 3,494 5,391 4,795
Inflation Protection Fund — 6,588 340 5,541
International Small Company Fund 2,398 280 1,109 1,027
LargeCap Growth Fund I 6,046 655 5,164 —
LargeCap Value Fund III 5,183 2,180 7,066 —
MidCap Account 2,215 3,378 188 4,398
Origin Emerging Markets Fund 8,855 263 3,656 3,684
Overseas Fund 1,520 1,649 1,693 1,169
Principal Capital Appreciation Fund 2,022 10,547 2,142 8,776
Principal Government Money Market Fund - Class R-6 4.15% — 1,465 — 1,465
Principal Government Money Market Fund - Institutional Class 4.09% 4,910 13,661 18,571 —
Principal Investment Grade Corporate Active ETF 4,686 436 4,570 —
Principal U.S. Mega-Cap ETF 12,575 — 4,707 6,103
Principal U.S. Small-Cap Multi-Factor ETF 7,265 — 5,199 1,376
Short-Term Income Fund 12,127 387 4,354 7,608
Spectrum Preferred and Capital Securities Income Fund 16,125 935 4,574 10,339
$ 203,593 $ 105,009 $ 109,151 $ 163,305
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 419 $ 94 $ (5,454)
Bond Market Index Fund 401 (26) — (1,250)
Core Fixed Income Fund 984 (685) — (5,384)
Diversified International Fund 54 (110) — (694)
Diversified Real Asset Fund 312 97 263 (986)
Edge MidCap Fund — 356 — (850)
Equity Income Account 647 61 1,302 (3,161)
Finisterre Emerging Markets Total Return Bond Fund 433 (836) — (435)
Global Real Estate Securities Fund (4) 1,013 14 (1,763)
Government & High Quality Bond Account 135 (1,125) — (550)
High Yield Fund 433 (497) — (754)
Inflation Protection Fund 332 (22) — (685)
International Small Company Fund 13 (235) — (307)
LargeCap Growth Fund I — (1,268) — (269)
LargeCap Value Fund III — (217) — (80)
MidCap Account 10 (65) 339 (942)
Origin Emerging Markets Fund 109 (482) — (1,296)
Overseas Fund 29 (221) 62 (86)
Principal Capital Appreciation Fund 87 (476) — (1,175)
Principal Government Money Market Fund - Class R-6 4.15% 3 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 28 — — —
Principal Investment Grade Corporate Active ETF 63 (543) — (9)
Principal U.S. Mega-Cap ETF 130 1,769 — (3,534)
Principal U.S. Small-Cap Multi-Factor ETF 38 1,878 — (2,568)
Short-Term Income Fund 159 (103) — (449)
Spectrum Preferred and Capital Securities Income Fund 639 (366) — (1,781)
$ 5,035 $ (1,684) $ 2,074 $ (34,462)
Amounts in thousands.
(a) The negative income is a result of updated information received, related to estimated distributions from Real Estate Investment Trusts (“REITs”), reported in the prior year.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 99.99% Shares Held Value (000's)
Money Market Funds - 0.80%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
2,766,147 $ 2,766
Principal Exchange-Traded Funds - 10.11%
Principal U.S. Mega-Cap ETF
(a)
776,311 27,994
Principal U.S. Small-Cap Multi-Factor ETF
(a)
178,400 6,974
$ 34,968
Principal Funds, Inc. Class R-6 - 44.23%
Blue Chip Fund
(a),(c)
1,848,993 52,252
Core Fixed Income Fund
(a)
2,033,400 17,121
Diversified International Fund
(a)
2,094,041 23,851
Diversified Real Asset Fund
(a)
1,511,617 16,613
Global Real Estate Securities Fund
(a)
185,455 1,595
High Yield Fund
(a)
625,661 3,942
International Small Company Fund
(a)
550,758 4,990
LargeCap Growth Fund I
(a),(c)
651,097 8,562
Origin Emerging Markets Fund
(a)
1,898,512 16,935
Spectrum Preferred and Capital Securities Income
Fund
(a)
806,168 7,046
$ 152,907
Principal Funds, Inc. Institutional Class - 23.56%
Bond Market Index Fund
(a)
1,531,405 12,833
Finisterre Emerging Markets Total Return Bond
Fund
(a)
334,761 2,849
Inflation Protection Fund
(a)
308,156 2,364
LargeCap Value Fund III
(a)
869,291 14,700
Overseas Fund
(a)
724,159 6,698
Principal Capital Appreciation Fund
(a)
687,622 38,060
Short-Term Income Fund
(a)
343,562 3,958
$ 81,462
Principal Variable Contracts Funds, Inc.  Class 1 - 21.29%
Equity Income Account
(a)
1,823,770 48,403
Government & High Quality Bond Account
(a)
429,550 3,539
MidCap Account
(a)
422,628 21,660
$ 73,602
TOTAL INVESTMENT COMPANIES $ 345,705
Total Investments $ 345,705
Other Assets and Liabilities -  0.01% 40
TOTAL NET ASSETS - 100.00% $ 345,745
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.23%
Fixed Income Funds 22.41%
International Equity Funds 8.74%
Specialty Funds 4.81%
Money Market Funds 0.80%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 59,716 $ 18,342 $ 5,632 $ 52,252
Bond Market Index Fund — 13,464 70 12,833
Core Fixed Income Fund 17,280 4,497 1,608 17,121
Diversified International Fund 15,266 13,692 1,347 23,851
Diversified Real Asset Fund 20,753 4,078 5,167 16,613
Edge MidCap Fund 14,981 319 13,037 —
Equity Income Account 48,104 18,022 7,283 48,403
Finisterre Emerging Markets Total Return Bond Fund 4,093 1,690 2,211 2,849
Global Real Estate Securities Fund 8,020 1,051 6,746 1,595
Government & High Quality Bond Account 5,358 4,447 5,468 3,539
High Yield Fund 2,154 2,601 332 3,942
Inflation Protection Fund — 2,813 218 2,364
International Small Company Fund 7,388 2,824 3,002 4,990
LargeCap Growth Fund I 25,761 3,115 11,641 8,562
LargeCap Value Fund III 28,523 2,922 14,017 14,700
MidCap Account 7,256 20,153 689 21,660
Origin Emerging Markets Fund 36,702 2,606 14,877 16,935
Overseas Fund 6,284 2,853 1,474 6,698
Principal Capital Appreciation Fund 7,922 38,371 2,622 38,060
Principal Government Money Market Fund - Class R-6 4.15% — 2,766 — 2,766
Principal Government Money Market Fund - Institutional Class 4.09% 14,113 9,174 23,287 —
Principal Investment Grade Corporate Active ETF 1,868 284 1,804 —
Principal U.S. Mega-Cap ETF 52,006 — 16,117 27,994
Principal U.S. Small-Cap Multi-Factor ETF 41,514 — 30,174 6,974
Short-Term Income Fund 4,307 1,340 1,405 3,958
Spectrum Preferred and Capital Securities Income Fund 5,088 3,387 311 7,046
$ 434,457 $ 174,811 $ 170,539 $ 345,705
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 492 $ 364 $ (20,666)
Bond Market Index Fund 210 (4) — (557)
Core Fixed Income Fund 499 (183) — (2,865)
Diversified International Fund 265 (338) — (3,422)
Diversified Real Asset Fund 1,027 69 960 (3,120)
Edge MidCap Fund — 1,131 — (3,394)
Equity Income Account 2,011 1,496 4,049 (11,936)
Finisterre Emerging Markets Total Return Bond Fund 265 (303) — (420)
Global Real Estate Securities Fund 3 1,693 16 (2,423)
Government & High Quality Bond Account 54 (475) — (323)
High Yield Fund 195 (34) — (447)
Inflation Protection Fund 143 (9) — (222)
International Small Company Fund 64 (829) — (1,391)
LargeCap Growth Fund I — (3,383) 886 (5,290)
LargeCap Value Fund III 244 (696) 1,129 (2,032)
MidCap Account 50 (200) 1,699 (4,860)
Origin Emerging Markets Fund 499 (1,977) — (5,519)
Overseas Fund 166 (212) 354 (753)
Principal Capital Appreciation Fund 375 (719) — (4,892)
Principal Government Money Market Fund - Class R-6 4.15% 6 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 51 — — —
Principal Investment Grade Corporate Active ETF 39 (346) — (2)
Principal U.S. Mega-Cap ETF 572 5,768 — (13,663)
Principal U.S. Small-Cap Multi-Factor ETF 206 7,289 — (11,655)
Short-Term Income Fund 83 (66) — (218)
Spectrum Preferred and Capital Securities Income Fund 362 (45) — (1,073)
$ 7,389 $ 8,119 $ 9,457 $ (101,143)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Money Market Funds - 0.89%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
1,277,447 $ 1,277
Principal Exchange-Traded Funds - 4.74%
Principal Active High Yield ETF
(a)
171,116 3,054
Principal U.S. Mega-Cap ETF
(a)
103,407 3,729
$ 6,783
Principal Funds, Inc. Class R-6 - 43.88%
Blue Chip Fund
(a),(c)
198,442 5,608
Core Fixed Income Fund
(a)
4,476,948 37,696
Diversified International Fund
(a)
276,363 3,148
Global Real Estate Securities Fund
(a)
100,913 868
High Yield Fund
(a)
315,711 1,989
Origin Emerging Markets Fund
(a)
118,162 1,054
Small- MidCap Dividend Income Fund
(a)
109,091 1,656
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,229,420 10,745
$ 62,764
Principal Funds, Inc. Institutional Class - 37.56%
Bond Market Index Fund
(a)
3,554,293 29,785
Finisterre Emerging Markets Total Return Bond
Fund
(a)
346,185 2,946
Inflation Protection Fund
(a)
924,675 7,092
Principal Capital Appreciation Fund
(a)
95,607 5,292
Short-Term Income Fund
(a)
746,451 8,599
$ 53,714
Principal Variable Contracts Funds, Inc.  Class 1 - 12.93%
Equity Income Account
(a)
345,894 9,180
Government & High Quality Bond Account
(a)
1,129,330 9,306
$ 18,486
TOTAL INVESTMENT COMPANIES $ 143,024
Total Investments $ 143,024
Other Assets and Liabilities -  0.00% (1)
TOTAL NET ASSETS - 100.00% $ 143,023
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.95%
Domestic Equity Funds 17.81%
International Equity Funds 1.35%
Money Market Funds 0.89%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 9,924 $ 1,339 $ 2,756 $ 5,608
Bond Market Index Fund — 32,482 1,153 29,785
Core Fixed Income Fund 34,551 15,912 7,017 37,696
Diversified International Fund 4,873 1,897 2,386 3,148
Diversified Real Asset Fund 12,601 270 12,730 —
Equity Income Account 5,414 7,135 1,531 9,180
Finisterre Emerging Markets Total Return Bond Fund 5,895 785 2,868 2,946
Global Real Estate Securities Fund 8,179 380 6,771 868
Government & High Quality Bond Account 21,160 6,463 15,900 9,306
High Yield Fund 2,086 1,031 766 1,989
Inflation Protection Fund — 8,506 493 7,092
LargeCap Value Fund III 3,442 95 3,394 —
Origin Emerging Markets Fund 1,718 232 420 1,054
Principal Active High Yield ETF 12,000 — 7,532 3,054
Principal Capital Appreciation Fund 3,243 5,683 2,561 5,292
Principal Government Money Market Fund - Class R-6 4.15% — 1,277 — 1,277
Principal Government Money Market Fund - Institutional Class 4.09% 3,795 17,501 21,296 —
Principal Investment Grade Corporate Active ETF 19,063 — 16,044 —
Principal U.S. Mega-Cap ETF 8,010 — 3,186 3,729
Principal U.S. Small-Cap Multi-Factor ETF 1,992 — 1,980 —
Short-Term Income Fund 14,944 484 6,110 8,599
Small- MidCap Dividend Income Fund 4,192 2,412 3,937 1,656
Spectrum Preferred and Capital Securities Income Fund 16,670 2,102 5,523 10,745
$ 193,752 $ 105,986 $ 126,354 $ 143,024
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (174) $ 39 $ (2,725)
Bond Market Index Fund 491 (69) — (1,475)
Core Fixed Income Fund 955 (947) — (4,803)
Diversified International Fund 35 (428) — (808)
Diversified Real Asset Fund 81 321 — (462)
Equity Income Account 413 198 831 (2,036)
Finisterre Emerging Markets Total Return Bond Fund 303 (467) — (399)
Global Real Estate Securities Fund (7) 1,285 17 (2,205)
Government & High Quality Bond Account 176 (1,968) — (449)
High Yield Fund 131 (80) — (282)
Inflation Protection Fund 426 (37) — (884)
LargeCap Value Fund III — (94) — (49)
Origin Emerging Markets Fund 31 (99) — (377)
Principal Active High Yield ETF 462 (164) — (1,250)
Principal Capital Appreciation Fund 52 (648) — (425)
Principal Government Money Market Fund - Class R-6 4.15% 3 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 20 — — —
Principal Investment Grade Corporate Active ETF 355 (3,594) — 575
Principal U.S. Mega-Cap ETF 80 1,234 — (2,329)
Principal U.S. Small-Cap Multi-Factor ETF — 745 — (757)
Short-Term Income Fund 194 (217) — (502)
Small- MidCap Dividend Income Fund 78 (660) 68 (351)
Spectrum Preferred and Capital Securities Income Fund 715 (717) — (1,787)
$ 4,994 $ (6,580) $ 955 $ (23,780)
Amounts in thousands.
(a) The negative income is a result of updated information received, related to estimated distributions from Real Estate Investment Trusts (“REITs”), reported in the prior year.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 99.98% Shares Held Value (000's)
Money Market Funds - 0.70%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
2,373,134 $ 2,373
Principal Exchange-Traded Funds - 11.84%
Principal U.S. Mega-Cap ETF
(a)
862,000 31,084
Principal U.S. Small-Cap Multi-Factor ETF
(a)
231,100 9,035
$ 40,119
Principal Funds, Inc. Class R-6 - 39.20%
Blue Chip Fund
(a),(c)
2,037,871 57,590
Diversified International Fund
(a)
2,199,701 25,055
Diversified Real Asset Fund
(a)
821,011 9,023
International Small Company Fund
(a)
939,024 8,507
LargeCap Growth Fund I
(a),(c)
777,543 10,225
Origin Emerging Markets Fund
(a)
2,519,010 22,470
$ 132,870
Principal Funds, Inc. Institutional Class - 25.47%
Bond Market Index Fund
(a)
1,161,499 9,733
LargeCap Value Fund III
(a)
1,019,727 17,244
Overseas Fund
(a)
1,588,739 14,696
Principal Capital Appreciation Fund
(a)
806,855 44,659
$ 86,332
Principal Variable Contracts Funds, Inc.  Class 1 - 22.77%
Equity Income Account
(a)
2,023,828 53,712
MidCap Account
(a)
457,712 23,458
$ 77,170
TOTAL INVESTMENT COMPANIES $ 338,864
Total Investments $ 338,864
Other Assets and Liabilities -  0.02% 62
TOTAL NET ASSETS - 100.00% $ 338,926
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72.89%
International Equity Funds 13.47%
Fixed Income Funds 10.26%
Specialty Funds 2.66%
Money Market Funds 0.70%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 61,196 $ 20,309 $ 2,217 $ 57,590
Bond Market Index Fund — 10,733 408 9,733
Diversified International Fund 25,501 6,874 1,482 25,055
Diversified Real Asset Fund 19,442 1,698 10,452 9,023
Edge MidCap Fund 16,427 206 14,411 —
Equity Income Account 49,597 22,079 6,343 53,712
Global Real Estate Securities Fund 3,238 — 3,145 —
International Small Company Fund 9,801 1,789 626 8,507
LargeCap Growth Fund I 53,778 1,970 31,684 10,225
LargeCap Value Fund III 33,629 4,460 17,621 17,244
MidCap Account 13,367 16,437 1,985 23,458
Origin Emerging Markets Fund 25,779 13,705 10,909 22,470
Overseas Fund 15,482 3,962 2,708 14,696
Principal Capital Appreciation Fund 9,406 44,283 2,766 44,659
Principal Government Money Market Fund - Class R-6 4.15% — 2,373 — 2,373
Principal Government Money Market Fund - Institutional Class 4.09% 9,966 12,699 22,665 —
Principal U.S. Mega-Cap ETF 43,423 44 4,629 31,084
Principal U.S. Small-Cap Multi-Factor ETF 38,607 — 24,059 9,035
$ 428,639 $ 163,621 $ 158,110 $ 338,864
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (689) $ 402 $ (21,009)
Bond Market Index Fund 159 (22) — (570)
Diversified International Fund 279 (380) — (5,458)
Diversified Real Asset Fund 562 265 521 (1,930)
Edge MidCap Fund — (271) — (1,951)
Equity Income Account 2,282 882 4,594 (12,503)
Global Real Estate Securities Fund (7) 1,184 7 (1,277)
International Small Company Fund 109 (192) — (2,265)
LargeCap Growth Fund I — (3,771) 1,059 (10,068)
LargeCap Value Fund III 287 (624) 1,323 (2,600)
MidCap Account 43 (154) 1,482 (4,207)
Origin Emerging Markets Fund 663 (451) — (5,654)
Overseas Fund 365 (444) 776 (1,596)
Principal Capital Appreciation Fund 440 (798) — (5,466)
Principal Government Money Market Fund - Class R-6 4.15% 5 — — —
Principal Government Money Market Fund - Institutional Class 4.09% 52 — — —
Principal U.S. Mega-Cap ETF 589 943 — (8,697)
Principal U.S. Small-Cap Multi-Factor ETF 269 5,971 — (11,484)
$ 6,097 $ 1,449 $ 10,164 $ (96,735)
Amounts in thousands.
(a) The negative income is a result of updated information received, related to estimated distributions from Real Estate Investment Trusts (“REITs”), reported in the prior year.

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0.56% Shares Held Value (000's)
Money Market Funds - 0.56%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
3 $ —
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
755,062 755
$ 755
TOTAL INVESTMENT COMPANIES $ 755
BONDS - 87.29%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 245
Agriculture - 0.07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 91
Airlines - 0.39%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
232 221
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 82 82
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
229 223
$ 526
Automobile Asset Backed Securities - 7.92%
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 1,067 1,054
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
104 103
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
201 198
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
1,281 1,258
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
800 789
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 294
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 425
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 223
Navistar Financial Dealer Note Master Owner
Trust II
5.19%, 05/25/2027
(d)
800 802
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 720
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 694
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 485
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 230 230
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 300 299
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 241
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 183
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
27 27
0.64%, 03/16/2026
(d)
250 246
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
253 251
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
1,150 1,138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2022-2
4.94%, 08/15/2025
(d)
$ 498 $ 495
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 471 465
$ 10,620
Banks - 15.86%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,151
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 622
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 540
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 738
Bank of Montreal
0.95%, 01/22/2027
(e)
600 530
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
4.59%, 04/26/2024 500 497
Secured Overnight Financing Rate + 0.26%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 268
Barclays PLC
2.28%, 11/24/2027
(e)
500 432
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 496
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 249
Citigroup Inc
0.78%, 10/30/2024
(e)
400 383
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
400 349
Secured Overnight Financing Rate + 0.77%
3.50%, 05/15/2023 250 249
4.00%, 08/05/2024 274 269
4.04%, 06/01/2024
(e)
250 248
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
850 829
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 164
0.96%, 11/08/2023 400 385
Fifth Third Bancorp
3.65%, 01/25/2024 200 197
4.30%, 01/16/2024 400 396
First Republic Bank/CA
1.91%, 02/12/2024
(e)
250 249
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 500 483
2.64%, 02/24/2028
(e)
300 267
Secured Overnight Financing Rate + 1.11%
3.20%, 02/23/2023 300 299
4.48%, 08/23/2028
(e)
500 479
Secured Overnight Financing Rate + 1.73%
5.10%, 12/09/2026 600 578
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 188
Secured Overnight Financing Rate + 1.40%

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
$ 200 $ 174
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,235
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
300 295
Secured Overnight Financing Rate + 1.46%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 619
Morgan Stanley
0.53%, 01/25/2024
(e)
750 745
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
250 219
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 267
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 300 299
4.95%, 01/24/2025 1,000 986
Secured Overnight Financing Rate + 0.63%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 245
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 185
1.60%, 09/29/2026
(d)
750 651
Royal Bank of Canada
0.88%, 01/20/2026 300 266
Societe Generale SA
2.63%, 01/22/2025
(d)
300 282
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 294
0.75%, 01/06/2026 300 265
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 308
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 243
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e)
750 737
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
1.65%, 06/02/2024
(e)
400 394
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(e)
200 187
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
400 372
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 473
Secured Overnight Financing Rate + 1.09%
$ 21,276
Beverages - 0.77%
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 457
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 569
$ 1,026
Biotechnology - 0.81%
Gilead Sciences Inc
0.75%, 09/29/2023 1,124 1,089
Building Materials - 0.23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 305
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.67%
Celanese US Holdings LLC
3.50%, 05/08/2024 $ 200 $ 193
Nutrien Ltd
5.90%, 11/07/2024 450 456
Westlake Corp
3.60%, 08/15/2026 268 252
$ 901
Commercial Mortgage Backed Securities - 9.23%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(f)
545 502
BX 2021-LBA3 Mortgage Trust
5.01%, 10/15/2036
(d)
250 240
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
5.05%, 10/15/2036
(d)
279 268
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
5.17%, 11/15/2038
(d)
400 385
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
4.99%, 06/15/2038
(d)
298 287
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
4.97%, 05/15/2038
(d)
200 192
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
5.02%, 09/15/2036
(d)
1,000 963
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
5.01%, 10/15/2038
(d)
927 891
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
4.95%, 10/15/2026
(d)
375 359
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
4.82%, 10/15/2036
(d)
750 716
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
5.22%, 11/15/2037
(d)
590 573
1.00 x 1 Month USD LIBOR + 0.90%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
5.30%, 05/15/2036
(d)
200 198
1.00 x 1 Month USD LIBOR + 0.98%
ELP Commercial Mortgage Trust 2021-ELP
5.02%, 11/15/2038
(d)
750 720
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(f),(g)
2,365 3
0.20%, 10/16/2054
(f),(g)
1,312 17
0.31%, 01/16/2054
(f),(g)
426 3
0.32%, 01/16/2055
(f),(g)
2,589 16
0.32%, 09/16/2055
(f),(g)
998 9
0.78%, 06/16/2045
(f),(g)
336 5
JP Morgan Chase Commercial Mortgage
Securities Trust 2021-MHC
5.12%, 04/15/2038
(d)
189 184
1.00 x 1 Month USD LIBOR + 0.80%
Life 2021-BMR Mortgage Trust
5.02%, 03/15/2038
(d)
639 619
1.00 x 1 Month USD LIBOR + 0.70%
Life 2022-BMR Mortgage Trust
5.63%, 05/15/2039
(d)
800 780
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHC Commercial Mortgage Trust 2021-MHC
5.12%, 04/15/2038
(d)
$ 1,200 $ 1,164
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
5.17%, 05/15/2038
(d)
400 388
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
5.02%, 07/15/2038
(d)
400 386
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
5.15%, 01/15/2027
(d)
486 465
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
4.80%, 10/15/2036
(d)
685 655
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
5.05%, 11/15/2038
(d)
500 481
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
5.02%, 06/15/2026
(d)
950 915
1.00 x 1 Month USD LIBOR + 0.70%
$ 12,384
Computers - 1.09%
Apple Inc
1.13%, 05/11/2025 1,200 1,105
Dell International LLC / EMC Corp
5.45%, 06/15/2023 52 52
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 298
$ 1,455
Consumer Products - 0.33%
Avery Dennison Corp
0.85%, 08/15/2024 475 443
Diversified Financial Services - 0.52%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 461
Capital One Financial Corp
3.90%, 01/29/2024 242 239
$ 700
Electric - 7.61%
AES Corp/The
1.38%, 01/15/2026 400 355
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 130
3.75%, 06/15/2023
(d)
900 894
American Electric Power Co Inc
2.03%, 03/15/2024 350 337
4.92%, 11/01/2023 600 597
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 550 513
4.25%, 11/30/2023 750 746
Dominion Energy Inc
3.07%, 08/15/2024
(f)
200 193
5.30%, 09/15/2023 600 599
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 100 91
2.53%, 10/01/2024
(f)
300 287
Duke Energy Corp
0.90%, 09/15/2025 250 223
Emera US Finance LP
0.83%, 06/15/2024 395 369
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Louisiana LLC
0.62%, 11/17/2023 $ 91 $ 88
0.95%, 10/01/2024 500 465
Evergy Inc
2.45%, 09/15/2024 200 190
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 682
Florida Power & Light Co
4.57%, 05/10/2023 200 200
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 383
NextEra Energy Capital Holdings Inc
4.47%, 11/03/2023 800 797
Secured Overnight Financing Rate + 0.40%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 358
2.88%, 06/15/2024 100 96
Southwestern Electric Power Co
1.65%, 03/15/2026 400 358
Tucson Electric Power Co
3.05%, 03/15/2025 100 96
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 456
Xcel Energy Inc
0.50%, 10/15/2023 500 482
1.75%, 03/15/2027 250 219
$ 10,204
Entertainment - 0.76%
Warnermedia Holdings Inc
3.76%, 03/15/2027
(d)
300 270
6.09%, 03/15/2024
(d)
750 748
Secured Overnight Financing Rate + 1.78%
$ 1,018
Food - 1.46%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 811
0.61%, 09/14/2024
(d)
500 466
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
700 679
$ 1,956
Forest Products & Paper - 0.27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 365
Gas - 0.27%
NiSource Inc
0.95%, 08/15/2025 400 361
Healthcare - Products - 0.36%
PerkinElmer Inc
0.55%, 09/15/2023 500 484
Healthcare - Services - 1.45%
Centene Corp
4.25%, 12/15/2027 500 469
HCA Inc
5.25%, 06/15/2026 1,000 988
Humana Inc
0.65%, 08/03/2023 500 487
$ 1,944
Home Builders - 0.14%
DR Horton Inc
2.50%, 10/15/2024 200 191
Home Furnishings - 0.18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 239
Insurance - 3.20%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 369

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
$ 750 $ 744
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 442
1.10%, 06/23/2025
(d)
550 498
Markel Corp
3.50%, 11/01/2027 209 192
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 483
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(d)
350 344
3.60%, 01/11/2024
(d)
600 591
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 188
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 442
$ 4,293
Internet - 0.33%
eBay Inc
1.40%, 05/10/2026 500 443
Media - 0.36%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 286
Paramount Global
4.75%, 05/15/2025 200 197
$ 483
Mining - 0.46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 396
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 226
$ 622
Mortgage Backed Securities - 2.27%
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(f)
9 8
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(f)
4 4
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(f)
118 102
JP Morgan Mortgage Trust 2004-A3
3.32%, 07/25/2034
(f)
6 5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(f)
323 284
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(f)
164 144
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(f)
419 359
PHH Mortgage Trust Series 2008-CIM1
6.37%, 06/25/2038 31 28
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(f)
817 703
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(f)
157 141
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(f)
405 350
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(f)
606 520
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(f)
19 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(f)
$ 18 $ 17
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(f)
239 200
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(f)
97 85
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(f)
71 61
$ 3,040
Office & Business Equipment - 0.27%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 355
Oil & Gas - 0.85%
Chevron USA Inc
0.43%, 08/11/2023 300 292
0.69%, 08/12/2025 400 361
Exxon Mobil Corp
1.57%, 04/15/2023 150 149
2.99%, 03/19/2025 200 193
Phillips 66
3.85%, 04/09/2025 150 146
$ 1,141
Other Asset Backed Securities - 12.64%
AMMC CLO 15 Ltd
5.20%, 01/15/2032
(d)
600 590
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
5.41%, 10/22/2032
(d)
500 490
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
9 9
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
68 67
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
242 234
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,666 1,440
1.69%, 07/15/2060
(d)
227 203
Dewolf Park CLO Ltd
5.00%, 10/15/2030
(d)
1,500 1,479
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
5.23%, 01/15/2030
(d)
837 823
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
KKR CLO 18 Ltd
5.13%, 07/18/2030
(d)
943 931
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
5.62%, 10/20/2030
(d)
337 333
1.00 x 3 Month USD LIBOR + 1.38%
5.79%, 10/20/2030
(d)
400 390
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
5.56%, 10/17/2031
(d)
1,000 977
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
5.22%, 10/21/2030
(d)
500 492
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
5.61%, 11/15/2029
(d)
210 207
1.00 x 3 Month USD LIBOR + 1.00%

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marathon CLO XIII Ltd
5.40%, 04/15/2032
(d)
$ 500 $ 491
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
115 113
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
57 52
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
92 89
Oaktree CLO 2019-4 Ltd
5.36%, 10/20/2032
(d)
1,000 975
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
4.91%, 04/15/2030
(d)
460 453
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
5.49%, 10/20/2031
(d)
400 391
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 235
0.97%, 02/15/2026
(d)
350 330
2.47%, 02/15/2027
(d)
1,000 939
Shackleton 2017-X CLO Ltd
5.13%, 04/20/2029
(d)
370 364
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
5.14%, 12/28/2029
(d)
222 219
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
4.96%, 01/17/2032
(d)
750 740
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,498
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 551
Verizon Master Trust
5.23%, 11/22/2027
(f)
550 553
Voya 2012-4 Ltd
5.08%, 10/15/2030
(d)
250 246
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
57 55
$ 16,959
Packaging & Containers - 0.34%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 281
1.51%, 04/15/2026
(d)
200 174
$ 455
Pharmaceuticals - 1.71%
AbbVie Inc
2.60%, 11/21/2024 200 191
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 197
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 289
Cigna Corp
0.61%, 03/15/2024 150 142
1.25%, 03/15/2026 800 713
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 484
Novartis Capital Corp
1.75%, 02/14/2025 300 283
$ 2,299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1.89%
Buckeye Partners LP
4.15%, 07/01/2023 $ 400 $ 393
Energy Transfer LP
4.40%, 03/15/2027 250 237
5.55%, 02/15/2028 400 397
Kinder Morgan Inc
5.36%, 01/15/2023 500 500
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 824
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 186
$ 2,537
REITs - 2.79%
American Tower Trust #1
3.07%, 03/15/2048
(d)
1,225 1,218
3.65%, 03/15/2048
(d)
270 244
Crown Castle Inc
1.35%, 07/15/2025 250 228
CubeSmart LP
4.00%, 11/15/2025 65 62
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 261
4.95%, 04/01/2024 250 246
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 425
1.88%, 07/15/2050
(d)
125 110
2.33%, 07/15/2052
(d)
653 547
2.84%, 01/15/2050
(d)
225 212
Ventas Realty LP
3.50%, 04/15/2024 198 193
$ 3,746
Semiconductors - 0.29%
Microchip Technology Inc
4.33%, 06/01/2023 200 199
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 189
$ 388
Software - 0.76%
Oracle Corp
1.65%, 03/25/2026 300 268
Roper Technologies Inc
1.00%, 09/15/2025 300 269
VMware Inc
0.60%, 08/15/2023 500 487
$ 1,024
Student Loan Asset Backed Securities - 5.62%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
75 70
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
85 82
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
152 136
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
303 258
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
290 234
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
373 303
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
172 145
Keycorp Student Loan Trust 2000-b
4.67%, 07/25/2029 17 17
1.00 x 3 Month USD LIBOR + 0.31%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
10 10

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
$ 28 $ 26
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
92 84
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
147 132
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
152 135
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
170 151
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
115 103
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
115 100
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
855 722
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
146 124
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
372 311
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
395 333
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
222 193
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
651 576
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
208 185
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
410 370
SLM Private Credit Student Loan Trust 2004-A
5.17%, 06/15/2033 48 46
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.10%, 03/15/2024 38 37
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.06%, 06/15/2039 410 385
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
4.97%, 12/15/2039 163 155
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
181 156
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
416 371
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
746 653
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
545 492
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
457 437
$ 7,532
Telecommunications - 2.29%
AT&T Inc
1.70%, 03/25/2026 600 541
5.54%, 02/15/2023 250 250
3 Month USD LIBOR + 0.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
$ 100 $ 97
4.24%, 07/15/2048
(d)
290 263
NTT Finance Corp
0.37%, 03/03/2023
(d)
200 199
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
647 639
5.15%, 03/20/2028
(d)
500 493
Verizon Communications Inc
5.09%, 03/20/2026 600 585
Secured Overnight Financing Rate + 0.79%
$ 3,067
Transportation - 0.51%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 326
Ryder System Inc
1.75%, 09/01/2026 400 352
$ 678
Trucking & Leasing - 0.14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 193
TOTAL BONDS $ 117,078
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.70%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.17%, 09/01/2035 $ 6 $ 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.02%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 3 3
1.00 x 12 Month USD LIBOR + 1.75%
3.22%, 02/01/2037 9 9
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.06%
3.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
3.81%, 08/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 3 3
1.00 x 12 Month USD LIBOR + 1.58%
4.02%, 04/01/2033 7 6
1.00 x 6 Month USD LIBOR + 1.51%
4.42%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
$ 29
U.S. Treasury - 11.67%
0.63%, 03/31/2027 5,100 4,425
0.88%, 06/30/2026 2,500 2,236
1.25%, 11/30/2026 500 449
2.25%, 11/15/2027 3,400 3,133
2.38%, 05/15/2027 5,800 5,407
$ 15,650
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 15,685
Total Investments $ 133,518
Other Assets and Liabilities -  0.45% 604
TOTAL NET ASSETS - 100.00% $ 134,122

Schedule of Investments
Short-Term Income Account
December 31, 2022
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,208 or 50.11% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 26.18%
Financial 22.37%
Government 11.67%
Mortgage Securities 11.53%
Utilities 7.88%
Consumer, Non-cyclical 6.96%
Communications 2.98%
Energy 2.74%
Technology 2.41%
Consumer, Cyclical 1.47%
Basic Materials 1.40%
Industrial 1.40%
Money Market Funds 0.56%
Other Assets and Liabilities
0.45%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 2,742 $ 1,987 $ 755
Principal Government Money Market Fund - Institutional Class 4.09% 1,991 69,356 71,347 —
$ 1,991 $ 72,098 $ 73,334 $ 755
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 3 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 28 — — —
$ 31 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2023 Long 12 $ 1,295 $ (7)
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 0.47% Shares Held Value (000's)
Money Market Funds - 0.47%
BlackRock Liquidity FedFund - Institutional
Class 4.01%
(a),(b)
606,657 $ 607
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(c)
163,485 163
$ 770
TOTAL INVESTMENT COMPANIES $ 770
COMMON STOCKS - 99.49% Shares Held Value (000's)
Aerospace & Defense - 1.06%
AAR Corp
(d)
39,000 $ 1,751
Agriculture - 1.80%
Darling Ingredients Inc
(d)
39,500 2,473
Vital Farms Inc
(d)
34,200 510
$ 2,983
Airlines - 0.20%
Sun Country Airlines Holdings Inc
(d)
21,200 336
Automobile Parts & Equipment - 0.82%
Visteon Corp
(d)
10,400 1,361
Banks - 10.26%
Ameris Bancorp 40,500 1,909
BancFirst Corp 8,800 776
Bancorp Inc /The
(d)
45,300 1,286
CVB Financial Corp 18,900 487
Enterprise Financial Services Corp 22,400 1,097
First Foundation Inc 15,000 215
First Interstate BancSystem Inc 35,000 1,353
First Merchants Corp 27,200 1,118
FNB Corp/PA 112,300 1,466
Independent Bank Corp 4,102 346
Independent Bank Corp/MI 19,700 471
Lakeland Bancorp Inc 23,800 419
Popular Inc 16,700 1,108
Sandy Spring Bancorp Inc 17,100 602
United Community Banks Inc /GA 65,220 2,204
Webster Financial Corp 44,408 2,102
$ 16,959
Biotechnology - 4.77%
ADC Therapeutics SA
(d)
40,200 154
Allogene Therapeutics Inc
(d)
26,100 164
Cellectis SA ADR
(d)
74,600 157
Denali Therapeutics Inc
(d)
27,000 751
Design Therapeutics Inc
(d)
26,100 268
Horizon Therapeutics Plc
(d)
18,900 2,151
Immunocore Holdings PLC ADR
(d)
18,700 1,066
Insmed Inc
(d)
43,800 875
Iovance Biotherapeutics Inc
(d)
40,000 256
MacroGenics Inc
(d)
28,500 191
Olink Holding AB ADR
(d),(e)
34,200 868
Seagen Inc
(d)
7,700 989
$ 7,890
Building Materials - 1.76%
Modine Manufacturing Co
(d)
45,000 894
Summit Materials Inc
(d)
37,022 1,051
Trex Co Inc
(d)
22,900 969
$ 2,914
Chemicals - 0 .29%
Koppers Holdings Inc 17,100 482
Commercial Services - 3.24%
ABM Industries Inc 30,584 1,358
AMN Healthcare Services Inc
(d)
12,400 1,275
Cross Country Healthcare Inc
(d)
24,600 654
First Advantage Corp
(d)
35,900 467
ICF International Inc 9,700 961
Medifast Inc 5,500 634
$ 5,349
Computers - 2.80%
ExlService Holdings Inc
(d)
17,000 2,880
KnowBe4 Inc
(d)
70,579 1,749
$ 4,629
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.51%
Central Garden & Pet Co - A Shares
(d)
23,520 $ 842
Cosmetics & Personal Care - 0.45%
Beauty Health Co/The
(d)
82,100 747
Distribution & Wholesale - 2.41%
Core & Main Inc
(d)
44,400 858
Titan Machinery Inc
(d)
26,200 1,041
WESCO International Inc
(d)
16,600 2,078
$ 3,977
Diversified Financial Services - 5.06%
Encore Capital Group Inc
(d)
31,600 1,515
Flywire Corp
(d)
34,900 854
Focus Financial Partners Inc
(d)
41,400 1,543
Janus Henderson Group PLC 23,200 546
Lazard Ltd 15,700 544
Moelis & Co 11,100 426
Piper Sandler Cos 8,783 1,143
Stifel Financial Corp 20,300 1,185
StoneX Group Inc
(d)
6,453 615
$ 8,371
Electric - 2.19%
Brookfield Renewable Corp 44,700 1,231
Portland General Electric Co 48,600 2,381
$ 3,612
Electrical Components & Equipment - 0.87%
EnerSys 19,400 1,432
Electronics - 4.11%
Advanced Energy Industries Inc 20,800 1,784
Atkore Inc
(d)
16,700 1,894
Mirion Technologies Inc
(d)
64,500 426
Mirion Technologies Inc - Warrants
(d)
45,150 51
TD SYNNEX Corp 13,600 1,288
Vishay Intertechnology Inc 62,400 1,346
$ 6,789
Energy - Alternate Sources - 0.47%
Array Technologies Inc
(d)
40,500 783
Engineering & Construction - 2.15%
Dycom Industries Inc
(d)
24,630 2,305
MYR Group Inc
(d)
13,500 1,243
$ 3,548
Entertainment - 2.50%
Caesars Entertainment Inc
(d)
27,700 1,152
Golden Entertainment Inc
(d)
42,100 1,575
Vail Resorts Inc 5,900 1,406
$ 4,133
Food - 1.27%
Performance Food Group Co
(d)
35,918 2,097
Gas - 1.12%
Southwest Gas Holdings Inc 29,800 1,844
Hand & Machine Tools - 0.64%
Regal Rexnord Corp 8,800 1,056
Healthcare - Products - 3.54%
Adaptive Biotechnologies Corp
(d)
39,700 304
Castle Biosciences Inc
(d)
47,100 1,109
Exact Sciences Corp
(d)
13,900 688
Natera Inc
(d)
54,599 2,193
Nevro Corp
(d)
19,400 768
STAAR Surgical Co
(d)
16,400 796
$ 5,858
Healthcare - Services - 3.82%
Addus HomeCare Corp
(d)
17,600 1,751
Amedisys Inc
(d)
16,400 1,370
Aveanna Healthcare Holdings Inc
(d)
93,400 73
LifeStance Health Group Inc
(d)
126,600 625
Signify Health Inc
(d)
45,200 1,296
Syneos Health Inc
(d)
29,100 1,067
Teladoc Health Inc
(d)
5,900 140
$ 6,322

Schedule of Investments
SmallCap Account
December 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.00%
Cazoo Group Ltd - Warrants
(d)
21,550 $ —
Home Builders - 1.32%
Taylor Morrison Home Corp
(d)
72,100 2,188
Insurance - 2.35%
CNO Financial Group Inc 40,100 916
Hanover Insurance Group Inc /The 13,435 1,816
Primerica Inc 8,100 1,149
$ 3,881
Internet - 0.09%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
57,200 144
Iron & Steel - 1 .17%
Commercial Metals Co 40,200 1,942
Leisure Products & Services - 0.98%
Life Time Group Holdings Inc
(d)
110,400 1,320
Lindblad Expeditions Holdings Inc
(d)
38,700 298
$ 1,618
Lodging - 0.16%
Sonder Holdings Inc
(d)
207,000 257
Machinery - Diversified - 1.76%
Chart Industries Inc
(d)
18,700 2,155
Zurn Elkay Water Solutions Corp 35,700 755
$ 2,910
Media - 0.96%
World Wrestling Entertainment Inc 23,100 1,583
Mining - 0.53%
Alcoa Corp 11,620 529
Piedmont Lithium Inc
(d)
7,800 343
$ 872
Miscellaneous Manufacturers - 0.73%
Hillenbrand Inc 28,300 1,208
Oil & Gas - 3.63%
California Resources Corp 50,000 2,176
Gulfport Energy Corp
(d)
14,500 1,068
PDC Energy Inc 34,000 2,158
Pioneer Natural Resources Co 2,653 606
$ 6,008
Oil & Gas Services - 2.34%
ChampionX Corp 89,200 2,586
NexTier Oilfield Solutions Inc
(d)
138,700 1,282
$ 3,868
Packaging & Containers - 0.66%
Graphic Packaging Holding Co 48,800 1,086
Pharmaceuticals - 1.43%
Collegium Pharmaceutical Inc
(d)
48,800 1,132
Dexcom Inc
(d)
8,400 951
PMV Pharmaceuticals Inc
(d)
32,400 282
$ 2,365
REITs - 6.46%
Agree Realty Corp 35,900 2,546
Cousins Properties Inc 57,201 1,447
First Industrial Realty Trust Inc 45,400 2,191
Ladder Capital Corp 73,300 736
Pebblebrook Hotel Trust 129,820 1,738
Rexford Industrial Realty Inc 37,000 2,022
$ 10,680
Retail - 5.68%
BJ's Wholesale Club Holdings Inc
(d)
32,200 2,130
Bloomin ' Brands Inc 53,100 1,068
Caleres Inc 80,500 1,794
Petco Health & Wellness Co Inc
(d)
51,150 485
Portillo's Inc
(d)
42,000 686
Rush Enterprises Inc - Class A 30,300 1,584
Sally Beauty Holdings Inc
(d)
67,100 840
World Fuel Services Corp 29,100 795
$ 9,382
Savings & Loans - 0.55%
Provident Financial Services Inc 42,200 901
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2.62%
Allegro MicroSystems Inc
(d)
70,100 $ 2,104
Entegris Inc 16,200 1,063
MKS Instruments Inc 4,140 351
SiTime Corp
(d)
8,000 813
$ 4,331
Software - 6.21%
Aspen Technology Inc
(d)
3,344 687
Bentley Systems Inc 9,400 347
Concentrix Corp 13,600 1,811
DigitalOcean Holdings Inc
(d)
27,300 695
DoubleVerify Holdings Inc
(d)
28,856 634
Doximity Inc
(d)
17,700 594
Jamf Holding Corp
(d)
27,500 586
Manhattan Associates Inc
(d)
15,400 1,870
Privia Health Group Inc
(d)
65,300 1,483
Sophia Genetics SA
(d)
24,901 51
Sprout Social Inc
(d)
26,700 1,507
$ 10,265
Telecommunications - 0.42%
Credo Technology Group Holding Ltd
(d)
52,175 694
Transportation - 1.33%
Atlas Air Worldwide Holdings Inc
(d)
10,775 1,086
Hub Group Inc
(d)
14,000 1,113
$ 2,199
TOTAL COMMON STOCKS $ 164,447
Total Investments $ 165,217
Other Assets and Liabilities -  0.04% 69
TOTAL NET ASSETS - 100.00% $ 165,286
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $607 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $593 or 0.36% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.68%
Consumer, Non-cyclical 20.83%
Industrial 15.07%
Consumer, Cyclical 14.07%
Technology 11.63%
Energy 6.44%
Utilities 3.31%
Basic Materials 1.99%
Communications 1.47%
Money Market Funds 0.47%
Diversified 0.00%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
December 31, 2022
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 774 $ 611 $ 163
Principal Government Money Market Fund - Institutional Class 4.09% 7,998 91,632 99,630 —
$ 7,998 $ 92,406 $ 100,241 $ 163
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 1 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 29 — — —
$ 30 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer January Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 183 .49 % Shares Held Value (000's)
Exchange-Traded Funds - 85 .45%
iShares Core S&P 500 ETF 33,589 $ 12,905
SPDR Portfolio S&P 500 ETF 74,596 3,355
SPDR S&P 500 ETF Trust 6,748 2,581
Vanguard S&P 500 ETF 11,016 3,871
$ 22,712
Money Market Funds - 98 .04%
Principal Government Money Market Fund -
Class R-6 4.15%
(a),(b)
26,061,246 26,061
TOTAL INVESTMENT COMPANIES $ 48,773
TOTAL PURCHASED OPTIONS - 18.94% $ 5,035
Total Investments $ 53,808
Other Assets and Liabilities -  (102.43)% (27,227)
TOTAL NET ASSETS - 100.00% $ 26,581
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 98 .04%
Investment Companies 85 .45%
Purchased Options 18 .94%
Other Assets and Liabilities
( 102 .43 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 28, 2022 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 26,061 $ — $ 26,061
$ — $ 26,061 $ – $ 26,061
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 83 $ 8 $ 3 .84 01/02/2024 $ 3,108 $ 3,109 $ 1
Put - S&P 500 Mini Index
(a)
N/A 682 68 $ 383 .95 01/02/2024 1,992 1,926 (66)
Total $ 5,100 $ 5,035 $ (65)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 193 $ 19 $ 422 .35 01/02/2024 $ (424) $ (415) $ 9
Put - S&P 500 Mini Index
(a)
N/A 682 68 $ 345 .56 01/02/2024 (1,172) (1,158) 14
Total $ (1,596) $ (1,573) $ 23
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 87.38% Shares Held Value (000's)
Exchange-Traded Funds - 87.38%
iShares Core S&P 500 ETF
(a)
33,930 $ 13,036
SPDR Portfolio S&P 500 ETF
(a)
75,466 3,395
SPDR S&P 500 ETF Trust
(a)
6,796 2,599
Vanguard S&P 500 ETF
(a)
11,114 3,905
$ 22,935
Money Market Funds - 0.00%
Principal Government Money Market Fund -
Class R-6 4.15%
(b),(c)
1,286 1
TOTAL INVESTMENT COMPANIES $ 22,936
TOTAL PURCHASED OPTIONS - 16.56% $ 4,346
Total Investments $ 27,282
Other Assets and Liabilities -  (3.94)% (1,035)
TOTAL NET ASSETS - 100.00% $ 26,247
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $9,554 or 36.40% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Investment Companies 87.38%
Purchased Options 16.56%
Money Market Funds 0.00%
Other Assets and Liabilities
(3.94)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 609 $ 608 $ 1
Principal Government Money Market Fund - Institutional Class 4.09% — 18,771 18,771 —
$ — $ 19,380 $ 19,379 $ 1
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ — $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 3 — — —
$ 3 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 81 $ 8 $ 3.79 07/03/2023 $ 3,089 $ 3,055 $ (34)
Put - S&P 500 Mini Index
(a)
N/A 684 68 $ 378.54 07/03/2023 2,033 1,291 (742)
Total $ 5,122 $ 4,346 $ (776)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 227 $ 23 $ 416.39 07/03/2023 $ (522) $ (255) $ 267
Put - S&P 500 Mini Index
(a)
N/A 684 68 $ 340.69 07/03/2023 (1,237) (644) 593
Total $ (1,759) $ (899) $ 860
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
December 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 87.59% Shares Held Value (000's)
Exchange-Traded Funds - 87.59%
iShares Core S&P 500 ETF
(a)
23,316 $ 8,958
SPDR Portfolio S&P 500 ETF 51,784 2,329
SPDR S&P 500 ETF Trust 4,659 1,782
Vanguard S&P 500 ETF 7,622 2,678
$ 15,747
Money Market Funds - 0.00%
Principal Government Money Market Fund -
Class R-6 4.15%
(b),(c)
100 —
TOTAL INVESTMENT COMPANIES $ 15,747
TOTAL PURCHASED OPTIONS - 17.08% $ 3,071
Total Investments $ 18,818
Other Assets and Liabilities -  (4.67)% (840)
TOTAL NET ASSETS - 100.00% $ 17,978
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $6,647 or 36.97% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Investment Companies 87.59%
Purchased Options 17.08%
Money Market Funds 0.00%
Other Assets and Liabilities
(4.67)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales December 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.15% $ — $ 209 $ 209 $ —
Principal Government Money Market Fund - Institutional Class 4.09% — 21,059 21,059 —
$ — $ 21,268 $ 21,268 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.15% $ — $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.09% 7 — — —
$ 7 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 60 $ 6 $ 3.59 10/02/2023 $ 2,172 $ 2,257 $ 85
Put - S&P 500 Mini Index
(a)
N/A 476 48 $ 358.56 10/02/2023 1,341 814 (527)
Total $ 3,513 $ 3,071 $ (442)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 120 $ 12 $ 394.42 10/02/2023 $ (333) $ (342) $ (9)
Put - S&P 500 Mini Index
(a)
N/A 476 48 $ 322.70 10/02/2023 (835) (468) 367
Total $ (1,168) $ (810) $ 358
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
December 31, 2022
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2022 $ 12 .81 ( $ 0 .03 ) ( $ 3 .97 ) ( $ 4 .00 ) ( $ 0 .01 ) ( $ 0 .01 ) $ 8 .80
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(d) 10 .00 – 0 .34 0 .34 – – 10 .34

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 31 .20 ) % $ 8,679 1 .05% (c) ( 0 .33 ) % 91 .9%
24 .72 13,515 1 .05 (c) ( 0 .63 ) 12 .5
3 .40 (e) 5,170 1 .05 (c) ,(f) ( 0 .66 ) (f) 54 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2022 $ 10 .76 $ 0 .21 ( $ 1 .62 ) ( $ 1 .41 ) ( $ 0 .21 ) ( $ 0 .01 ) ( $ 0 .22 ) $ 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21
2019 10 .15 0 .28 0 .58 0 .86 ( 0 .29 ) – ( 0 .29 ) 10 .72
2018 10 .39 0 .26 ( 0 .28 ) ( 0 .02 ) ( 0 .22 ) – ( 0 .22 ) 10 .15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .16 ) % $ 2,290,071 0 .14% 2 .19% 102 .0%
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
8 .47 2,539,460 0 .15 (c) 2 .60 93 .6
( 0 .19 ) 2,213,355 0 .15 (c) 2 .52 123 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2022 $ 11 .48 $ 0 .28 ( $ 1 .90 ) ( $ 1 .62 ) ( $ 0 .32 ) ( $ 0 .12 ) ( $ 0 .44 ) $ 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 ) 10 .81

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 14 .13 ) % $ 187,023 0 .49% 2 .76% 146 .8%
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
9 .81 252,874 0 .47 2 .99 152 .4
( 1 .41 ) 280,760 0 .47 3 .27 127 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2022 $ 18.11 $ 0.28 ( $ 2.96) ( $ 2.68) ( $ 0.40) ( $ 1.46) ( $ 1.86) $ 13.57
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
Class 2 shares
2022 18.15 0.24 (2.97) (2.73) (0.35) (1.46) (1.81) 13.61
2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
Class 3 shares
2022 18.04 0.26 (3.00) (2.74) (0.39) (1.46) (1.85) 13.45
2021 17.58 0.68 1.16 1.84 (0.40) (0.98) (1.38) 18.04
2020(e) 17.32 0.05 0.21 0.26 – – – 17.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.85) % $ 32,564 0.05% – % 1.79% 19.5%
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
(15.10) 715,788 0.30 – 1.52 19.5
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (c) 0.30 (d) 1.96 16.9
(3.40) 968,449 0.30 (c) 0.30 (d) 1.69 15.7
(15.24) 563 0.45 – 1.72 19.5
10.65 327 0.45 – 3.79 14.3
1 .50 (f) 10 0.45 (g) – 4.31 (g) 23.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2022 $ 14.43 $ 0.17 ( $ 2.27) ( $ 2.10) ( $ 0.35) ( $ 0.98) ( $ 1.33) $ 11.00
2021 13.65 0.32 1.03 1.35 (0.25) (0.32) (0.57) 14.43
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
Class 3 shares
2022 14.38 0.16 (2.28) (2.12) (0.33) (0.98) (1.31) 10 .95
2021 13.65 0.31 1.02 1.33 (0.28) (0.32) (0.60) 14.38
2020(d) 13.46 0.04 0.15 0.19 – – – 13.65

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(14.63) % $ 141,384 0.31% (c) 1.36% 21.0%
9.94 184,060 0.31 (c) 2.24 18.7
12.03 185,139 0.31 (c) 1.84 25.0
17.48 176,235 0.31 (c) 1 .90 21.3
(3.20) 162,166 0.31 (c) 1.59 16.2
(14.79) 9 0.46 1.28 21.0
9.81 11 0.46 2.17 18.7
1.41 (e) 10 0.46 (f) 4.31 (f) 25.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2022 $ 13.27 $ 0.16 ( $ 1.99) ( $ 1.83) ( $ 0.20) ( $ 0.71) ( $ 0.91) $ 10.53
2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
Class 3 shares
2022 13.23 0.14 (1.97) (1.83) (0.18) (0.71) (0.89) 10.51
2021 12.40 0.19 1.03 1.22 (0.19) (0.20) (0.39) 13.23
2020(e) 12.22 0.04 0.14 0.18 – – – 12.40

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(13.79) % $ 207,220 0.38% 1.40% 104.9%
10.08 229,787 0.38 1.67 47.6
8.82 184,469 0.38 (c) 1.73 83.5
15.47 145,371 0.38 (c) 2.47 33.1
(3.71) (d) 66,983 0.38 (c) 1.90 99.6
(13.84) 10 0.53 1.25 104.9
9.94 11 0.53 1.48 47.6
1.47 (f) 10 0.53 (g) 5.62 (g) 83.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2022 $ 21.68 $ 0.27 ( $ 3.66) ( $ 3.39) ( $ 0.40) ( $ 1.69) ( $ 2.09) $ 16.20
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
Class 3 shares
2022 21.60 0.23 (3.64) (3.41) (0.43) (1.69) (2.12) 16.07
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020(f) 19.80 0.07 0.28 0.35 – – – 20.15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.70) % $ 3,045,729 0.30% – % 1.47% 20.1%
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (c) 0.30 (d) 1.89 16.0
(4.51) (e) 3,488,312 0.30 (c) 0.30 (d) 1.69 15.5
(15.84) 208 0.45 – 1.27 20.1
14.63 277 0.45 – 2.00 14.7
1.77 (g) 10 0.45 (h) – 5.91 (h) 23.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2022 $ 15.66 $ 0.17 ( $ 2.54) ( $ 2.37) ( $ 0.40) ( $ 1.14) ( $ 1.54) $ 11.75
2021 14.33 0.36 1.58 1.94 (0.24) (0.37) (0.61) 15.66
2020 13.53 0.23 1.46 1.69 (0.25) (0.64) (0.89) 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
Class 3 shares
2022 15.59 0.15 (2.51) (2.36) (0.39) (1.14) (1.53) 11.70
2021 14.33 0.35 1.56 1.91 (0.28) (0.37) (0.65) 15.59
2020(d) 14.09 0.05 0.19 0.24 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(15.12) % $ 292,960 0.30% 1.25% 19.9%
13.70 388,912 0.30 2.39 17.4
13.06 378,238 0.30 (c) 1.74 22.3
20.18 353,687 0.31 (c) 1.80 18.8
(4.07) 325,228 0.30 (c) 1.53 16.3
(15 .17) 10 0.45 1.17 19.9
13.44 12 0.45 2.31 17.4
1.70 (e) 10 0.45 (f) 5.91 (f) 22.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2022 $ 14.07 $ 0.17 ( $ 2.12) ( $ 1.95) ( $ 0.20) ( $ 0.85) ( $ 1.05) $ 11.07
2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
Class 3 shares
2022 14.03 0.14 (2.10) (1.96) (0.18) (0.85) (1.03) 11.04
2021 12.68 0.20 1.53 1.73 (0.18) (0.20) (0.38) 14.03
2020(d) 12.47 0.05 0.16 0.21 – – – 12.68

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(13.82) % $ 1,196,821 0.37% 1.36% 101.8%
13.89 1,277,128 0.37 1.69 57.4
8.98 995,575 0.37 1.63 85.9
17.57 765,417 0.37 (c) 2.32 36.2
(4.60) 384,706 0.37 (c) 1.96 103.6
(13.97) 10 0.52 1.18 101.8
13.74 12 0.52 1.46 57.4
1.68 (e) 10 0.52 (f) 7.20 (f) 85.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2022 $ 15.21 $ 0.21 ( $ 2.41) ( $ 2.20) ( $ 0.29) ( $ 0.72) ( $ 1.01) $ 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) ( 0 .51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
Class 3 shares
2022 15.15 (0.01) (2.21) (2.22) – (0.72) (0.72) 12.21
2021 14.82 0.58 0.42 1.00 (0.32) (0.35) (0.67) 15.15
2020(e) 14.65 0.02 0.15 0.17 – – – 14.82

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.54) % $ 254,300 0.30% – % 1.58% 23.5%
6.96 325,983 0.30 (c) 0.30 (d) 1.75 24.8
11.27 323,525 0.30 (c) 0.30 (d) 2.10 31.2
15.16 279,888 0.31 (c) 0.31 (d) 2.16 25.6
(2.38) 241,331 0.30 (c) 0.30 (d) 1.72 22.8
(14.73) 54 0.45 – (0.04) 23.5
6.78 781 0.45 – 3.83 24.8
1.16 (f) 10 0.45 (g) – 2.69 (g) 31.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2022 $ 19 .17 $ 0 .31 ( $ 4 .21 ) ( $ 3 .90 ) ( $ 0 .42 ) ( $ 1 .49 ) ( $ 1 .91 ) $ 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .00 ) % $ 236,721 0 .92% 2 .02% 46 .9%
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2022 $ 34.25 $ 0.59 ( $ 4.25) ( $ 3 .66) ( $ 0.60) ( $ 3.45) ( $ 4.05) $ 26.54
2021 28.54 0.55 5.82 6.37 (0.64) (0.02) (0.66) 34.25
2020 28.19 0.55 1 .08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
2018 26.08 0.64 (1.72) (1.08) (0.52) (1.62) (2.14) 22.86
Class 2 shares
2022 33.87 0.51 (4.20) (3.69) (0.54) (3.45) (3.99) 26.19
2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
2018 25.87 0.57 (1.70) (1.13) (0.46) (1.62) (2.08) 22.66
Class 3 shares
2022 34.10 0.47 (4.23) (3.76) (0.59) (3.45) (4.04) 26.30
2021 28.53 0.47 5.76 6.23 (0.64) (0.02) (0.66) 34.10
2020(c) 27.94 0.03 0.56 0.59 – – – 28.53

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(10.50) % $ 625,764 0.48% 1.99% 19.6%
22.47 701,625 0.47 1.73 9.6
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
(5.01) 636,177 0.49 2.47 13.2
(10.72) 56,495 0.73 1.75 19.6
22.15 53,723 0.72 1.48 9.6
6.15 33,951 0.73 1.93 21.0
28.78 31,874 0.72 1.91 17.9
(5.24) 25,207 0.74 2.23 13.2
(10.86) 308 0.88 1.61 19.6
21.97 148 0.87 1.43 9.6
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT(c)
Class 1 shares
2022 $ 19 .67 $ 0 .31 ( $ 4 .78 ) ( $ 4 .47 ) ( $ 0 .26 ) ( $ 1 .55 ) ( $ 1 .81 ) $ 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 22 .66 ) % $ 68,015 1 .10% (d) 1 .98% 34 .5%
0 .58 90,815 1 .18 (d) 1 .01 35 .7
19 .23 93,839 1 .21 (d) ,(e) 0 .71 57 .6
17 .60 89,729 1 .20 (d) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (d) 1 .05 121 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
(d) Reflects Manager's contractual expense limit.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2022 $ 9 .48 $ 0 .12 ( $ 1 .24 ) ( $ 1 .12 ) ( $ 0 .12 ) ( $ 0 .12 ) $ 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) ( 0 .37 ) 9 .47

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .81 ) % $ 138,346 0 .50% 1 .32% 281 .4%
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2022 $ 52 .48 ( $ 0 .06 ) ( $ 17 .54 ) ( $ 17 .60 ) $ – ( $ 4 .66 ) ( $ 4 .66 ) $ 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 34 .16 ) % $ 439,493 0 .69% (c) ( 0 .16 ) % 28 .1%
21 .89 706,656 0 .66 (c) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (c) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (c) 0 .03 30 .4
3 .60 296,139 0 .74 (c) 0 .08 36 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2022 $ 25 .53 $ 0 .29 ( $ 4 .92 ) ( $ 4 .63 ) ( $ 0 .28 ) ( $ 2 .38 ) ( $ 2 .66 ) $ 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
Class 2 shares
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .33 ) % $ 2,516,267 0 .24% 1 .34% 9 .0%
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2022 $ 18 .86 $ 0 .17 ( $ 3 .34 ) ( $ 3 .17 ) ( $ 0 .17 ) ( $ 1 .64 ) ( $ 1 .81 ) $ 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .95 ) % $ 181,155 0 .46% 1 .09% 8 .3%
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2022 $ 74 .76 $ 0 .11 ( $ 17 .16 ) ( $ 17 .05 ) ( $ 0 .11 ) ( $ 6 .35 ) ( $ 6 .46 ) $ 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
Class 2 shares
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 22 .98 ) % $ 554,971 0 .54% 0 .19% 15 .1%
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (c) 604,094 0 .54 0 .14 12 .2
43 .10 (c) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (c) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (c) 15,710 0 .79 0 .04 24 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2022 $ 41 .87 $ 0 .30 ( $ 7 .16 ) ( $ 6 .86 ) ( $ 0 .29 ) ( $ 4 .36 ) ( $ 4 .65 ) $ 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
Class 2 shares
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .42 ) % $ 121,010 0 .63% 0 .85% 53 .1%
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (c) 8,757 0 .88 1 .28 44 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2022 $ 13 .41 $ 0 .30 ( $ 2 .06 ) ( $ 1 .76 ) ( $ 0 .34 ) ( $ 0 .48 ) ( $ 0 .82 ) $ 10 .83
2021 13 .59 0 .38 0 .43 0 .81 ( 0 .24 ) ( 0 .75 ) ( 0 .99 ) 13 .41
2020 12 .75 0 .25 1 .17 1 .42 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 13 .59
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .20 ) % $ 33,142 0 .02% 2 .54% 35 .3%
5 .94 37,297 0 .02 2 .79 26 .4
11 .40 35,824 0 .02 1 .94 71 .6
14 .10 31,499 0 .04 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 2 .43 29 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2022 $ 15 .19 $ 0 .30 ( $ 2 .47 ) ( $ 2 .17 ) ( $ 0 .45 ) ( $ 0 .95 ) ( $ 1 .40 ) $ 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 14 .38 ) % $ 151,551 0 .01% 2 .32% 25 .4%
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2022 $ 15 .60 $ 0 .25 ( $ 2 .87 ) ( $ 2 .62 ) ( $ 0 .38 ) ( $ 0 .90 ) ( $ 1 .28 ) $ 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .84 ) % $ 227,664 0 .00% 1 .89% 25 .6%
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2022 $ 19 .94 $ 0 .25 ( $ 3 .85 ) ( $ 3 .60 ) ( $ 0 .55 ) ( $ 1 .20 ) ( $ 1 .75 ) $ 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .10 ) % $ 118,055 0 .01% 1 .52% 25 .2%
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2022 $ 19 .60 $ 0 .20 ( $ 3 .88 ) ( $ 3 .68 ) ( $ 0 .59 ) ( $ 1 .37 ) ( $ 1 .96 ) $ 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .81 ) % $ 56,830 0 .01% 1 .22% 33 .0%
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2022 $ 18 .81 $ 0 .19 ( $ 3 .71 ) ( $ 3 .52 ) ( $ 0 .52 ) ( $ 1 .21 ) ( $ 1 .73 ) $ 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .78 ) % $ 15,131 0 .04% (c) 1 .21% 36 .5%
17 .96 17,280 0 .03 (c) 3 .38 25 .3
16 .58 11,468 0 .07 (c) 1 .73 58 .8
27 .24 8,131 0 .10 (c) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (c) 1 .71 84 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2022 $ 12 .62 $ 0 .28 ( $ 1 .93 ) ( $ 1 .65 ) ( $ 0 .37 ) ( $ 0 .48 ) ( $ 0 .85 ) $ 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .09 ) % $ 24,133 0 .03% 2 .50% 37 .6%
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2022 $ 24 .82 $ 0 .32 ( $ 6 .46 ) ( $ 6 .14 ) ( $ 0 .26 ) ( $ 1 .45 ) ( $ 1 .71 ) $ 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
Class 2 shares
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 25 .41 ) % $ 124,969 0 .79% 1 .59% 18 .5%
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (c) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (c) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2022 $ 18 .11 $ 0 .33 ( $ 3 .23 ) ( $ 2 .90 ) ( $ 0 .38 ) ( $ 2 .12 ) ( $ 2 .50 ) $ 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
Class 2 shares
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .15 ) % $ 438,565 0 .23% 2 .17% 43 .2%
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (c) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (c) 2 .29 18 .2
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (c) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (c) 2 .10 18 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2022 $ 13 .61 $ 0 .30 ( $ 2 .25 ) ( $ 1 .95 ) ( $ 0 .30 ) ( $ 1 .13 ) ( $ 1 .43 ) $ 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
Class 2 shares
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 14 .45 ) % $ 134,379 0 .24% 2 .57% 52 .1%
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (c) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (c) 2 .79 19 .5
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (c) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (c) 2 .59 19 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2022 $ 24 .82 $ 0 .36 ( $ 4 .75 ) ( $ 4 .39 ) ( $ 0 .45 ) ( $ 2 .33 ) ( $ 2 .78 ) $ 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
Class 2 shares
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .79 ) % $ 190,273 0 .23% 1 .75% 43 .0%
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (c) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (c) 1 .81 27 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (c) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (c) 1 .60 27 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2022 $ 13 .17 $ 0 .32 ( $ 2 .03 ) ( $ 1 .71 ) ( $ 0 .35 ) ( $ 0 .94 ) ( $ 1 .29 ) $ 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
Class 2 shares
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .11 ) % $ 108,390 0 .24% 2 .82% 54 .1%
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2022 $ 28 .09 $ 0 .33 ( $ 5 .59 ) ( $ 5 .26 ) ( $ 0 .52 ) ( $ 2 .55 ) ( $ 3 .07 ) $ 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
Class 2 shares
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .78 ) % $ 174,041 0 .23% 1 .45% 40 .8%
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (c) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (c) 1 .56 37 .8
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (c) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (c) 1 .34 37 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2022 $ 2 .53 $ 0 .04 ( $ 0 .13 ) ( $ 0 .09 ) ( $ 0 .03 ) $ – ( $ 0 .03 ) $ 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .45 ) % $ 134,122 0 .46% 1 .74% 57 .7%
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (c) 1 .61 73 .7
4 .70 130,852 0 .51 (c) 2 .31 54 .2
1 .02 149,075 0 .50 (c) 2 .19 49 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2022 $ 20 .05 $ 0 .05 ( $ 4 .08 ) ( $ 4 .03 ) ( $ 0 .01 ) ( $ 2 .98 ) ( $ 2 .99 ) $ 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
Class 2 shares
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .63 ) % (c) $ 156,903 0 .84% 0 .32% 18 .0%
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (c) 4,874 1 .08 ( 0 .05 ) 45 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End
of Period
U.S. LARGECAP BUFFER JANUARY ACCOUNT
Class 2 shares
2022(c) $ 10.00 $ – ( $ 0.01) ( $ 0.01) $ 9.99

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0.00% (d),(e) $ 26,581% 0.95 (f),(g) % 3.20% (f) 0.0% (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from December 28, 2022, date operations commenced, through December 31, 2022.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2022(c) $ 10 .00 $ 0 .04 $ 0 .15 $ 0 .19 ( $ 0 .03 ) ( $ 0 .03 ) $ 10 .16

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .93% (d) $ 26,247 0 .95% (e) ,(f) 0 .72% (e) 20 .0% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from June 29, 2022, date operations commenced, through December 31, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER OCTOBER ACCOUNT
Class 2 shares
2022(c) $ 10 .00 $ 0 .02 $ 0 .51 $ 0 .53 ( $ 0 .02 ) ( $ 0 .02 ) $ 10 .51

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .29% (d) $ 17,978 0 .99% (e) ,(f) ,(g) 0 .68% (e) 180 .0% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of
Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market
Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified
International Account, Equity Income Account, Global Emerging Markets Account (formerly International Emerging Markets Account), Government & High Quality Bond
Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital
Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal
LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S. LargeCap Buffer October Account (collectively referred to as the
“Funds”)), including the schedules of investments, as of December 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at December 31, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account (formerly International
Emerging Markets Account)
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2022
For each of the two
years in the period ended
December 31, 2022
For each of the five years in the
period ended December 31, 2022
Blue Chip Account
For the year ended
December 31, 2022
For each of the two
years in the period ended
December 31, 2022
For each of the two years in the
period ended December 31, 2022
and the period from December 9,
2020, date operations commenced,
through December 31, 2020
U.S. LargeCap Buffer January Account
For the period from December 28, 2022, date operations commenced, through December
31, 2022
U.S. LargeCap Buffer July Account
For the period from June 29, 2022, date operations commenced, through December 31,
2022
U.S. LargeCap Buffer October Account
For the period from September 29, 2022, date operations commenced, through December
31, 2022

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, agent banks, brokers, portfolio company management and transfer agents; when replies were not received from brokers or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 21, 2023

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2022 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Funds invest. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( July 1, 2022 to
December 31, 2022 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Actual Hypothetical
Beginning
Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Beginning Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Annualized
Expense
Ratio
Blue Chip Account
Class 3 $ 1,000.00 $ 992.49 $ 5.27 $ 1,000.00 $ 1,019.91 $ 5.35 1.05%
Bond Market Index Account
Class 1 1,000.00 968.26 0.69 1,000.00 1,024.50 0.71 0.14
Core Plus Bond Account
Class 1 1,000.00 971.24 2.53 1,000.00 1,022.63 2.60 0.51
Diversified Balanced Account
Class 1 1,000.00 1,002.68 0.25 1,000.00 1,024.95 0.26 0.05
Class 2 1,000.00 1,001.28 1.51 1,000.00 1,023.69 1.53 0.30
Class 3 1,000.00 999.99 2.27 1,000.00 1,022.94 2.29 0.45
Diversified Balanced Managed Volatility Account
Class 2 1,000.00 1,001.59 1.56 1,000.00 1,023.64 1.58 0.31
Class 3 1,000.00 1,000.28 2.32 1,000.00 1,022.89 2.35 0.46
Diversified Balanced Volatility Control Account
Class 2 1,000.00 996.48 1.91 1,000.00 1,023.29 1.94 0.38
Class 3 1,000.00 996.46 2.67 1,000.00 1,022.53 2.70 0.53
Diversified Growth Account
Class 2 1,000.00 1,010.31 1.52 1,000.00 1,023.69 1.53 0.30
Class 3 1,000.00 1,009.88 2.28 1,000.00 1,022.94 2.29 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Beginning Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Annualized
Expense
Ratio
Diversified Growth Managed Volatility Account
Class 2 $ 1,000.00 $ 1,011.59 $ 1.52 $ 1,000.00 $ 1,023.69 $ 1.53 0.30%
Class 3 1,000.00 1,011.07 2.28 1,000.00 1,022.94 2.29 0.45
Diversified Growth Volatility Control Account
Class 2 1,000.00 1,005.39 1.87 1,000.00 1,023.34 1.89 0.37
Class 3 1,000.00 1,005.03 2.63 1,000.00 1,022.58 2.65 0.52
Diversified Income Account
Class 2 1,000.00 991.52 1.51 1,000.00 1,023.69 1.53 0.30
Class 3 1,000.00 989.93 2.26 1,000.00 1,022.94 2.29 0.45
Diversified International Account
Class 1 1,000.00 1,036.92 4.57 1,000.00 1,020.72 4.53 0.89
Equity Income Account
Class 1 1,000.00 1,048.39 2.48 1,000.00 1,022.79 2.45 0.48
Class 2 1,000.00 1,047.10 3.77 1,000.00 1,021.53 3.72 0.73
Class 3 1,000.00 1,046.42 4.54 1,000.00 1,020.77 4.48 0.88
Global Emerging Markets Account
Class 1 1,000.00 970.86 5.37 1,000.00 1,019.76 5.50 1.08
Government & High Quality Bond Account
Class 1 1,000.00 964.34 2.48 1,000.00 1,022.68 2.55 0.50
LargeCap Growth Account I
Class 1 1,000.00 975.04 3.48 1,000.00 1,021.68 3.57 0.70
LargeCap S&P 500 Index Account
Class 1 1,000.00 1,021.56 1.27 1,000.00 1,023.95 1.28 0.25
Class 2 1,000.00 1,020.66 2.55 1,000.00 1,022.68 2.55 0.50
LargeCap S&P 500 Managed Volatility Index Account
Class 1 1,000.00 1,023.68 2.35 1,000.00 1,022.89 2.35 0.46
MidCap Account
Class 1 1,000.00 1,046.95 2.79 1,000.00 1,022.48 2.75 0.54
Class 2 1,000.00 1,045.80 4.07 1,000.00 1,021.22 4.02 0.79
Principal Capital Appreciation Account
Class 1 1,000.00 1,046.86 3.25 1,000.00 1,022.03 3.21 0.63
Class 2 1,000.00 1,045.49 4.54 1,000.00 1,020.77 4.48 0.88
Principal LifeTime 2010 Account
Class 1 1,000.00 999.10 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime 2020 Account
Class 1 1,000.00 1,002.70 0.05 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2030 Account
Class 1 1,000.00 1,007.25 0.05 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2040 Account
Class 1 1,000.00 1,020.04 0.05 1,000.00 1,025.16 0.05 0.01

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2022 (unaudited)

Actual Hypothetical
Beginning
Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Beginning Account
Value July 1,
2022
Ending Account
Value December
31, 2022
Expenses Paid
During Period
July 1, 2022 to
December 31,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2050 Account
Class 1 $ 1,000.00 $ 1,027.37 $ 0.05 $ 1,000.00 $ 1,025.16 $ 0.05 0.01%
Principal LifeTime 2060 Account
Class 1 1,000.00 1,027.39 0.20 1,000.00 1,025.00 0.20 0.04
Principal LifeTime Strategic Income Account
Class 1 1,000.00 999.82 0.15 1,000.00 1,025.05 0.15 0.03
Real Estate Securities Account
Class 1 1,000.00 934.98 3.85 1,000.00 1,021.22 4.02 0.79
Class 2 1,000.00 933.93 5.07 1,000.00 1,019.96 5.30 1.04
SAM Balanced Portfolio
Class 1 1,000.00 1,007.65 1.21 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,006.31 2.48 1,000.00 1,022.74 2.50 0.49
SAM Conservative Balanced Portfolio
Class 1 1,000.00 1,001.98 1.21 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,000.14 2.47 1,000.00 1,022.74 2.50 0.49
SAM Conservative Growth Portfolio
Class 1 1,000.00 1,014.66 1.22 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,013.48 2.49 1,000.00 1,022.74 2.50 0.49
SAM Flexible Income Portfolio
Class 1 1,000.00 996.84 1.21 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 994.89 2.46 1,000.00 1,022.74 2.50 0.49
SAM Strategic Growth Portfolio
Class 1 1,000.00 1,023.97 1.22 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,022.79 2.50 1,000.00 1,022.74 2.50 0.49
Short-Term Income Account
Class 1 1,000.00 1,001.12 2.32 1,000.00 1,022.89 2.35 0.46
SmallCap Account
Class 1 1,000.00 1,042.82 4.33 1,000.00 1,020.97 4.28 0.84
Class 2 1,000.00 1,040.81 5.61 1,000.00 1,019.71 5.55 1.09
U.S. LargeCap Buffer January Account
Class 2 1,000.00 1,000.00 0.08
(b)
1,000.00 1,020.42 4.84 0.95
U.S. LargeCap Buffer July Account
Class 2 1,000.00 1,019.33 4.84 1,000.00 1,020.42 4.84 0.95
U.S. LargeCap Buffer October Account
Class 2 1,000.00 1,052.89 2.59
( c )
1,000.00 1,020.21 5.04 0.99
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 28, 2022 to December 31, 2022), multiplied by 3/365 (to reflect the period since inception).
(c)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 29, 2022 to December 31, 2022), multiplied by 93/365 (to reflect the period since inception).

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Funds made distributions for the months of September 2022 and December 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2022
Fund Net Income Realized Gain Capital Sources
Diversified International Account 98.39% 0.00% 1.61%
MidCap Account 33.18 66.82 0.00
December 2022
Fund Net Income Realized Gain Capital Sources
U.S. LargeCap Buffer October Account 99.01% 0.99% 0.00%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment
Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”)
serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal
Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board
Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September
14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 131 Formerly: McClatchy Newspapers, Inc.;
Frontier Communications, Inc.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 131 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, Pivotwise,
Global Partner, IBM (2016 – 2018)
131 Liquidity Services, Inc.
Frances Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 131 First Interstate BancSystems, Inc. since
2022; Great Western Bancorp, Inc. and
Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
131 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
131 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC
131 None
Karen (“Karrie”) McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
131 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 131 SpartanNash
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 131 Helmerich & Payne; Formerly: Brown
Advisory; Denbury Resources Inc.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar Principal Global Investors (“PGI”) 131 None
Chair and Board Member since 2019
Chair, Executive Committee
1957
President (2018-2021)
Director (2018-2020)
Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Division President (2020-2021)
President (2018-2020)
Executive Vice President and Chief Investment
Officer (2014-2018)
Post Advisory Group, LLC (“Post”)
Director (2018-2020)
RobustWealth
Chair and Executive Vice President (2018-2021)
Patrick G. Halter PGI 131 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Chief Operating Officer (2017-2018)
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – Principal
Asset Management (“PAM”) since 2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
Principal Real Estate Investors, LLC (“PREI”)
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Chief Executive Officer (2005-2018)
Origin Asset Management LLP (“Origin”)
Director (2018-2019)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia PGI
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director since 2019
President – Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
PFGI, PFSI, and PLIC
Senior Executive Director and Chief Operating
Officer - PAM since 2022
Senior Executive Director and Chief Operating
Officer – PGI (2020-2022)
President-Principal Funds (2019-2020)
Post
Director since 2020
PREI
Senior Executive Director and Chief Operating
Officer – PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management, Inc. (“Spectrum”)
Director since 2021
Origin
Additional Director since 2022
Oppenheimer Funds
Senior Vice President (2011-2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods PGI
Counsel, Vice President, and Assistant
Secretary
Des Moines, IA 50392
1961
Vice President, Associate General Counsel, and
Assistant Secretary since 2021
Vice President, Associate General Counsel, and
Secretary (2020-2021)
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary (2018-2020)
PFD
Vice President, Associate General Counsel, and
Secretary since 2022
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2022)
PFSI
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary since
2015
PLIC
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary since 2015
Post
Assistant Secretary since 2021
Secretary (2020-2021)
PREI
Vice President, Associate General Counsel,
Governance Officer, and Secretary since 2020
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary (2020)
PSI
Vice President, Associate General Counsel, and
Secretary (2021-2022)
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
PSS
Vice President, Associate General Counsel, and
Secretary since 2021
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
RobustWealth, Inc.
Vice President, Associate General Counsel, and
Assistant Corporate Secretary since 2019
Spectrum
Assistant Secretary since 2021
Secretary (2020-2021)
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses dated May 1, 2022 (and as supplemented) and the Statement of
Additional Information dated May 1, 2022 and restated September 14, 2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/pvcprospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2022 meeting, the Board performed its annual review and renewal process relating to the Management
Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management
Agreement between the Principal Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-five (35)
series of PVC (each series is referred to as a “Fund”); and (2) the Sub-Advisory Agreements between the Manager and each of
Brown Advisory, LLC; Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”)
and T. Rowe Price Associates, Inc. (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory
Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory
Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. For PVC U.S. LargeCap Buffer July Account, which began operations after the previous annual evaluation of the Advisory Agreements in September 2021, the Board considered that the Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested. The
Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the
Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/
or waive management fees for certain Funds. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the
Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a
Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-
advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2022 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2022, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar Direct data.
For Funds or Sub-Advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2022, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2022, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio
(including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares or for which Class 1 shares represented less than 5% of the Fund’s total assets, comparative fee and expense information was provided based upon Class 2 shares (or Class 3 shares if the Fund does not issue Class 2 shares).
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The
Board considered that certain Principal Funds, Inc. funds with similar investment strategies and policies as the Funds have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for Class 1 shares of each of the PVC Principal LifeTime Accounts was in the third quartile or better in the Expense Group and that the total net expense ratio, including acquired fund fees and expenses.
With regard to PVC LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (both were at the 99th percentile) in the Expense Group. The Board accepted the Manager’s proposal to amend the management fee schedule for the
Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the reduced management fee schedule on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Class 1 shares in the Expense Group, noting that the Fund’s effective net management fee rate would move to the 71st percentile and the Fund’s total net expense ratio would move to the 57th percentile. Considering all relevant factors, including that the other funds in the Expense Group did not include the additional feature of a volatility management strategy and that the Fund’s performance was in the third quartile of its Performance Universe for each of the three-year and blended three- and five-year periods ended March 31, 2022 (56th and 54th percentiles, respectively), the Board concluded that the Management
Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.
With regard to each of the PVC Equity Income Account and PVC MidCap Account, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of the PVC Short Term Income Account and PVC LargeCap S&P 500 Index Account, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management
Agreements for the year ended December 31, 2021. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2021. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable
Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, the
Diversified Balanced Managed Volatility Account, the Diversified Balanced Volatility Control Account, the Diversified Growth
Account, the Diversified Growth Managed Volatility Account, the Diversified Growth Volatility Control Account, and the
Diversified Income Account do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time. The Board further determined that no breakpoints are necessary at this time for the

LargeCap S&P 500 Managed Volatility Index Account due, among other factors, to their current asset levels and taking into account historical and/or pro forma levels of profitability to the Manager.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
With regard to the PVC LifeTime 2010 Account, the Board noted that the Board had approved the reorganization of PVC LifeTime
2010 Account into PVC Principal Lifetime Strategic Account. The Board considered that the renewal of the Management
Agreement for the PVC LifeTime 2010 Account would allow the Fund to operate until completion of its reorganization and to provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.
Sub-Advisory Agreements, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fees, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the
Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-
Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the
Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense
Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-
advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fees or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fees and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The Board considered the profitability of the affiliated
Sub-Advisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the
Board concluded that the sub-advisory fees were reasonable.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the sub-advisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Principal LifeTime 2010 Account
Held December 20, 2022
1. Approval of a Plan of Acquisition providing for the reorganization of the Principal LifeTime 2010 Account into the Principal LifeTime
Strategic Income Account.
For Against Abstain
2,857,142,911 54,057,711 318,314,604

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2022 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended December 31,
2022 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Unrecaptured Section 1250 Gain Distribution. Principal Variable Contracts Funds, Inc. – Real Estate Securities Account distributed
Unrecaptured Section 1250 gains, in addition to long-term capital gains, in 2022. Unrecaptured Section 1250 gains are gains from the sale of depreciable properties that are subject to a maximum tax rate of 25%.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2022 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2022 , are as follows:
The funds may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section
905(c). The Funds will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
DRD DRD
Blue Chip Account 0.00% Principal LifeTime 2010 Account 8.47%
Bond Market Index Account 0.00 Principal LifeTime 2020 Account 9.21
Core Plus Bond Account 0.35 Principal LifeTime 2030 Account 12.90
Diversified Balanced Account 30.55 Principal LifeTime 2040 Account 16.76
Diversified Balanced Managed Volatility Account 48.95 Principal LifeTime 2050 Account 18.57
Diversified Balanced Volatility Control Account 9.66 Principal LifeTime 2060 Account 19.52
Diversified Growth Account 38.36 Principal LifeTime Strategic Income Account 7.89
Diversified Growth Managed Volatility Account 59.10 Real Estate Securities Account 1.71
Diversified Growth Volatility Control Account 12.44 SAM Balanced Portfolio 21.26
Diversified Income Account 20.31 SAM Conservative Balanced Portfolio 17.43
Diversified International Account 0.00 SAM Conservative Growth Portfolio 25.13
Equity Income Account 41.11 SAM Flexible Income Portfolio 12.09
Global Emerging Markets Account 0.00 SAM Strategic Growth Portfolio 29.70
Government & High Quality Bond Account 0.00 Short-Term Income Account 0.00
LargeCap Growth Account I 38.85 SmallCap Account 20.07
LargeCap S&P 500 Index Account 96.04 U.S. LargeCap Buffer January Account 0.00
LargeCap S&P 500 Managed Volatility Index
Account 100.00 U.S. LargeCap Buffer July Account 100.00
MidCap Account 100.00 U.S. LargeCap Buffer October Account 100.00
Principal Capital Appreciation Account 42.40
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0023 8.32% Principal LifeTime 2030 Account $ 0.0065 14.35%
Diversified Balanced Managed Volatility Account 0.0018 7.26 Principal LifeTime 2040 Account 0.0111 19.53
Diversified Balanced Volatility Control Account 0.0015 3.50 Principal LifeTime 2050 Account 0.0126 20.94
Diversified Growth Account 0.0038 11.77 Principal LifeTime 2060 Account 0.0116 22.48
Diversified Growth Managed Volatility Account 0.0028 9.92 Principal LifeTime Strategic Income Account 0.0033 8.79
Diversified Growth Volatility Control Account 0.0022 4.93 SAM Balanced Portfolio 0.0059 10.39
Diversified Income Account 0.0011 4.39 SAM Conservative Balanced Portfolio 0.0029 9.48
Diversified International Account 0.0366 71.00 SAM Conservative Growth Portfolio 0.0098 11.85
Global Emerging Markets Account 0.0473 51.10 SAM Flexible Income Portfolio 0.0013 4.25
Principal LifeTime 2010 Account 0.0032 9.68 SAM Strategic Growth Portfolio 0.0117 17.06
Principal LifeTime 2020 Account 0.0055 10.49

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | MM1290-28 | 02/2023 | 2628244

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2021 - $539,200
December 31, 2022 - $645,236

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2021 - $0
December 31, 2022 - $15,550

Ernst &Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2021 - $173,379
December 31, 2022 - $134,149

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2021 - $173,379
December 31, 2022 - $149,699

Ernst & Young billed Principal Shareholder Services and Principal Funds Distributor, Inc., and Principal Global Investors, LLC an aggregate of the following amounts for the last two years:

	2022	2021
Principal Shareholder Services	$4,725	$4,500
Principal Funds Distributor, Inc.	$4,715	$4,490
Principal Global Investors, LLC	$175,770	$106,900

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	02/13/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	02/13/2023

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer

Date	02/13/2023